UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-140812
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 19	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-05701
Amendment No. 69	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2015

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2015 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

America's marketFLEX® Advisor Annuity
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-4
The date of this prospectus is May 1, 2015.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2015), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 42. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
Additionally, with respect to the Extra Value Options, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	ALPS Variable Investment Trust
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	American Funds Insurance Series®
•	BlackRock Variable Series Funds, Inc.

•	Credit Suisse Trust
•	Direxion Insurance Trust
•	Dreyfus Investment Portfolios
•	Fidelity Variable Insurance Products Fund
•	Eaton Vance Variable Trust
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Guggenheim Variable Funds Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Lazard Retirement Series, Inc.
•	Legg Mason Partners Variable Income Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Northern Lights Variable Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Pioneer Variable Contracts Trust
•	ProFunds
•	Rydex Variable Trust
•	The Merger Fund VL
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
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Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-4, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract. Please refer to the applicable section later in this prospectus for a detailed description of each charge.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Variable Account Annual Expenses (annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge	0.25%
Administrative Charge	0.20%
Return of Premium Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	0.65%
Extra Value Options[2] (an applicant may elect one)
3% Extra Value Option Charge	0.40%
Total Variable Account Charges (including this option only)	0.85%
4% Extra Value Option Charge	0.55%
Total Variable Account Charges (including this option only)	1.00%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (Expenses shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.)
Mortality and Expense Risk Charge (applicable to all contracts)	0.25%
Administrative Charge (applicable to all contracts)	0.20%
Return of Premium Enhanced Death Benefit Option Charge	0.20%
4% Extra Value Option Charge	0.55%
Maximum Possible Total Variable Account Charges	1.20%

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	Nationwide will discontinue deducting the charge associated with the 3% and 4% Extra Value Options seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.32%	9.43%
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The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (1.20%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (9.43%)	$1,116	$3,146	$4,934	$8,524	*	$3,146	$4,934	$8,524	$1,116	$3,146	$4,934	$8,524
Minimum Total Underlying Mutual Fund Operating Expenses (0.32%)	$ 160	$ 495	$ 854	$1,864	*	$ 495	$ 854	$1,864	$ 160	$ 495	$ 854	$1,864
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
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Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.25% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
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Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract or upon withdrawal from the contract.
Death Benefit Options
The contract contains a standard death benefit (return of Contract Value) at no additional charge. An optional death benefit is also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect the following death benefit option at the time of application:
•	The Return of Premium Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
Extra Value Options
The contract offers Extra Value Options, one of which may be elected at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The available options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.40% of the Daily Net Assets.
•	The 4% Extra Value Option applies a credit in the amount of 4% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.55% of the Daily Net Assets.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 4% Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium
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taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Contract Value) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-4 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
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Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
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Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
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Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, and death benefit calculations. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the contract owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
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Distribution, Promotional, and Sales Expenses
No commissions are paid to firms that sell the contracts. However, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
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Amount of Payments Nationwide Receives
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
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Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.25% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Sales Fees
There are no sales fees assessed upon purchase payments or withdrawals from the contract.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
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•	scheduled and systematic transfers;
•	withdrawals;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Option
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Return of Premium Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
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•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.40% of the Daily Net Assets for the first seven Contract Years.
4% Extra Value Option
Applicants can elect the 4% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.55% of the Daily Net Assets for the first seven Contract Years.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	in any Contract Year before the end of the seventh Contract Year, the Contract Owner takes one or more partial withdrawals that total more than 10% of the total of all purchase payments made to the contract during the first Contract Year.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
(1)	If the withdrawal is taken in order to pay registered representative fees;
(2)	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of the seventh Contract Year, Nationwide will recapture the entire amount credited to the contract under the option.
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Recapture Resulting from a Partial Withdrawal
If the Contract Owner, during the first seven Contract Years, takes one or more partial surrenders each Contract Year that total more than 10% of the total of all purchase payments made to the contract during the first Contract Year, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000. In Contract Year two, Mr. X takes a $15,000 withdrawal. Under the contract Mr. X is entitled to withdraw up to 10% of purchase payments made to the contract during the first Contract Year without subjecting any of the credit to recapture. Thus, he can take ($100,000 x 10%) = $10,000 free of recapture. That leaves $5,000 of the withdrawal subject to recapture. For the recapture calculation, Nationwide will multiply that $5,000 by 3% to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the $15,000 partial withdrawal is $150.
The amount recaptured will be taken from the Sub-Accounts in the same proportion that purchase payments are allocated as of the withdrawal date.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 0.85% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.45%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 0.85% will have a lower unit value than Sub-Account X with charges of 0.45% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
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Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
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A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be Contract Owner's spouse)
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be Annuitant's spouse)
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
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(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits) allocated to the Sub-Accounts. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
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The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.45% to 1.20% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time upon advance written notice.
Transfer requests will be processed on the current Valuation Day if received at the Service Center at least one hour before the close of the New York Stock Exchange ("NYSE") (generally 3:00 pm EST). Nationwide is currently extending the cut-off time for transfer requests submitted via the internet to 15 minutes before the close of the NYSE (generally 3:45 pm EST). All transfer requests received at the Service Center after the applicable cut-off time will be processed on the next Valuation Day.
Actively Traded Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that support active trading strategies ("Actively Traded Funds").
•	Direxion Insurance Trust - Dynamic VP HY Bond Fund
•	Guggenheim Variable Fund - CLS Global Diversified Equity Fund
•	Guggenheim Variable Fund - CLS Global Growth Fund
•	Guggenheim Variable Fund - CLS Growth and Income Fund
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
•	ProFunds - ProFund VP Access High Yield Fund
•	ProFunds - ProFund VP Asia 30
•	ProFunds - ProFund VP Banks
•	ProFunds - ProFund VP Basic Materials
•	ProFunds - ProFund VP Bear
•	ProFunds - ProFund VP Biotechnology
•	ProFunds - ProFund VP Bull
•	ProFunds - ProFund VP Consumer Goods
•	ProFunds - ProFund VP Consumer Services
•	ProFunds - ProFund VP Emerging Markets
•	ProFunds - ProFund VP Europe 30
•	ProFunds - ProFund VP Financials
•	ProFunds - ProFund VP Health Care
•	ProFunds - ProFund VP Industrials
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•	ProFunds - ProFund VP International
•	ProFunds - ProFund VP Internet
•	ProFunds - ProFund VP Japan
•	ProFunds - ProFund VP NASDAQ-100
•	ProFunds - ProFund VP Oil & Gas
•	ProFunds - ProFund VP Pharmaceuticals
•	ProFunds - ProFund VP Precious Metals
•	ProFunds - ProFund VP Real Estate
•	ProFunds - ProFund VP Rising Rates Opportunity
•	ProFunds - ProFund VP Semiconductor
•	ProFunds - ProFund VP Short Emerging Markets
•	ProFunds - ProFund VP Short International
•	ProFunds - ProFund VP Short NASDAQ-100
•	ProFunds - ProFund VP Technology
•	ProFunds - ProFund VP Telecommunications
•	ProFunds - ProFund VP U.S. Government Plus
•	ProFunds - ProFund VP UltraNASDAQ-100
•	ProFunds - ProFund VP UltraShort NASDAQ-100
•	ProFunds - ProFund VP Utilities
•	Rydex Variable Trust - Banking Fund
•	Rydex Variable Trust - Basic Materials Fund
•	Rydex Variable Trust - Biotechnology Fund
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Dow 2x Strategy Fund
•	Rydex Variable Trust - Electronics Fund
•	Rydex Variable Trust - Energy Fund
•	Rydex Variable Trust - Energy Services Fund
•	Rydex Variable Trust - Europe 1.25x Strategy Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
•	Rydex Variable Trust - Health Care Fund
•	Rydex Variable Trust - High Yield Strategy Fund
•	Rydex Variable Trust - Internet Fund
•	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
•	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
•	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
•	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
•	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
•	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
•	Rydex Variable Trust - Japan 2x Strategy Fund
•	Rydex Variable Trust - Leisure Fund
•	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® Fund
•	Rydex Variable Trust - Nova Fund
•	Rydex Variable Trust - Precious Metals Fund
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•	Rydex Variable Trust - Real Estate Fund
•	Rydex Variable Trust - Retailing Fund
•	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
•	Rydex Variable Trust - S&P 500 2x Strategy Fund
•	Rydex Variable Trust - S&P 500 Pure Growth Fund
•	Rydex Variable Trust - S&P 500 Pure Value Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
•	Rydex Variable Trust - Technology Fund
•	Rydex Variable Trust - Telecommunications Fund
•	Rydex Variable Trust - Transportation Fund
•	Rydex Variable Trust - Utilities Fund
•	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Limited Transfer Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that prohibit active trading strategies ("Limited Transfer Funds").
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B
•	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III
•	American Funds Insurance Series® - Capital Income Builder®: Class 4
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III
•	Credit Suisse Trust - Commodity Return Strategy Portfolio
•	Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund
•	Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund
•	Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
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•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares
•	Guggenheim Variable Fund - Global Managed Futures Strategy
•	Guggenheim Variable Fund - Long Short Equity Fund
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
•	Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series)
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
•	Ivy Funds Variable Insurance Portfolios - Asset Strategy
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
•	Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
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•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares
•	Northern Lights Variable Trust - 7Twelve Balanced Portfolio
•	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
•	Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares
•	Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
•	Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II
•	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
•	Rydex Variable Trust - Commodities Strategy Fund
•	The Merger Fund VL - The Merger Fund VL
•	The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II
•	Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
•	Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class
Frequent Trading and Transfer Restrictions
Some of the Sub-Accounts available in the contract invest in underlying mutual funds that are designed to support active trading strategies (frequent reallocations from one Sub- Account to another). These Sub-Accounts are referred to in this prospectus as "Actively Traded Funds." The remaining Sub-Accounts available in the contract invest in underlying mutual funds that prohibit such active trading. These Sub-Accounts are referred to as "Limited Transfer Funds." Lists of the Actively Traded Funds and Limited Transfer Funds appear at the beginning of this section.
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Nationwide discourages (and will take action to deter) inappropriate frequent transfers between and among the Limited Transfer Funds because frequent movement between or among those Sub-Accounts may negatively impact other investors. Frequent transfers among the Limited Transfer Funds can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the potentially negative impact of frequent transfers among the Limited Transfer Funds, Nationwide has implemented, or reserves the right to implement, several restrictions designed to deter frequent transfers among the Limited Transfer Funds, while still permitting Contract Owners to actively trade among the Actively Traded Funds. Nationwide makes no assurance that all risks associated with frequent trading will be completely eliminated by these processes and/or restrictions.
If Nationwide is unable to deter frequent trading in the Limited Transfer Funds, the performance of the Sub-Accounts may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess (against the Variable Account) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" involving Limited Transfer Funds in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 Sub-Accounts in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two Sub-Accounts will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders involving Limited Transfer Funds will be accepted.
Nationwide will apply the following guidelines to the Limited Transfer Funds except for underlying mutual funds of Guggenheim Variable Fund and underlying mutual funds of the Rydex Variable Trust:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision below.
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Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Generally, allocations may be transferred among the Sub-Accounts once per Valuation Period without charges or penalties.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax
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withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
If an Extra Value Option has been elected, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial Withdrawal to Pay Registered Representative Fees
The contract may be available for use with investment accounts sold by registered representatives. Any fees and expenses charged by registered representatives or associated with such accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus. Fees for those accounts would be specified in the respective account agreements with the registered representative.
Selection of an investment advisor is at the complete discretion of the Contract Owner. Nationwide is not affiliated with and does not endorse such advisors, and makes no representations as to their qualifications. Some Contract Owners may authorize such advisors to take partial withdrawal from the contract to pay advisory or management fees. Any withdrawals may be subject to income tax and/or tax penalties.
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Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if an optional death benefit is elected, Nationwide will pay the Contract Value plus any additional amount necessary to equal the optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Withdrawals Under Certain Plan Types
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
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Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock
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Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Nationwide® Guided Portfolio Strategies
The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a GPS.
GPS portfolios are available under the contract at the time of application, and only one portfolio can be elected. However, Contract Owners may allocate part of their Contract Value to a GPS and the remainder to one or more Sub-Accounts. Total fund allocations among the GPS and/or Sub-Account(s) must equal 100%, and GPS allocations must be elected as a whole percentage.
A GPS is a static portfolio. The allocations or "split" between one or more Sub-Accounts is not monitored or adjusted to reflect changing market conditions. Nationwide will not automatically rebalance a Contract Owner's Variable Account value to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. However, Contract Owners can elect Asset Rebalancing for no additional charge (see Asset Rebalancing).
Nationwide is not providing investment advice by providing these portfolios. Contract Owners are responsible for determining which GPS and/or Sub-Account(s) are best for them. Consult a qualified investment advisor.
Contract Owners may transfer out of a GPS subject to the terms of this prospectus. Transfers may be subject to a Short-Term Trading Fee.
For additional information about the underlying mutual funds that comprise a GPS, see Appendix A: Underlying Mutual Funds.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information.
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Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
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Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value.
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Return of Premium Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The optional death benefit includes a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 75 or younger at the time the contract is issued;
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(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
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Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
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The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.45% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
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Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
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Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other
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unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-05701
Securities Act of 1933 Registration File No. 333-140812
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
ATF:	This Sub-Account is an Actively Traded Fund (see Transfer Requests).
LTF:	This Sub-Account is a Limited Transfer Fund (see Transfer Requests).
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a Contract Owner's exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser's determination of reasonable risk.
Designation: LTF
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
Designation: LTF
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	To seek to maximize total return, which consists of appreciation on its investments and a variable income stream.
Designation: LTF
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
Designation: LTF
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Designation: LTF
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Designation: STTF, LTF
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
43

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Designation: STTF, LTF
American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years.
Designation: LTF
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
Designation: LTF
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Designation: LTF
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	To seek to provide total return.
Designation: FF, LTF
Credit Suisse Trust - Commodity Return Strategy Portfolio
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Designation: LTF
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund
Investment Advisor:	Rafferty Asset Management, LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that track the performance of the Auspice Broad Commodity Index (the "Index").
Designation: LTF
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund
Investment Advisor:	Rafferty Asset Management, LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that track the performance of the Auspice Managed Futures Index ("the Index").
Designation: LTF
Direxion Insurance Trust - Dynamic VP HY Bond Fund
Investment Advisor:	Rafferty Asset Management, LLC
Investment Objective:	The Fund seeks to maximize total return (income plus capital appreciation).
Designation: ATF
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Designation: LTF
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Designation: LTF
44

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF, LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: LTF
45

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (formerly, Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares)
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to provide a high level of current income, consistent with low volatility of principal.
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return comprised of income and capital appreciation.
Designation: LTF
Guggenheim Variable Fund - CLS Global Diversified Equity Fund (formerly, Guggenheim Variable Fund - CLS AdvisorOne Amerigo)
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Long-term capital growth without regard to current income.
Designation: FF, ATF
Guggenheim Variable Fund - CLS Growth and Income Fund (formerly, Guggenheim Variable Fund - CLS AdvisorOne Clermont)
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	A combination of current income and growth of capital.
Designation: FF, ATF
Guggenheim Variable Fund - CLS Global Growth Fund (formerly, Guggenheim Variable Fund - CLS AdvisorOne Select Allocation)
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Growth of capital and total return.
Designation: FF, ATF
Guggenheim Variable Fund - Global Managed Futures Strategy
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.
Designation: LTF
Guggenheim Variable Fund - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Designation: LTF
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Designation: LTF
46

Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Series M seeks to provide total return, comprised of current income and capital appreciation.
Designation: LTF
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is total return with a low to moderate correlation to traditional financial market indices.
Designation: LTF
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Designation: LTF
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return, consistent with the preservation of capital.
Designation: LTF
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund seeks total return.
Designation: LTF
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, LTF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF, LTF
47

Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
48

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks income primarily, and total return secondarily, through investment in other mutual funds with a fixed-income orientation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks long-term growth of capital through a broad and flexible allocation in stocks, bonds and other asset classes through investment in other mutual funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF, LTF
49

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: ATF
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
50

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: LTF
51

Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Designation: LTF
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Cramer Rosenthal McGlynn, LLC, GAMCO Asset Management Inc., Lazard Asset Management LLC, Levin Capital Strategies, L.P., Loeb Arbitrage Management LP, SLS Management, LLC, Sound Point Capital Management, L.P., Visium Asset Management, LP
Investment Objective:	The Fund seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.
Designation: LTF
Northern Lights Variable Trust - 7Twelve Balanced Portfolio
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Designation: LTF
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Investment Advisor:	BTS Asset Management, Inc.
Investment Objective:	Seeks to provide total return.
Designation: LTF
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares
Investment Advisor:	Monte Capital Group, LLC
Investment Objective:	The Portfolio seeks income and capital appreciation.
Designation: LTF
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
Investment Advisor:	W. E. Donoghue & Co., Inc.
Investment Objective:	The Fund's primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
Designation: LTF
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF, LTF
52

PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
Designation: LTF
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Long-term growth of capital.
Designation: LTF
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.
Designation: LTF
53

ProFunds - ProFund VP Access High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Access VP High Yield Fund (the "Fund") seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
Designation: ATF
ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.
Designation: ATF
ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. BanksSM Index.
Designation: ATF
ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic MaterialsSM Index.
Designation: ATF
ProFunds - ProFund VP Bear
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (-1X) of the daily performance of the S&P 500® Index.
Designation: ATF
ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. BiotechnologySM Index.
Designation: ATF
ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index.
Designation: ATF
ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer GoodsSM Index.
Designation: ATF
ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The fund does not seek to achieve its stated investment objective over a period of time greater than one day.
Designation: ATF
ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR® Index.
Designation: ATF
54

ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Pro-Funds Europe 30 Index.
Designation: ATF
ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. FinancialsSM Index.
Designation: ATF
ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health CareSM Index
Designation: ATF
ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. IndustrialsSM Index.
Designation: ATF
ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.
Designation: ATF
ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet CompositeSM Index.
Designation: ATF
ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF
ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.
Designation: ATF
ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & GasSM Index.
Designation: ATF
ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. PharmaceuticalsSM Index.
Designation: ATF
55

ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious MetalsSM Index.
Designation: ATF
ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real EstateSM Index.
Designation: ATF
ProFunds - ProFund VP Rising Rates Opportunity
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
Designation: ATF
ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. SemiconductorsSM Index.
Designation: ATF
ProFunds - ProFund VP Short Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR® Index.
Designation: ATF
ProFunds - ProFund VP Short International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.
Designation: ATF
ProFunds - ProFund VP Short NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short NASDAQ-100 (formerly ProFund VP Short OTC) seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.
Designation: ATF
ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. TechnologySM Index.
Designation: ATF
ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S TelecommunicationsSM Index.
Designation: ATF
56

ProFunds - ProFund VP U.S. Government Plus
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
Designation: ATF
ProFunds - ProFund VP UltraNASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP UltraNASDAQ-100 (formerly ProFund VP Ultra OTC) seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100® Index.
Designation: ATF
ProFunds - ProFund VP UltraShort NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.
Designation: ATF
ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. UtilitiesSM Index.
Designation: ATF
Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: ATF
Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: ATF
Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: ATF
Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: LTF
Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: ATF
57

Rydex Variable Trust - Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: ATF
Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: ATF
Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designation: ATF
Rydex Variable Trust - Europe 1.25x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones STOXX 50 Index.
Designation: ATF
Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: ATF
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Designation: ATF
Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: ATF
Rydex Variable Trust - High Yield Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.
Designation: ATF
Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: ATF
58

Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Long Treasury Bond.
Designation: ATF
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the S&P Mid Cap 400® Index.
Designation: ATF
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Japan 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF
Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: ATF
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400® Index.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
59

Rydex Variable Trust - Nova Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: ATF
Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: ATF
Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: ATF
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - S&P 500 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Designation: ATF
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Designation: ATF
60

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Designation: ATF
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: ATF
Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: ATF
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: ATF
Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: ATF
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
Designation: LTF
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Designation: LTF
61

The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Both capital appreciation and current income.
Designation: LTF
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Designation: LTF
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Designation: LTF
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: LTF
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class

This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	The fund seeks to achieve consistent absolute (positive) returns in various market cycles.
Designation: FF, LTF
62

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.45%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2014 (the maximum Variable Account charge of 1.20%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.934706	12.725669	6.63%	4,619
2013	10.310807	11.934706	15.75%	4,970
2012	9.135590	10.310807	12.86%	6,945
2011*	10.000000	9.135590	-8.64%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.381188	11.565485	11.41%	14,314
2013*	10.000000	10.381188	3.81%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.421360	10.716795	2.83%	23,690
2013	11.438352	10.421360	-8.89%	18,217
2012	10.699913	11.438352	6.90%	74,737
2011*	10.000000	10.699913	7.00%	60,248
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	16.527827	18.510673	12.00%	29,725
2013	12.223844	16.527827	35.21%	13,139
2012	10.701471	12.223844	14.23%	10,958
2011	10.425522	10.701471	2.65%	3,125
2010*	10.000000	10.425522	4.26%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	15.765674	17.747589	12.57%	26,276
2013	12.022619	15.765674	31.13%	26,245
2012	10.540718	12.022619	14.06%	33,331
2011	10.481925	10.540718	0.56%	3,462
2010*	10.000000	10.481925	4.82%	0
63

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.552940	11.717539	1.42%	965
2013*	10.000000	11.552940	15.53%	3,259
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.775135	12.963391	1.47%	47,711
2013	11.216003	12.775135	13.90%	47,577
2012	10.245656	11.216003	9.47%	44,406
2011	10.680654	10.245656	-4.07%	40,685
2010*	10.000000	10.680654	6.81%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	9.017217	7.449589	-17.38%	6,617
2013	10.094837	9.017217	-10.67%	7,678
2012	10.357570	10.094837	-2.54%	6,941
2011	11.911231	10.357570	-13.04%	2,060
2010*	10.000000	11.911231	19.11%	130
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.226713	-7.73%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.413135	14.13%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.918118	10.857491	-0.56%	0
2013	10.551035	10.918118	3.48%	1,716
2012*	10.000000	10.551035	5.51%	9,268
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.952124	9.52%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.736547	12.330827	5.06%	25,888
2013	10.221691	11.736547	14.82%	35,393
2012	9.148636	10.221691	11.73%	32,436
2011*	10.000000	9.148636	-8.51%	916
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	14.529634	14.876228	2.39%	16,057
2013	11.792263	14.529634	23.21%	22,010
2012	10.270881	11.792263	14.81%	12,858
2011	10.478770	10.270881	-1.98%	35,349
2010*	10.000000	10.478770	4.79%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.613278	11.053215	4.15%	35,098
2013*	10.000000	10.613278	6.13%	8,806
64

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.492925	12.094341	5.23%	16,833
2013*	10.000000	11.492925	14.93%	29,602
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.278116	10.635555	3.48%	0
2013*	10.000000	10.278116	2.78%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	12.215163	12.582365	3.01%	10,692
2013	9.940848	12.215163	22.88%	1,179
2012	8.782158	9.940848	13.19%	1,179
2011	9.516499	8.782158	-7.72%	1,179
2010	8.302887	9.516499	14.62%	459
2009	5.982812	8.302887	38.78%	1,680
2008	10.560125	5.982812	-43.35%	138
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	12.059990	12.341860	2.34%	10,483
2013	10.201885	12.059990	18.21%	1,251
2012	9.116216	10.201885	11.91%	1,232
2011	9.559867	9.116216	-4.64%	664
2010	8.442286	9.559867	13.24%	0
2009	6.245042	8.442286	35.18%	0
2008	10.841403	6.245042	-42.40%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	11.588521	11.744041	1.34%	62,981
2013	10.566748	11.588521	9.67%	1,127
2012	9.581056	10.566748	10.29%	1,108
2011	9.651027	9.581056	-0.73%	611
2010	8.735016	9.651027	10.49%	126,754
2009	7.158065	8.735016	22.03%	0
2008	10.282751	7.158065	-30.39%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	7.330022	8.178799	11.58%	7,745
2013	7.177312	7.330022	2.13%	13,405
2012	8.119539	7.177312	-11.60%	3,253
2011	8.926285	8.119539	-9.04%	4,739
2010	9.295316	8.926285	-3.97%	3,253
2009	9.727880	9.295316	-4.45%	6,456
2008*	10.000000	9.727880	-2.72%	0
65

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	10.351532	10.592950	2.33%	1,556
2013	8.852836	10.351532	16.93%	37
2012	8.515589	8.852836	3.96%	15,578
2011	9.154786	8.515589	-6.98%	49,702
2010	8.269333	9.154786	10.71%	71,116
2009	6.525624	8.269333	26.72%	1,782
2008	11.060826	6.525624	-41.00%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.796854	9.165310	4.19%	14,624
2013	8.692900	8.796854	1.20%	9,229
2012	8.542210	8.692900	1.76%	6,487
2011	8.300144	8.542210	2.92%	33,756
2010	7.852272	8.300144	5.70%	432
2009	8.155551	7.852272	-3.72%	0
2008	10.079339	8.155551	-19.09%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.221239	10.417511	1.92%	10,969
2013*	10.000000	10.221239	2.21%	7,156
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.073647	10.564710	4.87%	7,011
2013*	10.000000	10.073647	0.74%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.018459	10.542871	5.23%	0
2013*	10.000000	10.018459	0.18%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	14.334523	13.518753	-5.69%	19,470
2013	11.507336	14.334523	24.57%	45,002
2012	9.699509	11.507336	18.64%	64,536
2011	10.499842	9.699509	-7.62%	64,043
2010*	10.000000	10.499842	5.00%	8,812
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.899397	9.397920	-5.07%	21,398
2013*	10.000000	9.899397	-1.01%	39,085
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	10.075476	9.878752	-1.95%	8,677
2013*	10.000000	10.075476	0.75%	140,025
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	11.193019	11.615929	3.78%	1,119
2013	10.358739	11.193019	8.05%	0
2012	9.523400	10.358739	8.77%	22,648
2011*	10.000000	9.523400	-4.77%	0
66

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.881878	13.134452	10.54%	187
2013*	10.000000	11.881878	18.82%	187
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.261356	13.860518	4.52%	13,165
2013	10.805312	13.261356	22.73%	33,998
2012	9.380066	10.805312	15.19%	18,386
2011*	10.000000	9.380066	-6.20%	39,161
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.902799	-0.97%	448
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.293280	2.93%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.909865	12.227234	2.66%	5,584
2013*	10.000000	11.909865	19.10%	2,157
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.641814	11.804888	1.40%	55,510
2013*	10.000000	11.641814	16.42%	38,999
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	15.007686	15.612006	4.03%	4,396
2013	11.643588	15.007686	28.89%	4,410
2012	10.069743	11.643588	15.63%	0
2011	10.804287	10.069743	-6.80%	0
2010*	10.000000	10.804287	8.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	13.052518	13.552183	3.83%	11,265
2013	11.435413	13.052518	14.14%	13,480
2012	10.343184	11.435413	10.56%	7,667
2011	10.531506	10.343184	-1.79%	7,667
2010*	10.000000	10.531506	5.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.979358	14.570179	4.23%	597
2013	11.581929	13.979358	20.70%	613
2012	10.237698	11.581929	13.13%	0
2011	10.651096	10.237698	-3.88%	0
2010*	10.000000	10.651096	6.51%	0
67

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.675789	12.011057	2.87%	1,274
2013	11.177217	11.675789	4.46%	1,739
2012	10.444641	11.177217	7.01%	1,471
2011	10.345820	10.444641	0.96%	5,144
2010*	10.000000	10.345820	3.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.293466	10.478758	1.80%	0
2013*	10.000000	10.293466	2.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.365571	10.423509	0.56%	0
2013*	10.000000	10.365571	3.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	13.500802	14.054273	4.10%	12,336
2013	11.512163	13.500802	17.27%	10,612
2012	10.291293	11.512163	11.86%	9,417
2011	10.584630	10.291293	-2.77%	5,218
2010*	10.000000	10.584630	5.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	14.352919	14.940134	4.09%	7,647
2013	11.601388	14.352919	23.72%	20,974
2012	10.170501	11.601388	14.07%	5,101
2011	10.717008	10.170501	-5.10%	6,019
2010*	10.000000	10.717008	7.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.608012	13.063647	3.61%	2,779
2013	11.385461	12.608012	10.74%	9,742
2012	10.393170	11.385461	9.55%	11,855
2011	10.468380	10.393170	-0.72%	5,338
2010*	10.000000	10.468380	4.68%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.731068	11.204262	4.41%	49,618
2013	11.005034	10.731068	-2.49%	3,904
2012	10.320309	11.005034	6.63%	17,084
2011*	10.000000	10.320309	3.20%	2,393
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.714292	-2.86%	2,949
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.800405	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.299411	2.99%	0
68

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.225766	2.26%	33,030
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.414408	4.14%	865
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.316998	3.17%	21,220
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.394297	3.94%	22,193
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.220592	2.21%	10,350
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.272656	10.477584	1.99%	0
2013*	10.000000	10.272656	2.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.337575	10.469481	1.28%	0
2013*	10.000000	10.337575	3.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.381647	3.82%	135,929
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.385031	3.85%	15,111
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.312138	3.12%	38,118
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.818731	9.774554	-0.45%	2,107,467
2013	9.863126	9.818731	-0.45%	517,297
2012	9.907868	9.863126	-0.45%	1,600,055
2011	9.952557	9.907868	-0.45%	954,687
2010	9.997529	9.952557	-0.45%	326,461
2009*	10.000000	9.997529	-0.02%	70,341
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.634449	9.963583	3.42%	22,419
2013*	10.000000	9.634449	-3.66%	1,438
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.987890	13.736714	-1.80%	10,839
2013	11.605130	13.987890	20.53%	13,037
2012	10.091503	11.605130	15.00%	21,223
2011	11.216372	10.091503	-10.03%	22,259
2010*	10.000000	11.216372	12.16%	38,174
69

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.063182	-9.37%	5,372
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	16.149070	17.707873	9.65%	8,553
2013	12.068785	16.149070	33.81%	6,176
2012	10.438669	12.068785	15.62%	2,870
2011	10.836040	10.438669	-3.67%	2,352
2010*	10.000000	10.836040	8.36%	258
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	15.195461	16.676586	9.75%	11,503
2013	11.304518	15.195461	34.42%	8,288
2012	9.656934	11.304518	17.06%	2,198
2011	10.329804	9.656934	-6.51%	11,588
2010*	10.000000	10.329804	3.30%	274
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.921295	17.471785	3.25%	8,707
2013	12.263439	16.921295	37.98%	5,767
2012	10.745392	12.263439	14.13%	3,938
2011	11.296658	10.745392	-4.88%	13,336
2010*	10.000000	11.296658	12.97%	968
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	16.501041	19.222566	16.49%	31,099
2013	12.216964	16.501041	35.07%	27,690
2012	10.548143	12.216964	15.82%	18,595
2011	10.847515	10.548143	-2.76%	545
2010*	10.000000	10.847515	8.48%	263
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.106477	11.06%	5,041
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.810067	8.10%	53,115
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.488008	4.88%	5,215
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.956024	9.56%	116,582
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.374249	12.001549	28.03%	10,781
2013*	10.000000	9.374249	-6.26%	0
70

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.283154	10.287434	0.04%	26,929
2013	10.318760	10.283154	-0.35%	4,158
2012	10.012695	10.318760	3.06%	15,124
2011*	10.000000	10.012695	0.13%	47,717
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.145517	10.070008	-0.74%	0
2013*	10.000000	10.145517	1.46%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.720647	9.812580	0.95%	42,641
2013*	10.000000	9.720647	-2.79%	294,864
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	10.009560	10.715818	7.06%	6,171
2013	9.675759	10.009560	3.45%	3,768
2012*	10.000000	9.675759	-3.24%	261
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.688987	10.526381	-1.52%	10,114
2013	10.264877	10.688987	4.13%	22,512
2012*	10.000000	10.264877	2.65%	3,869
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.495279	11.678841	1.60%	8,820
2013*	10.000000	11.495279	14.95%	6,097
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.922848	10.923169	0.00%	26,416
2013	10.960241	10.922848	-0.34%	45,934
2012	9.589921	10.960241	14.29%	38,982
2011*	10.000000	9.589921	-4.10%	6,990
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	10.078617	8.165065	-18.99%	4,967
2013	11.871005	10.078617	-15.10%	4,573
2012	11.343567	11.871005	4.65%	23,325
2011	12.324497	11.343567	-7.96%	56,771
2010*	10.000000	12.324497	23.24%	74,007
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	12.228856	12.344820	0.95%	22,871
2013	13.214666	12.228856	-7.46%	31,027
2012	11.271873	13.214666	17.24%	162,848
2011	10.660602	11.271873	5.73%	104,432
2010*	10.000000	10.660602	6.61%	83,085
71

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.520143	11.502808	-0.15%	3,692
2013	12.385579	11.520143	-6.99%	12,601
2012	11.823072	12.385579	4.76%	20,974
2011	10.954424	11.823072	7.93%	192,426
2010*	10.000000	10.954424	9.54%	72,432
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.341428	11.534103	1.70%	12,084
2013	12.460071	11.341428	-8.98%	14,025
2012	11.712721	12.460071	6.38%	52,495
2011	10.949177	11.712721	6.97%	73,071
2010*	10.000000	10.949177	9.49%	98,992
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	13.086280	13.448533	2.77%	47,314
2013	12.444829	13.086280	5.15%	299,575
2012	10.947268	12.444829	13.68%	508,167
2011	10.652152	10.947268	2.77%	281,483
2010*	10.000000	10.652152	6.52%	9,017
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.330781	10.361246	0.29%	51,451
2013	10.401646	10.330781	-0.68%	51,203
2012	9.880622	10.401646	5.27%	55,538
2011*	10.000000	9.880622	-1.19%	23,855
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.693730	11.089266	3.70%	34,952
2013	10.967234	10.693730	-2.49%	44,130
2012	10.061067	10.967234	9.01%	92,560
2011*	10.000000	10.061067	0.61%	83,104
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.944170	10.190795	2.48%	842
2013*	10.000000	9.944170	-0.56%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	9.272894	8.049722	-13.19%	508
2013	9.523418	9.272894	-2.63%	1,423
2012	8.567626	9.523418	11.16%	2,379
2011	11.266994	8.567626	-23.96%	35,679
2010*	10.000000	11.266994	12.67%	14,682
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	13.609232	13.507873	-0.74%	0
2013	12.227241	13.609232	11.30%	0
2012	10.616363	12.227241	15.17%	0
2011	10.885291	10.616363	-2.47%	115,939
2010*	10.000000	10.885291	8.85%	3,437
72

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.936637	14.198448	1.88%	21,887
2013	12.724854	13.936637	9.52%	499,043
2012	11.200457	12.724854	13.61%	517,702
2011	10.950428	11.200457	2.28%	37,212
2010*	10.000000	10.950428	9.50%	8,270
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.693624	10.478578	-2.01%	1,352
2013	9.343136	10.693624	14.45%	3,524
2012	8.127525	9.343136	14.96%	0
2011	11.183281	8.127525	-27.32%	14,966
2010*	10.000000	11.183281	11.83%	3,006
ProFunds - ProFund VP Banks - Q/NQ
2014	13.239223	14.547208	9.88%	0
2013	9.965186	13.239223	32.85%	238
2012	7.503715	9.965186	32.80%	0
2011*	10.000000	7.503715	-24.96%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.885176	10.006699	1.23%	0
2013	8.384414	9.885176	17.90%	3,555
2012	7.763575	8.384414	8.00%	0
2011*	10.000000	7.763575	-22.36%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.970478	4.243090	-14.63%	0
2013	6.797813	4.970478	-26.88%	4,492
2012	8.187328	6.797813	-16.97%	23,825
2011	9.026274	8.187328	-9.29%	89,542
2010*	10.000000	9.026274	-9.74%	89,545
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	22.090761	28.528475	29.14%	6,197
2013	13.175956	22.090761	67.66%	3,789
2012	9.406575	13.175956	40.07%	21,147
2011*	10.000000	9.406575	-5.93%	1,149
ProFunds - ProFund VP Bull - Q/NQ
2014	15.206435	16.874070	10.97%	662,228
2013	11.772247	15.206435	29.17%	95,439
2012	10.383436	11.772247	13.38%	386,537
2011	10.430190	10.383436	-0.45%	5,552
2010*	10.000000	10.430190	4.30%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	14.031522	15.396955	9.73%	22,095
2013	10.972960	14.031522	27.87%	5,196
2012	9.942895	10.972960	10.36%	4,235
2011*	10.000000	9.942895	-0.57%	142
73

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	16.402770	18.363719	11.95%	19,505
2013	11.780282	16.402770	39.24%	1,189
2012	9.691738	11.780282	21.55%	0
2011*	10.000000	9.691738	-3.08%	1,658
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.750007	8.412754	-3.85%	11,771
2013	9.392782	8.750007	-6.84%	9,175
2012	8.853601	9.392782	6.09%	82,871
2011	11.075932	8.853601	-20.06%	9,662
2010*	10.000000	11.075932	10.76%	20,782
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	13.587164	12.356451	-9.06%	292
2013	11.220856	13.587164	21.09%	10,035
2012	9.667328	11.220856	16.07%	46,044
2011	10.657891	9.667328	-9.29%	0
2010*	10.000000	10.657891	6.58%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.586872	15.272807	12.41%	718
2013	10.333567	13.586872	31.48%	0
2012	8.322198	10.333567	24.17%	0
2011*	10.000000	8.322198	-16.78%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.702605	19.336460	23.14%	4,490
2013	11.286440	15.702605	39.13%	1,820
2012	9.656751	11.286440	16.88%	0
2011*	10.000000	9.656751	-3.43%	147
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.926732	14.637355	5.10%	6,976
2013	10.123663	13.926732	37.57%	13,293
2012	8.781955	10.123663	15.28%	10,375
2011*	10.000000	8.781955	-12.18%	2,826
ProFunds - ProFund VP International - Q/NQ
2014	12.789147	11.699359	-8.52%	13,345
2013	10.751217	12.789147	18.96%	9,271
2012	9.315613	10.751217	15.41%	8,474
2011	10.924006	9.315613	-14.72%	5,362
2010*	10.000000	10.924006	9.24%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	15.316781	15.418929	0.67%	211
2013	10.141738	15.316781	51.03%	6,268
2012	8.506416	10.141738	19.22%	0
2011*	10.000000	8.506416	-14.94%	0
74

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2014	13.147269	13.510355	2.76%	207
2013	8.909245	13.147269	47.57%	2,786
2012	7.279030	8.909245	22.40%	2,795
2011	8.975941	7.279030	-18.91%	3,950
2010*	10.000000	8.975941	-10.24%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.928781	19.718456	16.48%	165,369
2013	12.664656	16.928781	33.67%	156,867
2012	10.945413	12.664656	15.71%	88,042
2011	10.837127	10.945413	1.00%	10,519
2010*	10.000000	10.837127	8.37%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	14.338357	12.722760	-11.27%	3,102
2013	11.608813	14.338357	23.51%	3,270
2012	11.333043	11.608813	2.43%	4,408
2011	11.134078	11.333043	1.79%	2,191
2010*	10.000000	11.134078	11.34%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	15.253483	18.124566	18.82%	3,749
2013	11.640855	15.253483	31.03%	2,889
2012	10.454251	11.640855	11.35%	19,812
2011*	10.000000	10.454251	4.54%	1,540
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.377846	3.318073	-24.21%	15,750
2013	7.086703	4.377846	-38.22%	4,823
2012	8.330619	7.086703	-14.93%	6,402
2011*	10.000000	8.330619	-16.69%	5,885
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.842267	13.493601	24.45%	30,697
2013	10.881191	10.842267	-0.36%	4,538
2012	9.328532	10.881191	16.64%	17,918
2011*	10.000000	9.328532	-6.71%	1,112
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.919044	4.109444	-30.57%	774
2013	5.104743	5.919044	15.95%	52,170
2012	5.509924	5.104743	-7.35%	1,244
2011	8.855732	5.509924	-37.78%	0
2010*	10.000000	8.855732	-11.44%	80,894
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	11.233438	15.044184	33.92%	4,450
2013	8.454153	11.233438	32.87%	464
2012	8.861801	8.454153	-4.60%	459
2011*	10.000000	8.861801	-11.38%	0
75

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.938678	7.671426	-3.37%	0
2013	7.992997	7.938678	-0.68%	11,060
2012	9.233637	7.992997	-13.44%	0
2011	8.381824	9.233637	10.16%	0
2010*	10.000000	8.381824	-16.18%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.439412	5.566523	2.34%	0
2013	6.917120	5.439412	-21.36%	5,091
2012	8.702409	6.917120	-20.51%	0
2011	8.586990	8.702409	1.34%	0
2010*	10.000000	8.586990	-14.13%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.417090	3.544960	-19.74%	358
2013	6.285104	4.417090	-29.72%	358
2012	7.774862	6.285104	-19.16%	0
2011	8.723848	7.774862	-10.88%	0
2010*	10.000000	8.723848	-12.76%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.767238	15.012129	17.58%	2,209
2013	10.244246	12.767238	24.63%	0
2012	9.329063	10.244246	9.81%	17,750
2011*	10.000000	9.329063	-6.71%	1,727
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	12.387911	12.401980	0.11%	201
2013	11.103779	12.387911	11.56%	201
2012	9.572855	11.103779	15.99%	0
2011*	10.000000	9.572855	-4.27%	149
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	12.251832	16.635452	35.78%	854
2013	15.215015	12.251832	-19.48%	0
2012	15.136665	15.215015	0.52%	1,612
2011	10.594914	15.136665	42.87%	3,359
2010*	10.000000	10.594914	5.95%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	26.722974	36.136682	35.23%	573
2013	14.992986	26.722974	78.24%	74,999
2012	11.260294	14.992986	33.15%	10,426
2011	11.447817	11.260294	-1.64%	11,463
2010*	10.000000	11.447817	14.48%	0
76

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.896543	1.212986	-36.04%	0
2013	3.708935	1.896543	-48.87%	0
2012	5.751562	3.708935	-35.51%	0
2011	7.423866	5.751562	-22.53%	0
2010*	10.000000	7.423866	-25.76%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	12.232801	15.329821	25.32%	6,658
2013	10.844349	12.232801	12.80%	6,852
2012	10.878036	10.844349	-0.31%	3,979
2011*	10.000000	10.878036	8.78%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	6.510686	6.702970	2.95%	2,282
2013	5.062666	6.510686	28.60%	0
2012	4.094124	5.062666	23.66%	9,277
2011	5.288169	4.094124	-22.58%	869
2010	4.699353	5.288169	12.53%	0
2009	4.888426	4.699353	-3.87%	0
2008	8.346002	4.888426	-41.43%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	10.901224	10.655192	-2.26%	1,442
2013	10.815362	10.901224	0.79%	388
2012	9.812145	10.815362	10.22%	6,736
2011	11.798400	9.812145	-16.83%	13,900
2010	9.356136	11.798400	26.10%	21,331
2009	6.045586	9.356136	54.76%	3,103
2008	11.122248	6.045586	-45.64%	4,535
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	27.899399	36.854245	32.10%	8,235
2013	18.174538	27.899399	53.51%	3,105
2012	13.425994	18.174538	35.37%	3,829
2011	12.195093	13.425994	10.09%	2,174
2010	11.065948	12.195093	10.20%	905
2009	9.393284	11.065948	17.81%	0
2008	10.695240	9.393284	-12.17%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	6.353664	4.173926	-34.31%	0
2013	6.594150	6.353664	-3.65%	1,428
2012	6.718578	6.594150	-1.85%	4,196
2011	7.229228	6.718578	-7.06%	300
2010	6.722168	7.229228	7.54%	613
2009	6.052691	6.722168	11.06%	1,092
2008	11.927349	6.052691	-49.25%	1,092
77

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	17.890541	20.058780	12.12%	22,918
2013	14.012635	17.890541	27.67%	19,692
2012	12.908304	14.012635	8.56%	16,484
2011	11.397878	12.908304	13.25%	2,353
2010	9.762294	11.397878	16.75%	0
2009	8.232553	9.762294	18.58%	0
2008	10.794636	8.232553	-23.73%	3,912
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	12.731735	14.804104	16.28%	23,429
2013	7.860729	12.731735	61.97%	111
2012	6.740647	7.860729	16.62%	1,619
2011	6.206925	6.740647	8.60%	3,473
2010	5.004613	6.206925	24.02%	0
2009	3.673001	5.004613	36.25%	0
2008	9.637152	3.673001	-61.89%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	9.433450	11.620180	23.18%	10,966
2013	7.016595	9.433450	34.44%	0
2012	6.974994	7.016595	0.60%	0
2011	8.389654	6.974994	-16.86%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	11.705655	9.482771	-18.99%	6,132
2013	9.523583	11.705655	22.91%	3,656
2012	9.342266	9.523583	1.94%	5,076
2011	9.967273	9.342266	-6.27%	3,404
2010	8.409979	9.967273	18.52%	1,344
2009	6.099644	8.409979	37.88%	1,362
2008	11.354022	6.099644	-46.28%	4,307
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	10.274301	7.227221	-29.66%	1,857
2013	8.330614	10.274301	23.33%	158
2012	8.334672	8.330614	-0.05%	5,827
2011	9.229984	8.334672	-9.70%	1,473
2010	7.355710	9.229984	25.48%	3,811
2009	4.549316	7.355710	61.69%	1,790
2008	10.778689	4.549316	-57.79%	4,659
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	7.078122	6.166111	-12.88%	10,708
2013	5.738916	7.078122	23.34%	5,316
2012	4.738589	5.738916	21.11%	82,243
2011	5.608925	4.738589	-15.52%	3,836
2010	6.314707	5.608925	-11.18%	115
2009	4.676156	6.314707	35.04%	0
2008	10.406073	4.676156	-55.06%	0
78

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	8.224990	9.217948	12.07%	1,301
2013	6.477339	8.224990	26.98%	2,133
2012	5.303631	6.477339	22.13%	5,244
2011	6.262106	5.303631	-15.31%	0
2010	5.500358	6.262106	13.85%	0
2009	4.616540	5.500358	19.14%	0
2008	8.925527	4.616540	-48.28%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	13.906603	18.642396	34.05%	114,828
2013	17.088601	13.906603	-18.62%	5,535
2012	16.665198	17.088601	2.54%	73,220
2011	11.831966	16.665198	40.85%	182,376
2010	10.794876	11.831966	9.61%	165
2009	15.839878	10.794876	-31.85%	4,311
2008	10.986701	15.839878	44.17%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	17.236879	21.383656	24.06%	44,883
2013	12.209560	17.236879	41.18%	30,415
2012	10.468099	12.209560	16.64%	19,787
2011	10.044472	10.468099	4.22%	1,156
2010	9.450237	10.044472	6.29%	0
2009	7.615876	9.450237	24.09%	1,193
2008	10.181192	7.615876	-25.20%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	17.611796	17.875605	1.50%	1
2013	11.698397	17.611796	50.55%	4,453
2012	9.848113	11.698397	18.79%	137
2011	11.231702	9.848113	-12.32%	0
2010	9.341905	11.231702	20.23%	3,084
2009	5.658062	9.341905	65.11%	606
2008	10.310462	5.658062	-45.12%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.931719	1.504457	-22.12%	0
2013	3.458135	1.931719	-44.14%	0
2012	4.479756	3.458135	-22.81%	0
2011	6.170609	4.479756	-27.40%	0
2010	8.891853	6.170609	-30.60%	41,594
2009	16.137652	8.891853	-44.90%	0
2008	10.078710	16.137652	60.12%	0
79

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.879490	3.647434	-25.25%	10,664
2013	4.252587	4.879490	14.74%	903,934
2012	4.553900	4.252587	-6.62%	143,005
2011	6.576098	4.553900	-30.75%	449
2010	7.576205	6.576098	-13.20%	0
2009	6.373286	7.576205	18.87%	0
2008	9.173328	6.373286	-30.52%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	3.508940	3.089367	-11.96%	0
2013	4.866522	3.508940	-27.90%	11,438
2012	5.987972	4.866522	-18.73%	0
2011	6.491107	5.987972	-7.75%	0
2010	8.727625	6.491107	-25.63%	0
2009	13.545774	8.727625	-35.57%	0
2008	10.122760	13.545774	33.82%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	3.316794	2.686734	-19.00%	9,025
2013	4.696058	3.316794	-29.37%	14,914
2012	5.798434	4.696058	-19.01%	28,493
2011	6.477248	5.798434	-10.48%	0
2010	8.264075	6.477248	-21.62%	0
2009	13.853817	8.264075	-40.35%	0
2008	9.401514	13.853817	47.36%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	3.131895	2.841934	-9.26%	7,110
2013	4.549483	3.131895	-31.16%	50,256
2012	5.583765	4.549483	-18.52%	14,705
2011	6.071224	5.583765	-8.03%	8,386
2010	8.426522	6.071224	-27.95%	70,399
2009	12.606931	8.426522	-33.16%	0
2008	10.156122	12.606931	24.13%	1,999
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	4.561764	3.884839	-14.84%	0
2013	6.235919	4.561764	-26.85%	4,786
2012	7.545360	6.235919	-17.35%	705
2011	8.333038	7.545360	-9.45%	705
2010	10.080150	8.333038	-17.33%	2,354
2009	13.976125	10.080150	-27.88%	0
2008	10.082309	13.976125	38.62%	0
80

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	11.296371	9.512645	-15.79%	0
2013	7.274069	11.296371	55.30%	1,083
2012	6.083884	7.274069	19.56%	0
2011	8.600814	6.083884	-29.26%	141
2010	7.465672	8.600814	15.20%	1,550
2009	6.063831	7.465672	23.12%	0
2008	9.088049	6.063831	-33.28%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	15.610001	16.703190	7.00%	780
2013	11.010812	15.610001	41.77%	541
2012	9.116904	11.010812	20.77%	2,505
2011	8.938881	9.116904	1.99%	1,460
2010	6.888930	8.938881	29.76%	2,654
2009	5.061320	6.888930	36.11%	0
2008	9.987244	5.061320	-49.32%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	15.313310	17.063797	11.43%	3,236
2013	10.239066	15.313310	49.56%	17,377
2012	8.272791	10.239066	23.77%	19,943
2011	8.992811	8.272791	-8.01%	12,983
2010	6.567334	8.992811	36.93%	2,815
2009	4.328896	6.567334	51.71%	0
2008	9.628009	4.328896	-55.04%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	20.864062	28.366798	35.96%	367,802
2013	11.629598	20.864062	79.40%	367,268
2012	8.710104	11.629598	33.52%	2,578
2011	8.808932	8.710104	-1.12%	2,324
2010	6.463680	8.808932	36.28%	190,984
2009	2.981049	6.463680	116.83%	0
2008	10.928265	2.981049	-72.72%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	17.379084	20.319154	16.92%	133,953
2013	12.968148	17.379084	34.01%	191,507
2012	11.155992	12.968148	16.24%	40,856
2011	10.968480	11.155992	1.71%	20,977
2010	9.299166	10.968480	17.95%	6,143
2009	6.145508	9.299166	51.32%	9,738
2008	10.627688	6.145508	-42.17%	0
81

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Nova Fund - Q/NQ
2014	12.685244	14.975346	18.05%	28,625
2013	8.552626	12.685244	48.32%	587,516
2012	7.027970	8.552626	21.69%	7,994
2011	7.143023	7.027970	-1.61%	2,785
2010	5.981140	7.143023	19.43%	122
2009	4.433848	5.981140	34.90%	0
2008	9.783317	4.433848	-54.68%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	5.621199	4.625237	-17.72%	90,723
2013	10.476522	5.621199	-46.34%	116,439
2012	10.973672	10.476522	-4.53%	38,822
2011	14.534206	10.973672	-24.50%	67,956
2010	10.573774	14.534206	37.46%	61,705
2009	7.117050	10.573774	48.57%	2,214
2008	11.637003	7.117050	-38.84%	4,397
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	10.524444	12.678108	20.46%	7,969
2013	10.170823	10.524444	3.48%	3,353
2012	8.633223	10.170823	17.81%	10,320
2011	8.480155	8.633223	1.81%	15,986
2010	6.822183	8.480155	24.30%	5,384
2009	5.470751	6.822183	24.70%	1,709
2008	9.416573	5.470751	-41.90%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	17.509382	18.939386	8.17%	33,067
2013	12.952024	17.509382	35.19%	847
2012	11.142009	12.952024	16.24%	0
2011	10.629121	11.142009	4.83%	4,514
2010	8.532267	10.629121	24.58%	0
2009	5.942734	8.532267	43.57%	659
2008	8.902892	5.942734	-33.25%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	14.148501	14.688798	3.82%	41,168
2013	8.963374	14.148501	57.85%	28,330
2012	7.374148	8.963374	21.55%	477
2011	8.435200	7.374148	-12.58%	14,590
2010	6.146942	8.435200	37.23%	71
2009	4.631768	6.146942	32.71%	0
2008	9.566797	4.631768	-51.58%	0
82

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	11.637405	14.441216	24.09%	59,900
2013	6.928999	11.637405	67.95%	18,879
2012	5.379490	6.928999	28.80%	42,107
2011	5.625850	5.379490	-4.38%	4,046
2010	4.504208	5.625850	24.90%	0
2009	3.091053	4.504208	45.72%	15,881
2008	9.698458	3.091053	-68.13%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	17.323968	19.387961	11.91%	120,555
2013	12.314239	17.323968	40.68%	183,170
2012	10.916964	12.314239	12.80%	18,861
2011	11.086878	10.916964	-1.53%	15,056
2010	8.907335	11.086878	24.47%	1,928
2009	6.076983	8.907335	46.57%	0
2008	10.144578	6.076983	-40.10%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	14.495506	16.009442	10.44%	69,177
2013	10.023922	14.495506	44.61%	70,115
2012	8.238132	10.023922	21.68%	73,694
2011	8.546048	8.238132	-3.60%	33,297
2010	7.135096	8.546048	19.77%	15,702
2009	4.738559	7.135096	50.58%	29,714
2008	9.270493	4.738559	-48.89%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	20.386275	19.979532	-2.00%	51,572
2013	15.276680	20.386275	33.45%	40,002
2012	13.223150	15.276680	15.53%	12,738
2011	13.370743	13.223150	-1.10%	29,656
2010	10.130726	13.370743	31.98%	30,792
2009	6.489421	10.130726	56.11%	649
2008	10.208819	6.489421	-36.43%	133
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	14.084307	14.963656	6.24%	6,969
2013	10.417940	14.084307	35.19%	7,158
2012	8.945512	10.417940	16.46%	29,109
2011	9.677877	8.945512	-7.57%	30,400
2010	8.092576	9.677877	19.59%	13,388
2009	5.236074	8.092576	54.55%	14,954
2008	9.330706	5.236074	-43.88%	0
83

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	16.818398	16.742690	-0.45%	23,553
2013	11.955953	16.818398	40.67%	148,858
2012	10.858277	11.955953	10.11%	12,756
2011	10.536860	10.858277	3.05%	16,310
2010	8.440607	10.536860	24.84%	14,176
2009	6.328825	8.440607	33.37%	734
2008	9.679292	6.328825	-34.61%	142
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	14.608554	14.733738	0.86%	6,214
2013	10.274371	14.608554	42.18%	76,943
2012	8.573673	10.274371	19.84%	13,116
2011	9.510454	8.573673	-9.85%	4,434
2010	7.636718	9.510454	24.54%	8,035
2009	4.727487	7.636718	61.54%	11,111
2008	8.404677	4.727487	-43.75%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	6.580781	8.053440	22.38%	65,653
2013	6.812776	6.580781	-3.41%	5,016
2012	7.302240	6.812776	-6.70%	0
2011	7.661659	7.302240	-4.69%	837
2010	8.059438	7.661659	-4.94%	0
2009	9.619432	8.059438	-16.22%	0
2008	9.153640	9.619432	5.09%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2014	12.766731	14.012654	9.76%	27,743
2013	9.471996	12.766731	34.78%	23,631
2012	8.496653	9.471996	11.48%	3,273
2011	9.399735	8.496653	-9.61%	1,607
2010	8.428048	9.399735	11.53%	0
2009	5.440856	8.428048	54.90%	2,057
2008	10.011993	5.440856	-45.66%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	7.869256	8.038747	2.15%	0
2013	6.729602	7.869256	16.93%	0
2012	6.446789	6.729602	4.39%	818
2011	7.565427	6.446789	-14.79%	0
2010	6.636616	7.565427	14.00%	0
2009	5.180611	6.636616	28.10%	0
2008	9.520232	5.180611	-45.58%	0
84

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	14.386171	17.586844	22.25%	606
2013	9.593256	14.386171	49.96%	10,374
2012	8.195604	9.593256	17.05%	4,204
2011	9.262423	8.195604	-11.52%	412
2010	7.495419	9.262423	23.57%	0
2009	6.414067	7.495419	16.86%	0
2008	8.620542	6.414067	-25.60%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	11.970679	14.644914	22.34%	64,711
2013	10.582698	11.970679	13.12%	22,729
2012	10.513134	10.582698	0.66%	20,269
2011	9.081388	10.513134	15.77%	8,441
2010	8.535106	9.081388	6.40%	753
2009	7.534254	8.535106	13.28%	947
2008	10.746568	7.534254	-29.89%	125
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	8.969878	6.972644	-22.27%	1,159
2013	9.271436	8.969878	-3.25%	7,752
2012	9.241238	9.271436	0.33%	2,548
2011	9.637925	9.241238	-4.12%	9,500
2010	10.256644	9.637925	-6.03%	0
2009	9.664514	10.256644	6.13%	0
2008	11.061930	9.664514	-12.63%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.066024	10.158465	0.92%	101
2013*	10.000000	10.066024	0.66%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	11.058166	11.326600	2.43%	501
2013	12.174121	11.058166	-9.17%	195
2012	10.374710	12.174121	17.34%	17,985
2011*	10.000000	10.374710	3.75%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.672170	6.72%	3,571
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	11.025570	12.496246	13.34%	16,052
2013	10.791173	11.025570	2.17%	684
2012	8.342078	10.791173	29.36%	16,845
2011*	10.000000	8.342078	-16.58%	1,490
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.658102	11.837305	1.54%	0
2013	10.117069	11.658102	15.23%	0
2012	8.938628	10.117069	13.18%	3,511
2011*	10.000000	8.938628	-10.61%	0
85

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.763254	7.057306	-19.47%	20,339
2013	7.963944	8.763254	10.04%	8,761
2012	7.737987	7.963944	2.92%	241
2011*	10.000000	7.737987	-22.62%	362
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	10.193876	10.039803	-1.51%	0
2013	9.747727	10.193876	4.58%	0
2012	9.663198	9.747727	0.87%	0
2011*	10.000000	9.663198	-3.37%	0
86

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.696529	12.377762	5.82%	0
2013	10.181709	11.696529	14.88%	0
2012	9.089836	10.181709	12.01%	0
2011*	10.000000	9.089836	-9.10%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.370453	11.466436	10.57%	0
2013*	10.000000	10.370453	3.70%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.213396	10.423802	2.06%	0
2013	11.295218	10.213396	-9.58%	0
2012	10.646417	11.295218	6.09%	0
2011*	10.000000	10.646417	6.46%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	18.270337	20.308117	11.15%	0
2013	13.615058	18.270337	34.19%	0
2012	12.010082	13.615058	13.36%	0
2011	11.789014	12.010082	1.88%	0
2010	10.453309	11.789014	12.78%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	20.032170	22.380577	11.72%	0
2013	15.392029	20.032170	30.15%	0
2012	13.597482	15.392029	13.20%	0
2011	13.624082	13.597482	-0.20%	0
2010	12.157553	13.624082	12.06%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.494741	11.570648	0.66%	0
2013*	10.000000	11.494741	14.95%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.426139	12.514257	0.71%	0
2013	10.992394	12.426139	13.04%	0
2012	10.117793	10.992394	8.64%	0
2011	10.627272	10.117793	-4.79%	0
2010*	10.000000	10.627272	6.27%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.770860	7.191421	-18.01%	0
2013	9.893582	8.770860	-11.35%	0
2012	10.228334	9.893582	-3.27%	0
2011	11.851719	10.228334	-13.70%	0
2010*	10.000000	11.851719	18.52%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.180164	-8.20%	0
87

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.355632	13.56%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.781380	10.640740	-1.30%	0
2013	10.497991	10.781380	2.70%	0
2012*	10.000000	10.497991	4.98%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.896909	8.97%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.502349	11.993737	4.27%	0
2013	10.093730	11.502349	13.96%	0
2012	9.102844	10.093730	10.89%	0
2011*	10.000000	9.102844	-8.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	14.132758	14.360848	1.61%	0
2013	11.557161	14.132758	22.29%	0
2012	10.142690	11.557161	13.95%	0
2011	10.426391	10.142690	-2.72%	0
2010*	10.000000	10.426391	4.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.559773	10.914629	3.36%	0
2013*	10.000000	10.559773	5.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.435022	11.942745	4.44%	0
2013*	10.000000	11.435022	14.35%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.267486	10.544508	2.70%	0
2013*	10.000000	10.267486	2.67%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	12.446089	12.723622	2.23%	0
2013	10.205617	12.446089	21.95%	0
2012	9.084654	10.205617	12.34%	0
2011	9.918906	9.084654	-8.41%	0
2010	8.719577	9.918906	13.75%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.466778	11.646371	1.57%	0
2013	9.773676	11.466778	17.32%	0
2012	8.800021	9.773676	11.06%	0
2011	9.298198	8.800021	-5.36%	0
2010	8.273470	9.298198	12.39%	0
88

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	11.325457	11.390966	0.58%	0
2013	10.405243	11.325457	8.84%	0
2012	9.506403	10.405243	9.46%	0
2011	9.648351	9.506403	-1.47%	0
2010	8.798833	9.648351	9.65%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	7.055218	7.812881	10.74%	0
2013	6.960681	7.055218	1.36%	0
2012	7.934449	6.960681	-12.27%	0
2011	8.788872	7.934449	-9.72%	0
2010	9.221686	8.788872	-4.69%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	14.490823	14.717067	1.56%	0
2013	12.486869	14.490823	16.05%	0
2012	12.102608	12.486869	3.18%	0
2011	13.109619	12.102608	-7.68%	0
2010	11.931420	13.109619	9.87%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.077706	9.386671	3.40%	0
2013	9.038525	9.077706	0.43%	0
2012	8.949445	9.038525	1.00%	0
2011	8.761665	8.949445	2.14%	0
2010	8.351761	8.761665	4.91%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.169709	10.286912	1.15%	0
2013*	10.000000	10.169709	1.70%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.063219	10.474270	4.08%	0
2013*	10.000000	10.063219	0.63%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.008090	10.452615	4.44%	0
2013*	10.000000	10.008090	0.08%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.942946	13.050322	-6.40%	0
2013	11.277895	13.942946	23.63%	3,593
2012	9.578426	11.277895	17.74%	0
2011	10.447369	9.578426	-8.32%	0
2010*	10.000000	10.447369	4.47%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.849476	9.280029	-5.78%	0
2013*	10.000000	9.849476	-1.51%	0
89

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	10.024660	9.754861	-2.69%	0
2013*	10.000000	10.024660	0.25%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.969612	11.298316	3.00%	0
2013	10.229039	10.969612	7.24%	0
2012	9.475725	10.229039	7.95%	0
2011*	10.000000	9.475725	-5.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.822016	12.969840	9.71%	0
2013*	10.000000	11.822016	18.22%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.996735	13.481594	3.73%	0
2013	10.670053	12.996735	21.81%	0
2012	9.333111	10.670053	14.32%	0
2011*	10.000000	9.333111	-6.67%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.851622	-1.48%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.241373	2.41%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.823605	12.047205	1.89%	0
2013*	10.000000	11.823605	18.24%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.557496	11.631080	0.64%	0
2013*	10.000000	11.557496	15.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.597684	15.071086	3.24%	0
2013	11.411398	14.597684	27.92%	0
2012	9.944034	11.411398	14.76%	0
2011	10.750278	9.944034	-7.50%	0
2010*	10.000000	10.750278	7.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.695945	13.082643	3.05%	0
2013	11.207429	12.695945	13.28%	0
2012	10.214100	11.207429	9.73%	0
2011	10.478846	10.214100	-2.53%	0
2010*	10.000000	10.478846	4.79%	0
90

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.597477	14.065383	3.44%	0
2013	11.351011	13.597477	19.79%	0
2012	10.109924	11.351011	12.28%	0
2011	10.597846	10.109924	-4.60%	0
2010*	10.000000	10.597846	5.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.356844	11.594937	2.10%	0
2013	10.954420	11.356844	3.67%	0
2012	10.314344	10.954420	6.21%	0
2011	10.294100	10.314344	0.20%	0
2010*	10.000000	10.294100	2.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.282818	10.389036	1.03%	0
2013*	10.000000	10.282818	2.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.354848	10.334272	-0.20%	0
2013*	10.000000	10.354848	3.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	13.132013	13.567377	3.32%	0
2013	11.282655	13.132013	16.39%	0
2012	10.162873	11.282655	11.02%	0
2011	10.531712	10.162873	-3.50%	0
2010*	10.000000	10.531712	5.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.960810	14.422503	3.31%	0
2013	11.370065	13.960810	22.79%	0
2012	10.043550	11.370065	13.21%	0
2011	10.663438	10.043550	-5.81%	0
2010*	10.000000	10.663438	6.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.263581	12.611036	2.83%	0
2013	11.158469	12.263581	9.90%	0
2012	10.263472	11.158469	8.72%	0
2011	10.416035	10.263472	-1.46%	0
2010*	10.000000	10.416035	4.16%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.516943	10.897964	3.62%	0
2013	10.867322	10.516943	-3.22%	0
2012	10.268706	10.867322	5.83%	0
2011*	10.000000	10.268706	2.69%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.664087	-3.36%	0
91

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.750972	-2.49%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.247471	2.47%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.172941	1.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.360609	3.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.263715	2.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.340604	3.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.167793	1.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.262027	10.387878	1.23%	0
2013*	10.000000	10.262027	2.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.326880	10.379852	0.51%	0
2013*	10.000000	10.326880	3.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.328017	3.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.331382	3.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.258877	2.59%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.522297	9.408030	-1.20%	0
2013	9.637949	9.522297	-1.20%	0
2012	9.755328	9.637949	-1.20%	0
2011	9.873477	9.755328	-1.20%	0
2010	9.993387	9.873477	-1.20%	18,020
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.585853	9.838641	2.64%	0
2013*	10.000000	9.585853	-4.14%	0
92

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.605757	13.260743	-2.54%	0
2013	11.373726	13.605757	19.62%	0
2012	9.965518	11.373726	14.13%	0
2011	11.160337	9.965518	-10.71%	0
2010*	10.000000	11.160337	11.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.016324	-9.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.708011	17.094490	8.83%	0
2013	11.828204	15.708011	32.80%	0
2012	10.308402	11.828204	14.74%	0
2011	10.781874	10.308402	-4.39%	0
2010*	10.000000	10.781874	7.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.780317	16.098771	8.92%	0
2013	11.079079	14.780317	33.41%	0
2012	9.536360	11.079079	16.18%	0
2011	10.278147	9.536360	-7.22%	0
2010*	10.000000	10.278147	2.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.459069	16.866452	2.48%	0
2013	12.018913	16.459069	36.94%	0
2012	10.611265	12.018913	13.27%	0
2011	11.240189	10.611265	-5.60%	0
2010*	10.000000	11.240189	12.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	16.050262	18.556628	15.62%	0
2013	11.973346	16.050262	34.05%	0
2012	10.416462	11.973346	14.95%	0
2011	10.793273	10.416462	-3.49%	0
2010*	10.000000	10.793273	7.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.049126	10.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.754250	7.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.433834	4.34%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.899442	8.99%	0
93

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.326948	11.851136	27.06%	2,876
2013*	10.000000	9.326948	-6.73%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.077926	10.006180	-0.71%	0
2013	10.189577	10.077926	-1.10%	0
2012	9.962611	10.189577	2.28%	0
2011*	10.000000	9.962611	-0.37%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.135017	9.983765	-1.49%	0
2013*	10.000000	10.135017	1.35%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.671611	9.689517	0.19%	0
2013*	10.000000	9.671611	-3.28%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.892547	10.510759	6.25%	0
2013	9.635244	9.892547	2.67%	0
2012*	10.000000	9.635244	-3.65%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.564072	10.324988	-2.26%	0
2013	10.221921	10.564072	3.35%	0
2012*	10.000000	10.221921	2.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.437371	11.532453	0.83%	0
2013*	10.000000	11.437371	14.37%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.704860	10.624507	-0.75%	0
2013	10.823058	10.704860	-1.09%	0
2012	9.541933	10.823058	13.43%	0
2011*	10.000000	9.541933	-4.58%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.803297	7.882107	-19.60%	0
2013	11.634415	9.803297	-15.74%	0
2012	11.202071	11.634415	3.86%	0
2011	12.262946	11.202071	-8.65%	0
2010*	10.000000	12.262946	22.63%	0
94

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.894763	11.917091	0.19%	0
2013	12.951202	11.894763	-8.16%	0
2012	11.131226	12.951202	16.35%	0
2011	10.607285	11.131226	4.94%	0
2010*	10.000000	10.607285	6.07%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.204704	11.103573	-0.90%	0
2013	12.137888	11.204704	-7.69%	0
2012	11.674832	12.137888	3.97%	0
2011	10.898960	11.674832	7.12%	0
2010*	10.000000	10.898960	8.99%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.031575	11.134461	0.93%	0
2013	12.211648	11.031575	-9.66%	0
2012	11.566574	12.211648	5.58%	0
2011	10.894412	11.566574	6.17%	0
2010*	10.000000	10.894412	8.94%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.728725	12.982527	1.99%	0
2013	12.196694	12.728725	4.36%	0
2012	10.810666	12.196694	12.82%	0
2011	10.598871	10.810666	2.00%	0
2010*	10.000000	10.598871	5.99%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.123986	10.077336	-0.46%	0
2013	10.270798	10.123986	-1.43%	0
2012	9.830586	10.270798	4.48%	0
2011*	10.000000	9.830586	-1.69%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.480302	10.786061	2.92%	0
2013	10.829940	10.480302	-3.23%	0
2012	10.010745	10.829940	8.18%	0
2011*	10.000000	10.010745	0.11%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.933874	10.103549	1.71%	0
2013*	10.000000	9.933874	-0.66%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	9.019448	7.770648	-13.85%	0
2013	9.333480	9.019448	-3.36%	0
2012	8.460655	9.333480	10.32%	0
2011	11.210706	8.460655	-24.53%	0
2010*	10.000000	11.210706	12.11%	0
95

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	13.236581	13.039018	-1.49%	0
2013	11.982720	13.236581	10.46%	0
2012	10.483240	11.982720	14.30%	0
2011	10.830175	10.483240	-3.20%	0
2010*	10.000000	10.830175	8.30%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.556001	13.706619	1.11%	0
2013	12.471240	13.556001	8.70%	0
2012	11.060732	12.471240	12.75%	0
2011	10.895699	11.060732	1.51%	0
2010*	10.000000	10.895699	8.96%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.401390	10.115383	-2.75%	0
2013	9.156768	10.401390	13.59%	0
2012	8.026035	9.156768	14.09%	0
2011	11.127401	8.026035	-27.87%	0
2010*	10.000000	11.127401	11.27%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.974898	14.149392	9.05%	0
2013	9.840299	12.974898	31.85%	0
2012	7.466041	9.840299	31.80%	0
2011*	10.000000	7.466041	-25.34%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.687788	9.732954	0.47%	0
2013	8.279361	9.687788	17.01%	0
2012	7.724641	8.279361	7.18%	0
2011*	10.000000	7.724641	-22.75%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.834592	4.095977	-15.28%	0
2013	6.662216	4.834592	-27.43%	0
2012	8.085149	6.662216	-17.60%	0
2011	8.981110	8.085149	-9.98%	0
2010*	10.000000	8.981110	-10.19%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.650220	27.749137	28.17%	418
2013	13.011101	21.650220	66.40%	0
2012	9.359485	13.011101	39.02%	0
2011*	10.000000	9.359485	-6.41%	0
96

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2014	14.791067	16.289514	10.13%	0
2013	11.537544	14.791067	28.20%	0
2012	10.253833	11.537544	12.52%	0
2011	10.378033	10.253833	-1.20%	0
2010*	10.000000	10.378033	3.78%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.751551	14.976080	8.90%	0
2013	10.835607	13.751551	26.91%	0
2012	9.893142	10.835607	9.53%	0
2011*	10.000000	9.893142	-1.07%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	16.075514	17.861744	11.11%	0
2013	11.632813	16.075514	38.19%	0
2012	9.643228	11.632813	20.63%	0
2011*	10.000000	9.643228	-3.57%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.510837	8.121093	-4.58%	5,483
2013	9.205442	8.510837	-7.55%	0
2012	8.743063	9.205442	5.29%	0
2011	11.020588	8.743063	-20.67%	0
2010*	10.000000	11.020588	10.21%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	13.215902	11.928215	-9.74%	0
2013	10.997075	13.215902	20.18%	0
2012	9.546589	10.997075	15.19%	0
2011	10.604590	9.546589	-9.98%	0
2010*	10.000000	10.604590	6.05%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.315664	14.855205	11.56%	0
2013	10.204123	13.315664	30.49%	0
2012	8.280469	10.204123	23.23%	0
2011*	10.000000	8.280469	-17.20%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.389362	18.808055	22.21%	0
2013	11.145171	15.389362	38.08%	0
2012	9.608417	11.145171	15.99%	0
2011*	10.000000	9.608417	-3.92%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.648807	14.237151	4.31%	0
2013	9.996893	13.648807	36.53%	0
2012	8.737960	9.996893	14.41%	0
2011*	10.000000	8.737960	-12.62%	0
97

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	12.439670	11.293871	-9.21%	0
2013	10.536784	12.439670	18.06%	0
2012	9.199275	10.536784	14.54%	0
2011	10.869414	9.199275	-15.37%	0
2010*	10.000000	10.869414	8.69%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	15.011129	14.997356	-0.09%	0
2013	10.014733	15.011129	49.89%	0
2012	8.463802	10.014733	18.32%	0
2011*	10.000000	8.463802	-15.36%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.787985	13.042135	1.99%	0
2013	8.731503	12.787985	46.46%	0
2012	7.188106	8.731503	21.47%	0
2011	8.931048	7.188106	-19.52%	0
2010*	10.000000	8.931048	-10.69%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.466494	19.035550	15.60%	0
2013	12.412240	16.466494	32.66%	0
2012	10.808855	12.412240	14.83%	0
2011	10.782960	10.808855	0.24%	0
2010*	10.000000	10.782960	7.83%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.946640	12.281811	-11.94%	0
2013	11.377341	13.946640	22.58%	0
2012	11.191596	11.377341	1.66%	0
2011	11.078398	11.191596	1.02%	0
2010*	10.000000	11.078398	10.78%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.949198	17.629248	17.93%	0
2013	11.495164	14.949198	30.05%	0
2012	10.401958	11.495164	10.51%	0
2011*	10.000000	10.401958	4.02%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.290381	3.227211	-24.78%	4,355
2013	6.997927	4.290381	-38.69%	0
2012	8.288908	6.997927	-15.57%	0
2011*	10.000000	8.288908	-17.11%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.625855	13.124736	23.52%	0
2013	10.744982	10.625855	-1.11%	0
2012	9.281820	10.744982	15.76%	0
2011*	10.000000	9.281820	-7.18%	0
98

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.757135	3.966880	-31.10%	0
2013	5.002760	5.757135	15.08%	0
2012	5.441004	5.002760	-8.05%	0
2011	8.811344	5.441004	-38.25%	0
2010*	10.000000	8.811344	-11.89%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	11.009116	14.632810	32.92%	0
2013	8.348177	11.009116	31.87%	0
2012	8.817393	8.348177	-5.32%	0
2011*	10.000000	8.817393	-11.83%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.721743	7.405602	-4.09%	0
2013	7.833588	7.721743	-1.43%	0
2012	9.118404	7.833588	-14.09%	0
2011	8.339834	9.118404	9.34%	0
2010*	10.000000	8.339834	-16.60%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.290725	5.373588	1.57%	0
2013	6.779150	5.290725	-21.96%	0
2012	8.593845	6.779150	-21.12%	0
2011	8.543985	8.593845	0.58%	0
2010*	10.000000	8.543985	-14.56%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.296278	3.422000	-20.35%	0
2013	6.159676	4.296278	-30.25%	0
2012	7.677775	6.159676	-19.77%	0
2011	8.680165	7.677775	-11.55%	0
2010*	10.000000	8.680165	-13.20%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.512544	14.601877	16.70%	1,504
2013	10.116028	12.512544	23.69%	0
2012	9.282375	10.116028	8.98%	0
2011*	10.000000	9.282375	-7.18%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	12.140703	12.062888	-0.64%	0
2013	10.964791	12.140703	10.72%	0
2012	9.524936	10.964791	15.12%	0
2011*	10.000000	9.524936	-4.75%	0
99

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.917086	16.059035	34.76%	0
2013	14.911662	11.917086	-20.08%	0
2012	14.947793	14.911662	-0.24%	0
2011	10.541922	14.947793	41.79%	0
2010*	10.000000	10.541922	5.42%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.993521	34.885720	34.21%	0
2013	14.694224	25.993521	76.90%	0
2012	11.119781	14.694224	32.14%	0
2011	11.390608	11.119781	-2.38%	0
2010*	10.000000	11.390608	13.91%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.844617	1.170877	-36.52%	0
2013	3.634834	1.844617	-49.25%	0
2012	5.679662	3.634834	-36.00%	14,635
2011	7.386631	5.679662	-23.11%	0
2010*	10.000000	7.386631	-26.13%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.988670	14.910767	24.37%	0
2013	10.708600	11.988670	11.95%	0
2012	10.823629	10.708600	-1.06%	0
2011*	10.000000	10.823629	8.24%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	8.448980	8.632978	2.18%	0
2013	6.619695	8.448980	27.63%	0
2012	5.393982	6.619695	22.72%	0
2011	7.019993	5.393982	-23.16%	0
2010	6.285678	7.019993	11.68%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	22.913786	22.227748	-2.99%	0
2013	22.905929	22.913786	0.03%	0
2012	20.939326	22.905929	9.39%	0
2011	25.368923	20.939326	-17.46%	0
2010	20.270061	25.368923	25.15%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	23.254371	30.487155	31.10%	405
2013	15.263468	23.254371	52.35%	0
2012	11.361235	15.263468	34.35%	0
2011	10.397757	11.361235	9.27%	0
2010	9.506614	10.397757	9.37%	0
100

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.726194	3.081340	-34.80%	0
2013	4.942320	4.726194	-4.37%	0
2012	5.073916	4.942320	-2.59%	0
2011	5.500918	5.073916	-7.76%	0
2010	5.153870	5.500918	6.73%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	26.376059	29.350002	11.28%	0
2013	20.815580	26.376059	26.71%	0
2012	19.321008	20.815580	7.74%	0
2011	17.189380	19.321008	12.40%	0
2010	14.834363	17.189380	15.88%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	17.822962	20.567932	15.40%	0
2013	11.087521	17.822962	60.75%	0
2012	9.579977	11.087521	15.74%	0
2011	8.888281	9.579977	7.78%	0
2010	7.220869	8.888281	23.09%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	9.328624	11.404513	22.25%	0
2013	6.991251	9.328624	33.43%	0
2012	7.002739	6.991251	-0.16%	0
2011	8.486935	7.002739	-17.49%	0
2010	7.840799	8.486935	8.24%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	27.472789	22.087723	-19.60%	0
2013	22.521162	27.472789	21.99%	0
2012	22.260520	22.521162	1.17%	0
2011	23.929806	22.260520	-6.98%	0
2010	20.344094	23.929806	17.63%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	30.900757	21.572235	-30.19%	0
2013	25.245144	30.900757	22.40%	0
2012	25.449729	25.245144	-0.80%	0
2011	28.397251	25.449729	-10.38%	0
2010	22.802431	28.397251	24.54%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	12.393838	10.715496	-13.54%	0
2013	10.125126	12.393838	22.41%	0
2012	8.423831	10.125126	20.20%	0
2011	10.046731	8.423831	-16.15%	0
2010	11.396763	10.046731	-11.85%	0
101

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.776154	11.986155	11.23%	2,771
2013	8.550809	10.776154	26.02%	0
2012	7.054640	8.550809	21.21%	0
2011	8.392723	7.054640	-15.94%	0
2010	7.427709	8.392723	12.99%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	15.811815	21.036730	33.04%	0
2013	19.577237	15.811815	-19.23%	0
2012	19.237503	19.577237	1.77%	0
2011	13.761647	19.237503	39.79%	0
2010	12.650723	13.761647	8.78%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	19.802944	24.382111	23.12%	1,200
2013	14.133550	19.802944	40.11%	0
2012	12.209849	14.133550	15.76%	0
2011	11.804467	12.209849	3.43%	0
2010	11.190349	11.804467	5.49%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	27.409531	27.610460	0.73%	754
2013	18.344477	27.409531	49.42%	0
2012	15.560514	18.344477	17.89%	0
2011	17.881156	15.560514	-12.98%	0
2010	14.985318	17.881156	19.32%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.122533	0.867658	-22.71%	0
2013	2.024827	1.122533	-44.56%	0
2012	2.643008	2.024827	-23.39%	0
2011	3.668178	2.643008	-27.95%	0
2010	5.326082	3.668178	-31.13%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.168262	3.092300	-25.81%	0
2013	3.660290	4.168262	13.88%	0
2012	3.949491	3.660290	-7.32%	0
2011	5.746561	3.949491	-31.27%	0
2010	6.670820	5.746561	-13.86%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.416142	2.111212	-12.62%	0
2013	3.376399	2.416142	-28.44%	0
2012	4.186103	3.376399	-19.34%	0
2011	4.572186	4.186103	-8.44%	0
2010	6.194293	4.572186	-26.19%	0
102

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.419881	1.141483	-19.61%	0
2013	2.025609	1.419881	-29.90%	0
2012	2.520171	2.025609	-19.62%	0
2011	2.836528	2.520171	-11.15%	0
2010	3.646530	2.836528	-22.21%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.171668	1.955763	-9.94%	0
2013	3.178594	2.171668	-31.68%	0
2012	3.930939	3.178594	-19.14%	0
2011	4.306457	3.930939	-8.72%	0
2010	6.022583	4.306457	-28.49%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.816916	2.380825	-15.48%	0
2013	3.879987	2.816916	-27.40%	0
2012	4.730489	3.879987	-17.98%	0
2011	5.263868	4.730489	-10.13%	0
2010	6.415889	5.263868	-17.96%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	13.579171	11.348786	-16.43%	0
2013	8.810334	13.579171	54.13%	0
2012	7.424865	8.810334	18.66%	0
2011	10.576357	7.424865	-29.80%	0
2010	9.250023	10.576357	14.34%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	26.475721	28.116368	6.20%	1,171
2013	18.816797	26.475721	40.70%	0
2012	15.698767	18.816797	19.86%	0
2011	15.508848	15.698767	1.22%	0
2010	12.042777	15.508848	28.78%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	32.044060	35.438010	10.59%	0
2013	21.588340	32.044060	48.43%	0
2012	17.575258	21.588340	22.83%	0
2011	19.249818	17.575258	-8.70%	0
2010	14.164399	19.249818	35.90%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	23.524981	31.743850	34.94%	0
2013	13.212148	23.524981	78.06%	0
2012	9.970562	13.212148	32.51%	0
2011	10.160080	9.970562	-1.87%	0
2010	7.511567	10.160080	35.26%	0
103

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	24.042931	27.898688	16.04%	0
2013	18.076718	24.042931	33.00%	0
2012	15.668967	18.076718	15.37%	0
2011	15.522242	15.668967	0.95%	0
2010	13.259645	15.522242	17.06%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	16.680951	19.544097	17.16%	0
2013	11.331884	16.680951	47.20%	0
2012	9.382594	11.331884	20.78%	0
2011	9.608482	9.382594	-2.35%	0
2010	8.106560	9.608482	18.53%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	12.525183	10.228120	-18.34%	0
2013	23.521481	12.525183	-46.75%	0
2012	24.825150	23.521481	-5.25%	0
2011	33.129362	24.825150	-25.07%	0
2010	24.284651	33.129362	36.42%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	19.662142	23.507392	19.56%	0
2013	19.145771	19.662142	2.70%	0
2012	16.374944	19.145771	16.92%	0
2011	16.206415	16.374944	1.04%	0
2010	13.136654	16.206415	23.37%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	24.405791	26.200121	7.35%	0
2013	18.190357	24.405791	34.17%	0
2012	15.767352	18.190357	15.37%	0
2011	15.155460	15.767352	4.04%	0
2010	12.257915	15.155460	23.64%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	25.982256	26.771181	3.04%	0
2013	16.585072	25.982256	56.66%	0
2012	13.748262	16.585072	20.63%	0
2011	15.845776	13.748262	-13.24%	0
2010	11.634709	15.845776	36.19%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	15.637340	19.258726	23.16%	0
2013	9.381165	15.637340	66.69%	0
2012	7.338659	9.381165	27.83%	0
2011	7.732948	7.338659	-5.10%	0
2010	6.238110	7.732948	23.96%	0
104

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	18.321629	20.350019	11.07%	0
2013	13.122170	18.321629	39.62%	0
2012	11.721747	13.122170	11.95%	0
2011	11.994359	11.721747	-2.27%	0
2010	9.709475	11.994359	23.53%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	18.656074	20.449323	9.61%	0
2013	12.998853	18.656074	43.52%	0
2012	10.764342	12.998853	20.76%	0
2011	11.251327	10.764342	-4.33%	0
2010	9.464940	11.251327	18.87%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	24.701318	24.025990	-2.73%	0
2013	18.650595	24.701318	32.44%	0
2012	16.266326	18.650595	14.66%	0
2011	16.572498	16.266326	-1.85%	0
2010	12.651779	16.572498	30.99%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	19.185639	20.229889	5.44%	0
2013	14.298953	19.185639	34.18%	0
2012	12.371410	14.298953	15.58%	0
2011	13.485702	12.371410	-8.26%	0
2010	11.362160	13.485702	18.69%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	21.027956	20.775529	-1.20%	0
2013	15.061819	21.027956	39.61%	0
2012	13.783056	15.061819	9.28%	0
2011	13.476377	13.783056	2.28%	0
2010	10.877164	13.476377	23.90%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	18.455313	18.473180	0.10%	0
2013	13.078241	18.455313	41.11%	0
2012	10.996416	13.078241	18.93%	0
2011	12.290379	10.996416	-10.53%	0
2010	9.943753	12.290379	23.60%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.493361	6.672050	21.46%	0
2013	5.730202	5.493361	-4.13%	0
2012	6.188685	5.730202	-7.41%	0
2011	6.542428	6.188685	-5.41%	0
2010	6.934349	6.542428	-5.65%	0
105

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2014	18.104520	19.721672	8.93%	0
2013	13.534124	18.104520	33.77%	0
2012	12.232887	13.534124	10.64%	0
2011	13.635633	12.232887	-10.29%	0
2010	12.318763	13.635633	10.69%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	9.047611	9.172843	1.38%	0
2013	7.796017	9.047611	16.05%	0
2012	7.525218	7.796017	3.60%	0
2011	8.897941	7.525218	-15.43%	0
2010	7.864728	8.897941	13.14%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	24.881753	30.188422	21.33%	190
2013	16.717909	24.881753	48.83%	0
2012	14.390919	16.717909	16.17%	0
2011	16.387510	14.390919	-12.18%	0
2010	13.361786	16.387510	22.64%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	13.794131	16.748678	21.42%	0
2013	12.287298	13.794131	12.26%	0
2012	12.299437	12.287298	-0.10%	0
2011	10.704842	12.299437	14.90%	0
2010	10.137199	10.704842	5.60%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	10.134737	7.818742	-22.85%	0
2013	10.554988	10.134737	-3.98%	0
2012	10.600667	10.554988	-0.43%	0
2011	11.139483	10.600667	-4.84%	0
2010	11.944618	11.139483	-6.74%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.055599	10.071484	0.16%	0
2013*	10.000000	10.055599	0.56%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.837457	11.016900	1.66%	0
2013	12.021760	10.837457	-9.85%	0
2012	10.322812	12.021760	16.46%	0
2011*	10.000000	10.322812	3.23%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.618363	6.18%	0
106

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.805479	12.154568	12.49%	0
2013	10.656046	10.805479	1.40%	0
2012	8.300260	10.656046	28.38%	0
2011*	10.000000	8.300260	-17.00%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.425431	11.513648	0.77%	0
2013	9.990390	11.425431	14.36%	0
2012	8.893859	9.990390	12.33%	0
2011*	10.000000	8.893859	-11.06%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.588243	6.864147	-20.08%	0
2013	7.864144	8.588243	9.21%	0
2012	7.699178	7.864144	2.14%	0
2011*	10.000000	7.699178	-23.01%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.990430	9.765292	-2.25%	0
2013	9.625701	9.990430	3.79%	0
2012	9.614864	9.625701	0.11%	0
2011*	10.000000	9.614864	-3.85%	0
107

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner's IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court's interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
To allow time for transition to the new interpretation of the one-rollover-per-year limitation, the IRS issued Announcement 2014-32 on November 10, 2014. The aggregation rule will apply to distributions from different IRAs only if each of the distributions occur after December 31, 2014. Therefore, a 2014 IRA distribution that is rolled over can be ignored when applying the one-rollover-per-year limitation to a 2015 IRA distribution. The announcement also clarified that rollovers between an individual's Roth IRAs would prevent a separate rollover within the 1-year period between the individual's traditional IRAs, and vice versa.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity
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contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
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If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural
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person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In U.S. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
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•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2015, that amount is $12,300.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however,
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such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
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If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
117

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving
118

spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
119

State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
120

America's marketFLEX® Advisor Annuity
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2015
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-4
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2015. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $195 billion as of December 31, 2014.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2014. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.934706	12.725669	6.63%	4,619
2013	10.310807	11.934706	15.75%	4,970
2012	9.135590	10.310807	12.86%	6,945
2011*	10.000000	9.135590	-8.64%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.381188	11.565485	11.41%	14,314
2013*	10.000000	10.381188	3.81%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.421360	10.716795	2.83%	23,690
2013	11.438352	10.421360	-8.89%	18,217
2012	10.699913	11.438352	6.90%	74,737
2011*	10.000000	10.699913	7.00%	60,248
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	16.527827	18.510673	12.00%	29,725
2013	12.223844	16.527827	35.21%	13,139
2012	10.701471	12.223844	14.23%	10,958
2011	10.425522	10.701471	2.65%	3,125
2010*	10.000000	10.425522	4.26%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	15.765674	17.747589	12.57%	26,276
2013	12.022619	15.765674	31.13%	26,245
2012	10.540718	12.022619	14.06%	33,331
2011	10.481925	10.540718	0.56%	3,462
2010*	10.000000	10.481925	4.82%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.552940	11.717539	1.42%	965
2013*	10.000000	11.552940	15.53%	3,259

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.775135	12.963391	1.47%	47,711
2013	11.216003	12.775135	13.90%	47,577
2012	10.245656	11.216003	9.47%	44,406
2011	10.680654	10.245656	-4.07%	40,685
2010*	10.000000	10.680654	6.81%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	9.017217	7.449589	-17.38%	6,617
2013	10.094837	9.017217	-10.67%	7,678
2012	10.357570	10.094837	-2.54%	6,941
2011	11.911231	10.357570	-13.04%	2,060
2010*	10.000000	11.911231	19.11%	130
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.226713	-7.73%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.413135	14.13%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.918118	10.857491	-0.56%	0
2013	10.551035	10.918118	3.48%	1,716
2012*	10.000000	10.551035	5.51%	9,268
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.952124	9.52%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.736547	12.330827	5.06%	25,888
2013	10.221691	11.736547	14.82%	35,393
2012	9.148636	10.221691	11.73%	32,436
2011*	10.000000	9.148636	-8.51%	916
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	14.529634	14.876228	2.39%	16,057
2013	11.792263	14.529634	23.21%	22,010
2012	10.270881	11.792263	14.81%	12,858
2011	10.478770	10.270881	-1.98%	35,349
2010*	10.000000	10.478770	4.79%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.613278	11.053215	4.15%	35,098
2013*	10.000000	10.613278	6.13%	8,806
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.492925	12.094341	5.23%	16,833
2013*	10.000000	11.492925	14.93%	29,602

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.278116	10.635555	3.48%	0
2013*	10.000000	10.278116	2.78%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	12.215163	12.582365	3.01%	10,692
2013	9.940848	12.215163	22.88%	1,179
2012	8.782158	9.940848	13.19%	1,179
2011	9.516499	8.782158	-7.72%	1,179
2010	8.302887	9.516499	14.62%	459
2009	5.982812	8.302887	38.78%	1,680
2008	10.560125	5.982812	-43.35%	138
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	12.059990	12.341860	2.34%	10,483
2013	10.201885	12.059990	18.21%	1,251
2012	9.116216	10.201885	11.91%	1,232
2011	9.559867	9.116216	-4.64%	664
2010	8.442286	9.559867	13.24%	0
2009	6.245042	8.442286	35.18%	0
2008	10.841403	6.245042	-42.40%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	11.588521	11.744041	1.34%	62,981
2013	10.566748	11.588521	9.67%	1,127
2012	9.581056	10.566748	10.29%	1,108
2011	9.651027	9.581056	-0.73%	611
2010	8.735016	9.651027	10.49%	126,754
2009	7.158065	8.735016	22.03%	0
2008	10.282751	7.158065	-30.39%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	7.330022	8.178799	11.58%	7,745
2013	7.177312	7.330022	2.13%	13,405
2012	8.119539	7.177312	-11.60%	3,253
2011	8.926285	8.119539	-9.04%	4,739
2010	9.295316	8.926285	-3.97%	3,253
2009	9.727880	9.295316	-4.45%	6,456
2008*	10.000000	9.727880	-2.72%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	10.351532	10.592950	2.33%	1,556
2013	8.852836	10.351532	16.93%	37
2012	8.515589	8.852836	3.96%	15,578
2011	9.154786	8.515589	-6.98%	49,702
2010	8.269333	9.154786	10.71%	71,116
2009	6.525624	8.269333	26.72%	1,782
2008	11.060826	6.525624	-41.00%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.796854	9.165310	4.19%	14,624
2013	8.692900	8.796854	1.20%	9,229
2012	8.542210	8.692900	1.76%	6,487
2011	8.300144	8.542210	2.92%	33,756
2010	7.852272	8.300144	5.70%	432
2009	8.155551	7.852272	-3.72%	0
2008	10.079339	8.155551	-19.09%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.221239	10.417511	1.92%	10,969
2013*	10.000000	10.221239	2.21%	7,156
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.073647	10.564710	4.87%	7,011
2013*	10.000000	10.073647	0.74%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.018459	10.542871	5.23%	0
2013*	10.000000	10.018459	0.18%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	14.334523	13.518753	-5.69%	19,470
2013	11.507336	14.334523	24.57%	45,002
2012	9.699509	11.507336	18.64%	64,536
2011	10.499842	9.699509	-7.62%	64,043
2010*	10.000000	10.499842	5.00%	8,812
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.899397	9.397920	-5.07%	21,398
2013*	10.000000	9.899397	-1.01%	39,085
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	10.075476	9.878752	-1.95%	8,677
2013*	10.000000	10.075476	0.75%	140,025
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	11.193019	11.615929	3.78%	1,119
2013	10.358739	11.193019	8.05%	0
2012	9.523400	10.358739	8.77%	22,648
2011*	10.000000	9.523400	-4.77%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.881878	13.134452	10.54%	187
2013*	10.000000	11.881878	18.82%	187

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.261356	13.860518	4.52%	13,165
2013	10.805312	13.261356	22.73%	33,998
2012	9.380066	10.805312	15.19%	18,386
2011*	10.000000	9.380066	-6.20%	39,161
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.902799	-0.97%	448
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.293280	2.93%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.909865	12.227234	2.66%	5,584
2013*	10.000000	11.909865	19.10%	2,157
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.641814	11.804888	1.40%	55,510
2013*	10.000000	11.641814	16.42%	38,999
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	15.007686	15.612006	4.03%	4,396
2013	11.643588	15.007686	28.89%	4,410
2012	10.069743	11.643588	15.63%	0
2011	10.804287	10.069743	-6.80%	0
2010*	10.000000	10.804287	8.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	13.052518	13.552183	3.83%	11,265
2013	11.435413	13.052518	14.14%	13,480
2012	10.343184	11.435413	10.56%	7,667
2011	10.531506	10.343184	-1.79%	7,667
2010*	10.000000	10.531506	5.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.979358	14.570179	4.23%	597
2013	11.581929	13.979358	20.70%	613
2012	10.237698	11.581929	13.13%	0
2011	10.651096	10.237698	-3.88%	0
2010*	10.000000	10.651096	6.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.675789	12.011057	2.87%	1,274
2013	11.177217	11.675789	4.46%	1,739
2012	10.444641	11.177217	7.01%	1,471
2011	10.345820	10.444641	0.96%	5,144
2010*	10.000000	10.345820	3.46%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.293466	10.478758	1.80%	0
2013*	10.000000	10.293466	2.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.365571	10.423509	0.56%	0
2013*	10.000000	10.365571	3.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	13.500802	14.054273	4.10%	12,336
2013	11.512163	13.500802	17.27%	10,612
2012	10.291293	11.512163	11.86%	9,417
2011	10.584630	10.291293	-2.77%	5,218
2010*	10.000000	10.584630	5.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	14.352919	14.940134	4.09%	7,647
2013	11.601388	14.352919	23.72%	20,974
2012	10.170501	11.601388	14.07%	5,101
2011	10.717008	10.170501	-5.10%	6,019
2010*	10.000000	10.717008	7.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.608012	13.063647	3.61%	2,779
2013	11.385461	12.608012	10.74%	9,742
2012	10.393170	11.385461	9.55%	11,855
2011	10.468380	10.393170	-0.72%	5,338
2010*	10.000000	10.468380	4.68%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.731068	11.204262	4.41%	49,618
2013	11.005034	10.731068	-2.49%	3,904
2012	10.320309	11.005034	6.63%	17,084
2011*	10.000000	10.320309	3.20%	2,393
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.714292	-2.86%	2,949
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.800405	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.299411	2.99%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.225766	2.26%	33,030
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.414408	4.14%	865

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.316998	3.17%	21,220
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.394297	3.94%	22,193
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.220592	2.21%	10,350
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.272656	10.477584	1.99%	0
2013*	10.000000	10.272656	2.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.337575	10.469481	1.28%	0
2013*	10.000000	10.337575	3.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.381647	3.82%	135,929
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.385031	3.85%	15,111
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.312138	3.12%	38,118
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.818731	9.774554	-0.45%	2,107,467
2013	9.863126	9.818731	-0.45%	517,297
2012	9.907868	9.863126	-0.45%	1,600,055
2011	9.952557	9.907868	-0.45%	954,687
2010	9.997529	9.952557	-0.45%	326,461
2009*	10.000000	9.997529	-0.02%	70,341
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.634449	9.963583	3.42%	22,419
2013*	10.000000	9.634449	-3.66%	1,438
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.987890	13.736714	-1.80%	10,839
2013	11.605130	13.987890	20.53%	13,037
2012	10.091503	11.605130	15.00%	21,223
2011	11.216372	10.091503	-10.03%	22,259
2010*	10.000000	11.216372	12.16%	38,174
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.063182	-9.37%	5,372

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	16.149070	17.707873	9.65%	8,553
2013	12.068785	16.149070	33.81%	6,176
2012	10.438669	12.068785	15.62%	2,870
2011	10.836040	10.438669	-3.67%	2,352
2010*	10.000000	10.836040	8.36%	258
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	15.195461	16.676586	9.75%	11,503
2013	11.304518	15.195461	34.42%	8,288
2012	9.656934	11.304518	17.06%	2,198
2011	10.329804	9.656934	-6.51%	11,588
2010*	10.000000	10.329804	3.30%	274
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.921295	17.471785	3.25%	8,707
2013	12.263439	16.921295	37.98%	5,767
2012	10.745392	12.263439	14.13%	3,938
2011	11.296658	10.745392	-4.88%	13,336
2010*	10.000000	11.296658	12.97%	968
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	16.501041	19.222566	16.49%	31,099
2013	12.216964	16.501041	35.07%	27,690
2012	10.548143	12.216964	15.82%	18,595
2011	10.847515	10.548143	-2.76%	545
2010*	10.000000	10.847515	8.48%	263
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.106477	11.06%	5,041
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.810067	8.10%	53,115
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.488008	4.88%	5,215
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.956024	9.56%	116,582
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.374249	12.001549	28.03%	10,781
2013*	10.000000	9.374249	-6.26%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.283154	10.287434	0.04%	26,929
2013	10.318760	10.283154	-0.35%	4,158
2012	10.012695	10.318760	3.06%	15,124
2011*	10.000000	10.012695	0.13%	47,717

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.145517	10.070008	-0.74%	0
2013*	10.000000	10.145517	1.46%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.720647	9.812580	0.95%	42,641
2013*	10.000000	9.720647	-2.79%	294,864
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	10.009560	10.715818	7.06%	6,171
2013	9.675759	10.009560	3.45%	3,768
2012*	10.000000	9.675759	-3.24%	261
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.688987	10.526381	-1.52%	10,114
2013	10.264877	10.688987	4.13%	22,512
2012*	10.000000	10.264877	2.65%	3,869
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.495279	11.678841	1.60%	8,820
2013*	10.000000	11.495279	14.95%	6,097
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.922848	10.923169	0.00%	26,416
2013	10.960241	10.922848	-0.34%	45,934
2012	9.589921	10.960241	14.29%	38,982
2011*	10.000000	9.589921	-4.10%	6,990
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	10.078617	8.165065	-18.99%	4,967
2013	11.871005	10.078617	-15.10%	4,573
2012	11.343567	11.871005	4.65%	23,325
2011	12.324497	11.343567	-7.96%	56,771
2010*	10.000000	12.324497	23.24%	74,007
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	12.228856	12.344820	0.95%	22,871
2013	13.214666	12.228856	-7.46%	31,027
2012	11.271873	13.214666	17.24%	162,848
2011	10.660602	11.271873	5.73%	104,432
2010*	10.000000	10.660602	6.61%	83,085
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.520143	11.502808	-0.15%	3,692
2013	12.385579	11.520143	-6.99%	12,601
2012	11.823072	12.385579	4.76%	20,974
2011	10.954424	11.823072	7.93%	192,426
2010*	10.000000	10.954424	9.54%	72,432

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.341428	11.534103	1.70%	12,084
2013	12.460071	11.341428	-8.98%	14,025
2012	11.712721	12.460071	6.38%	52,495
2011	10.949177	11.712721	6.97%	73,071
2010*	10.000000	10.949177	9.49%	98,992
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	13.086280	13.448533	2.77%	47,314
2013	12.444829	13.086280	5.15%	299,575
2012	10.947268	12.444829	13.68%	508,167
2011	10.652152	10.947268	2.77%	281,483
2010*	10.000000	10.652152	6.52%	9,017
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.330781	10.361246	0.29%	51,451
2013	10.401646	10.330781	-0.68%	51,203
2012	9.880622	10.401646	5.27%	55,538
2011*	10.000000	9.880622	-1.19%	23,855
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.693730	11.089266	3.70%	34,952
2013	10.967234	10.693730	-2.49%	44,130
2012	10.061067	10.967234	9.01%	92,560
2011*	10.000000	10.061067	0.61%	83,104
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.944170	10.190795	2.48%	842
2013*	10.000000	9.944170	-0.56%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	9.272894	8.049722	-13.19%	508
2013	9.523418	9.272894	-2.63%	1,423
2012	8.567626	9.523418	11.16%	2,379
2011	11.266994	8.567626	-23.96%	35,679
2010*	10.000000	11.266994	12.67%	14,682
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	13.609232	13.507873	-0.74%	0
2013	12.227241	13.609232	11.30%	0
2012	10.616363	12.227241	15.17%	0
2011	10.885291	10.616363	-2.47%	115,939
2010*	10.000000	10.885291	8.85%	3,437
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.936637	14.198448	1.88%	21,887
2013	12.724854	13.936637	9.52%	499,043
2012	11.200457	12.724854	13.61%	517,702
2011	10.950428	11.200457	2.28%	37,212
2010*	10.000000	10.950428	9.50%	8,270

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.693624	10.478578	-2.01%	1,352
2013	9.343136	10.693624	14.45%	3,524
2012	8.127525	9.343136	14.96%	0
2011	11.183281	8.127525	-27.32%	14,966
2010*	10.000000	11.183281	11.83%	3,006
ProFunds - ProFund VP Banks - Q/NQ
2014	13.239223	14.547208	9.88%	0
2013	9.965186	13.239223	32.85%	238
2012	7.503715	9.965186	32.80%	0
2011*	10.000000	7.503715	-24.96%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.885176	10.006699	1.23%	0
2013	8.384414	9.885176	17.90%	3,555
2012	7.763575	8.384414	8.00%	0
2011*	10.000000	7.763575	-22.36%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.970478	4.243090	-14.63%	0
2013	6.797813	4.970478	-26.88%	4,492
2012	8.187328	6.797813	-16.97%	23,825
2011	9.026274	8.187328	-9.29%	89,542
2010*	10.000000	9.026274	-9.74%	89,545
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	22.090761	28.528475	29.14%	6,197
2013	13.175956	22.090761	67.66%	3,789
2012	9.406575	13.175956	40.07%	21,147
2011*	10.000000	9.406575	-5.93%	1,149
ProFunds - ProFund VP Bull - Q/NQ
2014	15.206435	16.874070	10.97%	662,228
2013	11.772247	15.206435	29.17%	95,439
2012	10.383436	11.772247	13.38%	386,537
2011	10.430190	10.383436	-0.45%	5,552
2010*	10.000000	10.430190	4.30%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	14.031522	15.396955	9.73%	22,095
2013	10.972960	14.031522	27.87%	5,196
2012	9.942895	10.972960	10.36%	4,235
2011*	10.000000	9.942895	-0.57%	142
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	16.402770	18.363719	11.95%	19,505
2013	11.780282	16.402770	39.24%	1,189
2012	9.691738	11.780282	21.55%	0
2011*	10.000000	9.691738	-3.08%	1,658

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.750007	8.412754	-3.85%	11,771
2013	9.392782	8.750007	-6.84%	9,175
2012	8.853601	9.392782	6.09%	82,871
2011	11.075932	8.853601	-20.06%	9,662
2010*	10.000000	11.075932	10.76%	20,782
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	13.587164	12.356451	-9.06%	292
2013	11.220856	13.587164	21.09%	10,035
2012	9.667328	11.220856	16.07%	46,044
2011	10.657891	9.667328	-9.29%	0
2010*	10.000000	10.657891	6.58%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.586872	15.272807	12.41%	718
2013	10.333567	13.586872	31.48%	0
2012	8.322198	10.333567	24.17%	0
2011*	10.000000	8.322198	-16.78%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.702605	19.336460	23.14%	4,490
2013	11.286440	15.702605	39.13%	1,820
2012	9.656751	11.286440	16.88%	0
2011*	10.000000	9.656751	-3.43%	147
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.926732	14.637355	5.10%	6,976
2013	10.123663	13.926732	37.57%	13,293
2012	8.781955	10.123663	15.28%	10,375
2011*	10.000000	8.781955	-12.18%	2,826
ProFunds - ProFund VP International - Q/NQ
2014	12.789147	11.699359	-8.52%	13,345
2013	10.751217	12.789147	18.96%	9,271
2012	9.315613	10.751217	15.41%	8,474
2011	10.924006	9.315613	-14.72%	5,362
2010*	10.000000	10.924006	9.24%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	15.316781	15.418929	0.67%	211
2013	10.141738	15.316781	51.03%	6,268
2012	8.506416	10.141738	19.22%	0
2011*	10.000000	8.506416	-14.94%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	13.147269	13.510355	2.76%	207
2013	8.909245	13.147269	47.57%	2,786
2012	7.279030	8.909245	22.40%	2,795
2011	8.975941	7.279030	-18.91%	3,950
2010*	10.000000	8.975941	-10.24%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.928781	19.718456	16.48%	165,369
2013	12.664656	16.928781	33.67%	156,867
2012	10.945413	12.664656	15.71%	88,042
2011	10.837127	10.945413	1.00%	10,519
2010*	10.000000	10.837127	8.37%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	14.338357	12.722760	-11.27%	3,102
2013	11.608813	14.338357	23.51%	3,270
2012	11.333043	11.608813	2.43%	4,408
2011	11.134078	11.333043	1.79%	2,191
2010*	10.000000	11.134078	11.34%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	15.253483	18.124566	18.82%	3,749
2013	11.640855	15.253483	31.03%	2,889
2012	10.454251	11.640855	11.35%	19,812
2011*	10.000000	10.454251	4.54%	1,540
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.377846	3.318073	-24.21%	15,750
2013	7.086703	4.377846	-38.22%	4,823
2012	8.330619	7.086703	-14.93%	6,402
2011*	10.000000	8.330619	-16.69%	5,885
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.842267	13.493601	24.45%	30,697
2013	10.881191	10.842267	-0.36%	4,538
2012	9.328532	10.881191	16.64%	17,918
2011*	10.000000	9.328532	-6.71%	1,112
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.919044	4.109444	-30.57%	774
2013	5.104743	5.919044	15.95%	52,170
2012	5.509924	5.104743	-7.35%	1,244
2011	8.855732	5.509924	-37.78%	0
2010*	10.000000	8.855732	-11.44%	80,894
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	11.233438	15.044184	33.92%	4,450
2013	8.454153	11.233438	32.87%	464
2012	8.861801	8.454153	-4.60%	459
2011*	10.000000	8.861801	-11.38%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.938678	7.671426	-3.37%	0
2013	7.992997	7.938678	-0.68%	11,060
2012	9.233637	7.992997	-13.44%	0
2011	8.381824	9.233637	10.16%	0
2010*	10.000000	8.381824	-16.18%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2014	5.439412	5.566523	2.34%	0
2013	6.917120	5.439412	-21.36%	5,091
2012	8.702409	6.917120	-20.51%	0
2011	8.586990	8.702409	1.34%	0
2010*	10.000000	8.586990	-14.13%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.417090	3.544960	-19.74%	358
2013	6.285104	4.417090	-29.72%	358
2012	7.774862	6.285104	-19.16%	0
2011	8.723848	7.774862	-10.88%	0
2010*	10.000000	8.723848	-12.76%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.767238	15.012129	17.58%	2,209
2013	10.244246	12.767238	24.63%	0
2012	9.329063	10.244246	9.81%	17,750
2011*	10.000000	9.329063	-6.71%	1,727
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	12.387911	12.401980	0.11%	201
2013	11.103779	12.387911	11.56%	201
2012	9.572855	11.103779	15.99%	0
2011*	10.000000	9.572855	-4.27%	149
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	12.251832	16.635452	35.78%	854
2013	15.215015	12.251832	-19.48%	0
2012	15.136665	15.215015	0.52%	1,612
2011	10.594914	15.136665	42.87%	3,359
2010*	10.000000	10.594914	5.95%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	26.722974	36.136682	35.23%	573
2013	14.992986	26.722974	78.24%	74,999
2012	11.260294	14.992986	33.15%	10,426
2011	11.447817	11.260294	-1.64%	11,463
2010*	10.000000	11.447817	14.48%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.896543	1.212986	-36.04%	0
2013	3.708935	1.896543	-48.87%	0
2012	5.751562	3.708935	-35.51%	0
2011	7.423866	5.751562	-22.53%	0
2010*	10.000000	7.423866	-25.76%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2014	12.232801	15.329821	25.32%	6,658
2013	10.844349	12.232801	12.80%	6,852
2012	10.878036	10.844349	-0.31%	3,979
2011*	10.000000	10.878036	8.78%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	6.510686	6.702970	2.95%	2,282
2013	5.062666	6.510686	28.60%	0
2012	4.094124	5.062666	23.66%	9,277
2011	5.288169	4.094124	-22.58%	869
2010	4.699353	5.288169	12.53%	0
2009	4.888426	4.699353	-3.87%	0
2008	8.346002	4.888426	-41.43%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	10.901224	10.655192	-2.26%	1,442
2013	10.815362	10.901224	0.79%	388
2012	9.812145	10.815362	10.22%	6,736
2011	11.798400	9.812145	-16.83%	13,900
2010	9.356136	11.798400	26.10%	21,331
2009	6.045586	9.356136	54.76%	3,103
2008	11.122248	6.045586	-45.64%	4,535
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	27.899399	36.854245	32.10%	8,235
2013	18.174538	27.899399	53.51%	3,105
2012	13.425994	18.174538	35.37%	3,829
2011	12.195093	13.425994	10.09%	2,174
2010	11.065948	12.195093	10.20%	905
2009	9.393284	11.065948	17.81%	0
2008	10.695240	9.393284	-12.17%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	6.353664	4.173926	-34.31%	0
2013	6.594150	6.353664	-3.65%	1,428
2012	6.718578	6.594150	-1.85%	4,196
2011	7.229228	6.718578	-7.06%	300
2010	6.722168	7.229228	7.54%	613
2009	6.052691	6.722168	11.06%	1,092
2008	11.927349	6.052691	-49.25%	1,092
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	17.890541	20.058780	12.12%	22,918
2013	14.012635	17.890541	27.67%	19,692
2012	12.908304	14.012635	8.56%	16,484
2011	11.397878	12.908304	13.25%	2,353
2010	9.762294	11.397878	16.75%	0
2009	8.232553	9.762294	18.58%	0
2008	10.794636	8.232553	-23.73%	3,912

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	12.731735	14.804104	16.28%	23,429
2013	7.860729	12.731735	61.97%	111
2012	6.740647	7.860729	16.62%	1,619
2011	6.206925	6.740647	8.60%	3,473
2010	5.004613	6.206925	24.02%	0
2009	3.673001	5.004613	36.25%	0
2008	9.637152	3.673001	-61.89%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	9.433450	11.620180	23.18%	10,966
2013	7.016595	9.433450	34.44%	0
2012	6.974994	7.016595	0.60%	0
2011	8.389654	6.974994	-16.86%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	11.705655	9.482771	-18.99%	6,132
2013	9.523583	11.705655	22.91%	3,656
2012	9.342266	9.523583	1.94%	5,076
2011	9.967273	9.342266	-6.27%	3,404
2010	8.409979	9.967273	18.52%	1,344
2009	6.099644	8.409979	37.88%	1,362
2008	11.354022	6.099644	-46.28%	4,307
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	10.274301	7.227221	-29.66%	1,857
2013	8.330614	10.274301	23.33%	158
2012	8.334672	8.330614	-0.05%	5,827
2011	9.229984	8.334672	-9.70%	1,473
2010	7.355710	9.229984	25.48%	3,811
2009	4.549316	7.355710	61.69%	1,790
2008	10.778689	4.549316	-57.79%	4,659
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	7.078122	6.166111	-12.88%	10,708
2013	5.738916	7.078122	23.34%	5,316
2012	4.738589	5.738916	21.11%	82,243
2011	5.608925	4.738589	-15.52%	3,836
2010	6.314707	5.608925	-11.18%	115
2009	4.676156	6.314707	35.04%	0
2008	10.406073	4.676156	-55.06%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	8.224990	9.217948	12.07%	1,301
2013	6.477339	8.224990	26.98%	2,133
2012	5.303631	6.477339	22.13%	5,244
2011	6.262106	5.303631	-15.31%	0
2010	5.500358	6.262106	13.85%	0
2009	4.616540	5.500358	19.14%	0
2008	8.925527	4.616540	-48.28%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	13.906603	18.642396	34.05%	114,828
2013	17.088601	13.906603	-18.62%	5,535
2012	16.665198	17.088601	2.54%	73,220
2011	11.831966	16.665198	40.85%	182,376
2010	10.794876	11.831966	9.61%	165
2009	15.839878	10.794876	-31.85%	4,311
2008	10.986701	15.839878	44.17%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	17.236879	21.383656	24.06%	44,883
2013	12.209560	17.236879	41.18%	30,415
2012	10.468099	12.209560	16.64%	19,787
2011	10.044472	10.468099	4.22%	1,156
2010	9.450237	10.044472	6.29%	0
2009	7.615876	9.450237	24.09%	1,193
2008	10.181192	7.615876	-25.20%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	17.611796	17.875605	1.50%	1
2013	11.698397	17.611796	50.55%	4,453
2012	9.848113	11.698397	18.79%	137
2011	11.231702	9.848113	-12.32%	0
2010	9.341905	11.231702	20.23%	3,084
2009	5.658062	9.341905	65.11%	606
2008	10.310462	5.658062	-45.12%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.931719	1.504457	-22.12%	0
2013	3.458135	1.931719	-44.14%	0
2012	4.479756	3.458135	-22.81%	0
2011	6.170609	4.479756	-27.40%	0
2010	8.891853	6.170609	-30.60%	41,594
2009	16.137652	8.891853	-44.90%	0
2008	10.078710	16.137652	60.12%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.879490	3.647434	-25.25%	10,664
2013	4.252587	4.879490	14.74%	903,934
2012	4.553900	4.252587	-6.62%	143,005
2011	6.576098	4.553900	-30.75%	449
2010	7.576205	6.576098	-13.20%	0
2009	6.373286	7.576205	18.87%	0
2008	9.173328	6.373286	-30.52%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	3.508940	3.089367	-11.96%	0
2013	4.866522	3.508940	-27.90%	11,438
2012	5.987972	4.866522	-18.73%	0
2011	6.491107	5.987972	-7.75%	0
2010	8.727625	6.491107	-25.63%	0
2009	13.545774	8.727625	-35.57%	0
2008	10.122760	13.545774	33.82%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	3.316794	2.686734	-19.00%	9,025
2013	4.696058	3.316794	-29.37%	14,914
2012	5.798434	4.696058	-19.01%	28,493
2011	6.477248	5.798434	-10.48%	0
2010	8.264075	6.477248	-21.62%	0
2009	13.853817	8.264075	-40.35%	0
2008	9.401514	13.853817	47.36%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	3.131895	2.841934	-9.26%	7,110
2013	4.549483	3.131895	-31.16%	50,256
2012	5.583765	4.549483	-18.52%	14,705
2011	6.071224	5.583765	-8.03%	8,386
2010	8.426522	6.071224	-27.95%	70,399
2009	12.606931	8.426522	-33.16%	0
2008	10.156122	12.606931	24.13%	1,999
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	4.561764	3.884839	-14.84%	0
2013	6.235919	4.561764	-26.85%	4,786
2012	7.545360	6.235919	-17.35%	705
2011	8.333038	7.545360	-9.45%	705
2010	10.080150	8.333038	-17.33%	2,354
2009	13.976125	10.080150	-27.88%	0
2008	10.082309	13.976125	38.62%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	11.296371	9.512645	-15.79%	0
2013	7.274069	11.296371	55.30%	1,083
2012	6.083884	7.274069	19.56%	0
2011	8.600814	6.083884	-29.26%	141
2010	7.465672	8.600814	15.20%	1,550
2009	6.063831	7.465672	23.12%	0
2008	9.088049	6.063831	-33.28%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	15.610001	16.703190	7.00%	780
2013	11.010812	15.610001	41.77%	541
2012	9.116904	11.010812	20.77%	2,505
2011	8.938881	9.116904	1.99%	1,460
2010	6.888930	8.938881	29.76%	2,654
2009	5.061320	6.888930	36.11%	0
2008	9.987244	5.061320	-49.32%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	15.313310	17.063797	11.43%	3,236
2013	10.239066	15.313310	49.56%	17,377
2012	8.272791	10.239066	23.77%	19,943
2011	8.992811	8.272791	-8.01%	12,983
2010	6.567334	8.992811	36.93%	2,815
2009	4.328896	6.567334	51.71%	0
2008	9.628009	4.328896	-55.04%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	20.864062	28.366798	35.96%	367,802
2013	11.629598	20.864062	79.40%	367,268
2012	8.710104	11.629598	33.52%	2,578
2011	8.808932	8.710104	-1.12%	2,324
2010	6.463680	8.808932	36.28%	190,984
2009	2.981049	6.463680	116.83%	0
2008	10.928265	2.981049	-72.72%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	17.379084	20.319154	16.92%	133,953
2013	12.968148	17.379084	34.01%	191,507
2012	11.155992	12.968148	16.24%	40,856
2011	10.968480	11.155992	1.71%	20,977
2010	9.299166	10.968480	17.95%	6,143
2009	6.145508	9.299166	51.32%	9,738
2008	10.627688	6.145508	-42.17%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	12.685244	14.975346	18.05%	28,625
2013	8.552626	12.685244	48.32%	587,516
2012	7.027970	8.552626	21.69%	7,994
2011	7.143023	7.027970	-1.61%	2,785
2010	5.981140	7.143023	19.43%	122
2009	4.433848	5.981140	34.90%	0
2008	9.783317	4.433848	-54.68%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	5.621199	4.625237	-17.72%	90,723
2013	10.476522	5.621199	-46.34%	116,439
2012	10.973672	10.476522	-4.53%	38,822
2011	14.534206	10.973672	-24.50%	67,956
2010	10.573774	14.534206	37.46%	61,705
2009	7.117050	10.573774	48.57%	2,214
2008	11.637003	7.117050	-38.84%	4,397
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	10.524444	12.678108	20.46%	7,969
2013	10.170823	10.524444	3.48%	3,353
2012	8.633223	10.170823	17.81%	10,320
2011	8.480155	8.633223	1.81%	15,986
2010	6.822183	8.480155	24.30%	5,384
2009	5.470751	6.822183	24.70%	1,709
2008	9.416573	5.470751	-41.90%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	17.509382	18.939386	8.17%	33,067
2013	12.952024	17.509382	35.19%	847
2012	11.142009	12.952024	16.24%	0
2011	10.629121	11.142009	4.83%	4,514
2010	8.532267	10.629121	24.58%	0
2009	5.942734	8.532267	43.57%	659
2008	8.902892	5.942734	-33.25%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	14.148501	14.688798	3.82%	41,168
2013	8.963374	14.148501	57.85%	28,330
2012	7.374148	8.963374	21.55%	477
2011	8.435200	7.374148	-12.58%	14,590
2010	6.146942	8.435200	37.23%	71
2009	4.631768	6.146942	32.71%	0
2008	9.566797	4.631768	-51.58%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	11.637405	14.441216	24.09%	59,900
2013	6.928999	11.637405	67.95%	18,879
2012	5.379490	6.928999	28.80%	42,107
2011	5.625850	5.379490	-4.38%	4,046
2010	4.504208	5.625850	24.90%	0
2009	3.091053	4.504208	45.72%	15,881
2008	9.698458	3.091053	-68.13%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	17.323968	19.387961	11.91%	120,555
2013	12.314239	17.323968	40.68%	183,170
2012	10.916964	12.314239	12.80%	18,861
2011	11.086878	10.916964	-1.53%	15,056
2010	8.907335	11.086878	24.47%	1,928
2009	6.076983	8.907335	46.57%	0
2008	10.144578	6.076983	-40.10%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	14.495506	16.009442	10.44%	69,177
2013	10.023922	14.495506	44.61%	70,115
2012	8.238132	10.023922	21.68%	73,694
2011	8.546048	8.238132	-3.60%	33,297
2010	7.135096	8.546048	19.77%	15,702
2009	4.738559	7.135096	50.58%	29,714
2008	9.270493	4.738559	-48.89%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	20.386275	19.979532	-2.00%	51,572
2013	15.276680	20.386275	33.45%	40,002
2012	13.223150	15.276680	15.53%	12,738
2011	13.370743	13.223150	-1.10%	29,656
2010	10.130726	13.370743	31.98%	30,792
2009	6.489421	10.130726	56.11%	649
2008	10.208819	6.489421	-36.43%	133
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	14.084307	14.963656	6.24%	6,969
2013	10.417940	14.084307	35.19%	7,158
2012	8.945512	10.417940	16.46%	29,109
2011	9.677877	8.945512	-7.57%	30,400
2010	8.092576	9.677877	19.59%	13,388
2009	5.236074	8.092576	54.55%	14,954
2008	9.330706	5.236074	-43.88%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	16.818398	16.742690	-0.45%	23,553
2013	11.955953	16.818398	40.67%	148,858
2012	10.858277	11.955953	10.11%	12,756
2011	10.536860	10.858277	3.05%	16,310
2010	8.440607	10.536860	24.84%	14,176
2009	6.328825	8.440607	33.37%	734
2008	9.679292	6.328825	-34.61%	142

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	14.608554	14.733738	0.86%	6,214
2013	10.274371	14.608554	42.18%	76,943
2012	8.573673	10.274371	19.84%	13,116
2011	9.510454	8.573673	-9.85%	4,434
2010	7.636718	9.510454	24.54%	8,035
2009	4.727487	7.636718	61.54%	11,111
2008	8.404677	4.727487	-43.75%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	6.580781	8.053440	22.38%	65,653
2013	6.812776	6.580781	-3.41%	5,016
2012	7.302240	6.812776	-6.70%	0
2011	7.661659	7.302240	-4.69%	837
2010	8.059438	7.661659	-4.94%	0
2009	9.619432	8.059438	-16.22%	0
2008	9.153640	9.619432	5.09%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2014	12.766731	14.012654	9.76%	27,743
2013	9.471996	12.766731	34.78%	23,631
2012	8.496653	9.471996	11.48%	3,273
2011	9.399735	8.496653	-9.61%	1,607
2010	8.428048	9.399735	11.53%	0
2009	5.440856	8.428048	54.90%	2,057
2008	10.011993	5.440856	-45.66%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	7.869256	8.038747	2.15%	0
2013	6.729602	7.869256	16.93%	0
2012	6.446789	6.729602	4.39%	818
2011	7.565427	6.446789	-14.79%	0
2010	6.636616	7.565427	14.00%	0
2009	5.180611	6.636616	28.10%	0
2008	9.520232	5.180611	-45.58%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	14.386171	17.586844	22.25%	606
2013	9.593256	14.386171	49.96%	10,374
2012	8.195604	9.593256	17.05%	4,204
2011	9.262423	8.195604	-11.52%	412
2010	7.495419	9.262423	23.57%	0
2009	6.414067	7.495419	16.86%	0
2008	8.620542	6.414067	-25.60%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	11.970679	14.644914	22.34%	64,711
2013	10.582698	11.970679	13.12%	22,729
2012	10.513134	10.582698	0.66%	20,269
2011	9.081388	10.513134	15.77%	8,441
2010	8.535106	9.081388	6.40%	753
2009	7.534254	8.535106	13.28%	947
2008	10.746568	7.534254	-29.89%	125
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	8.969878	6.972644	-22.27%	1,159
2013	9.271436	8.969878	-3.25%	7,752
2012	9.241238	9.271436	0.33%	2,548
2011	9.637925	9.241238	-4.12%	9,500
2010	10.256644	9.637925	-6.03%	0
2009	9.664514	10.256644	6.13%	0
2008	11.061930	9.664514	-12.63%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.066024	10.158465	0.92%	101
2013*	10.000000	10.066024	0.66%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	11.058166	11.326600	2.43%	501
2013	12.174121	11.058166	-9.17%	195
2012	10.374710	12.174121	17.34%	17,985
2011*	10.000000	10.374710	3.75%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.672170	6.72%	3,571
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	11.025570	12.496246	13.34%	16,052
2013	10.791173	11.025570	2.17%	684
2012	8.342078	10.791173	29.36%	16,845
2011*	10.000000	8.342078	-16.58%	1,490
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.658102	11.837305	1.54%	0
2013	10.117069	11.658102	15.23%	0
2012	8.938628	10.117069	13.18%	3,511
2011*	10.000000	8.938628	-10.61%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.763254	7.057306	-19.47%	20,339
2013	7.963944	8.763254	10.04%	8,761
2012	7.737987	7.963944	2.92%	241
2011*	10.000000	7.737987	-22.62%	362

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	10.193876	10.039803	-1.51%	0
2013	9.747727	10.193876	4.58%	0
2012	9.663198	9.747727	0.87%	0
2011*	10.000000	9.663198	-3.37%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.870897	12.632209	6.41%	6,952
2013	10.276308	11.870897	15.52%	0
2012	9.123400	10.276308	12.64%	0
2011*	10.000000	9.123400	-8.77%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.378333	11.539060	11.18%	4,757
2013*	10.000000	10.378333	3.78%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.365662	10.638097	2.63%	11,108
2013	11.400120	10.365662	-9.07%	14,282
2012	10.685658	11.400120	6.69%	24,401
2011*	10.000000	10.685658	6.86%	13,186
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	16.406592	18.337981	11.77%	2,221
2013	12.158576	16.406592	34.94%	0
2012	10.665802	12.158576	14.00%	0
2011	10.411640	10.665802	2.44%	0
2010*	10.000000	10.411640	4.12%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	15.649989	17.581981	12.35%	2,395
2013	11.958397	15.649989	30.87%	1,321
2012	10.505565	11.958397	13.83%	0
2011	10.467959	10.505565	0.36%	0
2010*	10.000000	10.467959	4.68%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.537428	11.678292	1.22%	2,804
2013*	10.000000	11.537428	15.37%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.681370	12.842388	1.27%	7,710
2013	11.156091	12.681370	13.67%	4,753
2012	10.211487	11.156091	9.25%	4,875
2011	10.666431	10.211487	-4.27%	2,426
2010*	10.000000	10.666431	6.66%	909
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.951038	7.380036	-17.55%	903
2013	10.040915	8.951038	-10.85%	903
2012	10.323037	10.040915	-2.73%	926
2011	11.895370	10.323037	-13.22%	278
2010*	10.000000	11.895370	18.95%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.214314	-7.86%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.397819	13.98%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.881602	10.799441	-0.76%	0
2013	10.536903	10.881602	3.27%	0
2012*	10.000000	10.536903	5.37%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.937410	9.37%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.673812	12.240281	4.85%	5,337
2013	10.187510	11.673812	14.59%	3,593
2012	9.136439	10.187510	11.50%	0
2011*	10.000000	9.136439	-8.64%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	14.423036	14.737401	2.18%	2,781
2013	11.729291	14.423036	22.97%	2,066
2012	10.236644	11.729291	14.58%	2,653
2011	10.464819	10.236644	-2.18%	2,284
2010*	10.000000	10.464819	4.65%	1,974
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.599026	11.016193	3.94%	8,575
2013*	10.000000	10.599026	5.99%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.477497	12.053835	5.02%	287
2013*	10.000000	11.477497	14.77%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.275291	10.611266	3.27%	0
2013*	10.000000	10.275291	2.75%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	12.058531	12.396066	2.80%	0
2013	9.833126	12.058531	22.63%	0
2012	8.704511	9.833126	12.97%	0
2011	9.451328	8.704511	-7.90%	0
2010	8.262589	9.451328	14.39%	0
2009	5.965760	8.262589	38.50%	254
2008	10.551279	5.965760	-43.46%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.899310	12.152953	2.13%	0
2013	10.086214	11.899310	17.98%	0
2012	9.031044	10.086214	11.68%	0
2011	9.489576	9.031044	-4.83%	0
2010	8.397069	9.489576	13.01%	0
2009	6.224095	8.397069	34.91%	260
2008	10.826846	6.224095	-42.51%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	11.439911	11.570137	1.14%	0
2013	10.452238	11.439911	9.45%	0
2012	9.496354	10.452238	10.07%	0
2011	9.584926	9.496354	-0.92%	0
2010	8.692635	9.584926	10.26%	0
2009	7.137671	8.692635	21.79%	1,078
2008	10.274141	7.137671	-30.53%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	7.255918	8.079856	11.36%	0
2013	7.119055	7.255918	1.92%	3,622
2012	8.069913	7.119055	-11.78%	0
2011	8.889540	8.069913	-9.22%	0
2010	9.275679	8.889540	-4.16%	0
2009	9.726864	9.275679	-4.64%	0
2008*	10.000000	9.726864	-2.73%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	10.218773	10.436087	2.13%	80
2013	8.756878	10.218773	16.69%	0
2012	8.440297	8.756878	3.75%	0
2011	9.092071	8.440297	-7.17%	0
2010	8.229190	9.092071	10.49%	0
2009	6.507020	8.229190	26.47%	0
2008	11.051559	6.507020	-41.12%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.684070	9.029612	3.98%	2,837
2013	8.598723	8.684070	0.99%	2,956
2012	8.466721	8.598723	1.56%	2,478
2011	8.243308	8.466721	2.71%	2,758
2010	7.814181	8.243308	5.49%	0
2009	8.132339	7.814181	-3.91%	0
2008	10.070904	8.132339	-19.25%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.207511	10.382633	1.72%	3,019
2013*	10.000000	10.207511	2.08%	27,559

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.070876	10.540583	4.66%	732
2013*	10.000000	10.070876	0.71%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.015704	10.518803	5.02%	0
2013*	10.000000	10.015704	0.16%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	14.229328	13.392563	-5.88%	2,710
2013	11.445870	14.229328	24.32%	3,949
2012	9.667159	11.445870	18.40%	1,288
2011	10.485860	9.667159	-7.81%	613
2010*	10.000000	10.485860	4.86%	1,459
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.886094	9.366411	-5.26%	779
2013*	10.000000	9.886094	-1.14%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	10.061946	9.845657	-2.15%	3,302
2013*	10.000000	10.061946	0.62%	5,971
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	11.133153	11.530589	3.57%	4,472
2013	10.324077	11.133153	7.84%	1,799
2012	9.510693	10.324077	8.55%	0
2011*	10.000000	9.510693	-4.89%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.865929	13.090471	10.32%	16,159
2013*	10.000000	11.865929	18.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.190462	13.758722	4.31%	8,761
2013	10.769179	13.190462	22.48%	1,574
2012	9.367556	10.769179	14.96%	0
2011*	10.000000	9.367556	-6.32%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.889153	-1.11%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.279447	2.79%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.886859	12.179092	2.46%	2,417
2013*	10.000000	11.886859	18.87%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.619330	11.758413	1.20%	0
2013*	10.000000	11.619330	16.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.897537	15.466282	3.82%	0
2013	11.581378	14.897537	28.63%	0
2012	10.036160	11.581378	15.40%	0
2011	10.789895	10.036160	-6.99%	0
2010*	10.000000	10.789895	7.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.956732	13.425714	3.62%	0
2013	11.374343	12.956732	13.91%	0
2012	10.308693	11.374343	10.34%	0
2011	10.517474	10.308693	-1.99%	0
2010*	10.000000	10.517474	5.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.876761	14.434185	4.02%	5,873
2013	11.520053	13.876761	20.46%	0
2012	10.203552	11.520053	12.90%	0
2011	10.636906	10.203552	-4.07%	0
2010*	10.000000	10.636906	6.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.590112	11.898966	2.66%	0
2013	11.117535	11.590112	4.25%	0
2012	10.409840	11.117535	6.80%	3,180
2011	10.332048	10.409840	0.75%	3,184
2010*	10.000000	10.332048	3.32%	2,722
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.290632	10.454817	1.60%	0
2013*	10.000000	10.290632	2.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.362716	10.399712	0.36%	0
2013*	10.000000	10.362716	3.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	13.401738	13.923124	3.89%	6,201
2013	11.450679	13.401738	17.04%	6,922
2012	10.256987	11.450679	11.64%	6,975
2011	10.570531	10.256987	-2.97%	0
2010*	10.000000	10.570531	5.71%	490

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	14.247565	14.800686	3.88%	0
2013	11.539403	14.247565	23.47%	0
2012	10.136582	11.539403	13.84%	0
2011	10.702737	10.136582	-5.29%	4,108
2010*	10.000000	10.702737	7.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.515465	12.941708	3.41%	0
2013	11.324627	12.515465	10.52%	0
2012	10.358504	11.324627	9.33%	0
2011	10.454420	10.358504	-0.92%	0
2010*	10.000000	10.454420	4.54%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.673705	11.121979	4.20%	1,585
2013	10.968249	10.673705	-2.69%	0
2012	10.306564	10.968249	6.42%	0
2011*	10.000000	10.306564	3.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.700920	-2.99%	2,201
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.787223	-2.13%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.285570	2.86%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.211704	2.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.400078	4.00%	799
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.302803	3.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.379991	3.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.206522	2.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.269827	10.453640	1.79%	0
2013*	10.000000	10.269827	2.70%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.334728	10.445571	1.07%	0
2013*	10.000000	10.334728	3.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.367357	3.67%	8,801
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.370739	3.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.297948	2.98%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.739073	9.675770	-0.65%	185,470
2013	9.802785	9.739073	-0.65%	113,738
2012	9.867097	9.802785	-0.65%	79,218
2011	9.931458	9.867097	-0.65%	105,699
2010	9.996427	9.931458	-0.65%	49,519
2009*	10.000000	9.996427	-0.04%	28,196
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.621502	9.930202	3.21%	2,538
2013*	10.000000	9.621502	-3.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.885226	13.608490	-1.99%	0
2013	11.543129	13.885226	20.29%	0
2012	10.057839	11.543129	14.77%	0
2011	11.201438	10.057839	-10.21%	0
2010*	10.000000	11.201438	12.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.050701	-9.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	16.030569	17.542622	9.43%	910
2013	12.004328	16.030569	33.54%	307
2012	10.403867	12.004328	15.38%	0
2011	10.821604	10.403867	-3.86%	0
2010*	10.000000	10.821604	8.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	15.083917	16.520910	9.53%	242
2013	11.244108	15.083917	34.15%	0
2012	9.624716	11.244108	16.83%	26
2011	10.316045	9.624716	-6.70%	440
2010*	10.000000	10.316045	3.16%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.797144	17.308738	3.05%	129
2013	12.197946	16.797144	37.70%	31
2012	10.709572	12.197946	13.90%	0
2011	11.281626	10.709572	-5.07%	0
2010*	10.000000	11.281626	12.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	16.379961	19.043190	16.26%	134
2013	12.151713	16.379961	34.80%	30
2012	10.512970	12.151713	15.59%	0
2011	10.833067	10.512970	-2.95%	0
2010*	10.000000	10.833067	8.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.091194	10.91%	512
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.795202	7.95%	1,682
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.473581	4.74%	1,344
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.940951	9.41%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.361641	11.961351	27.77%	677
2013*	10.000000	9.361641	-6.38%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.228201	10.211909	-0.16%	0
2013	10.284257	10.228201	-0.55%	1,589
2012	9.999359	10.284257	2.85%	9,775
2011*	10.000000	9.999359	-0.01%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.142725	10.046995	-0.94%	5,449
2013*	10.000000	10.142725	1.43%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.707576	9.779695	0.74%	173
2013*	10.000000	9.707576	-2.92%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.978312	10.660902	6.84%	537
2013	9.664968	9.978312	3.24%	0
2012*	10.000000	9.664968	-3.35%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.655618	10.472439	-1.72%	0
2013	10.253428	10.655618	3.92%	0
2012*	10.000000	10.253428	2.53%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.479850	11.639731	1.39%	16,986
2013*	10.000000	11.479850	14.80%	20,615
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.864456	10.842951	-0.20%	3,817
2013	10.923584	10.864456	-0.54%	3,132
2012	9.577135	10.923584	14.06%	3,132
2011*	10.000000	9.577135	-4.23%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	10.004641	8.088833	-19.15%	910
2013	11.807616	10.004641	-15.27%	792
2012	11.305762	11.807616	4.44%	2,257
2011	12.308102	11.305762	-8.14%	893
2010*	10.000000	12.308102	23.08%	1,068
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	12.139098	12.229587	0.75%	10,784
2013	13.144078	12.139098	-7.65%	14,334
2012	11.234291	13.144078	17.00%	20,943
2011	10.646396	11.234291	5.52%	11,471
2010*	10.000000	10.646396	6.46%	195
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.435398	11.395265	-0.35%	6,218
2013	12.319215	11.435398	-7.17%	16,053
2012	11.783468	12.319215	4.55%	18,535
2011	10.939648	11.783468	7.71%	12,515
2010*	10.000000	10.939648	9.40%	2,047
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.258188	11.426449	1.49%	1,441
2013	12.393512	11.258188	-9.16%	709
2012	11.673672	12.393512	6.17%	1,959
2011	10.934585	11.673672	6.76%	2,459
2010*	10.000000	10.934585	9.35%	2,046
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.990223	13.323001	2.56%	2,881
2013	12.378354	12.990223	4.94%	5,678
2012	10.910775	12.378354	13.45%	5,636
2011	10.637956	10.910775	2.56%	2,424
2010*	10.000000	10.637956	6.38%	453

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.275387	10.284980	0.09%	2,496
2013	10.366689	10.275387	-0.88%	40,873
2012	9.867296	10.366689	5.06%	417
2011*	10.000000	9.867296	-1.33%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.636566	11.007829	3.49%	6,618
2013	10.930571	10.636566	-2.69%	3,079
2012	10.047667	10.930571	8.79%	48,837
2011*	10.000000	10.047667	0.48%	28,239
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.941429	10.167518	2.27%	0
2013*	10.000000	9.941429	-0.59%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	9.204823	7.974555	-13.37%	0
2013	9.472549	9.204823	-2.83%	0
2012	8.539057	9.472549	10.93%	0
2011	11.251992	8.539057	-24.11%	0
2010*	10.000000	11.251992	12.52%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	13.509124	13.381570	-0.94%	0
2013	12.161740	13.509124	11.08%	0
2012	10.580797	12.161740	14.94%	0
2011	10.870606	10.580797	-2.67%	16,599
2010*	10.000000	10.870606	8.71%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.834371	14.065943	1.67%	3,202
2013	12.656893	13.834371	9.30%	73,409
2012	11.163112	12.656893	13.38%	41,846
2011	10.935834	11.163112	2.08%	901
2010*	10.000000	10.935834	9.36%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.615123	10.380745	-2.21%	0
2013	9.293209	10.615123	14.22%	1,592
2012	8.100415	9.293209	14.73%	1,370
2011	11.168402	8.100415	-27.47%	0
2010*	10.000000	11.168402	11.68%	475
ProFunds - ProFund VP Banks - Q/NQ
2014	13.168400	14.440322	9.66%	0
2013	9.931819	13.168400	32.59%	0
2012	7.493674	9.931819	32.54%	0
2011*	10.000000	7.493674	-25.06%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.832299	9.933163	1.03%	0
2013	8.356348	9.832299	17.66%	0
2012	7.753198	8.356348	7.78%	0
2011*	10.000000	7.753198	-22.47%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.933965	4.203458	-14.81%	4,934
2013	6.761480	4.933965	-27.03%	5,438
2012	8.160031	6.761480	-17.14%	0
2011	9.014245	8.160031	-9.48%	42,476
2010*	10.000000	9.014245	-9.86%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.972722	28.319086	28.88%	2,577
2013	13.131906	21.972722	67.32%	86
2012	9.394025	13.131906	39.79%	0
2011*	10.000000	9.394025	-6.06%	0
ProFunds - ProFund VP Bull - Q/NQ
2014	15.094868	16.716627	10.74%	25,518
2013	11.709378	15.094868	28.91%	0
2012	10.348813	11.709378	13.15%	765
2011	10.416294	10.348813	-0.65%	0
2010*	10.000000	10.416294	4.16%	1,932
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.956521	15.283893	9.51%	0
2013	10.936265	13.956521	27.62%	0
2012	9.929636	10.936265	10.14%	0
2011*	10.000000	9.929636	-0.70%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	16.315090	18.228851	11.73%	0
2013	11.740869	16.315090	38.96%	0
2012	9.678806	11.740869	21.30%	0
2011*	10.000000	9.678806	-3.21%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.685767	8.334200	-4.05%	5
2013	9.342602	8.685767	-7.03%	0
2012	8.824083	9.342602	5.88%	6,871
2011	11.061196	8.824083	-20.22%	0
2010*	10.000000	11.061196	10.61%	1,353
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	13.487428	12.241094	-9.24%	0
2013	11.160907	13.487428	20.85%	1,619
2012	9.635070	11.160907	15.84%	3,033
2011	10.643691	9.635070	-9.48%	0
2010*	10.000000	10.643691	6.44%	322

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Financials - Q/NQ
2014	13.514235	15.160644	12.18%	488
2013	10.298994	13.514235	31.22%	0
2012	8.311083	10.298994	23.92%	0
2011*	10.000000	8.311083	-16.89%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.618666	19.194481	22.89%	5,318
2013	11.248690	15.618666	38.85%	120
2012	9.643869	11.248690	16.64%	0
2011*	10.000000	9.643869	-3.56%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.852277	14.529844	4.89%	1,741
2013	10.089798	13.852277	37.29%	204
2012	8.770238	10.089798	15.05%	0
2011*	10.000000	8.770238	-12.30%	0
ProFunds - ProFund VP International - Q/NQ
2014	12.695252	11.590115	-8.71%	973
2013	10.693767	12.695252	18.72%	0
2012	9.284523	10.693767	15.18%	740
2011	10.909461	9.284523	-14.89%	172
2010*	10.000000	10.909461	9.09%	1,823
ProFunds - ProFund VP Internet - Q/NQ
2014	15.234896	15.305684	0.46%	0
2013	10.107807	15.234896	50.72%	0
2012	8.495066	10.107807	18.98%	0
2011*	10.000000	8.495066	-15.05%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	13.050727	13.384196	2.56%	1,600
2013	8.861613	13.050727	47.27%	862
2012	7.254734	8.861613	22.15%	455
2011	8.963982	7.254734	-19.07%	209
2010*	10.000000	8.963982	-10.36%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.804598	19.534498	16.24%	16,261
2013	12.597037	16.804598	33.40%	3,666
2012	10.908931	12.597037	15.47%	677
2011	10.822706	10.908931	0.80%	1,078
2010*	10.000000	10.822706	8.23%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	14.233163	12.604009	-11.45%	522
2013	11.546825	14.233163	23.26%	10,446
2012	11.295276	11.546825	2.23%	12,148
2011	11.119261	11.295276	1.58%	6,511
2010*	10.000000	11.119261	11.19%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	15.171957	17.991480	18.58%	188
2013	11.601927	15.171957	30.77%	292
2012	10.440309	11.601927	11.13%	0
2011*	10.000000	10.440309	4.40%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.354420	3.293666	-24.36%	45,002
2013	7.062995	4.354420	-38.35%	46,281
2012	8.319507	7.062995	-15.10%	34,788
2011*	10.000000	8.319507	-16.80%	36,752
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.784276	13.394500	24.20%	0
2013	10.844790	10.784276	-0.56%	0
2012	9.316086	10.844790	16.41%	217
2011*	10.000000	9.316086	-6.84%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.875545	4.071032	-30.71%	1
2013	5.077422	5.875545	15.72%	5,128
2012	5.491514	5.077422	-7.54%	169
2011	8.843906	5.491514	-37.91%	0
2010*	10.000000	8.843906	-11.56%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	11.173322	14.933663	33.65%	599
2013	8.425828	11.173322	32.61%	0
2012	8.849963	8.425828	-4.79%	0
2011*	10.000000	8.849963	-11.50%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.880420	7.599834	-3.56%	0
2013	7.950307	7.880420	-0.88%	4,071
2012	9.202867	7.950307	-13.61%	0
2011	8.370641	9.202867	9.94%	0
2010*	10.000000	8.370641	-16.29%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.399469	5.514556	2.13%	0
2013	6.880162	5.399469	-21.52%	2,009
2012	8.673417	6.880162	-20.68%	0
2011	8.575531	8.673417	1.14%	0
2010*	10.000000	8.575531	-14.24%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.384628	3.511827	-19.91%	0
2013	6.251494	4.384628	-29.86%	0
2012	7.748913	6.251494	-19.32%	0
2011	8.712204	7.748913	-11.06%	0
2010*	10.000000	8.712204	-12.88%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2014	12.698998	14.901910	17.35%	527
2013	10.209988	12.698998	24.38%	0
2012	9.316623	10.209988	9.59%	0
2011*	10.000000	9.316623	-6.83%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	12.321664	12.310867	-0.09%	0
2013	11.066632	12.321664	11.34%	0
2012	9.560082	11.066632	15.76%	0
2011*	10.000000	9.560082	-4.40%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	12.161900	16.480176	35.51%	502
2013	15.133745	12.161900	-19.64%	1
2012	15.086204	15.133745	0.32%	920
2011	10.580799	15.086204	42.58%	0
2010*	10.000000	10.580799	5.81%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	26.527047	35.799737	34.96%	0
2013	14.912968	26.527047	77.88%	981
2012	11.222764	14.912968	32.88%	0
2011	11.432587	11.222764	-1.84%	0
2010*	10.000000	11.432587	14.33%	163
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.882593	1.201638	-36.17%	0
2013	3.689084	1.882593	-48.97%	6,054
2012	5.732352	3.689084	-35.64%	0
2011	7.413943	5.732352	-22.68%	0
2010*	10.000000	7.413943	-25.86%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	12.167400	15.217247	25.07%	543
2013	10.808075	12.167400	12.58%	0
2012	10.863534	10.808075	-0.51%	0
2011*	10.000000	10.863534	8.64%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	6.427117	6.603645	2.75%	0
2013	5.007731	6.427117	28.34%	0
2012	4.057855	5.007731	23.41%	0
2011	5.251875	4.057855	-22.74%	113
2010	4.676484	5.251875	12.30%	201
2009	4.874451	4.676484	-4.06%	0
2008	8.339002	4.874451	-41.55%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	10.761351	10.497317	-2.45%	1,510
2013	10.698102	10.761351	0.59%	473
2012	9.725357	10.698102	10.00%	0
2011	11.717554	9.725357	-17.00%	0
2010	9.310702	11.717554	25.85%	585
2009	6.028348	9.310702	54.45%	272
2008	11.112931	6.028348	-45.75%	5,790
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	27.541784	36.308849	31.83%	796
2013	17.977646	27.541784	53.20%	597
2012	13.307316	17.977646	35.10%	0
2011	12.111571	13.307316	9.87%	35
2010	11.012279	12.111571	9.98%	0
2009	9.366540	11.012279	17.57%	0
2008	10.686287	9.366540	-12.35%	3,630
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	6.272130	4.112065	-34.44%	4,028
2013	6.522641	6.272130	-3.84%	97
2012	6.659138	6.522641	-2.05%	2,582
2011	7.179671	6.659138	-7.25%	0
2010	6.689516	7.179671	7.33%	145
2009	6.035440	6.689516	10.84%	0
2008	11.917371	6.035440	-49.36%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	17.661213	19.761898	11.89%	409
2013	13.860850	17.661213	27.42%	0
2012	12.794245	13.860850	8.34%	0
2011	11.319850	12.794245	13.02%	0
2010	9.714960	11.319850	16.52%	550
2009	8.209121	9.714960	18.34%	3,022
2008	10.785600	8.209121	-23.89%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	12.568455	14.584891	16.04%	2,017
2013	7.775515	12.568455	61.64%	0
2012	6.681022	7.775515	16.38%	0
2011	6.164378	6.681022	8.38%	0
2010	4.980285	6.164378	23.78%	854
2009	3.662506	4.980285	35.98%	0
2008	9.629079	3.662506	-61.96%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	9.312396	11.448029	22.93%	506
2013	6.940476	9.312396	34.18%	0
2012	6.913266	6.940476	0.39%	0
2011	8.332150	6.913266	-17.03%	0
2010	7.655241	8.332150	8.84%	0
2009	4.483806	7.655241	70.73%	4,105
2008	9.046375	4.483806	-50.44%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	11.555530	9.342305	-19.15%	964
2013	9.420365	11.555530	22.67%	64
2012	9.259661	9.420365	1.74%	0
2011	9.899010	9.259661	-6.46%	38
2010	8.369168	9.899010	18.28%	201
2009	6.082257	8.369168	37.60%	0
2008	11.344510	6.082257	-46.39%	2,856
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	10.142486	7.120129	-29.80%	4,618
2013	8.240286	10.142486	23.08%	1,300
2012	8.260939	8.240286	-0.25%	0
2011	9.166726	8.260939	-9.88%	0
2010	7.319984	9.166726	25.23%	352
2009	4.536334	7.319984	61.36%	347
2008	10.769659	4.536334	-57.88%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	6.987303	6.074752	-13.06%	1,894
2013	5.676672	6.987303	23.09%	3,994
2012	4.696649	5.676672	20.87%	4,348
2011	5.570471	4.696649	-15.69%	351
2010	6.284029	5.570471	-11.36%	142
2009	4.662802	6.284029	34.77%	0
2008	10.397348	4.662802	-55.15%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	8.119440	9.081384	11.85%	798
2013	6.407080	8.119440	26.73%	0
2012	5.256674	6.407080	21.88%	113
2011	6.219138	5.256674	-15.48%	0
2010	5.473603	6.219138	13.62%	0
2009	4.603347	5.473603	18.90%	0
2008	8.918042	4.603347	-48.38%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	13.728227	18.366304	33.78%	30,357
2013	16.903373	13.728227	-18.78%	63
2012	16.517840	16.903373	2.33%	9,336
2011	11.750889	16.517840	40.57%	8,973
2010	10.742484	11.750889	9.39%	0
2009	15.794735	10.742484	-31.99%	0
2008	10.977442	15.794735	43.88%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	17.015942	21.067189	23.81%	1,732
2013	12.077289	17.015942	40.89%	1,090
2012	10.375586	12.077289	16.40%	986
2011	9.975702	10.375586	4.01%	971
2010	9.404407	9.975702	6.07%	405
2009	7.594187	9.404407	23.84%	3,107
2008	10.172669	7.594187	-25.35%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	17.385931	17.610903	1.29%	1,405
2013	11.571594	17.385931	50.25%	508
2012	9.761024	11.571594	18.55%	67
2011	11.154758	9.761024	-12.49%	0
2010	9.296561	11.154758	19.99%	0
2009	5.641928	9.296561	64.78%	4,902
2008	10.301827	5.641928	-45.23%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.906921	1.482164	-22.27%	0
2013	3.420630	1.906921	-44.25%	0
2012	4.440132	3.420630	-22.96%	0
2011	6.128322	4.440132	-27.55%	0
2010	8.848737	6.128322	-30.74%	10,090
2009	16.091791	8.848737	-45.01%	1,614
2008	10.070284	16.091791	59.79%	300
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.816885	3.593399	-25.40%	0
2013	4.206470	4.816885	14.51%	83,470
2012	4.513606	4.206470	-6.80%	8,020
2011	6.531017	4.513606	-30.89%	0
2010	7.539434	6.531017	-13.38%	0
2009	6.355116	7.539434	18.64%	4,059
2008	9.165632	6.355116	-30.66%	2,335

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	3.463942	3.043626	-12.13%	0
2013	4.813800	3.463942	-28.04%	0
2012	5.935063	4.813800	-18.89%	0
2011	6.446662	5.935063	-7.94%	0
2010	8.685332	6.446662	-25.78%	0
2009	13.507301	8.685332	-35.70%	0
2008	10.114303	13.507301	33.55%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	3.274251	2.646937	-19.16%	0
2013	4.645161	3.274251	-29.51%	0
2012	5.747187	4.645161	-19.18%	0
2011	6.432888	5.747187	-10.66%	0
2010	8.224020	6.432888	-21.78%	0
2009	13.814475	8.224020	-40.47%	0
2008	9.393643	13.814475	47.06%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	3.091720	2.799847	-9.44%	0
2013	4.500173	3.091720	-31.30%	517
2012	5.534415	4.500173	-18.69%	0
2011	6.029645	5.534415	-8.21%	0
2010	8.385691	6.029645	-28.10%	1,747
2009	12.571116	8.385691	-33.29%	0
2008	10.147627	12.571116	23.88%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	4.503240	3.827290	-15.01%	1,802
2013	6.168333	4.503240	-26.99%	1,230
2012	7.478666	6.168333	-17.52%	0
2011	8.275974	7.478666	-9.63%	1,380
2010	10.031300	8.275974	-17.50%	0
2009	13.936410	10.031300	-28.02%	0
2008	10.073878	13.936410	38.34%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	11.151457	9.371739	-15.96%	0
2013	7.195196	11.151457	54.98%	887
2012	6.030063	7.195196	19.32%	0
2011	8.541909	6.030063	-29.41%	0
2010	7.429441	8.541909	14.97%	0
2009	6.046553	7.429441	22.87%	0
2008	9.080429	6.046553	-33.41%	5,907

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	15.409783	16.455812	6.79%	1,612
2013	10.891451	15.409783	41.49%	356
2012	9.036279	10.891451	20.53%	64
2011	8.877633	9.036279	1.79%	0
2010	6.855467	8.877633	29.50%	0
2009	5.046874	6.855467	35.84%	0
2008	9.978880	5.046874	-49.42%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	15.116873	16.811054	11.21%	2,703
2013	10.128034	15.116873	49.26%	28,078
2012	8.199584	10.128034	23.52%	3,100
2011	8.931162	8.199584	-8.19%	0
2010	6.535411	8.931162	36.66%	0
2009	4.316532	6.535411	51.40%	0
2008	9.619935	4.316532	-55.13%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	20.596459	27.946744	35.69%	17,803
2013	11.503515	20.596459	79.04%	35,941
2012	8.633027	11.503515	33.25%	0
2011	8.748521	8.633027	-1.32%	0
2010	6.432246	8.748521	36.01%	0
2009	2.972509	6.432246	116.39%	0
2008	10.919109	2.972509	-72.78%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	17.156291	20.018397	16.68%	8,410
2013	12.827648	17.156291	33.74%	6,118
2012	11.057381	12.827648	16.01%	7,170
2011	10.893350	11.057381	1.51%	1,657
2010	9.254034	10.893350	17.71%	184
2009	6.127982	9.254034	51.01%	1,776
2008	10.618790	6.127982	-42.29%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	12.522498	14.753530	17.82%	2,816
2013	8.459887	12.522498	48.02%	40,404
2012	6.965785	8.459887	21.45%	37
2011	7.094057	6.965785	-1.81%	0
2010	5.952082	7.094057	19.19%	0
2009	4.421189	5.952082	34.63%	0
2008	9.775126	4.421189	-54.77%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	5.549044	4.556660	-17.88%	8,297
2013	10.362912	5.549044	-46.45%	5,215
2012	10.876575	10.362912	-4.72%	476
2011	14.434583	10.876575	-24.65%	477
2010	10.522410	14.434583	37.18%	270
2009	7.096755	10.522410	48.27%	2,937
2008	11.627247	7.096755	-38.96%	2,629
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	10.389410	12.490320	20.22%	1,153
2013	10.060548	10.389410	3.27%	2,359
2012	8.556835	10.060548	17.57%	3,779
2011	8.421995	8.556835	1.60%	2,003
2010	6.789017	8.421995	24.05%	0
2009	5.455124	6.789017	24.45%	0
2008	9.408682	5.455124	-42.02%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	17.284929	18.659031	7.95%	6,363
2013	12.811712	17.284929	34.92%	0
2012	11.043549	12.811712	16.01%	0
2011	10.556352	11.043549	4.62%	0
2010	8.490886	10.556352	24.33%	0
2009	5.925803	8.490886	43.29%	0
2008	8.895430	5.925803	-33.38%	2,842
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	13.966974	14.471199	3.61%	10,710
2013	8.866158	13.966974	57.53%	6,687
2012	7.308881	8.866158	21.31%	0
2011	8.377353	7.308881	-12.75%	0
2010	6.117056	8.377353	36.95%	0
2009	4.618538	6.117056	32.45%	0
2008	9.558771	4.618538	-51.68%	3,788
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	11.488065	14.227273	23.84%	10,092
2013	6.853835	11.488065	67.62%	3,668
2012	5.331854	6.853835	28.55%	15,877
2011	5.587246	5.331854	-4.57%	0
2010	4.482286	5.587246	24.65%	0
2009	3.082213	4.482286	45.42%	2,959
2008	9.690335	3.082213	-68.19%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	17.101798	19.100871	11.69%	11,336
2013	12.180761	17.101798	40.40%	7,349
2012	10.820430	12.180761	12.57%	4,515
2011	11.010916	10.820430	-1.73%	430
2010	8.864101	11.010916	24.22%	0
2009	6.059658	8.864101	46.28%	0
2008	10.136078	6.059658	-40.22%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	14.309586	15.772354	10.22%	11,014
2013	9.915257	14.309586	44.32%	4,596
2012	8.165271	9.915257	21.43%	6,944
2011	8.487483	8.165271	-3.80%	1,475
2010	7.100443	8.487483	19.53%	0
2009	4.725031	7.100443	50.27%	0
2008	9.262724	4.725031	-48.99%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	20.124934	19.683750	-2.19%	8,530
2013	15.111165	20.124934	33.18%	4,532
2012	13.106268	15.111165	15.30%	0
2011	13.279185	13.106268	-1.30%	700
2010	10.081562	13.279185	31.72%	263
2009	6.470921	10.081562	55.80%	0
2008	10.200271	6.470921	-36.56%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	13.903649	14.742038	6.03%	2,166
2013	10.304999	13.903649	34.92%	90
2012	8.866386	10.304999	16.23%	3,878
2011	9.611541	8.866386	-7.75%	377
2010	8.053266	9.611541	19.35%	0
2009	5.221133	8.053266	54.24%	1,794
2008	9.322890	5.221133	-44.00%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	16.602777	16.494824	-0.65%	2,353
2013	11.826400	16.602777	40.39%	14,721
2012	10.762283	11.826400	9.89%	0
2011	10.464687	10.762283	2.84%	0
2010	8.399649	10.464687	24.58%	355
2009	6.310789	8.399649	33.10%	0
2008	9.671185	6.310789	-34.75%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	14.421189	14.515526	0.65%	2,229
2013	10.162981	14.421189	41.90%	10,273
2012	8.497821	10.162981	19.60%	3,748
2011	9.445261	8.497821	-10.03%	0
2010	7.599604	9.445261	24.29%	0
2009	4.713982	7.599604	61.21%	215
2008	8.397623	4.713982	-43.87%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	6.496370	7.934186	22.13%	13,861
2013	6.738928	6.496370	-3.60%	3,276
2012	7.237696	6.738928	-6.89%	0
2011	7.609185	7.237696	-4.88%	0
2010	8.020361	7.609185	-5.13%	0
2009	9.592060	8.020361	-16.39%	0
2008	9.145979	9.592060	4.88%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2014	12.602970	13.805117	9.54%	2,220
2013	9.369313	12.602970	34.51%	1,447
2012	8.421499	9.369313	11.25%	1,021
2011	9.335320	8.421499	-9.79%	1,073
2010	8.387127	9.335320	11.31%	0
2009	5.425342	8.387127	54.59%	3,519
2008	10.003608	5.425342	-45.77%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	7.768300	7.919673	1.95%	2,507
2013	6.656639	7.768300	16.70%	0
2012	6.389760	6.656639	4.18%	0
2011	7.513589	6.389760	-14.96%	0
2010	6.604394	7.513589	13.77%	0
2009	5.165835	6.604394	27.85%	222
2008	9.512248	5.165835	-45.69%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	14.201686	17.326441	22.00%	480
2013	9.489274	14.201686	49.66%	252
2012	8.123121	9.489274	16.82%	84
2011	9.198966	8.123121	-11.70%	55
2010	7.459026	9.198966	23.33%	0
2009	6.395792	7.459026	16.62%	0
2008	8.613312	6.395792	-25.75%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	11.817171	14.428083	22.09%	7,963
2013	10.468028	11.817171	12.89%	272
2012	10.420210	10.468028	0.46%	0
2011	9.019188	10.420210	15.53%	9,556
2010	8.493706	9.019188	6.19%	0
2009	7.512796	8.493706	13.06%	0
2008	10.737573	7.512796	-30.03%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	8.854838	6.869388	-22.42%	0
2013	9.170955	8.854838	-3.45%	896
2012	9.159536	9.170955	0.12%	2,060
2011	9.571907	9.159536	-4.31%	735
2010	10.206906	9.571907	-6.22%	0
2009	9.637013	10.206906	5.91%	0
2008	11.052664	9.637013	-12.81%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.063249	10.135261	0.72%	746
2013*	10.000000	10.063249	0.63%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.999024	11.243383	2.22%	0
2013	12.133401	10.999024	-9.35%	0
2012	10.360882	12.133401	17.11%	0
2011*	10.000000	10.360882	3.61%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.657839	6.58%	624
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.966614	12.404457	13.11%	2,601
2013	10.755075	10.966614	1.97%	831
2012	8.330936	10.755075	29.10%	0
2011*	10.000000	8.330936	-16.69%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.595767	11.750355	1.33%	88
2013	10.083229	11.595767	15.00%	0
2012	8.926709	10.083229	12.96%	0
2011*	10.000000	8.926709	-10.73%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.716383	7.005424	-19.63%	1,305
2013	7.937285	8.716383	9.82%	0
2012	7.727650	7.937285	2.71%	0
2011*	10.000000	7.727650	-22.72%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	10.139386	9.966071	-1.71%	0
2013	9.715135	10.139386	4.37%	0
2012	9.650329	9.715135	0.67%	0
2011*	10.000000	9.650329	-3.50%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.823180	12.562430	6.25%	0
2013	10.250471	11.823180	15.34%	0
2012	9.114246	10.250471	12.47%	0
2011*	10.000000	9.114246	-8.86%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.376186	11.519248	11.02%	0
2013*	10.000000	10.376186	3.76%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.323992	10.579345	2.47%	0
2013	11.371475	10.323992	-9.21%	0
2012	10.674968	11.371475	6.52%	0
2011*	10.000000	10.674968	6.75%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	16.316047	18.209254	11.60%	0
2013	12.109744	16.316047	34.73%	0
2012	10.639055	12.109744	13.82%	0
2011	10.401210	10.639055	2.29%	0
2010*	10.000000	10.401210	4.01%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	15.563641	17.458567	12.18%	0
2013	11.910391	15.563641	30.67%	0
2012	10.479249	11.910391	13.66%	0
2011	10.457496	10.479249	0.21%	0
2010*	10.000000	10.457496	4.57%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.525796	11.648894	1.07%	0
2013*	10.000000	11.525796	15.26%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.611388	12.752247	1.12%	0
2013	11.111297	12.611388	13.50%	0
2012	10.185908	11.111297	9.08%	0
2011	10.655763	10.185908	-4.41%	0
2010*	10.000000	10.655763	6.56%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.901624	7.328204	-17.68%	0
2013	10.000595	8.901624	-10.99%	0
2012	10.297174	10.000595	-2.88%	0
2011	11.883475	10.297174	-13.35%	0
2010*	10.000000	11.883475	18.83%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.205006	-7.95%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.386324	13.86%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.854219	10.755992	-0.90%	0
2013	10.526300	10.854219	3.12%	0
2012*	10.000000	10.526300	5.26%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.926382	9.26%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.626886	12.172665	4.69%	0
2013	10.161896	11.626886	14.42%	0
2012	9.127277	10.161896	11.34%	0
2011*	10.000000	9.127277	-8.73%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	14.343441	14.633941	2.03%	0
2013	11.682184	14.343441	22.78%	0
2012	10.210984	11.682184	14.41%	0
2011	10.454340	10.210984	-2.33%	0
2010*	10.000000	10.454340	4.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.588323	10.988445	3.78%	0
2013*	10.000000	10.588323	5.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.465917	12.023500	4.86%	0
2013*	10.000000	11.465917	14.66%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.273166	10.593056	3.11%	0
2013*	10.000000	10.273166	2.73%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.942139	12.257876	2.64%	0
2013	9.752922	11.942139	22.45%	0
2012	8.646598	9.752922	12.79%	0
2011	9.402621	8.646598	-8.04%	0
2010	8.232427	9.402621	14.21%	0
2009	5.952971	8.232427	38.29%	111
2008	10.544636	5.952971	-43.55%	113

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.780027	12.012962	1.98%	0
2013	10.000196	11.780027	17.80%	0
2012	8.967587	10.000196	11.51%	0
2011	9.437111	8.967587	-4.98%	0
2010	8.363250	9.437111	12.84%	0
2009	6.208399	8.363250	34.71%	55
2008	10.815915	6.208399	-42.60%	57
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	11.329542	11.441210	0.99%	0
2013	10.367049	11.329542	9.28%	0
2012	9.433233	10.367049	9.90%	0
2011	9.535566	9.433233	-1.07%	0
2010	8.660943	9.535566	10.10%	0
2009	7.122397	8.660943	21.60%	35
2008	10.267677	7.122397	-30.63%	34
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	7.200719	8.006288	11.19%	0
2013	7.075580	7.200719	1.77%	0
2012	8.032794	7.075580	-11.92%	0
2011	8.862013	8.032794	-9.36%	0
2010	9.260945	8.862013	-4.31%	0
2009	9.726098	9.260945	-4.78%	111
2008*	10.000000	9.726098	-2.74%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	10.120184	10.319805	1.97%	0
2013	8.685508	10.120184	16.52%	0
2012	8.384190	8.685508	3.59%	0
2011	9.045261	8.384190	-7.31%	0
2010	8.199184	9.045261	10.32%	0
2009	6.493087	8.199184	26.28%	199
2008	11.044608	6.493087	-41.21%	114
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.600265	8.928989	3.82%	0
2013	8.528621	8.600265	0.84%	0
2012	8.410423	8.528621	1.41%	0
2011	8.200843	8.410423	2.56%	0
2010	7.785684	8.200843	5.33%	0
2009	8.114940	7.785684	-4.06%	216
2008	10.064564	8.114940	-19.37%	200
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.197210	10.356480	1.56%	0
2013*	10.000000	10.197210	1.97%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.068789	10.522484	4.51%	0
2013*	10.000000	10.068789	0.69%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.013632	10.500746	4.86%	0
2013*	10.000000	10.013632	0.14%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	14.150788	13.298521	-6.02%	0
2013	11.399895	14.150788	24.13%	0
2012	9.642914	11.399895	18.22%	0
2011	10.475370	9.642914	-7.95%	0
2010*	10.000000	10.475370	4.75%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.876118	9.342822	-5.40%	0
2013*	10.000000	9.876118	-1.24%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	10.051783	9.820856	-2.30%	0
2013*	10.000000	10.051783	0.52%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	11.088407	11.466915	3.41%	0
2013	10.298127	11.088407	7.67%	0
2012	9.501166	10.298127	8.39%	0
2011*	10.000000	9.501166	-4.99%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.853968	13.057529	10.15%	0
2013*	10.000000	11.853968	18.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.137444	13.682729	4.15%	0
2013	10.742106	13.137444	22.30%	0
2012	9.358163	10.742106	14.79%	0
2011*	10.000000	9.358163	-6.42%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.878928	-1.21%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.269069	2.69%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.869610	12.143057	2.30%	0
2013*	10.000000	11.869610	18.70%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.602466	11.723616	1.04%	0
2013*	10.000000	11.602466	16.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.815306	15.357689	3.66%	0
2013	11.534853	14.815306	28.44%	0
2012	10.010994	11.534853	15.22%	0
2011	10.779097	10.010994	-7.13%	0
2010*	10.000000	10.779097	7.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.885223	13.331449	3.46%	0
2013	11.328662	12.885223	13.74%	0
2012	10.282854	11.328662	10.17%	0
2011	10.506944	10.282854	-2.13%	0
2010*	10.000000	10.506944	5.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.800200	14.332872	3.86%	0
2013	11.473810	13.800200	20.28%	0
2012	10.177998	11.473810	12.73%	0
2011	10.626269	10.177998	-4.22%	0
2010*	10.000000	10.626269	6.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.526147	11.815431	2.51%	0
2013	11.072900	11.526147	4.09%	0
2012	10.383759	11.072900	6.64%	0
2011	10.321701	10.383759	0.60%	0
2010*	10.000000	10.321701	3.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.288503	10.436873	1.44%	0
2013*	10.000000	10.288503	2.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.360577	10.381856	0.21%	0
2013*	10.000000	10.360577	3.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	13.327762	13.825367	3.73%	0
2013	11.404696	13.327762	16.86%	0
2012	10.231278	11.404696	11.47%	0
2011	10.559946	10.231278	-3.11%	0
2010*	10.000000	10.559946	5.60%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	14.168948	14.696791	3.73%	0
2013	11.493080	14.168948	23.28%	0
2012	10.111182	11.493080	13.67%	0
2011	10.692033	10.111182	-5.43%	0
2010*	10.000000	10.692033	6.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.446401	12.850855	3.25%	0
2013	11.279168	12.446401	10.35%	0
2012	10.332555	11.279168	9.16%	0
2011	10.443963	10.332555	-1.07%	0
2010*	10.000000	10.443963	4.44%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.630800	11.060550	4.04%	0
2013	10.940683	10.630800	-2.83%	0
2012	10.296247	10.940683	6.26%	0
2011*	10.000000	10.296247	2.96%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.690880	-3.09%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.777349	-2.23%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.275196	2.75%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.201133	2.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.389325	3.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.292154	2.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.369255	3.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.195970	1.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.267706	10.435703	1.64%	0
2013*	10.000000	10.267706	2.68%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.332593	10.427642	0.92%	0
2013*	10.000000	10.332593	3.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.356629	3.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.360005	3.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.287307	2.87%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.679590	9.602149	-0.80%	0
2013	9.757644	9.679590	-0.80%	0
2012	9.836551	9.757644	-0.80%	0
2011	9.915660	9.836551	-0.80%	0
2010	9.995600	9.915660	-0.80%	0
2009*	10.000000	9.995600	-0.04%	461
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.611787	9.905203	3.05%	0
2013*	10.000000	9.611787	-3.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.808601	13.512954	-2.14%	0
2013	11.496767	13.808601	20.11%	0
2012	10.032624	11.496767	14.59%	0
2011	11.190237	10.032624	-10.34%	0
2010*	10.000000	11.190237	11.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.041335	-9.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.942127	17.419499	9.27%	0
2013	11.956130	15.942127	33.34%	0
2012	10.377798	11.956130	15.21%	0
2011	10.810780	10.377798	-4.01%	0
2010*	10.000000	10.810780	8.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	15.000685	16.404954	9.36%	0
2013	11.198957	15.000685	33.95%	0
2012	9.600587	11.198957	16.65%	0
2011	10.305714	9.600587	-6.84%	0
2010*	10.000000	10.305714	3.06%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.704439	17.187217	2.89%	0
2013	12.148953	16.704439	37.50%	0
2012	10.682721	12.148953	13.73%	0
2011	11.270329	10.682721	-5.21%	0
2010*	10.000000	11.270329	12.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	16.289548	18.909500	16.08%	0
2013	12.102894	16.289548	34.59%	0
2012	10.486612	12.102894	15.41%	0
2011	10.822223	10.486612	-3.10%	0
2010*	10.000000	10.822223	8.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.079729	10.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.784042	7.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.462744	4.63%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.929635	9.30%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.352187	11.931244	27.58%	0
2013*	10.000000	9.352187	-6.48%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.187075	10.155493	-0.31%	0
2013	10.258394	10.187075	-0.70%	0
2012	9.989330	10.258394	2.69%	0
2011*	10.000000	9.989330	-0.11%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.140626	10.029750	-1.09%	0
2013*	10.000000	10.140626	1.41%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.697775	9.755076	0.59%	0
2013*	10.000000	9.697775	-3.02%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.954896	10.619823	6.68%	0
2013	9.656874	9.954896	3.09%	0
2012*	10.000000	9.656874	-3.43%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.630625	10.432107	-1.87%	0
2013	10.244842	10.630625	3.77%	0
2012*	10.000000	10.244842	2.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.468270	11.610430	1.24%	0
2013*	10.000000	11.468270	14.68%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.820779	10.783044	-0.35%	0
2013	10.896130	10.820779	-0.69%	0
2012	9.567542	10.896130	13.89%	0
2011*	10.000000	9.567542	-4.32%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.949436	8.032038	-19.27%	0
2013	11.760215	9.949436	-15.40%	0
2012	11.277442	11.760215	4.28%	0
2011	12.295787	11.277442	-8.28%	0
2010*	10.000000	12.295787	22.96%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	12.072118	12.143752	0.59%	0
2013	13.091305	12.072118	-7.79%	0
2012	11.206149	13.091305	16.82%	0
2011	10.635737	11.206149	5.36%	0
2010*	10.000000	10.635737	6.36%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.372152	11.315129	-0.50%	0
2013	12.269605	11.372152	-7.31%	0
2012	11.753803	12.269605	4.39%	0
2011	10.928561	11.753803	7.55%	0
2010*	10.000000	10.928561	9.29%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.196058	11.346225	1.34%	0
2013	12.343751	11.196058	-9.30%	0
2012	11.644422	12.343751	6.01%	0
2011	10.923638	11.644422	6.60%	0
2010*	10.000000	10.923638	9.24%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.918523	13.229459	2.41%	0
2013	12.328639	12.918523	4.78%	0
2012	10.883434	12.328639	13.28%	0
2011	10.627302	10.883434	2.41%	0
2010*	10.000000	10.627302	6.27%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.233941	10.228032	-0.06%	0
2013	10.340494	10.233941	-1.03%	0
2012	9.857290	10.340494	4.90%	0
2011*	10.000000	9.857290	-1.43%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.593801	10.947014	3.33%	0
2013	10.903084	10.593801	-2.84%	0
2012	10.037599	10.903084	8.62%	0
2011*	10.000000	10.037599	0.38%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.939373	10.150068	2.12%	0
2013*	10.000000	9.939373	-0.61%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	9.153975	7.918512	-13.50%	0
2013	9.434479	9.153975	-2.97%	0
2012	8.517641	9.434479	10.76%	0
2011	11.240739	8.517641	-24.23%	0
2010*	10.000000	11.240739	12.41%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	13.434400	13.287467	-1.09%	0
2013	12.112762	13.434400	10.91%	0
2012	10.554154	12.112762	14.77%	0
2011	10.859588	10.554154	-2.81%	0
2010*	10.000000	10.859588	8.60%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.758034	13.967207	1.52%	0
2013	12.606079	13.758034	9.14%	0
2012	11.135144	12.606079	13.21%	0
2011	10.924896	11.135144	1.92%	0
2010*	10.000000	10.924896	9.25%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.556505	10.307822	-2.36%	0
2013	9.255858	10.556505	14.05%	0
2012	8.080098	9.255858	14.55%	0
2011	11.157224	8.080098	-27.58%	0
2010*	10.000000	11.157224	11.57%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	13.115439	14.360531	9.49%	0
2013	9.906821	13.115439	32.39%	0
2012	7.486145	9.906821	32.34%	0
2011*	10.000000	7.486145	-25.14%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.792759	9.878262	0.87%	0
2013	8.335333	9.792759	17.48%	0
2012	7.745420	8.335333	7.62%	0
2011*	10.000000	7.745420	-22.55%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.906728	4.173939	-14.93%	0
2013	6.734331	4.906728	-27.14%	0
2012	8.139580	6.734331	-17.26%	0
2011	9.005212	8.139580	-9.61%	0
2010*	10.000000	9.005212	-9.95%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.884444	28.162783	28.69%	0
2013	13.098897	21.884444	67.07%	0
2012	9.384605	13.098897	39.58%	0
2011*	10.000000	9.384605	-6.15%	0
ProFunds - ProFund VP Bull - Q/NQ
2014	15.011560	16.599263	10.58%	0
2013	11.662352	15.011560	28.72%	0
2012	10.322876	11.662352	12.98%	0
2011	10.405866	10.322876	-0.80%	0
2010*	10.000000	10.405866	4.06%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.900448	15.199506	9.35%	0
2013	10.908785	13.900448	27.42%	0
2012	9.919698	10.908785	9.97%	0
2011*	10.000000	9.919698	-0.80%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	16.249548	18.128217	11.56%	0
2013	11.711374	16.249548	38.75%	0
2012	9.669115	11.711374	21.12%	0
2011*	10.000000	9.669115	-3.31%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.637788	8.275633	-4.19%	0
2013	9.305063	8.637788	-7.17%	0
2012	8.801951	9.305063	5.72%	0
2011	11.050127	8.801951	-20.35%	0
2010*	10.000000	11.050127	10.50%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	13.412958	12.155117	-9.38%	0
2013	11.116060	13.412958	20.66%	0
2012	9.610892	11.116060	15.66%	0
2011	10.633030	9.610892	-9.61%	0
2010*	10.000000	10.633030	6.33%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Financials - Q/NQ
2014	13.459895	15.076894	12.01%	0
2013	10.273084	13.459895	31.02%	0
2012	8.302735	10.273084	23.73%	0
2011*	10.000000	8.302735	-16.97%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.555928	19.088529	22.71%	0
2013	11.220419	15.555928	38.64%	0
2012	9.634206	11.220419	16.46%	0
2011*	10.000000	9.634206	-3.66%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.796602	14.449598	4.73%	0
2013	10.064430	13.796602	37.08%	0
2012	8.761436	10.064430	14.87%	0
2011*	10.000000	8.761436	-12.39%	0
ProFunds - ProFund VP International - Q/NQ
2014	12.625182	11.508741	-8.84%	0
2013	10.650805	12.625182	18.54%	0
2012	9.261242	10.650805	15.00%	0
2011	10.898547	9.261242	-15.02%	0
2010*	10.000000	10.898547	8.99%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	15.173643	15.221112	0.31%	0
2013	10.082388	15.173643	50.50%	0
2012	8.486544	10.082388	18.80%	0
2011*	10.000000	8.486544	-15.13%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.978709	13.290239	2.40%	0
2013	8.826022	12.978709	47.05%	0
2012	7.236541	8.826022	21.96%	0
2011	8.955009	7.236541	-19.19%	0
2010*	10.000000	8.955009	-10.45%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.711881	19.397408	16.07%	0
2013	12.546462	16.711881	33.20%	0
2012	10.881598	12.546462	15.30%	0
2011	10.811870	10.881598	0.64%	0
2010*	10.000000	10.811870	8.12%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	14.154582	12.515473	-11.58%	0
2013	11.500430	14.154582	23.08%	0
2012	11.266949	11.500430	2.07%	0
2011	11.108115	11.266949	1.43%	0
2010*	10.000000	11.108115	11.08%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	15.111024	17.892190	18.40%	0
2013	11.572790	15.111024	30.57%	0
2012	10.429868	11.572790	10.96%	0
2011*	10.000000	10.429868	4.30%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.336896	3.275446	-24.47%	0
2013	7.045223	4.336896	-38.44%	0
2012	8.311169	7.045223	-15.23%	0
2011*	10.000000	8.311169	-16.89%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.740956	13.320564	24.02%	0
2013	10.817554	10.740956	-0.71%	0
2012	9.306754	10.817554	16.23%	0
2011*	10.000000	9.306754	-6.93%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.843071	4.042418	-30.82%	0
2013	5.056991	5.843071	15.54%	0
2012	5.477716	5.056991	-7.68%	0
2011	8.835026	5.477716	-38.00%	0
2010*	10.000000	8.835026	-11.65%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	11.128387	14.851170	33.45%	0
2013	8.404618	11.128387	32.41%	0
2012	8.841085	8.404618	-4.94%	0
2011*	10.000000	8.841085	-11.59%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.836896	7.546457	-3.71%	0
2013	7.918363	7.836896	-1.03%	0
2012	9.179803	7.918363	-13.74%	0
2011	8.362242	9.179803	9.78%	0
2010*	10.000000	8.362242	-16.38%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.369637	5.475803	1.98%	0
2013	6.852515	5.369637	-21.64%	0
2012	8.651678	6.852515	-20.80%	0
2011	8.566934	8.651678	0.99%	0
2010*	10.000000	8.566934	-14.33%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.360413	3.487155	-20.03%	0
2013	6.226371	4.360413	-29.97%	0
2012	7.729489	6.226371	-19.45%	0
2011	8.703475	7.729489	-11.19%	0
2010*	10.000000	8.703475	-12.97%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2014	12.647985	14.819656	17.17%	0
2013	10.184330	12.647985	24.19%	0
2012	9.307293	10.184330	9.42%	0
2011*	10.000000	9.307293	-6.93%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	12.272139	12.242865	-0.24%	0
2013	11.038819	12.272139	11.17%	0
2012	9.550500	11.038819	15.58%	0
2011*	10.000000	9.550500	-4.50%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	12.094771	16.364465	35.30%	0
2013	15.072973	12.094771	-19.76%	0
2012	15.048399	15.072973	0.16%	0
2011	10.570204	15.048399	42.37%	0
2010*	10.000000	10.570204	5.70%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	26.380744	35.548604	34.75%	0
2013	14.853103	26.380744	77.61%	0
2012	11.194637	14.853103	32.68%	0
2011	11.421136	11.194637	-1.98%	0
2010*	10.000000	11.421136	14.21%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.872184	1.193191	-36.27%	0
2013	3.674248	1.872184	-49.05%	0
2012	5.717965	3.674248	-35.74%	0
2011	7.406503	5.717965	-22.80%	0
2010*	10.000000	7.406503	-25.93%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	12.118490	15.133216	24.88%	0
2013	10.780914	12.118490	12.41%	0
2012	10.852668	10.780914	-0.66%	0
2011*	10.000000	10.852668	8.53%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	6.364987	6.529927	2.59%	0
2013	4.966825	6.364987	28.15%	0
2012	4.030814	4.966825	23.22%	0
2011	5.224752	4.030814	-22.85%	0
2010	4.659361	5.224752	12.13%	0
2009	4.863968	4.659361	-4.21%	0
2008	8.333742	4.863968	-41.64%	31

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	10.657446	10.380252	-2.60%	0
2013	10.610829	10.657446	0.44%	0
2012	9.660631	10.610829	9.84%	0
2011	11.657148	9.660631	-17.13%	0
2010	9.276689	11.657148	25.66%	0
2009	6.015415	9.276689	54.22%	20
2008	11.105932	6.015415	-45.84%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	27.276130	35.904401	31.63%	0
2013	17.831130	27.276130	52.97%	0
2012	13.218850	17.831130	34.89%	0
2011	12.049194	13.218850	9.71%	0
2010	10.972118	12.049194	9.82%	0
2009	9.346488	10.972118	17.39%	1
2008	10.679563	9.346488	-12.48%	21
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	6.211592	4.066211	-34.54%	0
2013	6.469449	6.211592	-3.99%	0
2012	6.614857	6.469449	-2.20%	0
2011	7.142682	6.614857	-7.39%	0
2010	6.665105	7.142682	7.17%	0
2009	6.022518	6.665105	10.67%	7,818
2008	11.909891	6.022518	-49.43%	8,018
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	17.490856	19.541743	11.73%	0
2013	13.747893	17.490856	27.23%	0
2012	12.709213	13.747893	8.17%	0
2011	11.261571	12.709213	12.85%	0
2010	9.679548	11.261571	16.34%	0
2009	8.191557	9.679548	18.16%	13
2008	10.778823	8.191557	-24.00%	20
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	12.447100	14.422272	15.87%	0
2013	7.712063	12.447100	61.40%	0
2012	6.636547	7.712063	16.21%	0
2011	6.132599	6.636547	8.22%	0
2010	4.962091	6.132599	23.59%	0
2009	3.654642	4.962091	35.78%	0
2008	9.623014	3.654642	-62.02%	4

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	9.222478	11.320373	22.75%	0
2013	6.883855	9.222478	33.97%	0
2012	6.867277	6.883855	0.24%	0
2011	8.289223	6.867277	-17.15%	0
2010	7.627300	8.289223	8.68%	0
2009	4.474192	7.627300	70.47%	15
2008	9.040676	4.474192	-50.51%	5
Rydex Variable Trust - Energy Fund - Q/NQ
2014	11.443972	9.238112	-19.28%	0
2013	9.343521	11.443972	22.48%	0
2012	9.198051	9.343521	1.58%	0
2011	9.847983	9.198051	-6.60%	0
2010	8.338606	9.847983	18.10%	0
2009	6.069217	8.338606	37.39%	8
2008	11.337376	6.069217	-46.47%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	10.044518	7.040678	-29.91%	0
2013	8.173040	10.044518	22.90%	0
2012	8.205954	8.173040	-0.40%	0
2011	9.119463	8.205954	-10.02%	0
2010	7.293250	9.119463	25.04%	0
2009	4.526601	7.293250	61.12%	15
2008	10.762873	4.526601	-57.94%	3
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	6.919798	6.006972	-13.19%	0
2013	5.630323	6.919798	22.90%	0
2012	4.665362	5.630323	20.68%	0
2011	5.541729	4.665362	-15.81%	0
2010	6.261066	5.541729	-11.49%	0
2009	4.652800	6.261066	34.57%	10
2008	10.390800	4.652800	-55.22%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	8.041014	8.980085	11.68%	0
2013	6.354782	8.041014	26.53%	0
2012	5.221673	6.354782	21.70%	0
2011	6.187050	5.221673	-15.60%	0
2010	5.453583	6.187050	13.45%	0
2009	4.593460	5.453583	18.72%	16
2008	8.912429	4.593460	-48.46%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	13.595708	18.161564	33.58%	0
2013	16.765526	13.595708	-18.91%	0
2012	16.407976	16.765526	2.18%	0
2011	11.690335	16.407976	40.36%	0
2010	10.703290	11.690335	9.22%	0
2009	15.760903	10.703290	-32.09%	11,334
2008	10.970491	15.760903	43.67%	8,016
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	16.851824	20.832521	23.62%	0
2013	11.978874	16.851824	40.68%	0
2012	10.306623	11.978874	16.23%	0
2011	9.924340	10.306623	3.85%	0
2010	9.370121	9.924340	5.91%	0
2009	7.577936	9.370121	23.65%	8
2008	10.166271	7.577936	-25.46%	22
Rydex Variable Trust - Internet Fund - Q/NQ
2014	17.218133	17.414591	1.14%	0
2013	11.477223	17.218133	50.02%	0
2012	9.696087	11.477223	18.37%	0
2011	11.097275	9.696087	-12.63%	0
2010	9.262625	11.097275	19.81%	0
2009	5.629829	9.262625	64.53%	26
2008	10.295339	5.629829	-45.32%	2
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.888500	1.465620	-22.39%	0
2013	3.392703	1.888500	-44.34%	0
2012	4.410570	3.392703	-23.08%	0
2011	6.096721	4.410570	-27.66%	0
2010	8.816459	6.096721	-30.85%	0
2009	16.057390	8.816459	-45.09%	0
2008	10.063942	16.057390	59.55%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.770368	3.553324	-25.51%	0
2013	4.172151	4.770368	14.34%	0
2012	4.483578	4.172151	-6.95%	0
2011	6.497372	4.483578	-30.99%	0
2010	7.511929	6.497372	-13.51%	0
2009	6.341504	7.511929	18.46%	0
2008	9.159861	6.341504	-30.77%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	3.430498	3.009687	-12.27%	0
2013	4.774533	3.430498	-28.15%	0
2012	5.895585	4.774533	-19.02%	0
2011	6.413441	5.895585	-8.07%	0
2010	8.653671	6.413441	-25.89%	0
2009	13.478426	8.653671	-35.80%	0
2008	10.107932	13.478426	33.35%	4
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	3.242642	2.617430	-19.28%	0
2013	4.607283	3.242642	-29.62%	0
2012	5.708961	4.607283	-19.30%	0
2011	6.399752	5.708961	-10.79%	0
2010	8.194056	6.399752	-21.90%	0
2009	13.784983	8.194056	-40.56%	0
2008	9.387740	13.784983	46.84%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	3.061868	2.768623	-9.58%	0
2013	4.463478	3.061868	-31.40%	0
2012	5.497613	4.463478	-18.81%	0
2011	5.998584	5.497613	-8.35%	0
2010	8.355132	5.998584	-28.20%	0
2009	12.544273	8.355132	-33.39%	0
2008	10.141257	12.544273	23.70%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	4.459783	3.784626	-15.14%	0
2013	6.118049	4.459783	-27.10%	0
2012	7.428949	6.118049	-17.65%	0
2011	8.233347	7.428949	-9.77%	0
2010	9.994739	8.233347	-17.62%	0
2009	13.906633	9.994739	-28.13%	0
2008	10.067543	13.906633	38.13%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	11.043828	9.267266	-16.09%	0
2013	7.136504	11.043828	54.75%	0
2012	5.989948	7.136504	19.14%	0
2011	8.497939	5.989948	-29.51%	0
2010	7.402351	8.497939	14.80%	0
2009	6.033623	7.402351	22.69%	3
2008	9.074710	6.033623	-33.51%	3

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	15.261027	16.272354	6.63%	0
2013	10.802606	15.261027	41.27%	0
2012	8.976148	10.802606	20.35%	0
2011	8.831874	8.976148	1.63%	0
2010	6.830433	8.831874	29.30%	0
2009	5.036052	6.830433	35.63%	13
2008	9.972592	5.036052	-49.50%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	14.970893	16.623585	11.04%	0
2013	10.045385	14.970893	49.03%	0
2012	8.144985	10.045385	23.33%	0
2011	8.885098	8.144985	-8.33%	0
2010	6.511522	8.885098	36.45%	0
2009	4.307262	6.511522	51.18%	0
2008	9.613869	4.307262	-55.20%	4
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	20.397624	27.635220	35.48%	0
2013	11.409657	20.397624	78.78%	0
2012	8.575557	11.409657	33.05%	0
2011	8.703400	8.575557	-1.47%	0
2010	6.408721	8.703400	35.81%	0
2009	2.966118	6.408721	116.06%	8
2008	10.912229	2.966118	-72.82%	10
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	16.990800	19.795392	16.51%	0
2013	12.723099	16.990800	33.54%	0
2012	10.983871	12.723099	15.83%	0
2011	10.837248	10.983871	1.35%	0
2010	9.220278	10.837248	17.54%	0
2009	6.114849	9.220278	50.79%	131
2008	10.612108	6.114849	-42.38%	1
Rydex Variable Trust - Nova Fund - Q/NQ
2014	12.401595	14.589032	17.64%	0
2013	8.390861	12.401595	47.80%	0
2012	6.919421	8.390861	21.27%	0
2011	7.057477	6.919421	-1.96%	0
2010	5.930337	7.057477	19.01%	0
2009	4.411701	5.930337	34.42%	34,911
2008	9.768966	4.411701	-54.84%	40,663

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	5.495423	4.505802	-18.01%	0
2013	10.278331	5.495423	-46.53%	0
2012	10.804153	10.278331	-4.87%	0
2011	14.360140	10.804153	-24.76%	0
2010	10.483948	14.360140	36.97%	0
2009	7.081528	10.483948	48.05%	15
2008	11.619915	7.081528	-39.06%	14
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	10.289045	12.350996	20.04%	0
2013	9.978425	10.289045	3.11%	0
2012	8.499850	9.978425	17.40%	0
2011	8.378535	8.499850	1.45%	0
2010	6.764183	8.378535	23.87%	0
2009	5.443404	6.764183	24.26%	88
2008	9.402754	5.443404	-42.11%	57
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	17.118122	18.451057	7.79%	0
2013	12.707245	17.118122	34.71%	0
2012	10.970101	12.707245	15.84%	0
2011	10.501961	10.970101	4.46%	0
2010	8.459898	10.501961	24.14%	0
2009	5.913096	8.459898	43.07%	9
2008	8.889818	5.913096	-33.48%	21
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	13.832126	14.309837	3.45%	0
2013	8.793809	13.832126	57.29%	0
2012	7.260213	8.793809	21.12%	0
2011	8.334159	7.260213	-12.89%	0
2010	6.094704	8.334159	36.74%	0
2009	4.608626	6.094704	32.25%	65
2008	9.552745	4.608626	-51.76%	4
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	11.377072	14.068553	23.66%	0
2013	6.797857	11.377072	67.36%	0
2012	5.296322	6.797857	28.35%	0
2011	5.558400	5.296322	-4.71%	0
2010	4.465880	5.558400	24.46%	0
2009	3.075581	4.465880	45.20%	0
2008	9.684220	3.075581	-68.24%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	16.936793	18.888030	11.52%	0
2013	12.081462	16.936793	40.19%	0
2012	10.748480	12.081462	12.40%	0
2011	10.954203	10.748480	-1.88%	0
2010	8.831762	10.954203	24.03%	0
2009	6.046679	8.831762	46.06%	36
2008	10.129700	6.046679	-40.31%	72
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	14.171462	15.596521	10.06%	0
2013	9.834377	14.171462	44.10%	0
2012	8.110932	9.834377	21.25%	0
2011	8.443732	8.110932	-3.94%	0
2010	7.074505	8.443732	19.35%	0
2009	4.714893	7.074505	50.05%	18
2008	9.256888	4.714893	-49.07%	69
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	19.930758	19.464385	-2.34%	0
2013	14.987975	19.930758	32.98%	0
2012	13.019111	14.987975	15.12%	0
2011	13.210780	13.019111	-1.45%	0
2010	10.044775	13.210780	31.52%	0
2009	6.457062	10.044775	55.56%	53
2008	10.193850	6.457062	-36.66%	49
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	13.769425	14.577669	5.87%	0
2013	10.220936	13.769425	34.72%	0
2012	8.807387	10.220936	16.05%	0
2011	9.562013	8.807387	-7.89%	0
2010	8.023875	9.562013	19.17%	0
2009	5.209933	8.023875	54.01%	18
2008	9.317019	5.209933	-44.08%	42
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	16.442584	16.310991	-0.80%	0
2013	11.729990	16.442584	40.18%	0
2012	10.690720	11.729990	9.72%	0
2011	10.410791	10.690720	2.69%	0
2010	8.369006	10.410791	24.40%	0
2009	6.297277	8.369006	32.90%	21
2008	9.665093	6.297277	-34.85%	81

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	14.281896	14.353620	0.50%	0
2013	10.080024	14.281896	41.69%	0
2012	8.441228	10.080024	19.41%	0
2011	9.396537	8.441228	-10.17%	0
2010	7.571827	9.396537	24.10%	0
2009	4.703866	7.571827	60.97%	29
2008	8.392322	4.703866	-43.95%	82
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	6.433701	7.845784	21.95%	0
2013	6.684020	6.433701	-3.75%	0
2012	7.189599	6.684020	-7.03%	0
2011	7.570006	7.189599	-5.03%	0
2010	7.991120	7.570006	-5.27%	0
2009	9.571541	7.991120	-16.51%	0
2008	9.140223	9.571541	4.72%	7
Rydex Variable Trust - Technology Fund - Q/NQ
2014	12.481363	13.651284	9.37%	0
2013	9.292920	12.481363	34.31%	0
2012	8.365489	9.292920	11.09%	0
2011	9.287225	8.365489	-9.92%	0
2010	8.356513	9.287225	11.14%	0
2009	5.413712	8.356513	54.36%	11
2008	9.997318	5.413712	-45.85%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	7.693331	7.831402	1.79%	0
2013	6.602360	7.693331	16.52%	0
2012	6.347264	6.602360	4.02%	0
2011	7.474886	6.347264	-15.09%	0
2010	6.580295	7.474886	13.59%	0
2009	5.154770	6.580295	27.65%	0
2008	9.506262	5.154770	-45.78%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	14.064578	17.133274	21.82%	0
2013	9.411862	14.064578	49.43%	0
2012	8.069060	9.411862	16.64%	0
2011	9.151554	8.069060	-11.83%	0
2010	7.431793	9.151554	23.14%	0
2009	6.382088	7.431793	16.45%	0
2008	8.607884	6.382088	-25.86%	29

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	11.703187	14.267362	21.91%	0
2013	10.382725	11.703187	12.72%	0
2012	10.350957	10.382725	0.31%	0
2011	8.972759	10.350957	15.36%	0
2010	8.462736	8.972759	6.03%	0
2009	7.496721	8.462736	12.89%	0
2008	10.730821	7.496721	-30.14%	27
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	8.769385	6.792802	-22.54%	0
2013	9.096185	8.769385	-3.59%	0
2012	9.098621	9.096185	-0.03%	0
2011	9.522607	9.098621	-4.45%	0
2010	10.169693	9.522607	-6.36%	0
2009	9.616410	10.169693	5.75%	0
2008	11.045710	9.616410	-12.94%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.061165	10.117862	0.56%	0
2013*	10.000000	10.061165	0.61%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.954813	11.181284	2.07%	0
2013	12.102911	10.954813	-9.49%	0
2012	10.350498	12.102911	16.93%	0
2011*	10.000000	10.350498	3.50%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.647083	6.47%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.922508	12.335931	12.94%	0
2013	10.728016	10.922508	1.81%	0
2012	8.322577	10.728016	28.90%	0
2011*	10.000000	8.322577	-16.77%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.549156	11.685455	1.18%	0
2013	10.057875	11.549156	14.83%	0
2012	8.917758	10.057875	12.78%	0
2011*	10.000000	8.917758	-10.82%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.681305	6.966670	-19.75%	0
2013	7.917303	8.681305	9.65%	0
2012	7.719890	7.917303	2.56%	0
2011*	10.000000	7.719890	-22.80%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	10.098606	9.911000	-1.86%	0
2013	9.690698	10.098606	4.21%	0
2012	9.640655	9.690698	0.52%	0
2011*	10.000000	9.640655	-3.59%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.807300	12.539244	6.20%	0
2013	10.241863	11.807300	15.28%	0
2012	9.111195	10.241863	12.41%	0
2011*	10.000000	9.111195	-8.89%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.375475	11.512650	10.96%	0
2013*	10.000000	10.375475	3.75%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.310134	10.559814	2.42%	1,612
2013	11.361937	10.310134	-9.26%	1,726
2012	10.671402	11.361937	6.47%	2,188
2011*	10.000000	10.671402	6.71%	2,046
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	16.285982	18.166540	11.55%	1,563
2013	12.093518	16.285982	34.67%	1,732
2012	10.630169	12.093518	13.77%	2,106
2011	10.397740	10.630169	2.24%	2,066
2010*	10.000000	10.397740	3.98%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	15.534944	17.417603	12.12%	1,290
2013	11.894411	15.534944	30.61%	1,290
2012	10.470473	11.894411	13.60%	0
2011	10.453992	10.470473	0.16%	0
2010*	10.000000	10.453992	4.54%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.521912	11.639089	1.02%	0
2013*	10.000000	11.521912	15.22%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.588113	12.722295	1.07%	0
2013	11.096378	12.588113	13.44%	0
2012	10.177379	11.096378	9.03%	0
2011	10.652203	10.177379	-4.46%	0
2010*	10.000000	10.652203	6.52%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.885202	7.310994	-17.72%	0
2013	9.987182	8.885202	-11.03%	0
2012	10.288566	9.987182	-2.93%	0
2011	11.879510	10.288566	-13.39%	0
2010*	10.000000	11.879510	18.80%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.201898	-7.98%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.382492	13.82%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.845117	10.741561	-0.95%	0
2013	10.522765	10.845117	3.06%	0
2012*	10.000000	10.522765	5.23%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.922696	9.23%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.611267	12.150193	4.64%	0
2013	10.153358	11.611267	14.36%	0
2012	9.124225	10.153358	11.28%	0
2011*	10.000000	9.124225	-8.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	14.316968	14.599574	1.97%	0
2013	11.666498	14.316968	22.72%	0
2012	10.202422	11.666498	14.35%	0
2011	10.450851	10.202422	-2.38%	0
2010*	10.000000	10.450851	4.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.584762	10.979214	3.73%	0
2013*	10.000000	10.584762	5.85%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.462063	12.013388	4.81%	0
2013*	10.000000	11.462063	14.62%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.272454	10.586980	3.06%	0
2013*	10.000000	10.272454	2.72%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.903595	12.212160	2.59%	0
2013	9.726350	11.903595	22.39%	0
2012	8.627394	9.726350	12.74%	0
2011	9.386453	8.627394	-8.09%	0
2010	8.222409	9.386453	14.16%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.740461	11.966591	1.93%	0
2013	9.971634	11.740461	17.74%	0
2012	8.946503	9.971634	11.46%	0
2011	9.419661	8.946503	-5.02%	0
2010	8.351992	9.419661	12.78%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	11.292945	11.398505	0.93%	0
2013	10.338763	11.292945	9.23%	0
2012	9.412243	10.338763	9.84%	0
2011	9.519147	9.412243	-1.12%	0
2010	8.650383	9.519147	10.04%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	7.182424	7.981915	11.13%	738
2013	7.061158	7.182424	1.72%	1,161
2012	8.020474	7.061158	-11.96%	932
2011	8.852874	8.020474	-9.40%	3,471
2010	9.256044	8.852874	-4.36%	1,103
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	10.087483	10.281260	1.92%	946
2013	8.661799	10.087483	16.46%	1,058
2012	8.365536	8.661799	3.54%	1,193
2011	9.029677	8.365536	-7.36%	1,294
2010	8.189188	9.029677	10.26%	1,413
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.572502	8.895667	3.77%	1,170
2013	8.505378	8.572502	0.79%	1,308
2012	8.391739	8.505378	1.35%	1,472
2011	8.186743	8.391739	2.50%	1,739
2010	7.776203	8.186743	5.28%	1,728
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.193774	10.347779	1.51%	0
2013*	10.000000	10.193774	1.94%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.068093	10.516455	4.45%	0
2013*	10.000000	10.068093	0.68%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.012935	10.494728	4.81%	0
2013*	10.000000	10.012935	0.13%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	14.124684	13.267285	-6.07%	0
2013	11.384603	14.124684	24.07%	0
2012	9.634852	11.384603	18.16%	0
2011	10.471877	9.634852	-7.99%	0
2010*	10.000000	10.471877	4.72%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.872793	9.334971	-5.45%	0
2013*	10.000000	9.872793	-1.27%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	10.048394	9.812606	-2.35%	0
2013*	10.000000	10.048394	0.48%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	11.073531	11.445757	3.36%	0
2013	10.289482	11.073531	7.62%	0
2012	9.497990	10.289482	8.33%	0
2011*	10.000000	9.497990	-5.02%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.849970	13.046561	10.10%	0
2013*	10.000000	11.849970	18.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.119796	13.657463	4.10%	0
2013	10.733081	13.119796	22.24%	0
2012	9.355034	10.733081	14.73%	0
2011*	10.000000	9.355034	-6.45%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.875518	-1.24%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.265610	2.66%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.863868	12.131060	2.25%	0
2013*	10.000000	11.863868	18.64%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.596848	11.712033	0.99%	1,702
2013*	10.000000	11.596848	15.97%	1,702
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.787984	15.321643	3.61%	0
2013	11.519384	14.787984	28.37%	0
2012	10.002615	11.519384	15.16%	0
2011	10.775495	10.002615	-7.17%	0
2010*	10.000000	10.775495	7.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.861447	13.300145	3.41%	3,014
2013	11.313467	12.861447	13.68%	3,014
2012	10.274258	11.313467	10.11%	0
2011	10.503438	10.274258	-2.18%	0
2010*	10.000000	10.503438	5.03%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.774718	14.299208	3.81%	2,884
2013	11.458394	13.774718	20.22%	2,884
2012	10.169466	11.458394	12.67%	0
2011	10.622714	10.169466	-4.27%	2,011
2010*	10.000000	10.622714	6.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.504890	11.787700	2.46%	0
2013	11.058055	11.504890	4.04%	0
2012	10.375071	11.058055	6.58%	0
2011	10.318260	10.375071	0.55%	0
2010*	10.000000	10.318260	3.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.287794	10.430891	1.39%	0
2013*	10.000000	10.287794	2.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.359862	10.375918	0.15%	0
2013*	10.000000	10.359862	3.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	13.303172	13.792904	3.68%	0
2013	11.389393	13.303172	16.80%	0
2012	10.222712	11.389393	11.41%	0
2011	10.556418	10.222712	-3.16%	9,016
2010*	10.000000	10.556418	5.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	14.142808	14.662278	3.67%	0
2013	11.477655	14.142808	23.22%	0
2012	10.102715	11.477655	13.61%	0
2011	10.688457	10.102715	-5.48%	0
2010*	10.000000	10.688457	6.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.423435	12.820681	3.20%	0
2013	11.264026	12.423435	10.29%	0
2012	10.323907	11.264026	9.11%	3,978
2011	10.440468	10.323907	-1.12%	0
2010*	10.000000	10.440468	4.40%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.616526	11.040128	3.99%	104
2013	10.931490	10.616526	-2.88%	0
2012	10.292799	10.931490	6.21%	0
2011*	10.000000	10.292799	2.93%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.687531	-3.12%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.774047	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.271728	2.72%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.197611	1.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.385738	3.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.288587	2.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.365674	3.66%	32,549
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.192447	1.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.266997	10.429727	1.58%	0
2013*	10.000000	10.266997	2.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.331879	10.421674	0.87%	0
2013*	10.000000	10.331879	3.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.353063	3.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.356429	3.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.283755	2.84%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.659819	9.577714	-0.85%	5,107
2013	9.742625	9.659819	-0.85%	4,490
2012	9.826376	9.742625	-0.85%	7,614
2011	9.910376	9.826376	-0.85%	4,309
2010	9.995324	9.910376	-0.85%	1,061
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.608549	9.896868	3.00%	0
2013*	10.000000	9.608549	-3.91%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.783113	13.481208	-2.19%	0
2013	11.481340	13.783113	20.05%	0
2012	10.024219	11.481340	14.54%	0
2011	11.186496	10.024219	-10.39%	0
2010*	10.000000	11.186496	11.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.038206	-9.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.912742	17.378640	9.21%	0
2013	11.940116	15.912742	33.27%	0
2012	10.369124	11.940116	15.15%	0
2011	10.807172	10.369124	-4.05%	0
2010*	10.000000	10.807172	8.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.973005	16.366420	9.31%	0
2013	11.183929	14.973005	33.88%	0
2012	9.592551	11.183929	16.59%	0
2011	10.302269	9.592551	-6.89%	97
2010*	10.000000	10.302269	3.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.673612	17.146849	2.84%	0
2013	12.132643	16.673612	37.43%	0
2012	10.673775	12.132643	13.67%	0
2011	11.266561	10.673775	-5.26%	0
2010*	10.000000	11.266561	12.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	16.259508	18.865116	16.03%	0
2013	12.086668	16.259508	34.52%	0
2012	10.477836	12.086668	15.35%	0
2011	10.818601	10.477836	-3.15%	0
2010*	10.000000	10.818601	8.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.075914	10.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.780312	7.80%	2,051
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.459130	4.59%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.925863	9.26%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.349036	11.921231	27.51%	0
2013*	10.000000	9.349036	-6.51%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.173400	10.136746	-0.36%	0
2013	10.249795	10.173400	-0.75%	166
2012	9.986001	10.249795	2.64%	0
2011*	10.000000	9.986001	-0.14%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.139922	10.023996	-1.14%	0
2013*	10.000000	10.139922	1.40%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.694509	9.746863	0.54%	0
2013*	10.000000	9.694509	-3.05%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.947097	10.606157	6.63%	0
2013	9.654172	9.947097	3.03%	0
2012*	10.000000	9.654172	-3.46%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.622302	10.418678	-1.92%	0
2013	10.241980	10.622302	3.71%	8,451
2012*	10.000000	10.241980	2.42%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.464413	11.600680	1.19%	0
2013*	10.000000	11.464413	14.64%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.806237	10.763126	-0.40%	0
2013	10.886981	10.806237	-0.74%	0
2012	9.564338	10.886981	13.83%	0
2011*	10.000000	9.564338	-4.36%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.931085	8.013181	-19.31%	0
2013	11.744440	9.931085	-15.44%	0
2012	11.268001	11.744440	4.23%	0
2011	12.291681	11.268001	-8.33%	0
2010*	10.000000	12.291681	22.92%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	12.049835	12.115220	0.54%	135
2013	13.073738	12.049835	-7.83%	98
2012	11.196768	13.073738	16.76%	1,755
2011	10.632181	11.196768	5.31%	224
2010*	10.000000	10.632181	6.32%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.351123	11.288506	-0.55%	0
2013	12.253096	11.351123	-7.36%	196
2012	11.743930	12.253096	4.34%	0
2011	10.924865	11.743930	7.50%	324
2010*	10.000000	10.924865	9.25%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.175383	11.319568	1.29%	0
2013	12.327186	11.175383	-9.34%	0
2012	11.634681	12.327186	5.95%	0
2011	10.919984	11.634681	6.54%	227
2010*	10.000000	10.919984	9.20%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.894682	13.198379	2.36%	0
2013	12.312098	12.894682	4.73%	649
2012	10.874331	12.312098	13.22%	0
2011	10.623753	10.874331	2.36%	354
2010*	10.000000	10.623753	6.24%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.220146	10.209103	-0.11%	0
2013	10.331764	10.220146	-1.08%	0
2012	9.853948	10.331764	4.85%	0
2011*	10.000000	9.853948	-1.46%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.579569	10.926799	3.28%	0
2013	10.893925	10.579569	-2.89%	0
2012	10.034250	10.893925	8.57%	0
2011*	10.000000	10.034250	0.34%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.938687	10.144249	2.07%	0
2013*	10.000000	9.938687	-0.61%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	9.137104	7.899930	-13.54%	0
2013	9.421833	9.137104	-3.02%	0
2012	8.510519	9.421833	10.71%	0
2011	11.237000	8.510519	-24.26%	0
2010*	10.000000	11.237000	12.37%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	13.409547	13.256194	-1.14%	0
2013	12.096448	13.409547	10.86%	0
2012	10.545280	12.096448	14.71%	0
2011	10.855914	10.545280	-2.86%	0
2010*	10.000000	10.855914	8.56%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.732693	13.934459	1.47%	0
2013	12.589204	13.732693	9.08%	345
2012	11.125849	12.589204	13.15%	2,273
2011	10.921251	11.125849	1.87%	2,590
2010*	10.000000	10.921251	9.21%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.537028	10.283615	-2.40%	0
2013	9.243441	10.537028	13.99%	0
2012	8.073336	9.243441	14.49%	0
2011	11.153498	8.073336	-27.62%	0
2010*	10.000000	11.153498	11.53%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	13.097826	14.334028	9.44%	0
2013	9.898496	13.097826	32.32%	0
2012	7.483629	9.898496	32.27%	0
2011*	10.000000	7.483629	-25.16%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.779602	9.860022	0.82%	0
2013	8.328325	9.779602	17.43%	0
2012	7.742824	8.328325	7.56%	0
2011*	10.000000	7.742824	-22.57%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.897666	4.164130	-14.98%	0
2013	6.725282	4.897666	-27.18%	0
2012	8.132766	6.725282	-17.31%	0
2011	9.002199	8.132766	-9.66%	0
2010*	10.000000	9.002199	-9.98%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.855128	28.110892	28.62%	4,401
2013	13.087935	21.855128	66.99%	974
2012	9.381475	13.087935	39.51%	0
2011*	10.000000	9.381475	-6.19%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2014	14.983871	16.560300	10.52%	0
2013	11.646711	14.983871	28.65%	0
2012	10.314236	11.646711	12.92%	0
2011	10.402388	10.314236	-0.85%	0
2010*	10.000000	10.402388	4.02%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.881761	15.171423	9.29%	1,437
2013	10.899611	13.881761	27.36%	1,437
2012	9.916375	10.899611	9.92%	0
2011*	10.000000	9.916375	-0.84%	745
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	16.227733	18.094750	11.51%	8,058
2013	11.701548	16.227733	38.68%	2,617
2012	9.665883	11.701548	21.06%	3,028
2011*	10.000000	9.665883	-3.34%	4,958
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.621839	8.256193	-4.24%	0
2013	9.292564	8.621839	-7.22%	0
2012	8.794576	9.292564	5.66%	612
2011	11.046432	8.794576	-20.39%	0
2010*	10.000000	11.046432	10.46%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	13.388216	12.126572	-9.42%	0
2013	11.101145	13.388216	20.60%	0
2012	9.602849	11.101145	15.60%	456
2011	10.629482	9.602849	-9.66%	0
2010*	10.000000	10.629482	6.29%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.441816	15.049053	11.96%	0
2013	10.264456	13.441816	30.95%	0
2012	8.299959	10.264456	23.67%	0
2011*	10.000000	8.299959	-17.00%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.535043	19.053308	22.65%	0
2013	11.211005	15.535043	38.57%	0
2012	9.630987	11.211005	16.41%	0
2011*	10.000000	9.630987	-3.69%	778
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.778098	14.422941	4.68%	0
2013	10.055986	13.778098	37.01%	0
2012	8.758513	10.055986	14.81%	0
2011*	10.000000	8.758513	-12.41%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	12.601870	11.481691	-8.89%	0
2013	10.636509	12.601870	18.48%	0
2012	9.253486	10.636509	14.95%	0
2011	10.894909	9.253486	-15.07%	49
2010*	10.000000	10.894909	8.95%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	15.153280	15.193030	0.26%	0
2013	10.073921	15.153280	50.42%	0
2012	8.483701	10.073921	18.74%	0
2011*	10.000000	8.483701	-15.16%	605
ProFunds - ProFund VP Japan - Q/NQ
2014	12.954757	13.259028	2.35%	0
2013	8.814170	12.954757	46.98%	49
2012	7.230479	8.814170	21.90%	0
2011	8.952009	7.230479	-19.23%	62
2010*	10.000000	8.952009	-10.48%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.681073	19.351881	16.01%	240
2013	12.529642	16.681073	33.13%	71
2012	10.872503	12.529642	15.24%	42
2011	10.808260	10.872503	0.59%	125
2010*	10.000000	10.808260	8.08%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	14.128487	12.486097	-11.62%	0
2013	11.485013	14.128487	23.02%	0
2012	11.257527	11.485013	2.02%	0
2011	11.104407	11.257527	1.38%	0
2010*	10.000000	11.104407	11.04%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	15.090725	17.859153	18.35%	0
2013	11.563062	15.090725	30.51%	0
2012	10.426379	11.563062	10.90%	0
2011*	10.000000	10.426379	4.26%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.331062	3.269380	-24.51%	0
2013	7.039298	4.331062	-38.47%	0
2012	8.308388	7.039298	-15.27%	0
2011*	10.000000	8.308388	-16.92%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.726504	13.295944	23.95%	0
2013	10.808455	10.726504	-0.76%	0
2012	9.303632	10.808455	16.17%	0
2011*	10.000000	9.303632	-6.96%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.832276	4.032919	-30.85%	0
2013	5.050189	5.832276	15.49%	419
2012	5.473125	5.050189	-7.73%	0
2011	8.832070	5.473125	-38.03%	0
2010*	10.000000	8.832070	-11.68%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	11.113447	14.823749	33.39%	0
2013	8.397563	11.113447	32.34%	0
2012	8.838132	8.397563	-4.98%	0
2011*	10.000000	8.838132	-11.62%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.822457	7.528754	-3.75%	0
2013	7.907739	7.822457	-1.08%	1,207
2012	9.172115	7.907739	-13.78%	0
2011	8.359443	9.172115	9.72%	0
2010*	10.000000	8.359443	-16.41%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.359738	5.462957	1.93%	0
2013	6.843323	5.359738	-21.68%	0
2012	8.644443	6.843323	-20.84%	0
2011	8.564068	8.644443	0.94%	0
2010*	10.000000	8.564068	-14.36%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.352359	3.478956	-20.07%	0
2013	6.218012	4.352359	-30.00%	0
2012	7.723020	6.218012	-19.49%	0
2011	8.700565	7.723020	-11.24%	0
2010*	10.000000	8.700565	-12.99%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.631001	14.792299	17.11%	2,459
2013	10.175785	12.631001	24.13%	2,648
2012	9.304182	10.175785	9.37%	3,064
2011*	10.000000	9.304182	-6.96%	5,810
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	12.255668	12.220263	-0.29%	0
2013	11.029556	12.255668	11.12%	0
2012	9.547309	11.029556	15.53%	0
2011*	10.000000	9.547309	-4.53%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	12.072458	16.326033	35.23%	0
2013	15.052752	12.072458	-19.80%	0
2012	15.035811	15.052752	0.11%	103
2011	10.566671	15.035811	42.29%	0
2010*	10.000000	10.566671	5.67%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	26.332119	35.465208	34.68%	0
2013	14.833186	26.332119	77.52%	0
2012	11.185271	14.833186	32.61%	0
2011	11.417325	11.185271	-2.03%	0
2010*	10.000000	11.417325	14.17%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.868714	1.190383	-36.30%	0
2013	3.669295	1.868714	-49.07%	0
2012	5.713176	3.669295	-35.77%	0
2011	7.404020	5.713176	-22.84%	0
2010*	10.000000	7.404020	-25.96%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	12.102205	15.105266	24.81%	768
2013	10.771856	12.102205	12.35%	937
2012	10.849033	10.771856	-0.71%	1,310
2011*	10.000000	10.849033	8.49%	2,162
Rydex Variable Trust - Banking Fund - Q/NQ
2014	6.344434	6.505563	2.54%	0
2013	4.953267	6.344434	28.09%	0
2012	4.021837	4.953267	23.16%	0
2011	5.215738	4.021837	-22.89%	0
2010	4.653662	5.215738	12.08%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	10.623024	10.341510	-2.65%	0
2013	10.581886	10.623024	0.39%	0
2012	9.639139	10.581886	9.78%	0
2011	11.637071	9.639139	-17.17%	0
2010	9.265371	11.637071	25.60%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	27.188066	35.770466	31.57%	0
2013	17.782513	27.188066	52.89%	0
2012	13.189470	17.782513	34.82%	0
2011	12.028455	13.189470	9.65%	0
2010	10.958754	12.028455	9.76%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	6.191527	4.051028	-34.57%	0
2013	6.451799	6.191527	-4.03%	0
2012	6.600148	6.451799	-2.25%	0
2011	7.130385	6.600148	-7.44%	0
2010	6.656984	7.130385	7.11%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	17.434376	19.468829	11.67%	0
2013	13.710401	17.434376	27.16%	0
2012	12.680958	13.710401	8.12%	0
2011	11.242195	12.680958	12.80%	825
2010	9.667755	11.242195	16.29%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	12.406945	14.368496	15.81%	1,003
2013	7.691054	12.406945	61.32%	0
2012	6.621807	7.691054	16.15%	0
2011	6.122045	6.621807	8.16%	0
2010	4.956041	6.122045	23.53%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	9.192653	11.278085	22.69%	0
2013	6.865054	9.192653	33.91%	0
2012	6.851984	6.865054	0.19%	0
2011	8.274934	6.851984	-17.20%	0
2010	7.618000	8.274934	8.62%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	11.406975	9.203595	-19.32%	1,711
2013	9.318012	11.406975	22.42%	1,711
2012	9.177575	9.318012	1.53%	0
2011	9.831014	9.177575	-6.65%	0
2010	8.328444	9.831014	18.04%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	10.012087	7.014395	-29.94%	0
2013	8.150751	10.012087	22.84%	0
2012	8.187716	8.150751	-0.45%	0
2011	9.103776	8.187716	-10.06%	0
2010	7.284371	9.103776	24.98%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	6.897435	5.984535	-13.24%	0
2013	5.614958	6.897435	22.84%	0
2012	4.654968	5.614958	20.62%	655
2011	5.532181	4.654968	-15.86%	0
2010	6.253421	5.532181	-11.53%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	8.014971	8.946495	11.62%	0
2013	6.337396	8.014971	26.47%	0
2012	5.210031	6.337396	21.64%	0
2011	6.176372	5.210031	-15.65%	0
2010	5.446925	6.176372	13.39%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	13.551812	18.093795	33.52%	3,911
2013	16.719809	13.551812	-18.95%	532
2012	16.371502	16.719809	2.13%	1,975
2011	11.670209	16.371502	40.28%	5,832
2010	10.690246	11.670209	9.17%	710
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	16.797349	20.754721	23.56%	675
2013	11.946163	16.797349	40.61%	675
2012	10.283681	11.946163	16.17%	675
2011	9.907245	10.283681	3.80%	675
2010	9.358698	9.907245	5.86%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	17.162511	17.349590	1.09%	0
2013	11.445906	17.162511	49.94%	0
2012	9.674519	11.445906	18.31%	0
2011	11.078163	9.674519	-12.67%	502
2010	9.251335	11.078163	19.75%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.882398	1.460148	-22.43%	0
2013	3.383459	1.882398	-44.36%	0
2012	4.400775	3.383459	-23.12%	0
2011	6.086224	4.400775	-27.69%	0
2010	8.805732	6.086224	-30.88%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.754917	3.540024	-25.55%	0
2013	4.160730	4.754917	14.28%	2,873
2012	4.473579	4.160730	-6.99%	903
2011	6.486159	4.473579	-31.03%	0
2010	7.502760	6.486159	-13.55%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	3.419411	2.998446	-12.31%	0
2013	4.761522	3.419411	-28.19%	0
2012	5.882477	4.761522	-19.06%	0
2011	6.402394	5.882477	-8.12%	0
2010	8.643134	6.402394	-25.93%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	3.232151	2.607643	-19.32%	0
2013	4.594705	3.232151	-29.65%	388
2012	5.696272	4.594705	-19.34%	0
2011	6.388736	5.696272	-10.84%	0
2010	8.184079	6.388736	-21.94%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	3.051980	2.758299	-9.62%	0
2013	4.451309	3.051980	-31.44%	1,916
2012	5.485391	4.451309	-18.85%	0
2011	5.988249	5.485391	-8.40%	0
2010	8.344960	5.988249	-28.24%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	4.445357	3.770478	-15.18%	0
2013	6.101344	4.445357	-27.14%	282
2012	7.412425	6.101344	-17.69%	0
2011	8.219169	7.412425	-9.82%	0
2010	9.982582	8.219169	-17.66%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	11.008151	9.232675	-16.13%	0
2013	7.117039	11.008151	54.67%	57
2012	5.976620	7.117039	19.08%	0
2011	8.483307	5.976620	-29.55%	0
2010	7.393309	8.483307	14.74%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	15.211772	16.211647	6.57%	0
2013	10.773158	15.211772	41.20%	0
2012	8.956202	10.773158	20.29%	0
2011	8.816684	8.956202	1.58%	0
2010	6.822110	8.816684	29.24%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	14.922472	16.561462	10.98%	0
2013	10.017937	14.922472	48.96%	0
2012	8.126847	10.017937	23.27%	0
2011	8.869776	8.126847	-8.38%	0
2010	6.503570	8.869776	36.38%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	20.331778	27.532138	35.41%	538
2013	11.378543	20.331778	78.69%	1,196
2012	8.556489	11.378543	32.98%	0
2011	8.688404	8.556489	-1.52%	2,329
2010	6.400904	8.688404	35.74%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	16.935912	19.721501	16.45%	1,060
2013	12.688388	16.935912	33.48%	6,512
2012	10.959443	12.688388	15.78%	1,079
2011	10.818587	10.959443	1.30%	1,443
2010	9.209038	10.818587	17.48%	1,215
Rydex Variable Trust - Nova Fund - Q/NQ
2014	12.361578	14.534630	17.58%	133
2013	8.367991	12.361578	47.72%	148
2012	6.904045	8.367991	21.20%	165
2011	7.045342	6.904045	-2.01%	173
2010	5.923114	7.045342	18.95%	183
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	5.477653	4.488958	-18.05%	0
2013	10.250277	5.477653	-46.56%	0
2012	10.780108	10.250277	-4.91%	0
2011	14.335398	10.780108	-24.80%	0
2010	10.471155	14.335398	36.90%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	10.255822	12.304920	19.98%	92
2013	9.951218	10.255822	3.06%	103
2012	8.480955	9.951218	17.34%	115
2011	8.364111	8.480955	1.40%	123
2010	6.755926	8.364111	23.80%	133
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	17.062878	18.382252	7.73%	0
2013	12.672612	17.062878	34.64%	0
2012	10.945731	12.672612	15.78%	0
2011	10.483902	10.945731	4.41%	0
2010	8.449603	10.483902	24.08%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	13.787439	14.256422	3.40%	0
2013	8.769815	13.787439	57.21%	0
2012	7.244056	8.769815	21.06%	0
2011	8.319791	7.244056	-12.93%	0
2010	6.087250	8.319791	36.68%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	11.340392	14.016129	23.59%	342
2013	6.779358	11.340392	67.28%	0
2012	5.284573	6.779358	28.29%	1,974
2011	5.548858	5.284573	-4.76%	0
2010	4.460451	5.548858	24.40%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	16.882088	18.817535	11.46%	0
2013	12.048503	16.882088	40.12%	931
2012	10.724579	12.048503	12.34%	0
2011	10.935351	10.724579	-1.93%	2,077
2010	8.820999	10.935351	23.97%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	14.125625	15.538243	10.00%	329
2013	9.807509	14.125625	44.03%	1,206
2012	8.092858	9.807509	21.19%	796
2011	8.429157	8.092858	-3.99%	437
2010	7.065851	8.429157	19.29%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	19.866378	19.391730	-2.39%	289
2013	14.947094	19.866378	32.91%	395
2012	12.990162	14.947094	15.06%	0
2011	13.188043	12.990162	-1.50%	1,803
2010	10.032537	13.188043	31.45%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	13.724932	14.523237	5.82%	41
2013	10.193036	13.724932	34.65%	0
2012	8.787782	10.193036	15.99%	408
2011	9.545531	8.787782	-7.94%	53
2010	8.014074	9.545531	19.11%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	16.389438	16.250077	-0.85%	71
2013	11.697969	16.389438	40.10%	840
2012	10.666924	11.697969	9.67%	0
2011	10.392850	10.666924	2.64%	0
2010	8.358789	10.392850	24.33%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	14.235763	14.300038	0.45%	0
2013	10.052522	14.235763	41.61%	722
2012	8.422449	10.052522	19.35%	282
2011	9.380348	8.422449	-10.21%	0
2010	7.562585	9.380348	24.04%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	6.412903	7.816482	21.89%	2,837
2013	6.665773	6.412903	-3.79%	0
2012	7.173605	6.665773	-7.08%	0
2011	7.556964	7.173605	-5.07%	0
2010	7.981385	7.556964	-5.32%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2014	12.441045	13.600318	9.32%	0
2013	9.267566	12.441045	34.24%	0
2012	8.346889	9.267566	11.03%	0
2011	9.271245	8.346889	-9.97%	0
2010	8.346339	9.271245	11.08%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	7.668474	7.802154	1.74%	0
2013	6.584353	7.668474	16.47%	0
2012	6.333148	6.584353	3.97%	0
2011	7.462011	6.333148	-15.13%	0
2010	6.572279	7.462011	13.54%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	14.019141	17.069325	21.76%	0
2013	9.386179	14.019141	49.36%	0
2012	8.051116	9.386179	16.58%	0
2011	9.135785	8.051116	-11.87%	0
2010	7.422728	9.135785	23.08%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	11.665415	14.214149	21.85%	852
2013	10.354441	11.665415	12.66%	852
2012	10.327984	10.354441	0.26%	852
2011	8.957337	10.327984	15.30%	2,505
2010	8.452441	8.957337	5.97%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	8.741048	6.767451	-22.58%	0
2013	9.071361	8.741048	-3.64%	144
2012	9.078387	9.071361	-0.08%	0
2011	9.506215	9.078387	-4.50%	0
2010	10.157309	9.506215	-6.41%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.060472	10.112060	0.51%	0
2013*	10.000000	10.060472	0.60%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.940108	11.160643	2.02%	0
2013	12.092760	10.940108	-9.53%	0
2012	10.347046	12.092760	16.87%	0
2011*	10.000000	10.347046	3.47%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.643491	6.43%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.907853	12.313176	12.88%	0
2013	10.719020	10.907853	1.76%	0
2012	8.319787	10.719020	28.84%	0
2011*	10.000000	8.319787	-16.80%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.533650	11.663882	1.13%	0
2013	10.049431	11.533650	14.77%	0
2012	8.914770	10.049431	12.73%	0
2011*	10.000000	8.914770	-10.85%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.669630	6.953789	-19.79%	0
2013	7.910649	8.669630	9.59%	0
2012	7.717303	7.910649	2.51%	0
2011*	10.000000	7.717303	-22.83%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	10.085057	9.892713	-1.91%	0
2013	9.682569	10.085057	4.16%	0
2012	9.637435	9.682569	0.47%	0
2011*	10.000000	9.637435	-3.63%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.759720	12.469822	6.04%	0
2013	10.216049	11.759720	15.11%	0
2012	9.102038	10.216049	12.24%	0
2011*	10.000000	9.102038	-8.98%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.373326	11.492838	10.79%	0
2013*	10.000000	10.373326	3.73%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.268609	10.501376	2.27%	0
2013	11.333329	10.268609	-9.39%	0
2012	10.660702	11.333329	6.31%	0
2011*	10.000000	10.660702	6.61%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	16.195914	18.038750	11.38%	0
2013	12.044841	16.195914	34.46%	0
2012	10.603466	12.044841	13.59%	0
2011	10.387306	10.603466	2.08%	0
2010*	10.000000	10.387306	3.87%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	15.449023	17.295065	11.95%	556
2013	11.846548	15.449023	30.41%	1,615
2012	10.444180	11.846548	13.43%	0
2011	10.443507	10.444180	0.01%	0
2010*	10.000000	10.443507	4.44%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.510278	11.609748	0.86%	0
2013*	10.000000	11.510278	15.10%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.518522	12.632806	0.91%	0
2013	11.051756	12.518522	13.27%	0
2012	10.151830	11.051756	8.86%	0
2011	10.641518	10.151830	-4.60%	0
2010*	10.000000	10.641518	6.42%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.836067	7.259554	-17.84%	0
2013	9.947007	8.836067	-11.17%	0
2012	10.262736	9.947007	-3.08%	0
2011	11.867608	10.262736	-13.52%	0
2010*	10.000000	11.867608	18.68%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.192587	-8.07%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.370979	13.71%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.817787	10.698276	-1.10%	0
2013	10.512151	10.817787	2.91%	0
2012*	10.000000	10.512151	5.12%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.911642	9.12%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.564523	12.082972	4.48%	0
2013	10.127801	11.564523	14.19%	0
2012	9.115067	10.127801	11.11%	0
2011*	10.000000	9.115067	-8.85%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	14.237824	14.496906	1.82%	0
2013	11.619564	14.237824	22.53%	0
2012	10.176807	11.619564	14.18%	0
2011	10.440367	10.176807	-2.52%	0
2010*	10.000000	10.440367	4.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.574052	10.951518	3.57%	0
2013*	10.000000	10.574052	5.74%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.450483	11.983095	4.65%	0
2013*	10.000000	11.450483	14.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.270325	10.568786	2.91%	0
2013*	10.000000	10.270325	2.70%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.788459	12.075736	2.44%	4,200
2013	9.646854	11.788459	22.20%	0
2012	8.569879	9.646854	12.57%	0
2011	9.337986	8.569879	-8.23%	0
2010	8.192330	9.337986	13.98%	0
2009	5.935941	8.192330	38.01%	0
2008	10.535771	5.935941	-43.66%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.622487	11.828413	1.77%	1,175
2013	9.886384	11.622487	17.56%	0
2012	8.883486	9.886384	11.29%	0
2011	9.367458	8.883486	-5.17%	0
2010	8.318271	9.367458	12.61%	0
2009	6.187488	8.318271	34.44%	0
2008	10.801330	6.187488	-42.72%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	11.183740	11.271196	0.78%	1,938
2013	10.254300	11.183740	9.06%	0
2012	9.349532	10.254300	9.68%	0
2011	9.470015	9.349532	-1.27%	0
2010	8.618769	9.470015	9.88%	0
2009	7.102042	8.618769	21.36%	0
2008	10.259051	7.102042	-30.77%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	7.127681	7.909102	10.96%	0
2013	7.017964	7.127681	1.56%	0
2012	7.983529	7.017964	-12.09%	0
2011	8.825414	7.983529	-9.54%	0
2010	9.241316	8.825414	-4.50%	0
2009	9.725077	9.241316	-4.97%	0
2008*	10.000000	9.725077	-2.75%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	9.989932	10.166443	1.77%	0
2013	8.591030	9.989932	16.28%	0
2012	8.309789	8.591030	3.38%	0
2011	8.983081	8.309789	-7.50%	0
2010	8.159247	8.983081	10.10%	0
2009	6.474511	8.159247	26.02%	0
2008	11.035323	6.474511	-41.33%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.489605	8.796330	3.61%	0
2013	8.435888	8.489605	0.64%	0
2012	8.335820	8.435888	1.20%	0
2011	8.144478	8.335820	2.35%	0
2010	7.747783	8.144478	5.12%	0
2009	8.091764	7.747783	-4.25%	0
2008	10.056107	8.091764	-19.53%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.183464	10.321680	1.36%	0
2013*	10.000000	10.183464	1.83%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.066006	10.498379	4.30%	0
2013*	10.000000	10.066006	0.66%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.010864	10.476679	4.65%	0
2013*	10.000000	10.010864	0.11%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	14.046578	13.173958	-6.21%	0
2013	11.338791	14.046578	23.88%	0
2012	9.610652	11.338791	17.98%	0
2011	10.461368	9.610652	-8.13%	0
2010*	10.000000	10.461368	4.61%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.862797	9.311401	-5.59%	0
2013*	10.000000	9.862797	-1.37%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	10.038235	9.787838	-2.49%	0
2013*	10.000000	10.038235	0.38%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	11.028910	11.382390	3.21%	0
2013	10.263565	11.028910	7.46%	0
2012	9.488453	10.263565	8.17%	0
2011*	10.000000	9.488453	-5.12%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.837999	13.013665	9.93%	0
2013*	10.000000	11.837999	18.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.066968	13.581891	3.94%	3,696
2013	10.706049	13.066968	22.05%	3,696
2012	9.345636	10.706049	14.56%	0
2011*	10.000000	9.345636	-6.54%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.865283	-1.35%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.255229	2.55%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.846608	12.095096	2.10%	0
2013*	10.000000	11.846608	18.47%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.579982	11.677302	0.84%	0
2013*	10.000000	11.579982	15.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.706215	15.213868	3.45%	0
2013	11.473036	14.706215	28.18%	0
2012	9.977500	11.473036	14.99%	0
2011	10.764692	9.977500	-7.31%	0
2010*	10.000000	10.764692	7.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.790319	13.206571	3.25%	0
2013	11.267940	12.790319	13.51%	0
2012	10.248454	11.267940	9.95%	0
2011	10.492906	10.248454	-2.33%	0
2010*	10.000000	10.492906	4.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.698563	14.198634	3.65%	0
2013	11.412302	13.698563	20.03%	0
2012	10.143931	11.412302	12.50%	0
2011	10.612060	10.143931	-4.41%	0
2010*	10.000000	10.612060	6.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.441276	11.704782	2.30%	0
2013	11.013558	11.441276	3.88%	0
2012	10.349024	11.013558	6.42%	0
2011	10.307903	10.349024	0.40%	0
2010*	10.000000	10.307903	3.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.285659	10.412954	1.24%	0
2013*	10.000000	10.285659	2.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.357714	10.358061	0.00%	0
2013*	10.000000	10.357714	3.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	13.229608	13.695871	3.52%	0
2013	11.343561	13.229608	16.63%	0
2012	10.197032	11.343561	11.24%	0
2011	10.545833	10.197032	-3.31%	0
2010*	10.000000	10.545833	5.46%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	14.064603	14.559145	3.52%	0
2013	11.431473	14.064603	23.03%	0
2012	10.077344	11.431473	13.44%	0
2011	10.677736	10.077344	-5.62%	4,198
2010*	10.000000	10.677736	6.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.354728	12.730499	3.04%	0
2013	11.218708	12.354728	10.13%	0
2012	10.297994	11.218708	8.94%	0
2011	10.430001	10.297994	-1.27%	0
2010*	10.000000	10.430001	4.30%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.573784	10.979041	3.83%	314
2013	10.903980	10.573784	-3.03%	0
2012	10.282483	10.903980	6.04%	0
2011*	10.000000	10.282483	2.82%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.677483	-3.23%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.764165	-2.36%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.261344	2.61%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.187041	1.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.374973	3.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.277936	2.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.354927	3.55%	45,003
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.181886	1.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.264869	10.411787	1.43%	0
2013*	10.000000	10.264869	2.65%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.329737	10.403750	0.72%	0
2013*	10.000000	10.329737	3.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.342330	3.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.345692	3.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.273093	2.73%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.600698	9.504694	-1.00%	9,924
2013	9.697674	9.600698	-1.00%	4,460
2012	9.795897	9.697674	-1.00%	6,594
2011	9.894559	9.795897	-1.00%	11,611
2010	9.994495	9.894559	-1.00%	6,519
2009*	10.000000	9.994495	-0.06%	1,716
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.598822	9.871895	2.84%	344
2013*	10.000000	9.598822	-4.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.706910	13.386376	-2.34%	0
2013	11.435156	13.706910	19.87%	0
2012	9.999055	11.435156	14.36%	0
2011	11.175293	9.999055	-10.53%	0
2010*	10.000000	11.175293	11.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.028829	-9.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.824763	17.256399	9.05%	0
2013	11.892068	15.824763	33.07%	0
2012	10.343079	11.892068	14.98%	0
2011	10.796334	10.343079	-4.20%	0
2010*	10.000000	10.796334	7.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.890223	16.251310	9.14%	0
2013	11.138927	14.890223	33.68%	0
2012	9.568453	11.138927	16.41%	0
2011	10.291933	9.568453	-7.03%	0
2010*	10.000000	10.291933	2.92%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.581394	17.026215	2.68%	0
2013	12.083804	16.581394	37.22%	0
2012	10.646952	12.083804	13.50%	0
2011	11.255253	10.646952	-5.40%	0
2010*	10.000000	11.255253	12.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	16.169602	18.732442	15.85%	0
2013	12.038028	16.169602	34.32%	0
2012	10.451525	12.038028	15.18%	0
2011	10.807760	10.451525	-3.30%	0
2010*	10.000000	10.807760	8.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.064437	10.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.769149	7.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.448292	4.48%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.914541	9.15%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.339566	11.891152	27.32%	0
2013*	10.000000	9.339566	-6.60%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.132422	10.080645	-0.51%	0
2013	10.223981	10.132422	-0.90%	0
2012	9.975994	10.223981	2.49%	0
2011*	10.000000	9.975994	-0.24%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.137823	10.006761	-1.29%	0
2013*	10.000000	10.137823	1.38%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.684716	9.722296	0.39%	0
2013*	10.000000	9.684716	-3.15%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.923709	10.565229	6.46%	0
2013	9.646064	9.923709	2.88%	0
2012*	10.000000	9.646064	-3.54%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.597326	10.378461	-2.07%	0
2013	10.233383	10.597326	3.56%	41,936
2012*	10.000000	10.233383	2.33%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.452831	11.571423	1.04%	0
2013*	10.000000	11.452831	14.53%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.762724	10.703567	-0.55%	0
2013	10.859566	10.762724	-0.89%	0
2012	9.554740	10.859566	13.66%	0
2011*	10.000000	9.554740	-4.45%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.876182	7.956805	-19.43%	0
2013	11.697220	9.876182	-15.57%	0
2012	11.239740	11.697220	4.07%	0
2011	12.279375	11.239740	-8.47%	0
2010*	10.000000	12.279375	22.79%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.983187	12.029984	0.39%	0
2013	13.021130	11.983187	-7.97%	397
2012	11.168655	13.021130	16.59%	1,413
2011	10.621512	11.168655	5.15%	935
2010*	10.000000	10.621512	6.22%	402
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.288191	11.208943	-0.70%	0
2013	12.203625	11.288191	-7.50%	84
2012	11.714283	12.203625	4.18%	0
2011	10.913761	11.714283	7.33%	2,176
2010*	10.000000	10.913761	9.14%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.113579	11.239940	1.14%	0
2013	12.277580	11.113579	-9.48%	84
2012	11.605467	12.277580	5.79%	0
2011	10.909032	11.605467	6.38%	455
2010*	10.000000	10.909032	9.09%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.823375	13.105539	2.20%	0
2013	12.262556	12.823375	4.57%	0
2012	10.847026	12.262556	13.05%	0
2011	10.613097	10.847026	2.20%	0
2010*	10.000000	10.613097	6.13%	408

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.178876	10.152482	-0.26%	0
2013	10.305630	10.178876	-1.23%	0
2012	9.843949	10.305630	4.69%	0
2011*	10.000000	9.843949	-1.56%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.536964	10.866335	3.13%	531
2013	10.866491	10.536964	-3.03%	0
2012	10.024180	10.866491	8.40%	0
2011*	10.000000	10.024180	0.24%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.936623	10.126799	1.91%	453
2013*	10.000000	9.936623	-0.63%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	9.086540	7.844312	-13.67%	0
2013	9.383900	9.086540	-3.17%	0
2012	8.489135	9.383900	10.54%	0
2011	11.225728	8.489135	-24.38%	0
2010*	10.000000	11.225728	12.26%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	13.335215	13.162768	-1.29%	0
2013	12.047624	13.335215	10.69%	0
2012	10.518675	12.047624	14.54%	0
2011	10.844887	10.518675	-3.01%	0
2010*	10.000000	10.844887	8.45%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.656757	13.836436	1.32%	0
2013	12.538561	13.656757	8.92%	7,007
2012	11.097919	12.538561	12.98%	1,449
2011	10.910309	11.097919	1.72%	0
2010*	10.000000	10.910309	9.10%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.478734	10.211248	-2.55%	0
2013	9.206231	10.478734	13.82%	0
2012	8.053050	9.206231	14.32%	0
2011	11.142315	8.053050	-27.73%	0
2010*	10.000000	11.142315	11.42%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	13.045044	14.254673	9.27%	0
2013	9.873538	13.045044	32.12%	0
2012	7.476093	9.873538	32.07%	0
2011*	10.000000	7.476093	-25.24%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.740187	9.805416	0.67%	0
2013	8.307324	9.740187	17.25%	0
2012	7.735028	8.307324	7.40%	0
2011*	10.000000	7.735028	-22.65%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.870558	4.134810	-15.11%	0
2013	6.698206	4.870558	-27.29%	0
2012	8.112339	6.698206	-17.43%	0
2011	8.993158	8.112339	-9.79%	0
2010*	10.000000	8.993158	-10.07%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.767128	27.955401	28.43%	8,173
2013	13.054964	21.767128	66.73%	0
2012	9.372044	13.054964	39.30%	0
2011*	10.000000	9.372044	-6.28%	0
ProFunds - ProFund VP Bull - Q/NQ
2014	14.901008	16.443808	10.35%	0
2013	11.599839	14.901008	28.46%	5,136
2012	10.288331	11.599839	12.75%	0
2011	10.391952	10.288331	-1.00%	458
2010*	10.000000	10.391952	3.92%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.825879	15.087497	9.13%	0
2013	10.872169	13.825879	27.17%	0
2012	9.906424	10.872169	9.75%	0
2011*	10.000000	9.906424	-0.94%	4,253
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	16.162393	17.994624	11.34%	13,557
2013	11.672069	16.162393	38.47%	0
2012	9.656174	11.672069	20.88%	0
2011*	10.000000	9.656174	-3.44%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.574141	8.198089	-4.39%	0
2013	9.255168	8.574141	-7.36%	0
2012	8.772487	9.255168	5.50%	539
2011	11.035367	8.772487	-20.51%	0
2010*	10.000000	11.035367	10.35%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	13.314156	12.041240	-9.56%	0
2013	11.056458	13.314156	20.42%	0
2012	9.578717	11.056458	15.43%	360
2011	10.618818	9.578717	-9.79%	0
2010*	10.000000	10.618818	6.19%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Financials - Q/NQ
2014	13.387641	14.965754	11.79%	0
2013	10.238573	13.387641	30.76%	0
2012	8.291604	10.238573	23.48%	0
2011*	10.000000	8.291604	-17.08%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.472498	18.947907	22.46%	0
2013	11.182769	15.472498	38.36%	0
2012	9.621320	11.182769	16.23%	0
2011*	10.000000	9.621320	-3.79%	4,391
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.722570	14.343079	4.52%	0
2013	10.030630	13.722570	36.81%	0
2012	8.749706	10.030630	14.64%	0
2011*	10.000000	8.749706	-12.50%	0
ProFunds - ProFund VP International - Q/NQ
2014	12.532171	11.400901	-9.03%	0
2013	10.593705	12.532171	18.30%	0
2012	9.230241	10.593705	14.77%	0
2011	10.883988	9.230241	-15.19%	0
2010*	10.000000	10.883988	8.84%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	15.092253	15.108935	0.11%	0
2013	10.048532	15.092253	50.19%	0
2012	8.475181	10.048532	18.56%	0
2011*	10.000000	8.475181	-15.25%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.883095	13.165734	2.19%	0
2013	8.778683	12.883095	46.75%	0
2012	7.212307	8.778683	21.72%	0
2011	8.943031	7.212307	-19.35%	0
2010*	10.000000	8.943031	-10.57%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.588847	19.215794	15.84%	656
2013	12.479230	16.588847	32.93%	123
2012	10.845199	12.479230	15.07%	0
2011	10.797419	10.845199	0.44%	0
2010*	10.000000	10.797419	7.97%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	14.050333	12.398214	-11.76%	0
2013	11.438787	14.050333	22.83%	0
2012	11.229247	11.438787	1.87%	0
2011	11.093266	11.229247	1.23%	0
2010*	10.000000	11.093266	10.93%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	15.029979	17.760374	18.17%	0
2013	11.533949	15.029979	30.31%	0
2012	10.415916	11.533949	10.73%	0
2011*	10.000000	10.415916	4.16%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.313600	3.251264	-24.63%	0
2013	7.021560	4.313600	-38.57%	0
2012	8.300042	7.021560	-15.40%	0
2011*	10.000000	8.300042	-17.00%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.683299	13.222379	23.77%	0
2013	10.781228	10.683299	-0.91%	0
2012	9.294284	10.781228	16.00%	0
2011*	10.000000	9.294284	-7.06%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.799999	4.004516	-30.96%	0
2013	5.029832	5.799999	15.31%	851
2012	5.459349	5.029832	-7.87%	0
2011	8.823188	5.459349	-38.12%	0
2010*	10.000000	8.823188	-11.77%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	11.068670	14.741711	33.18%	423
2013	8.376388	11.068670	32.14%	0
2012	8.829245	8.376388	-5.13%	0
2011*	10.000000	8.829245	-11.71%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.779172	7.475768	-3.90%	0
2013	7.875910	7.779172	-1.23%	0
2012	9.149085	7.875910	-13.92%	0
2011	8.351048	9.149085	9.56%	0
2010*	10.000000	8.351048	-16.49%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.330071	5.424497	1.77%	0
2013	6.815763	5.330071	-21.80%	0
2012	8.622736	6.815763	-20.96%	0
2011	8.555463	8.622736	0.79%	0
2010*	10.000000	8.555463	-14.45%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.328251	3.454443	-20.19%	0
2013	6.192953	4.328251	-30.11%	0
2012	7.703607	6.192953	-19.61%	0
2011	8.691814	7.703607	-11.37%	0
2010*	10.000000	8.691814	-13.08%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2014	12.580163	14.710496	16.93%	0
2013	10.150165	12.580163	23.94%	0
2012	9.294848	10.150165	9.20%	0
2011*	10.000000	9.294848	-7.05%	4,540
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	12.206304	12.152632	-0.44%	0
2013	11.001768	12.206304	10.95%	0
2012	9.537716	11.001768	15.35%	0
2011*	10.000000	9.537716	-4.62%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	12.005698	16.211193	35.03%	0
2013	14.992186	12.005698	-19.92%	0
2012	14.998070	14.992186	-0.04%	0
2011	10.556071	14.998070	42.08%	0
2010*	10.000000	10.556071	5.56%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	26.186632	35.215964	34.48%	0
2013	14.773533	26.186632	77.25%	0
2012	11.157181	14.773533	32.41%	0
2011	11.405881	11.157181	-2.18%	0
2010*	10.000000	11.405881	14.06%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.858356	1.181988	-36.40%	0
2013	3.654500	1.858356	-49.15%	0
2012	5.698800	3.654500	-35.87%	0
2011	7.396575	5.698800	-22.95%	0
2010*	10.000000	7.396575	-26.03%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	12.053477	15.021704	24.63%	0
2013	10.744739	12.053477	12.18%	0
2012	10.838154	10.744739	-0.86%	0
2011*	10.000000	10.838154	8.38%	3,882
Rydex Variable Trust - Banking Fund - Q/NQ
2014	6.282996	6.432820	2.38%	0
2013	4.912732	6.282996	27.89%	0
2012	3.994984	4.912732	22.97%	0
2011	5.188766	3.994984	-23.01%	0
2010	4.636614	5.188766	11.91%	0
2009	4.850015	4.636614	-4.40%	0
2008	8.326730	4.850015	-41.75%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	10.520276	10.225970	-2.80%	0
2013	10.495423	10.520276	0.24%	0
2012	9.574892	10.495423	9.61%	0
2011	11.577004	9.574892	-17.29%	0
2010	9.231492	11.577004	25.41%	0
2009	5.998209	9.231492	53.90%	0
2008	11.096598	5.998209	-45.95%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	26.925292	35.371218	31.37%	0
2013	17.637293	26.925292	52.66%	0
2012	13.101604	17.637293	34.62%	0
2011	11.966382	13.101604	9.49%	428
2010	10.918712	11.966382	9.60%	0
2009	9.319792	10.918712	17.16%	0
2008	10.670596	9.319792	-12.66%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	6.131637	4.005764	-34.67%	0
2013	6.399080	6.131637	-4.18%	0
2012	6.556156	6.399080	-2.40%	0
2011	7.093565	6.556156	-7.58%	0
2010	6.632630	7.093565	6.95%	0
2009	6.005293	6.632630	10.45%	0
2008	11.899888	6.005293	-49.53%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	17.265888	19.251522	11.50%	0
2013	13.598459	17.265888	26.97%	0
2012	12.596517	13.598459	7.95%	0
2011	11.184201	12.596517	12.63%	0
2010	9.632442	11.184201	16.11%	347
2009	8.168154	9.632442	17.93%	0
2008	10.769767	8.168154	-24.16%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	12.286930	14.207977	15.63%	0
2013	7.628181	12.286930	61.07%	0
2012	6.577650	7.628181	15.97%	0
2011	6.090424	6.577650	8.00%	0
2010	4.937903	6.090424	23.34%	0
2009	3.644174	4.937903	35.50%	0
2008	9.614923	3.644174	-62.10%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	9.103746	11.152119	22.50%	0
2013	6.808940	9.103746	33.70%	0
2012	6.806305	6.808940	0.04%	0
2011	8.232227	6.806305	-17.32%	0
2010	7.590135	8.232227	8.46%	0
2009	4.461382	7.590135	70.13%	0
2008	9.033072	4.461382	-50.61%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	11.296676	9.100786	-19.44%	0
2013	9.241884	11.296676	22.23%	0
2012	9.116425	9.241884	1.38%	0
2011	9.780275	9.116425	-6.79%	0
2010	8.297986	9.780275	17.86%	459
2009	6.051858	8.297986	37.11%	0
2008	11.327852	6.051858	-46.58%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	9.915191	6.935976	-30.05%	0
2013	8.084099	9.915191	22.65%	0
2012	8.133101	8.084099	-0.60%	0
2011	9.056744	8.133101	-10.20%	0
2010	7.257707	9.056744	24.79%	0
2009	4.513642	7.257707	60.79%	0
2008	10.753828	4.513642	-58.03%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	6.830694	5.917667	-13.37%	0
2013	5.569051	6.830694	22.65%	0
2012	4.623927	5.569051	20.44%	727
2011	5.503609	4.623927	-15.98%	0
2010	6.230546	5.503609	-11.67%	0
2009	4.639479	6.230546	34.29%	0
2008	10.382062	4.639479	-55.31%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	7.937415	8.846528	11.45%	0
2013	6.285578	7.937415	26.28%	0
2012	5.175263	6.285578	21.45%	0
2011	6.144438	5.175263	-15.77%	0
2010	5.426959	6.144438	13.22%	0
2009	4.580280	5.426959	18.49%	0
2008	8.904928	4.580280	-48.56%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	13.420739	17.891679	33.31%	3,558
2013	16.583179	13.420739	-19.07%	1,385
2012	16.262388	16.583179	1.97%	52
2011	11.609947	16.262388	40.07%	272
2010	10.651161	11.609947	9.00%	0
2009	15.715825	10.651161	-32.23%	0
2008	10.961214	15.715825	43.38%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	16.634991	20.523034	23.37%	0
2013	11.848597	16.634991	40.40%	0
2012	10.215175	11.848597	15.99%	0
2011	9.856117	10.215175	3.64%	0
2010	9.324502	9.856117	5.70%	0
2009	7.556272	9.324502	23.40%	0
2008	10.157723	7.556272	-25.61%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	16.996484	17.155738	0.94%	0
2013	11.352351	16.996484	49.72%	0
2012	9.610020	11.352351	18.13%	0
2011	11.020953	9.610020	-12.80%	0
2010	9.217493	11.020953	19.57%	0
2009	5.613705	9.217493	64.20%	0
2008	10.286684	5.613705	-45.43%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.864177	1.443821	-22.55%	0
2013	3.355790	1.864177	-44.45%	0
2012	4.371423	3.355790	-23.23%	0
2011	6.054780	4.371423	-27.80%	0
2010	8.773541	6.054780	-30.99%	0
2009	16.011565	8.773541	-45.20%	0
2008	10.055485	16.011565	59.23%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.708925	3.500471	-25.66%	0
2013	4.126722	4.708925	14.11%	3,973
2012	4.443754	4.126722	-7.13%	1,056
2011	6.452658	4.443754	-31.13%	0
2010	7.475324	6.452658	-13.68%	0
2009	6.323364	7.475324	18.22%	0
2008	9.152152	6.323364	-30.91%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	3.386343	2.964954	-12.44%	0
2013	4.722622	3.386343	-28.30%	0
2012	5.843296	4.722622	-19.18%	0
2011	6.369362	5.843296	-8.26%	0
2010	8.611590	6.369362	-26.04%	0
2009	13.440008	8.611590	-35.93%	0
2008	10.099454	13.440008	33.08%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	3.200882	2.578500	-19.44%	0
2013	4.557151	3.200882	-29.76%	0
2012	5.658302	4.557151	-19.46%	935
2011	6.355750	5.658302	-10.97%	832
2010	8.154189	6.355750	-22.06%	446
2009	13.745673	8.154189	-40.68%	0
2008	9.379849	13.745673	46.54%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	3.022463	2.727477	-9.76%	0
2013	4.414938	3.022463	-31.54%	0
2012	5.448850	4.414938	-18.97%	0
2011	5.957353	5.448850	-8.54%	0
2010	8.314505	5.957353	-28.35%	0
2009	12.508512	8.314505	-33.53%	0
2008	10.132740	12.508512	23.45%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	4.402369	3.728368	-15.31%	1,300
2013	6.051499	4.402369	-27.25%	0
2012	7.363042	6.051499	-17.81%	0
2011	8.176748	7.363042	-9.95%	0
2010	9.946126	8.176748	-17.79%	234
2009	13.866981	9.946126	-28.27%	0
2008	10.059084	13.866981	37.86%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	10.901671	9.129520	-16.26%	0
2013	7.058864	10.901671	54.44%	0
2012	5.936774	7.058864	18.90%	0
2011	8.439544	5.936774	-29.66%	0
2010	7.366304	8.439544	14.57%	0
2009	6.016373	7.366304	22.44%	0
2008	9.067074	6.016373	-33.65%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	15.064656	16.030569	6.41%	0
2013	10.685130	15.064656	40.99%	0
2012	8.896503	10.685130	20.10%	0
2011	8.771157	8.896503	1.43%	0
2010	6.797155	8.771157	29.04%	493
2009	5.021641	6.797155	35.36%	0
2008	9.964214	5.021641	-49.60%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	14.778173	16.376494	10.82%	0
2013	9.936086	14.778173	48.73%	203
2012	8.072682	9.936086	23.08%	0
2011	8.823996	8.072682	-8.51%	0
2010	6.479773	8.823996	36.18%	0
2009	4.294915	6.479773	50.87%	0
2008	9.605786	4.294915	-55.29%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	20.135079	27.224559	35.21%	0
2013	11.285503	20.135079	78.42%	1,076
2012	8.499391	11.285503	32.78%	0
2011	8.643493	8.499391	-1.67%	0
2010	6.377440	8.643493	35.53%	332
2009	2.957598	6.377440	115.63%	665
2008	10.903059	2.957598	-72.87%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	16.772169	19.501292	16.27%	0
2013	12.584736	16.772169	33.27%	28,104
2012	10.886413	12.584736	15.60%	0
2011	10.762734	10.886413	1.15%	0
2010	9.175365	10.762734	17.30%	446
2009	6.097352	9.175365	50.48%	0
2008	10.603194	6.097352	-42.50%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	12.242034	14.372302	17.40%	0
2013	8.299605	12.242034	47.50%	0
2012	6.858011	8.299605	21.02%	0
2011	7.008947	6.858011	-2.15%	0
2010	5.901434	7.008947	18.77%	0
2009	4.399068	5.901434	34.15%	0
2008	9.760758	4.399068	-54.93%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	5.424614	4.438758	-18.17%	0
2013	10.166454	5.424614	-46.64%	853
2012	10.708203	10.166454	-5.06%	0
2011	14.261332	10.708203	-24.91%	0
2010	10.432817	14.261332	36.70%	591
2009	7.061257	10.432817	47.75%	0
2008	11.610136	7.061257	-39.18%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	10.156570	12.167414	19.80%	0
2013	9.869849	10.156570	2.91%	0
2012	8.424379	9.869849	17.16%	0
2011	8.320870	8.424379	1.24%	0
2010	6.731172	8.320870	23.62%	0
2009	5.427801	6.731172	24.01%	0
2008	9.394847	5.427801	-42.23%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	16.897912	18.176983	7.57%	15,604
2013	12.569093	16.897912	34.44%	0
2012	10.872807	12.569093	15.60%	0
2011	10.429799	10.872807	4.25%	480
2010	8.418727	10.429799	23.89%	413
2009	5.896189	8.418727	42.78%	0
2008	8.882345	5.896189	-33.62%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	13.654041	14.097112	3.24%	0
2013	8.698116	13.654041	56.98%	0
2012	7.195740	8.698116	20.88%	0
2011	8.276819	7.195740	-13.06%	0
2010	6.064969	8.276819	36.47%	0
2009	4.595409	6.064969	31.98%	0
2008	9.544707	4.595409	-51.85%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	11.230628	13.859480	23.41%	0
2013	6.723898	11.230628	67.03%	0
2012	5.249307	6.723898	28.09%	0
2011	5.520172	5.249307	-4.91%	0
2010	4.444105	5.520172	24.21%	0
2009	3.066766	4.444105	44.91%	1,576
2008	9.676078	3.066766	-68.31%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	16.718874	18.607406	11.30%	0
2013	11.950085	16.718874	39.91%	0
2012	10.653127	11.950085	12.17%	0
2011	10.878917	10.653127	-2.08%	0
2010	8.788751	10.878917	23.78%	0
2009	6.029382	8.788751	45.77%	0
2008	10.121184	6.029382	-40.43%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	13.988946	15.364622	9.83%	0
2013	9.727309	13.988946	43.81%	197
2012	8.038869	9.727309	21.00%	406
2011	8.385595	8.038869	-4.13%	0
2010	7.039980	8.385595	19.11%	0
2009	4.701381	7.039980	49.74%	0
2008	9.249102	4.701381	-49.17%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	19.674262	19.175138	-2.54%	0
2013	14.824963	19.674262	32.71%	1,088
2012	12.903595	14.824963	14.89%	0
2011	13.119976	12.903595	-1.65%	0
2010	9.995862	13.119976	31.25%	0
2009	6.438595	9.995862	55.25%	0
2008	10.185283	6.438595	-36.79%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	13.592186	14.361014	5.66%	0
2013	10.109732	13.592186	34.45%	1,425
2012	8.729193	10.109732	15.82%	195
2011	9.496238	8.729193	-8.08%	0
2010	7.984760	9.496238	18.93%	0
2009	5.195016	7.984760	53.70%	0
2008	9.309185	5.195016	-44.19%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	16.230984	16.068610	-1.00%	0
2013	11.602403	16.230984	39.89%	1,694
2012	10.595849	11.602403	9.50%	0
2011	10.339203	10.595849	2.48%	0
2010	8.328219	10.339203	24.15%	0
2009	6.279253	8.328219	32.63%	0
2008	9.656966	6.279253	-34.98%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	14.098073	14.140288	0.30%	0
2013	9.970353	14.098073	41.40%	1,749
2012	8.366287	9.970353	19.17%	0
2011	9.331888	8.366287	-10.35%	0
2010	7.534897	9.331888	23.85%	0
2009	4.690382	7.534897	60.65%	0
2008	8.385256	4.690382	-44.06%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	6.350892	7.729180	21.70%	0
2013	6.611316	6.350892	-3.94%	0
2012	7.125815	6.611316	-7.22%	0
2011	7.517961	7.125815	-5.22%	0
2010	7.952225	7.517961	-5.46%	0
2009	9.544207	7.952225	-16.68%	0
2008	9.132549	9.544207	4.51%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2014	12.320748	13.448434	9.15%	0
2013	9.191851	12.320748	34.04%	0
2012	8.291271	9.191851	10.86%	0
2011	9.223395	8.291271	-10.11%	0
2010	8.315828	9.223395	10.91%	0
2009	5.398224	8.315828	54.05%	0
2008	9.988913	5.398224	-45.96%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	7.594270	7.714962	1.59%	0
2013	6.530515	7.594270	16.29%	0
2012	6.290919	6.530515	3.81%	0
2011	7.423474	6.290919	-15.26%	0
2010	6.548227	7.423474	13.37%	0
2009	5.140015	6.548227	27.40%	0
2008	9.498265	5.140015	-45.88%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	13.883544	16.878654	21.57%	0
2013	9.309455	13.883544	49.13%	0
2012	7.997425	9.309455	16.41%	0
2011	9.088607	7.997425	-12.01%	0
2010	7.395573	9.088607	22.89%	526
2009	6.363833	7.395573	16.21%	0
2008	8.600634	6.363833	-26.01%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	11.552583	14.055385	21.66%	19,526
2013	10.269822	11.552583	12.49%	0
2012	10.259148	10.269822	0.10%	0
2011	8.911086	10.259148	15.13%	537
2010	8.421534	8.911086	5.81%	0
2009	7.475294	8.421534	12.66%	0
2008	10.721808	7.475294	-30.28%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	8.656512	6.691849	-22.70%	0
2013	8.997247	8.656512	-3.79%	0
2012	9.017884	8.997247	-0.23%	0
2011	9.457143	9.017884	-4.64%	0
2010	10.120198	9.457143	-6.55%	0
2009	9.588953	10.120198	5.54%	0
2008	11.036431	9.588953	-13.12%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.058385	10.094669	0.36%	0
2013*	10.000000	10.058385	0.58%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.896047	11.098877	1.86%	0
2013	12.062317	10.896047	-9.67%	0
2012	10.336669	12.062317	16.69%	0
2011*	10.000000	10.336669	3.37%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.632727	6.33%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.863894	12.245007	12.71%	0
2013	10.692006	10.863894	1.61%	0
2012	8.311419	10.692006	28.64%	0
2011*	10.000000	8.311419	-16.89%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.487210	11.599334	0.98%	0
2013	10.024120	11.487210	14.60%	0
2012	8.905815	10.024120	12.56%	0
2011*	10.000000	8.905815	-10.94%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.634704	6.915268	-19.91%	0
2013	7.890710	8.634704	9.43%	0
2012	7.709537	7.890710	2.35%	0
2011*	10.000000	7.709537	-22.90%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	10.044436	9.837961	-2.06%	0
2013	9.658176	10.044436	4.00%	0
2012	9.627758	9.658176	0.32%	0
2011*	10.000000	9.627758	-3.72%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.743921	12.446788	5.98%	0
2013	10.207471	11.743921	15.05%	0
2012	9.098994	10.207471	12.18%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.372607	11.486244	10.74%	0
2013*	10.000000	10.372607	3.73%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.254797	10.481949	2.22%	0
2013	11.323804	10.254797	-9.44%	0
2012	10.657128	11.323804	6.26%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	16.165992	17.996330	11.32%	0
2013	12.028653	16.165992	34.40%	0
2012	10.594577	12.028653	13.54%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	15.420482	17.254393	11.89%	0
2013	11.830621	15.420482	30.34%	0
2012	10.435422	11.830621	13.37%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.506394	11.599966	0.81%	0
2013*	10.000000	11.506394	15.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.495348	12.603051	0.86%	0
2013	11.036880	12.495348	13.21%	0
2012	10.143311	11.036880	8.81%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.819718	7.242455	-17.88%	0
2013	9.933623	8.819718	-11.21%	0
2012	10.254126	9.933623	-3.13%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.189475	-8.11%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.367150	13.67%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.808672	10.683869	-1.15%	0
2013	10.508606	10.808672	2.86%	0
2012*	10.000000	10.508606	5.09%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.907968	9.08%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.548941	12.060600	4.43%	0
2013	10.119262	11.548941	14.13%	0
2012	9.112010	10.119262	11.05%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	14.211474	14.462764	1.77%	0
2013	11.603928	14.211474	22.47%	0
2012	10.168271	11.603928	14.12%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.570491	10.942292	3.52%	0
2013*	10.000000	10.570491	5.70%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.446620	11.972998	4.60%	0
2013*	10.000000	11.446620	14.47%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.269617	10.562716	2.85%	0
2013*	10.000000	10.269617	2.70%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.750314	12.030577	2.39%	0
2013	9.620498	11.750314	22.14%	0
2012	8.550799	9.620498	12.51%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.583408	11.782685	1.72%	0
2013	9.858117	11.583408	17.50%	0
2012	8.862562	9.858117	11.23%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	11.147555	11.229061	0.73%	0
2013	10.226281	11.147555	9.01%	0
2012	9.328708	10.226281	9.62%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	7.109504	7.884953	10.91%	0
2013	7.003599	7.109504	1.51%	0
2012	7.971239	7.003599	-12.14%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	9.957600	10.128421	1.72%	0
2013	8.567545	9.957600	16.22%	0
2012	8.291269	8.567545	3.33%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.462133	8.763437	3.56%	0
2013	8.412839	8.462133	0.59%	0
2012	8.317256	8.412839	1.15%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.180033	10.312985	1.31%	0
2013*	10.000000	10.180033	1.80%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.065310	10.492343	4.24%	0
2013*	10.000000	10.065310	0.65%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.010169	10.470665	4.60%	0
2013*	10.000000	10.010169	0.10%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	14.020606	13.142947	-6.26%	0
2013	11.323541	14.020606	23.82%	0
2012	9.602586	11.323541	17.92%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.859475	9.303567	-5.64%	0
2013*	10.000000	9.859475	-1.41%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	10.034838	9.779591	-2.54%	0
2013*	10.000000	10.034838	0.35%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	11.014083	11.361348	3.15%	0
2013	10.254936	11.014083	7.40%	0
2012	9.485274	10.254936	8.11%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.834005	13.002700	9.88%	0
2013*	10.000000	11.834005	18.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.049395	13.556771	3.89%	0
2013	10.697048	13.049395	21.99%	0
2012	9.342508	10.697048	14.50%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.861869	-1.38%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.251767	2.52%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.840852	12.083099	2.05%	0
2013*	10.000000	11.840852	18.41%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.574363	11.665737	0.79%	0
2013*	10.000000	11.574363	15.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.679016	15.178055	3.40%	0
2013	11.457597	14.679016	28.12%	0
2012	9.969120	11.457597	14.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.766683	13.175519	3.20%	0
2013	11.252795	12.766683	13.45%	0
2012	10.239863	11.252795	9.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.673233	14.165211	3.60%	0
2013	11.396960	13.673233	19.97%	0
2012	10.135425	11.396960	12.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.420131	11.677258	2.25%	0
2013	10.998760	11.420131	3.83%	0
2012	10.340348	10.998760	6.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.284950	10.406975	1.19%	0
2013*	10.000000	10.284950	2.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.356999	10.352122	-0.05%	0
2013*	10.000000	10.356999	3.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	13.205182	13.663674	3.47%	0
2013	11.328331	13.205182	16.57%	0
2012	10.188500	11.328331	11.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	14.038607	14.524882	3.46%	0
2013	11.416108	14.038607	22.97%	0
2012	10.068886	11.416108	13.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.331910	12.700554	2.99%	0
2013	11.203634	12.331910	10.07%	0
2012	10.289355	11.203634	8.89%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.559551	10.958732	3.78%	594
2013	10.894805	10.559551	-3.08%	0
2012	10.279039	10.894805	5.99%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.674136	-3.26%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.760864	-2.39%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.257880	2.58%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.183523	1.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.371387	3.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.274371	2.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.351356	3.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.178371	1.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.264156	10.405811	1.38%	0
2013*	10.000000	10.264156	2.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.329024	10.397761	0.67%	0
2013*	10.000000	10.329024	3.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.338747	3.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.342115	3.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.269540	2.70%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.581063	9.480463	-1.05%	1,577
2013	9.682727	9.581063	-1.05%	817
2012	9.785755	9.682727	-1.05%	1,806

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.595587	9.863578	2.79%	396
2013*	10.000000	9.595587	-4.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.681567	13.354884	-2.39%	0
2013	11.419773	13.681567	19.81%	0
2012	9.990663	11.419773	14.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.025703	-9.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.795520	17.215819	8.99%	0
2013	11.876082	15.795520	33.00%	0
2012	10.334411	11.876082	14.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.862682	16.213055	9.09%	0
2013	11.123935	14.862682	33.61%	0
2012	9.560424	11.123935	16.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.550770	16.986182	2.63%	0
2013	12.067574	16.550770	37.15%	0
2012	10.638040	12.067574	13.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	16.139705	18.688356	15.79%	0
2013	12.021833	16.139705	34.25%	0
2012	10.442740	12.021833	15.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.060612	10.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.765426	7.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.444678	4.45%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.910761	9.11%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.336423	11.881150	27.26%	0
2013*	10.000000	9.336423	-6.64%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.118772	10.061989	-0.56%	0
2013	10.215374	10.118772	-0.95%	0
2012	9.972650	10.215374	2.43%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.137125	10.001018	-1.34%	0
2013*	10.000000	10.137125	1.37%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.681428	9.714088	0.34%	0
2013*	10.000000	9.681428	-3.19%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.915922	10.551590	6.41%	0
2013	9.643363	9.915922	2.83%	0
2012*	10.000000	9.643363	-3.57%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.589014	10.365081	-2.11%	0
2013	10.230524	10.589014	3.50%	0
2012*	10.000000	10.230524	2.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.448962	11.561665	0.98%	0
2013*	10.000000	11.448962	14.49%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.748237	10.683761	-0.60%	0
2013	10.850429	10.748237	-0.94%	0
2012	9.551536	10.850429	13.60%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.857932	7.938092	-19.48%	0
2013	11.681504	9.857932	-15.61%	0
2012	11.230323	11.681504	4.02%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.961037	12.001693	0.34%	0
2013	13.003630	11.961037	-8.02%	275
2012	11.159301	13.003630	16.53%	759
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.267272	11.182521	-0.75%	0
2013	12.187171	11.267272	-7.55%	58
2012	11.704413	12.187171	4.12%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.093029	11.213466	1.09%	58
2013	12.261061	11.093029	-9.53%	58
2012	11.595737	12.261061	5.74%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.799670	13.074713	2.15%	0
2013	12.246074	12.799670	4.52%	0
2012	10.837933	12.246074	12.99%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.165131	10.133662	-0.31%	0
2013	10.296910	10.165131	-1.28%	0
2012	9.840607	10.296910	4.64%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.522768	10.846212	3.07%	0
2013	10.857341	10.522768	-3.08%	0
2012	10.020820	10.857341	8.35%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.935940	10.120993	1.86%	0
2013*	10.000000	9.935940	-0.64%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	9.069729	7.825853	-13.71%	0
2013	9.371279	9.069729	-3.22%	0
2012	8.482011	9.371279	10.48%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	13.310516	13.131751	-1.34%	0
2013	12.031387	13.310516	10.63%	0
2012	10.509807	12.031387	14.48%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.631533	13.803919	1.26%	0
2013	12.521710	13.631533	8.86%	962
2012	11.088614	12.521710	12.92%	724
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.459370	10.187222	-2.60%	0
2013	9.193853	10.459370	13.76%	0
2012	8.046291	9.193853	14.26%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	13.027494	14.228316	9.22%	0
2013	9.865224	13.027494	32.05%	0
2012	7.473582	9.865224	32.00%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.727092	9.787279	0.62%	0
2013	8.300345	9.727092	17.19%	0
2012	7.732440	8.300345	7.34%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.861552	4.125093	-15.15%	0
2013	6.689198	4.861552	-27.32%	0
2012	8.105538	6.689198	-17.47%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.737877	27.903742	28.36%	0
2013	13.044002	21.737877	66.65%	0
2012	9.368912	13.044002	39.23%	0
ProFunds - ProFund VP Bull - Q/NQ
2014	14.873464	16.405119	10.30%	0
2013	11.584248	14.873464	28.39%	0
2012	10.279701	11.584248	12.69%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.807254	15.059565	9.07%	0
2013	10.863009	13.807254	27.10%	0
2012	9.903098	10.863009	9.69%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	16.140648	17.961341	11.28%	0
2013	11.662249	16.140648	38.40%	0
2012	9.652932	11.662249	20.82%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.558274	8.178770	-4.43%	0
2013	9.242712	8.558274	-7.41%	0
2012	8.765124	9.242712	5.45%	220
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	13.289519	12.012889	-9.61%	0
2013	11.041591	13.289519	20.36%	0
2012	9.570677	11.041591	15.37%	134
ProFunds - ProFund VP Financials - Q/NQ
2014	13.369631	14.938056	11.73%	0
2013	10.229955	13.369631	30.69%	0
2012	8.288818	10.229955	23.42%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.451687	18.912877	22.40%	0
2013	11.173358	15.451687	38.29%	0
2012	9.618085	11.173358	16.17%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.704119	14.316562	4.47%	0
2013	10.022196	13.704119	36.74%	0
2012	8.746765	10.022196	14.58%	0
ProFunds - ProFund VP International - Q/NQ
2014	12.508988	11.374060	-9.07%	0
2013	10.579448	12.508988	18.24%	0
2012	9.222487	10.579448	14.71%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	15.071954	15.080999	0.06%	0
2013	10.040088	15.071954	50.12%	0
2012	8.472338	10.040088	18.50%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.859281	13.134767	2.14%	0
2013	8.766877	12.859281	46.68%	0
2012	7.206255	8.766877	21.66%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.558210	19.170629	15.78%	135
2013	12.462468	16.558210	32.86%	81
2012	10.836111	12.462468	15.01%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	14.024371	12.369038	-11.80%	0
2013	11.423410	14.024371	22.77%	0
2012	11.219840	11.423410	1.81%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	15.009742	17.727503	18.11%	0
2013	11.524242	15.009742	30.24%	0
2012	10.412422	11.524242	10.68%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.307792	3.245240	-24.67%	0
2013	7.015656	4.307792	-38.60%	0
2012	8.297263	7.015656	-15.45%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.668912	13.197917	23.70%	0
2013	10.772160	10.668912	-0.96%	0
2012	9.291170	10.772160	15.94%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.789252	3.995069	-30.99%	0
2013	5.023056	5.789252	15.25%	577
2012	5.454763	5.023056	-7.91%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	11.053772	14.714435	33.12%	0
2013	8.369340	11.053772	32.07%	0
2012	8.826286	8.369340	-5.18%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.764789	7.458176	-3.95%	0
2013	7.865314	7.764789	-1.28%	0
2012	9.141405	7.865314	-13.96%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.320213	5.411739	1.72%	0
2013	6.806598	5.320213	-21.84%	0
2012	8.615509	6.806598	-21.00%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.320235	3.446309	-20.23%	0
2013	6.184622	4.320235	-30.15%	0
2012	7.697137	6.184622	-19.65%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.563217	14.683255	16.87%	0
2013	10.141612	12.563217	23.88%	0
2012	9.291719	10.141612	9.15%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	12.189891	12.130158	-0.49%	0
2013	10.992521	12.189891	10.89%	0
2012	9.534518	10.992521	15.29%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.983495	16.173046	34.96%	0
2013	14.972029	11.983495	-19.96%	0
2012	14.985495	14.972029	-0.09%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	26.138239	35.133155	34.41%	0
2013	14.753668	26.138239	77.16%	0
2012	11.147823	14.753668	32.35%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.854919	1.179202	-36.43%	0
2013	3.649582	1.854919	-49.17%	0
2012	5.694017	3.649582	-35.90%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	12.037250	14.993914	24.56%	0
2013	10.735696	12.037250	12.12%	0
2012	10.834521	10.735696	-0.91%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2014	6.262619	6.408717	2.33%	0
2013	4.899270	6.262619	27.83%	0
2012	3.986061	4.899270	22.91%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	10.486187	10.187690	-2.85%	0
2013	10.466696	10.486187	0.19%	0
2012	9.553534	10.466696	9.56%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	26.838167	35.238978	31.30%	0
2013	17.589092	26.838167	52.58%	0
2012	13.072419	17.589092	34.55%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	6.111783	3.990770	-34.70%	0
2013	6.381586	6.111783	-4.23%	0
2012	6.541551	6.381586	-2.45%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	17.209987	19.179498	11.44%	0
2013	13.561285	17.209987	26.91%	0
2012	12.568450	13.561285	7.90%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	12.247133	14.154816	15.58%	0
2013	7.607313	12.247133	60.99%	0
2012	6.562976	7.607313	15.91%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	9.074252	11.110377	22.44%	0
2013	6.790306	9.074252	33.64%	0
2012	6.791120	6.790306	-0.01%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	11.260071	9.066706	-19.48%	0
2013	9.216596	11.260071	22.17%	0
2012	9.096076	9.216596	1.32%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	9.883098	6.910024	-30.08%	0
2013	8.062001	9.883098	22.59%	0
2012	8.114983	8.062001	-0.65%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	6.808569	5.895505	-13.41%	0
2013	5.553814	6.808569	22.59%	0
2012	4.613607	5.553814	20.38%	268

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	7.911724	8.813446	11.40%	0
2013	6.268394	7.911724	26.22%	0
2012	5.163728	6.268394	21.39%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	13.377286	17.824742	33.25%	840
2013	16.537843	13.377286	-19.11%	0
2012	16.226150	16.537843	1.92%	143
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	16.581170	20.446315	23.31%	0
2013	11.816227	16.581170	40.33%	0
2012	10.192430	11.816227	15.93%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	16.941459	17.091565	0.89%	0
2013	11.321302	16.941459	49.64%	0
2012	9.588588	11.321302	18.07%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.858130	1.438416	-22.59%	0
2013	3.346609	1.858130	-44.48%	0
2012	4.361685	3.346609	-23.27%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.693673	3.487377	-25.70%	0
2013	4.115435	4.693673	14.05%	2,835
2012	4.433838	4.115435	-7.18%	232
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	3.375371	2.953857	-12.49%	0
2013	4.709696	3.375371	-28.33%	0
2012	5.830268	4.709696	-19.22%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	3.190524	2.568855	-19.48%	0
2013	4.544708	3.190524	-29.80%	0
2012	5.645706	4.544708	-19.50%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	3.012666	2.717266	-9.81%	0
2013	4.402858	3.012666	-31.57%	0
2012	5.436709	4.402858	-19.02%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	4.388118	3.714424	-15.35%	0
2013	6.034960	4.388118	-27.29%	0
2012	7.346653	6.034960	-17.85%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	10.866358	9.095346	-16.30%	0
2013	7.039547	10.866358	54.36%	0
2012	5.923526	7.039547	18.84%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	15.015892	15.970618	6.36%	0
2013	10.655916	15.015892	40.92%	0
2012	8.876679	10.655916	20.04%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	14.730300	16.315209	10.76%	0
2013	9.908892	14.730300	48.66%	0
2012	8.054666	9.908892	23.02%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	20.069924	27.122786	35.14%	476
2013	11.254655	20.069924	78.33%	697
2012	8.480449	11.254655	32.71%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	16.717889	19.428371	16.21%	133
2013	12.550344	16.717889	33.21%	40
2012	10.862167	12.550344	15.54%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	12.202350	14.318478	17.34%	0
2013	8.276883	12.202350	47.43%	0
2012	6.842696	8.276883	20.96%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	5.407052	4.422140	-18.22%	0
2013	10.138657	5.407052	-46.67%	0
2012	10.684328	10.138657	-5.11%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	10.123706	12.121926	19.74%	0
2013	9.842891	10.123706	2.85%	0
2012	8.405615	9.842891	17.10%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	16.843194	18.108963	7.52%	0
2013	12.534718	16.843194	34.37%	0
2012	10.848556	12.534718	15.54%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	13.609795	14.044331	3.19%	0
2013	8.674296	13.609795	56.90%	0
2012	7.179679	8.674296	20.82%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	11.194253	13.807611	23.35%	0
2013	6.705505	11.194253	66.94%	0
2012	5.237585	6.705505	28.03%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	16.664728	18.537777	11.24%	0
2013	11.917396	16.664728	39.84%	0
2012	10.629361	11.917396	12.12%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	13.943676	15.307158	9.78%	130
2013	9.700723	13.943676	43.74%	0
2012	8.020959	9.700723	20.94%	157
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	19.610616	19.103435	-2.59%	173
2013	14.784459	19.610616	32.64%	69
2012	12.874849	14.784459	14.83%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	13.548154	14.307265	5.60%	0
2013	10.082065	13.548154	34.38%	0
2012	8.709717	10.082065	15.76%	99
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	16.178444	16.008502	-1.05%	84
2013	11.570690	16.178444	39.82%	246
2012	10.572233	11.570690	9.44%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	14.052382	14.087344	0.25%	0
2013	9.943065	14.052382	41.33%	237
2012	8.347607	9.943065	19.11%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	6.330347	7.700310	21.64%	0
2013	6.593264	6.330347	-3.99%	0
2012	7.109961	6.593264	-7.27%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2014	12.280841	13.398112	9.10%	0
2013	9.166707	12.280841	33.97%	0
2012	8.272780	9.166707	10.81%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	7.569689	7.686109	1.54%	0
2013	6.512656	7.569689	16.23%	0
2012	6.276889	6.512656	3.76%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	13.838594	16.815501	21.51%	0
2013	9.283997	13.838594	49.06%	0
2012	7.979601	9.283997	16.35%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	11.515233	14.002877	21.60%	0
2013	10.241789	11.515233	12.43%	0
2012	10.236321	10.241789	0.05%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	8.628492	6.666830	-22.73%	0
2013	8.972661	8.628492	-3.84%	0
2012	8.997791	8.972661	-0.28%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.057692	10.088867	0.31%	0
2013*	10.000000	10.057692	0.58%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.881381	11.078338	1.81%	0
2013	12.052171	10.881381	-9.71%	0
2012	10.333200	12.052171	16.64%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.629134	6.29%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.849278	12.222355	12.66%	0
2013	10.683016	10.849278	1.56%	0
2012	8.308633	10.683016	28.58%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.471741	11.577859	0.93%	0
2013	10.015677	11.471741	14.54%	0
2012	8.902824	10.015677	12.50%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.623065	6.902460	-19.95%	0
2013	7.884057	8.623065	9.37%	0
2012	7.706949	7.884057	2.30%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	10.030915	9.819745	-2.11%	0
2013	9.650056	10.030915	3.95%	0
2012	9.624535	9.650056	0.27%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.696529	12.377762	5.82%	0
2013	10.181709	11.696529	14.88%	0
2012	9.089836	10.181709	12.01%	0
2011*	10.000000	9.089836	-9.10%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.370453	11.466436	10.57%	0
2013*	10.000000	10.370453	3.70%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.213396	10.423802	2.06%	0
2013	11.295218	10.213396	-9.58%	0
2012	10.646417	11.295218	6.09%	0
2011*	10.000000	10.646417	6.46%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	18.270337	20.308117	11.15%	0
2013	13.615058	18.270337	34.19%	0
2012	12.010082	13.615058	13.36%	0
2011	11.789014	12.010082	1.88%	0
2010	10.453309	11.789014	12.78%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	20.032170	22.380577	11.72%	0
2013	15.392029	20.032170	30.15%	0
2012	13.597482	15.392029	13.20%	0
2011	13.624082	13.597482	-0.20%	0
2010	12.157553	13.624082	12.06%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.494741	11.570648	0.66%	0
2013*	10.000000	11.494741	14.95%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.426139	12.514257	0.71%	0
2013	10.992394	12.426139	13.04%	0
2012	10.117793	10.992394	8.64%	0
2011	10.627272	10.117793	-4.79%	0
2010*	10.000000	10.627272	6.27%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.770860	7.191421	-18.01%	0
2013	9.893582	8.770860	-11.35%	0
2012	10.228334	9.893582	-3.27%	0
2011	11.851719	10.228334	-13.70%	0
2010*	10.000000	11.851719	18.52%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.180164	-8.20%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.355632	13.56%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.781380	10.640740	-1.30%	0
2013	10.497991	10.781380	2.70%	0
2012*	10.000000	10.497991	4.98%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.896909	8.97%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.502349	11.993737	4.27%	0
2013	10.093730	11.502349	13.96%	0
2012	9.102844	10.093730	10.89%	0
2011*	10.000000	9.102844	-8.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	14.132758	14.360848	1.61%	0
2013	11.557161	14.132758	22.29%	0
2012	10.142690	11.557161	13.95%	0
2011	10.426391	10.142690	-2.72%	0
2010*	10.000000	10.426391	4.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.559773	10.914629	3.36%	0
2013*	10.000000	10.559773	5.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.435022	11.942745	4.44%	0
2013*	10.000000	11.435022	14.35%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.267486	10.544508	2.70%	0
2013*	10.000000	10.267486	2.67%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	12.446089	12.723622	2.23%	0
2013	10.205617	12.446089	21.95%	0
2012	9.084654	10.205617	12.34%	0
2011	9.918906	9.084654	-8.41%	0
2010	8.719577	9.918906	13.75%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.466778	11.646371	1.57%	0
2013	9.773676	11.466778	17.32%	0
2012	8.800021	9.773676	11.06%	0
2011	9.298198	8.800021	-5.36%	0
2010	8.273470	9.298198	12.39%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	11.325457	11.390966	0.58%	0
2013	10.405243	11.325457	8.84%	0
2012	9.506403	10.405243	9.46%	0
2011	9.648351	9.506403	-1.47%	0
2010	8.798833	9.648351	9.65%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	7.055218	7.812881	10.74%	0
2013	6.960681	7.055218	1.36%	0
2012	7.934449	6.960681	-12.27%	0
2011	8.788872	7.934449	-9.72%	0
2010	9.221686	8.788872	-4.69%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	14.490823	14.717067	1.56%	0
2013	12.486869	14.490823	16.05%	0
2012	12.102608	12.486869	3.18%	0
2011	13.109619	12.102608	-7.68%	0
2010	11.931420	13.109619	9.87%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.077706	9.386671	3.40%	0
2013	9.038525	9.077706	0.43%	0
2012	8.949445	9.038525	1.00%	0
2011	8.761665	8.949445	2.14%	0
2010	8.351761	8.761665	4.91%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.169709	10.286912	1.15%	0
2013*	10.000000	10.169709	1.70%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.063219	10.474270	4.08%	0
2013*	10.000000	10.063219	0.63%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.008090	10.452615	4.44%	0
2013*	10.000000	10.008090	0.08%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.942946	13.050322	-6.40%	0
2013	11.277895	13.942946	23.63%	3,593
2012	9.578426	11.277895	17.74%	0
2011	10.447369	9.578426	-8.32%	0
2010*	10.000000	10.447369	4.47%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.849476	9.280029	-5.78%	0
2013*	10.000000	9.849476	-1.51%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	10.024660	9.754861	-2.69%	0
2013*	10.000000	10.024660	0.25%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.969612	11.298316	3.00%	0
2013	10.229039	10.969612	7.24%	0
2012	9.475725	10.229039	7.95%	0
2011*	10.000000	9.475725	-5.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.822016	12.969840	9.71%	0
2013*	10.000000	11.822016	18.22%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.996735	13.481594	3.73%	0
2013	10.670053	12.996735	21.81%	0
2012	9.333111	10.670053	14.32%	0
2011*	10.000000	9.333111	-6.67%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.851622	-1.48%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.241373	2.41%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.823605	12.047205	1.89%	0
2013*	10.000000	11.823605	18.24%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.557496	11.631080	0.64%	0
2013*	10.000000	11.557496	15.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.597684	15.071086	3.24%	0
2013	11.411398	14.597684	27.92%	0
2012	9.944034	11.411398	14.76%	0
2011	10.750278	9.944034	-7.50%	0
2010*	10.000000	10.750278	7.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.695945	13.082643	3.05%	0
2013	11.207429	12.695945	13.28%	0
2012	10.214100	11.207429	9.73%	0
2011	10.478846	10.214100	-2.53%	0
2010*	10.000000	10.478846	4.79%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.597477	14.065383	3.44%	0
2013	11.351011	13.597477	19.79%	0
2012	10.109924	11.351011	12.28%	0
2011	10.597846	10.109924	-4.60%	0
2010*	10.000000	10.597846	5.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.356844	11.594937	2.10%	0
2013	10.954420	11.356844	3.67%	0
2012	10.314344	10.954420	6.21%	0
2011	10.294100	10.314344	0.20%	0
2010*	10.000000	10.294100	2.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.282818	10.389036	1.03%	0
2013*	10.000000	10.282818	2.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.354848	10.334272	-0.20%	0
2013*	10.000000	10.354848	3.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	13.132013	13.567377	3.32%	0
2013	11.282655	13.132013	16.39%	0
2012	10.162873	11.282655	11.02%	0
2011	10.531712	10.162873	-3.50%	0
2010*	10.000000	10.531712	5.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.960810	14.422503	3.31%	0
2013	11.370065	13.960810	22.79%	0
2012	10.043550	11.370065	13.21%	0
2011	10.663438	10.043550	-5.81%	0
2010*	10.000000	10.663438	6.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.263581	12.611036	2.83%	0
2013	11.158469	12.263581	9.90%	0
2012	10.263472	11.158469	8.72%	0
2011	10.416035	10.263472	-1.46%	0
2010*	10.000000	10.416035	4.16%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.516943	10.897964	3.62%	0
2013	10.867322	10.516943	-3.22%	0
2012	10.268706	10.867322	5.83%	0
2011*	10.000000	10.268706	2.69%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.664087	-3.36%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.750972	-2.49%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.247471	2.47%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.172941	1.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.360609	3.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.263715	2.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.340604	3.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.167793	1.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.262027	10.387878	1.23%	0
2013*	10.000000	10.262027	2.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.326880	10.379852	0.51%	0
2013*	10.000000	10.326880	3.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.328017	3.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.331382	3.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.258877	2.59%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.522297	9.408030	-1.20%	0
2013	9.637949	9.522297	-1.20%	0
2012	9.755328	9.637949	-1.20%	0
2011	9.873477	9.755328	-1.20%	0
2010	9.993387	9.873477	-1.20%	18,020
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.585853	9.838641	2.64%	0
2013*	10.000000	9.585853	-4.14%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.605757	13.260743	-2.54%	0
2013	11.373726	13.605757	19.62%	0
2012	9.965518	11.373726	14.13%	0
2011	11.160337	9.965518	-10.71%	0
2010*	10.000000	11.160337	11.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.016324	-9.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.708011	17.094490	8.83%	0
2013	11.828204	15.708011	32.80%	0
2012	10.308402	11.828204	14.74%	0
2011	10.781874	10.308402	-4.39%	0
2010*	10.000000	10.781874	7.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.780317	16.098771	8.92%	0
2013	11.079079	14.780317	33.41%	0
2012	9.536360	11.079079	16.18%	0
2011	10.278147	9.536360	-7.22%	0
2010*	10.000000	10.278147	2.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.459069	16.866452	2.48%	0
2013	12.018913	16.459069	36.94%	0
2012	10.611265	12.018913	13.27%	0
2011	11.240189	10.611265	-5.60%	0
2010*	10.000000	11.240189	12.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	16.050262	18.556628	15.62%	0
2013	11.973346	16.050262	34.05%	0
2012	10.416462	11.973346	14.95%	0
2011	10.793273	10.416462	-3.49%	0
2010*	10.000000	10.793273	7.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.049126	10.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.754250	7.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.433834	4.34%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.899442	8.99%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.326948	11.851136	27.06%	2,876
2013*	10.000000	9.326948	-6.73%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.077926	10.006180	-0.71%	0
2013	10.189577	10.077926	-1.10%	0
2012	9.962611	10.189577	2.28%	0
2011*	10.000000	9.962611	-0.37%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.135017	9.983765	-1.49%	0
2013*	10.000000	10.135017	1.35%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.671611	9.689517	0.19%	0
2013*	10.000000	9.671611	-3.28%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.892547	10.510759	6.25%	0
2013	9.635244	9.892547	2.67%	0
2012*	10.000000	9.635244	-3.65%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.564072	10.324988	-2.26%	0
2013	10.221921	10.564072	3.35%	0
2012*	10.000000	10.221921	2.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.437371	11.532453	0.83%	0
2013*	10.000000	11.437371	14.37%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.704860	10.624507	-0.75%	0
2013	10.823058	10.704860	-1.09%	0
2012	9.541933	10.823058	13.43%	0
2011*	10.000000	9.541933	-4.58%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.803297	7.882107	-19.60%	0
2013	11.634415	9.803297	-15.74%	0
2012	11.202071	11.634415	3.86%	0
2011	12.262946	11.202071	-8.65%	0
2010*	10.000000	12.262946	22.63%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.894763	11.917091	0.19%	0
2013	12.951202	11.894763	-8.16%	0
2012	11.131226	12.951202	16.35%	0
2011	10.607285	11.131226	4.94%	0
2010*	10.000000	10.607285	6.07%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.204704	11.103573	-0.90%	0
2013	12.137888	11.204704	-7.69%	0
2012	11.674832	12.137888	3.97%	0
2011	10.898960	11.674832	7.12%	0
2010*	10.000000	10.898960	8.99%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.031575	11.134461	0.93%	0
2013	12.211648	11.031575	-9.66%	0
2012	11.566574	12.211648	5.58%	0
2011	10.894412	11.566574	6.17%	0
2010*	10.000000	10.894412	8.94%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.728725	12.982527	1.99%	0
2013	12.196694	12.728725	4.36%	0
2012	10.810666	12.196694	12.82%	0
2011	10.598871	10.810666	2.00%	0
2010*	10.000000	10.598871	5.99%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.123986	10.077336	-0.46%	0
2013	10.270798	10.123986	-1.43%	0
2012	9.830586	10.270798	4.48%	0
2011*	10.000000	9.830586	-1.69%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.480302	10.786061	2.92%	0
2013	10.829940	10.480302	-3.23%	0
2012	10.010745	10.829940	8.18%	0
2011*	10.000000	10.010745	0.11%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.933874	10.103549	1.71%	0
2013*	10.000000	9.933874	-0.66%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	9.019448	7.770648	-13.85%	0
2013	9.333480	9.019448	-3.36%	0
2012	8.460655	9.333480	10.32%	0
2011	11.210706	8.460655	-24.53%	0
2010*	10.000000	11.210706	12.11%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	13.236581	13.039018	-1.49%	0
2013	11.982720	13.236581	10.46%	0
2012	10.483240	11.982720	14.30%	0
2011	10.830175	10.483240	-3.20%	0
2010*	10.000000	10.830175	8.30%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.556001	13.706619	1.11%	0
2013	12.471240	13.556001	8.70%	0
2012	11.060732	12.471240	12.75%	0
2011	10.895699	11.060732	1.51%	0
2010*	10.000000	10.895699	8.96%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.401390	10.115383	-2.75%	0
2013	9.156768	10.401390	13.59%	0
2012	8.026035	9.156768	14.09%	0
2011	11.127401	8.026035	-27.87%	0
2010*	10.000000	11.127401	11.27%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.974898	14.149392	9.05%	0
2013	9.840299	12.974898	31.85%	0
2012	7.466041	9.840299	31.80%	0
2011*	10.000000	7.466041	-25.34%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.687788	9.732954	0.47%	0
2013	8.279361	9.687788	17.01%	0
2012	7.724641	8.279361	7.18%	0
2011*	10.000000	7.724641	-22.75%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.834592	4.095977	-15.28%	0
2013	6.662216	4.834592	-27.43%	0
2012	8.085149	6.662216	-17.60%	0
2011	8.981110	8.085149	-9.98%	0
2010*	10.000000	8.981110	-10.19%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.650220	27.749137	28.17%	418
2013	13.011101	21.650220	66.40%	0
2012	9.359485	13.011101	39.02%	0
2011*	10.000000	9.359485	-6.41%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2014	14.791067	16.289514	10.13%	0
2013	11.537544	14.791067	28.20%	0
2012	10.253833	11.537544	12.52%	0
2011	10.378033	10.253833	-1.20%	0
2010*	10.000000	10.378033	3.78%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.751551	14.976080	8.90%	0
2013	10.835607	13.751551	26.91%	0
2012	9.893142	10.835607	9.53%	0
2011*	10.000000	9.893142	-1.07%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	16.075514	17.861744	11.11%	0
2013	11.632813	16.075514	38.19%	0
2012	9.643228	11.632813	20.63%	0
2011*	10.000000	9.643228	-3.57%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.510837	8.121093	-4.58%	5,483
2013	9.205442	8.510837	-7.55%	0
2012	8.743063	9.205442	5.29%	0
2011	11.020588	8.743063	-20.67%	0
2010*	10.000000	11.020588	10.21%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	13.215902	11.928215	-9.74%	0
2013	10.997075	13.215902	20.18%	0
2012	9.546589	10.997075	15.19%	0
2011	10.604590	9.546589	-9.98%	0
2010*	10.000000	10.604590	6.05%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.315664	14.855205	11.56%	0
2013	10.204123	13.315664	30.49%	0
2012	8.280469	10.204123	23.23%	0
2011*	10.000000	8.280469	-17.20%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.389362	18.808055	22.21%	0
2013	11.145171	15.389362	38.08%	0
2012	9.608417	11.145171	15.99%	0
2011*	10.000000	9.608417	-3.92%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.648807	14.237151	4.31%	0
2013	9.996893	13.648807	36.53%	0
2012	8.737960	9.996893	14.41%	0
2011*	10.000000	8.737960	-12.62%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	12.439670	11.293871	-9.21%	0
2013	10.536784	12.439670	18.06%	0
2012	9.199275	10.536784	14.54%	0
2011	10.869414	9.199275	-15.37%	0
2010*	10.000000	10.869414	8.69%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	15.011129	14.997356	-0.09%	0
2013	10.014733	15.011129	49.89%	0
2012	8.463802	10.014733	18.32%	0
2011*	10.000000	8.463802	-15.36%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.787985	13.042135	1.99%	0
2013	8.731503	12.787985	46.46%	0
2012	7.188106	8.731503	21.47%	0
2011	8.931048	7.188106	-19.52%	0
2010*	10.000000	8.931048	-10.69%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.466494	19.035550	15.60%	0
2013	12.412240	16.466494	32.66%	0
2012	10.808855	12.412240	14.83%	0
2011	10.782960	10.808855	0.24%	0
2010*	10.000000	10.782960	7.83%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.946640	12.281811	-11.94%	0
2013	11.377341	13.946640	22.58%	0
2012	11.191596	11.377341	1.66%	0
2011	11.078398	11.191596	1.02%	0
2010*	10.000000	11.078398	10.78%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.949198	17.629248	17.93%	0
2013	11.495164	14.949198	30.05%	0
2012	10.401958	11.495164	10.51%	0
2011*	10.000000	10.401958	4.02%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.290381	3.227211	-24.78%	4,355
2013	6.997927	4.290381	-38.69%	0
2012	8.288908	6.997927	-15.57%	0
2011*	10.000000	8.288908	-17.11%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.625855	13.124736	23.52%	0
2013	10.744982	10.625855	-1.11%	0
2012	9.281820	10.744982	15.76%	0
2011*	10.000000	9.281820	-7.18%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.757135	3.966880	-31.10%	0
2013	5.002760	5.757135	15.08%	0
2012	5.441004	5.002760	-8.05%	0
2011	8.811344	5.441004	-38.25%	0
2010*	10.000000	8.811344	-11.89%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	11.009116	14.632810	32.92%	0
2013	8.348177	11.009116	31.87%	0
2012	8.817393	8.348177	-5.32%	0
2011*	10.000000	8.817393	-11.83%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.721743	7.405602	-4.09%	0
2013	7.833588	7.721743	-1.43%	0
2012	9.118404	7.833588	-14.09%	0
2011	8.339834	9.118404	9.34%	0
2010*	10.000000	8.339834	-16.60%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.290725	5.373588	1.57%	0
2013	6.779150	5.290725	-21.96%	0
2012	8.593845	6.779150	-21.12%	0
2011	8.543985	8.593845	0.58%	0
2010*	10.000000	8.543985	-14.56%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.296278	3.422000	-20.35%	0
2013	6.159676	4.296278	-30.25%	0
2012	7.677775	6.159676	-19.77%	0
2011	8.680165	7.677775	-11.55%	0
2010*	10.000000	8.680165	-13.20%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.512544	14.601877	16.70%	1,504
2013	10.116028	12.512544	23.69%	0
2012	9.282375	10.116028	8.98%	0
2011*	10.000000	9.282375	-7.18%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	12.140703	12.062888	-0.64%	0
2013	10.964791	12.140703	10.72%	0
2012	9.524936	10.964791	15.12%	0
2011*	10.000000	9.524936	-4.75%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.917086	16.059035	34.76%	0
2013	14.911662	11.917086	-20.08%	0
2012	14.947793	14.911662	-0.24%	0
2011	10.541922	14.947793	41.79%	0
2010*	10.000000	10.541922	5.42%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.993521	34.885720	34.21%	0
2013	14.694224	25.993521	76.90%	0
2012	11.119781	14.694224	32.14%	0
2011	11.390608	11.119781	-2.38%	0
2010*	10.000000	11.390608	13.91%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.844617	1.170877	-36.52%	0
2013	3.634834	1.844617	-49.25%	0
2012	5.679662	3.634834	-36.00%	14,635
2011	7.386631	5.679662	-23.11%	0
2010*	10.000000	7.386631	-26.13%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.988670	14.910767	24.37%	0
2013	10.708600	11.988670	11.95%	0
2012	10.823629	10.708600	-1.06%	0
2011*	10.000000	10.823629	8.24%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	8.448980	8.632978	2.18%	0
2013	6.619695	8.448980	27.63%	0
2012	5.393982	6.619695	22.72%	0
2011	7.019993	5.393982	-23.16%	0
2010	6.285678	7.019993	11.68%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	22.913786	22.227748	-2.99%	0
2013	22.905929	22.913786	0.03%	0
2012	20.939326	22.905929	9.39%	0
2011	25.368923	20.939326	-17.46%	0
2010	20.270061	25.368923	25.15%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	23.254371	30.487155	31.10%	405
2013	15.263468	23.254371	52.35%	0
2012	11.361235	15.263468	34.35%	0
2011	10.397757	11.361235	9.27%	0
2010	9.506614	10.397757	9.37%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.726194	3.081340	-34.80%	0
2013	4.942320	4.726194	-4.37%	0
2012	5.073916	4.942320	-2.59%	0
2011	5.500918	5.073916	-7.76%	0
2010	5.153870	5.500918	6.73%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	26.376059	29.350002	11.28%	0
2013	20.815580	26.376059	26.71%	0
2012	19.321008	20.815580	7.74%	0
2011	17.189380	19.321008	12.40%	0
2010	14.834363	17.189380	15.88%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	17.822962	20.567932	15.40%	0
2013	11.087521	17.822962	60.75%	0
2012	9.579977	11.087521	15.74%	0
2011	8.888281	9.579977	7.78%	0
2010	7.220869	8.888281	23.09%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	9.328624	11.404513	22.25%	0
2013	6.991251	9.328624	33.43%	0
2012	7.002739	6.991251	-0.16%	0
2011	8.486935	7.002739	-17.49%	0
2010	7.840799	8.486935	8.24%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	27.472789	22.087723	-19.60%	0
2013	22.521162	27.472789	21.99%	0
2012	22.260520	22.521162	1.17%	0
2011	23.929806	22.260520	-6.98%	0
2010	20.344094	23.929806	17.63%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	30.900757	21.572235	-30.19%	0
2013	25.245144	30.900757	22.40%	0
2012	25.449729	25.245144	-0.80%	0
2011	28.397251	25.449729	-10.38%	0
2010	22.802431	28.397251	24.54%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	12.393838	10.715496	-13.54%	0
2013	10.125126	12.393838	22.41%	0
2012	8.423831	10.125126	20.20%	0
2011	10.046731	8.423831	-16.15%	0
2010	11.396763	10.046731	-11.85%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.776154	11.986155	11.23%	2,771
2013	8.550809	10.776154	26.02%	0
2012	7.054640	8.550809	21.21%	0
2011	8.392723	7.054640	-15.94%	0
2010	7.427709	8.392723	12.99%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	15.811815	21.036730	33.04%	0
2013	19.577237	15.811815	-19.23%	0
2012	19.237503	19.577237	1.77%	0
2011	13.761647	19.237503	39.79%	0
2010	12.650723	13.761647	8.78%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	19.802944	24.382111	23.12%	1,200
2013	14.133550	19.802944	40.11%	0
2012	12.209849	14.133550	15.76%	0
2011	11.804467	12.209849	3.43%	0
2010	11.190349	11.804467	5.49%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	27.409531	27.610460	0.73%	754
2013	18.344477	27.409531	49.42%	0
2012	15.560514	18.344477	17.89%	0
2011	17.881156	15.560514	-12.98%	0
2010	14.985318	17.881156	19.32%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.122533	0.867658	-22.71%	0
2013	2.024827	1.122533	-44.56%	0
2012	2.643008	2.024827	-23.39%	0
2011	3.668178	2.643008	-27.95%	0
2010	5.326082	3.668178	-31.13%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.168262	3.092300	-25.81%	0
2013	3.660290	4.168262	13.88%	0
2012	3.949491	3.660290	-7.32%	0
2011	5.746561	3.949491	-31.27%	0
2010	6.670820	5.746561	-13.86%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.416142	2.111212	-12.62%	0
2013	3.376399	2.416142	-28.44%	0
2012	4.186103	3.376399	-19.34%	0
2011	4.572186	4.186103	-8.44%	0
2010	6.194293	4.572186	-26.19%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.419881	1.141483	-19.61%	0
2013	2.025609	1.419881	-29.90%	0
2012	2.520171	2.025609	-19.62%	0
2011	2.836528	2.520171	-11.15%	0
2010	3.646530	2.836528	-22.21%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.171668	1.955763	-9.94%	0
2013	3.178594	2.171668	-31.68%	0
2012	3.930939	3.178594	-19.14%	0
2011	4.306457	3.930939	-8.72%	0
2010	6.022583	4.306457	-28.49%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.816916	2.380825	-15.48%	0
2013	3.879987	2.816916	-27.40%	0
2012	4.730489	3.879987	-17.98%	0
2011	5.263868	4.730489	-10.13%	0
2010	6.415889	5.263868	-17.96%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	13.579171	11.348786	-16.43%	0
2013	8.810334	13.579171	54.13%	0
2012	7.424865	8.810334	18.66%	0
2011	10.576357	7.424865	-29.80%	0
2010	9.250023	10.576357	14.34%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	26.475721	28.116368	6.20%	1,171
2013	18.816797	26.475721	40.70%	0
2012	15.698767	18.816797	19.86%	0
2011	15.508848	15.698767	1.22%	0
2010	12.042777	15.508848	28.78%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	32.044060	35.438010	10.59%	0
2013	21.588340	32.044060	48.43%	0
2012	17.575258	21.588340	22.83%	0
2011	19.249818	17.575258	-8.70%	0
2010	14.164399	19.249818	35.90%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	23.524981	31.743850	34.94%	0
2013	13.212148	23.524981	78.06%	0
2012	9.970562	13.212148	32.51%	0
2011	10.160080	9.970562	-1.87%	0
2010	7.511567	10.160080	35.26%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	24.042931	27.898688	16.04%	0
2013	18.076718	24.042931	33.00%	0
2012	15.668967	18.076718	15.37%	0
2011	15.522242	15.668967	0.95%	0
2010	13.259645	15.522242	17.06%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	16.680951	19.544097	17.16%	0
2013	11.331884	16.680951	47.20%	0
2012	9.382594	11.331884	20.78%	0
2011	9.608482	9.382594	-2.35%	0
2010	8.106560	9.608482	18.53%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	12.525183	10.228120	-18.34%	0
2013	23.521481	12.525183	-46.75%	0
2012	24.825150	23.521481	-5.25%	0
2011	33.129362	24.825150	-25.07%	0
2010	24.284651	33.129362	36.42%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	19.662142	23.507392	19.56%	0
2013	19.145771	19.662142	2.70%	0
2012	16.374944	19.145771	16.92%	0
2011	16.206415	16.374944	1.04%	0
2010	13.136654	16.206415	23.37%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	24.405791	26.200121	7.35%	0
2013	18.190357	24.405791	34.17%	0
2012	15.767352	18.190357	15.37%	0
2011	15.155460	15.767352	4.04%	0
2010	12.257915	15.155460	23.64%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	25.982256	26.771181	3.04%	0
2013	16.585072	25.982256	56.66%	0
2012	13.748262	16.585072	20.63%	0
2011	15.845776	13.748262	-13.24%	0
2010	11.634709	15.845776	36.19%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	15.637340	19.258726	23.16%	0
2013	9.381165	15.637340	66.69%	0
2012	7.338659	9.381165	27.83%	0
2011	7.732948	7.338659	-5.10%	0
2010	6.238110	7.732948	23.96%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	18.321629	20.350019	11.07%	0
2013	13.122170	18.321629	39.62%	0
2012	11.721747	13.122170	11.95%	0
2011	11.994359	11.721747	-2.27%	0
2010	9.709475	11.994359	23.53%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	18.656074	20.449323	9.61%	0
2013	12.998853	18.656074	43.52%	0
2012	10.764342	12.998853	20.76%	0
2011	11.251327	10.764342	-4.33%	0
2010	9.464940	11.251327	18.87%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	24.701318	24.025990	-2.73%	0
2013	18.650595	24.701318	32.44%	0
2012	16.266326	18.650595	14.66%	0
2011	16.572498	16.266326	-1.85%	0
2010	12.651779	16.572498	30.99%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	19.185639	20.229889	5.44%	0
2013	14.298953	19.185639	34.18%	0
2012	12.371410	14.298953	15.58%	0
2011	13.485702	12.371410	-8.26%	0
2010	11.362160	13.485702	18.69%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	21.027956	20.775529	-1.20%	0
2013	15.061819	21.027956	39.61%	0
2012	13.783056	15.061819	9.28%	0
2011	13.476377	13.783056	2.28%	0
2010	10.877164	13.476377	23.90%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	18.455313	18.473180	0.10%	0
2013	13.078241	18.455313	41.11%	0
2012	10.996416	13.078241	18.93%	0
2011	12.290379	10.996416	-10.53%	0
2010	9.943753	12.290379	23.60%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.493361	6.672050	21.46%	0
2013	5.730202	5.493361	-4.13%	0
2012	6.188685	5.730202	-7.41%	0
2011	6.542428	6.188685	-5.41%	0
2010	6.934349	6.542428	-5.65%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2014	18.104520	19.721672	8.93%	0
2013	13.534124	18.104520	33.77%	0
2012	12.232887	13.534124	10.64%	0
2011	13.635633	12.232887	-10.29%	0
2010	12.318763	13.635633	10.69%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	9.047611	9.172843	1.38%	0
2013	7.796017	9.047611	16.05%	0
2012	7.525218	7.796017	3.60%	0
2011	8.897941	7.525218	-15.43%	0
2010	7.864728	8.897941	13.14%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	24.881753	30.188422	21.33%	190
2013	16.717909	24.881753	48.83%	0
2012	14.390919	16.717909	16.17%	0
2011	16.387510	14.390919	-12.18%	0
2010	13.361786	16.387510	22.64%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	13.794131	16.748678	21.42%	0
2013	12.287298	13.794131	12.26%	0
2012	12.299437	12.287298	-0.10%	0
2011	10.704842	12.299437	14.90%	0
2010	10.137199	10.704842	5.60%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	10.134737	7.818742	-22.85%	0
2013	10.554988	10.134737	-3.98%	0
2012	10.600667	10.554988	-0.43%	0
2011	11.139483	10.600667	-4.84%	0
2010	11.944618	11.139483	-6.74%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.055599	10.071484	0.16%	0
2013*	10.000000	10.055599	0.56%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.837457	11.016900	1.66%	0
2013	12.021760	10.837457	-9.85%	0
2012	10.322812	12.021760	16.46%	0
2011*	10.000000	10.322812	3.23%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.618363	6.18%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.805479	12.154568	12.49%	0
2013	10.656046	10.805479	1.40%	0
2012	8.300260	10.656046	28.38%	0
2011*	10.000000	8.300260	-17.00%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.425431	11.513648	0.77%	0
2013	9.990390	11.425431	14.36%	0
2012	8.893859	9.990390	12.33%	0
2011*	10.000000	8.893859	-11.06%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.588243	6.864147	-20.08%	0
2013	7.864144	8.588243	9.21%	0
2012	7.699178	7.864144	2.14%	0
2011*	10.000000	7.699178	-23.01%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.990430	9.765292	-2.25%	0
2013	9.625701	9.990430	3.79%	0
2012	9.614864	9.625701	0.11%	0
2011*	10.000000	9.614864	-3.85%	0

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio
March 13, 2015

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
456,647 shares (cost $5,624,206)	$5,434,101
Global Small Capitalization Fund - Class 4 (AMVGS4)
65,285 shares (cost $1,722,491)	1,692,189
Global Allocation V.I. Fund - Class III (MLVGA3)
2,063,968 shares (cost $31,271,053)	29,246,420
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
98,385 shares (cost $655,436)	513,570
Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund (DXVIMF)
14,675 shares (cost $618,229)	669,640
Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (DXVIC)
608 shares (cost $23,198)	22,338
Dynamic VP HY Bond Fund (DXVHY)
66,455 shares (cost $1,084,052)	1,046,465
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
9,125 shares (cost $106,598)	107,859
VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)
152,192 shares (cost $1,897,851)	1,852,179
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
194,907 shares (cost $4,363,693)	3,890,350
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
158,778 shares (cost $2,545,306)	2,575,374
The Merger Fund VL (MGRFV)
94,579 shares (cost $1,060,176)	1,028,079
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
182,203 shares (cost $1,677,609)	1,689,021
Emerging Markets Debt Portfolio - Class II (MSEMB)
432,172 shares (cost $3,577,766)	3,414,160
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
148,320 shares (cost $1,577,153)	1,518,794
Global Real Estate Portfolio - Class II (VKVGR2)
615,761 shares (cost $6,161,418)	6,508,589
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)
90,122 shares (cost $927,121)	884,100
NVIT Flexible Fixed Income Fund Class P (NVFIP)
56,251 shares (cost $563,967)	538,883
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)
60,320 shares (cost $618,834)	617,681
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
950,234 shares (cost $22,265,041)	23,660,819
Federated NVIT High Income Bond Fund - Class I (HIBF)
500,993 shares (cost $3,486,882)	3,331,604
NVIT Emerging Markets Fund - Class I (GEM)
248,878 shares (cost $2,879,821)	2,740,148
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
379,407 shares (cost $4,260,396)	4,131,740
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
1,808,784 shares (cost $21,783,023)	21,416,007
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
1,177,732 shares (cost $14,209,587)	14,227,004
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
1,479,261 shares (cost $16,227,267)	15,754,128

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2,343,713 shares (cost $28,685,511)	28,147,998
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
372,956 shares (cost $4,170,705)	4,143,543
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
1,363,344 shares (cost $16,091,259)	15,623,922
NVIT Core Plus Bond Fund - Class II (NVLCP2)
1,076,427 shares (cost $12,480,640)	12,303,562
NVIT Nationwide Fund - Class I (TRF)
219,485 shares (cost $3,022,201)	3,208,866
NVIT Government Bond Fund - Class I (GBF)
596,814 shares (cost $6,668,651)	6,606,733
American Century NVIT Growth Fund -Class II (CAF2)
87,524 shares (cost $1,219,652)	1,272,594
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
502,935 shares (cost $6,345,213)	6,502,951
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
132,159 shares (cost $2,026,042)	2,044,494
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
238,634 shares (cost $4,249,639)	4,252,465
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
952,422 shares (cost $10,141,896)	9,933,765
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
1,370,190 shares (cost $17,894,914)	18,305,734
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
535,700 shares (cost $7,290,080)	7,430,156
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
813,711 shares (cost $9,769,780)	9,683,155
NVIT Money Market Fund - Class I (SAM)
108,225 shares (cost $108,225)	108,225
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
267,193 shares (cost $3,181,763)	2,944,472
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
365,111 shares (cost $4,000,950)	3,654,759
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
337,204 shares (cost $4,485,827)	4,501,676
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
482,724 shares (cost $5,807,878)	5,667,177
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
20,435 shares (cost $174,161)	257,069
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
360,555 shares (cost $4,617,404)	4,434,821
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
740,247 shares (cost $9,199,246)	8,764,520
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
117,484 shares (cost $2,502,055)	2,464,805
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
313,309 shares (cost $4,995,878)	4,969,087
NVIT Multi-Manager Small Company Fund - Class I (SCF)
143,021 shares (cost $3,448,666)	3,353,850
NVIT Multi-Sector Bond Fund - Class I (MSBF)
399,049 shares (cost $3,737,690)	3,639,325
NVIT Short Term Bond Fund - Class II (NVSTB2)
970,135 shares (cost $10,147,947)	10,060,305
NVIT Real Estate Fund - Class II (NVRE2)
534,994 shares (cost $4,407,436)	4,493,946

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Money Market Fund - Class II (NVMM2)
206,063,589 shares (cost $206,063,589)	206,063,589
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
520,998 shares (cost $5,939,173)	6,027,952
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
137,429 shares (cost $1,682,309)	1,632,653
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
56,156 shares (cost $617,709)	583,464
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
93,929 shares (cost $1,016,994)	976,860
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
48,360 shares (cost $513,704)	513,588
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
30,658 shares (cost $329,230)	324,362
7Twelve Balanced Portfolio (NO7TB)
167,183 shares (cost $1,951,173)	1,885,826
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
338,058 shares (cost $3,331,862)	3,664,544
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
1,054,048 shares (cost $11,060,154)	10,392,913
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
1,594,436 shares (cost $15,697,533)	15,673,305
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)
360,505 shares (cost $3,776,299)	3,767,279
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
156,382 shares (cost $1,953,016)	1,884,407
VP Income & Growth Fund - Class III (ACVIG3)
1,267,559 shares (cost $12,000,046)	12,815,020
VP Inflation Protection Fund - Class II (ACVIP2)
999,919 shares (cost $10,600,235)	10,389,157
VP Ultra(R) Fund - Class III (ACVU3)
64,796 shares (cost $903,507)	1,043,857
VP Value Fund - Class III (ACVV3)
1,755,760 shares (cost $14,532,088)	16,521,699
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
50,653 shares (cost $1,154,278)	1,163,504
Quality Bond Fund II - Primary Shares (FQB)
459 shares (cost $5,060)	5,242
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
109,624 shares (cost $1,879,248)	1,844,969
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)
227,449 shares (cost $5,696,893)	8,331,458
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
584,512 shares (cost $13,144,075)	13,829,555
VIP Growth Portfolio - Service Class 2 R (FG2R)
610,112 shares (cost $37,847,393)	38,138,098
VIP High Income Portfolio - Service Class 2R (FHI2R)
681,248 shares (cost $3,950,765)	3,658,299
Franklin Income Securities Fund - Class 2 (FTVIS2)
815,766 shares (cost $13,479,207)	13,052,260
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
180,552 shares (cost $4,159,851)	3,991,994
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
838,730 shares (cost $6,020,790)	6,223,375
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
103,571 shares (cost $1,710,548)	2,016,521

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
241,671 shares (cost $2,025,505)	1,836,703
Global Securities Fund/VA - Service Class (OVGSS)
70,929 shares (cost $2,828,446)	2,774,047
All Asset Portfolio - Advisor Class (PMVAAD)
1,049,495 shares (cost $11,884,407)	10,988,217
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
195,757 shares (cost $2,179,458)	2,061,324
Low Duration Portfolio - Advisor Class (PMVLAD)
1,309,466 shares (cost $13,946,332)	13,854,154
Total Return Portfolio - Advisor Class (PMVTRD)
1,345,733 shares (cost $15,064,401)	15,072,213
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
328,100 shares (cost $2,130,662)	1,610,969
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
329,605 shares (cost $4,534,902)	4,182,681
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
567,145 shares (cost $7,151,749)	6,777,386
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
1,794,653 shares (cost $14,418,600)	14,195,707
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
27,787 shares (cost $654,118)	594,914
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
64,609 shares (cost $662,165)	619,598
VP UltraShort NASDAQ-100 (PROUSN)
31,671 shares (cost $527,963)	535,564
VP Access High Yield Fund (PROAHY)
247,725 shares (cost $7,268,289)	7,265,777
VP Asia 30 (PROA30)
25,104 shares (cost $1,405,341)	1,382,240
VP Banks (PROBNK)
65,508 shares (cost $1,141,967)	1,188,973
VP Basic Materials (PROBM)
34,496 shares (cost $2,037,002)	1,933,839
VP Bear (PROBR)
154,099 shares (cost $1,587,329)	1,502,464
VP Biotechnology (PROBIO)
178,479 shares (cost $11,910,850)	12,338,245
VP Bull (PROBL)
958,961 shares (cost $39,669,122)	39,528,359
VP Consumer Goods (PROCG)
163,972 shares (cost $8,764,956)	9,185,721
VP Consumer Services (PROCS)
162,261 shares (cost $10,029,468)	10,409,065
VP Emerging Markets (PROEM)
129,784 shares (cost $3,004,606)	2,987,619
VP Europe 30 (PROE30)
136,361 shares (cost $3,410,538)	3,184,026
VP Financials (PROFIN)
110,390 shares (cost $3,394,125)	3,480,600
VP Health Care (PROHC)
211,123 shares (cost $12,740,855)	13,490,738
VP Industrials (PROIND)
58,641 shares (cost $3,417,670)	3,536,642
VP International (PROINT)
110,998 shares (cost $2,280,962)	2,237,728

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VP Internet (PRONET)
	25,168 shares (cost $1,890,554)	1,950,041
VP Japan (PROJP)
	167,682 shares (cost $1,661,490)	1,732,159
VP NASDAQ-100 (PRON)
	515,631 shares (cost $17,825,016)	17,742,869
VP Oil & Gas (PROOG)
	239,265 shares (cost $11,726,090)	10,659,238
VP Pharmaceuticals (PROPHR)
	109,917 shares (cost $4,184,737)	4,274,660
VP Precious Metals (PROPM)
	108,398 shares (cost $1,849,869)	1,943,577
VP Real Estate (PRORE)
	105,420 shares (cost $6,389,409)	6,623,526
VP Rising Rates Opportunity (PRORRO)
	108,331 shares (cost $627,072)	614,238
VP Semiconductor (PROSCN)
	164,908 shares (cost $5,156,715)	5,387,560
VP Short Emerging Markets (PROSEM)
	3,675 shares (cost $47,169)	46,269
VP Short International (PROSIN)
	33,453 shares (cost $439,519)	442,253
VP Short NASDAQ-100 (PROSN)
	19,521 shares (cost $382,209)	381,628
VP Technology (PROTEC)
	217,762 shares (cost $5,806,615)	5,892,636
VP Telecommunications (PROTEL)
	66,984 shares (cost $589,359)	570,699
VP U.S. Government Plus (PROGVP)
	105,313 shares (cost $2,518,866)	2,539,098
VP UltraNASDAQ-100 (PROUN)
	89,863 shares (cost $6,339,411)	6,287,696
VP Utilities (PROUTL)
	123,631 shares (cost $5,200,252)	5,370,536
Global Managed Futures Strategy (RVMFU)
	160,981 shares (cost $3,091,909)	3,359,676
Variable Fund - Long Short Equity Fund (RSRF)
	517,779 shares (cost $6,791,891)	7,808,111
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
	383,606 shares (cost $14,726,890)	15,543,718
Variable Trust - Banking Fund (RBKF)
	161,757 shares (cost $2,135,487)	1,926,523
Variable Trust - Basic Materials Fund (RBMF)
	170,244 shares (cost $4,073,192)	3,602,368
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
	373,426 shares (cost $10,294,233)	9,985,400
Variable Trust - Biotechnology Fund (RBF)
	178,821 shares (cost $12,449,698)	13,717,393
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
	861,680 shares (cost $22,915,832)	22,412,304
Variable Trust - Commodities Strategy Fund (RVCMD)
	338,698 shares (cost $3,513,758)	2,425,081
Variable Trust - Consumer Products Fund (RCPF)
	146,851 shares (cost $8,928,478)	8,838,962
Variable Trust - Dow 2x Strategy Fund (RVLDD)
	85,137 shares (cost $9,602,919)	9,586,454

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Variable Trust - Electronics Fund (RELF)
93,014 shares (cost $4,269,225)	4,465,599
Variable Trust - Energy Fund (RENF)
701,053 shares (cost $20,727,351)	15,843,796
Variable Trust - Energy Services Fund (RESF)
788,382 shares (cost $14,441,078)	11,202,902
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
85,019 shares (cost $1,450,946)	1,362,851
Variable Trust - Financial Services Fund (RFSF)
345,114 shares (cost $7,411,435)	7,747,808
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
271,657 shares (cost $11,853,334)	12,297,908
Variable Trust - Health Care Fund (RHCF)
328,375 shares (cost $18,672,681)	19,315,044
Variable Trust - Internet Fund (RINF)
181,167 shares (cost $3,887,905)	3,583,481
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
49,244 shares (cost $1,702,700)	1,679,727
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
66,077 shares (cost $2,391,206)	2,388,701
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
21,225 shares (cost $739,711)	698,317
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
15,726 shares (cost $390,418)	392,211
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
41,994 shares (cost $1,237,646)	1,245,958
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
120,922 shares (cost $2,025,406)	2,018,190
Variable Trust - Japan 2x Strategy Fund (RLCJ)
96,172 shares (cost $1,213,303)	881,895
Variable Trust - Leisure Fund (RLF)
56,278 shares (cost $5,286,733)	4,941,787
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
88,156 shares (cost $3,060,843)	3,088,999
Variable Fund - Multi-Hedge Strategies (RVARS)
282,004 shares (cost $6,397,959)	6,714,514
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
746,354 shares (cost $34,550,536)	31,048,332
Variable Trust - NASDAQ-100(R) Fund (ROF)
564,794 shares (cost $19,300,405)	19,033,549
Variable Trust - Nova Fund (RNF)
81,477 shares (cost $12,532,156)	12,705,512
Variable Trust - Precious Metals Fund (RPMF)
295,583 shares (cost $10,750,411)	8,158,079
Variable Trust - Real Estate Fund (RREF)
297,977 shares (cost $10,548,314)	10,849,358
Variable Trust - Retailing Fund (RRF)
226,273 shares (cost $4,307,378)	4,394,223
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
103,269 shares (cost $5,487,262)	5,575,488
Variable Trust - S&P 500 2x Strategy Fund (RTF)
73,374 shares (cost $16,555,023)	16,675,786
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
1,315,882 shares (cost $66,292,127)	62,517,541
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
292,059 shares (cost $42,747,865)	41,597,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
555,939 shares (cost $21,709,626)	18,929,710
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
102,877 shares (cost $11,741,757)	11,065,417
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
327,754 shares (cost $14,893,273)	14,965,256
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
69,719 shares (cost $9,729,710)	9,163,924
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
89,058 shares (cost $3,601,435)	3,757,363
Variable Trust - Technology Fund (RTEC)
138,011 shares (cost $9,386,500)	9,837,431
Variable Trust - Telecommunications Fund (RTEL)
21,433 shares (cost $1,160,275)	1,138,329
Variable Trust - Transportation Fund (RTRF)
335,218 shares (cost $9,605,959)	10,200,677
Variable Trust - Utilities Fund (RUTL)
349,374 shares (cost $8,734,130)	8,856,632
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
28,226 shares (cost $543,534)	525,008
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
255,808 shares (cost $6,720,216)	6,709,840
Series M (Macro Opportunities Series) (GSBLMO)
37,489 shares (cost $980,833)	996,836
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
160,076 shares (cost $5,237,945)	4,061,119
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
180,523 shares (cost $1,802,170)	1,819,667
Variable Insurance Portfolios - Asset Strategy (WRASP)
2,404,814 shares (cost $28,343,693)	26,136,242

Total Investments	$1,524,710,065

Accounts Receivable-VP Short Emerging Markets (PROSEM)	17
Accounts Receivable-Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	18,410

Accounts Payable-Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)	(11,976)
Other Accounts Payable	(28,596)

$1,524,687,920

Contract Owners’ Equity:
Accumulation units	1,524,598,631
Contracts in payout (annuitization) period (note 1f)	89,289

Total Contract Owners’ Equity (note 5)	$1,524,687,920

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	AAEIP3	AMVGS4	MLVGA3	CSCRS	DXVIMF	DXVIC	DXVHY
Reinvested dividends	$16,972,937	6,156	1,131	656,108	-	-	-	55,862
Mortality and expense risk charges (note 2)	(21,082,048)	(33,335)	(24,585)	(397,912)	(15,260)	(5,381)	(141)	(41,379)

Net investment income (loss)	(4,109,111)	(27,179)	(23,454)	258,196	(15,260)	(5,381)	(141)	14,483

Realized gain (loss) on investments	41,898,152	141,105	47,490	869,702	(78,148)	82,804	(65)	60,365
Change in unrealized gain (loss) on investments	(79,705,914)	(192,688)	(71,153)	(3,513,334)	(102,947)	51,411	(860)	(77,295)

Net gain (loss) on investments	(37,807,762)	(51,583)	(23,663)	(2,643,632)	(181,095)	134,215	(925)	(16,930)

Reinvested capital gains	65,899,099	33,107	7,929	2,519,267	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,982,226	(45,655)	(39,188)	133,831	(196,355)	128,834	(1,066)	(2,447)

Investment Activity:	GVGMNS	IVBRA2	LZREMS	MVGTAS	MGRFV	MSGI2	MSEMB	MSVGT2
Reinvested dividends	$38	-	68,609	59,772	13,150	-	127,165	10,243
Mortality and expense risk charges (note 2)	(957)	(15,436)	(32,274)	(31,093)	(10,454)	(7,135)	(37,494)	(20,493)

Net investment income (loss)	(919)	(15,436)	36,335	28,679	2,696	(7,135)	89,671	(10,250)

Realized gain (loss) on investments	66	13,592	35,228	18,805	(945)	3,377	(77,999)	32,357
Change in unrealized gain (loss) on investments	1,261	(45,535)	(425,773)	(7,525)	(32,119)	11,413	(79,110)	(134,661)

Net gain (loss) on investments	1,327	(31,943)	(390,545)	11,280	(33,064)	14,790	(157,109)	(102,304)

Reinvested capital gains	839	80,582	32,071	2,911	5,280	-	17,667	113,574

Net increase (decrease) in contract owners’ equity resulting from operations	$1,247	33,203	(322,139)	42,870	(25,088)	7,655	(49,771)	1,020

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	VKVGR2	NVFMGP	NVFIP	NLFOSP	GVAAA2	HIBF	GEM	NVCRA2
Reinvested dividends	$35,019	17,961	13,694	4,272	205,897	133,945	26,304	92,141
Mortality and expense risk charges (note 2)	(70,860)	(6,637)	(5,530)	(5,156)	(322,444)	(35,655)	(34,947)	(64,239)

Net investment income (loss)	(35,841)	11,324	8,164	(884)	(116,547)	98,290	(8,643)	27,902

Realized gain (loss) on investments	108,383	(11,517)	(16,238)	2,168	832,332	3,118	43,331	(25,422)
Change in unrealized gain (loss) on investments	408,795	(43,021)	(25,084)	(1,153)	(179,069)	(155,278)	(139,673)	(324,656)

Net gain (loss) on investments	517,178	(54,538)	(41,322)	1,015	653,263	(152,160)	(96,342)	(350,078)

Reinvested capital gains	-	27,626	-	2,611	33,844	-	-	237,486

Net increase (decrease) in contract owners’ equity resulting from operations	$481,337	(15,588)	(33,158)	2,742	570,560	(53,870)	(104,985)	(84,690)

Investment Activity:	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVLCP2	TRF
Reinvested dividends	$369,777	302,047	315,433	688,953	245,313	304,123	292,874	23,081
Mortality and expense risk charges (note 2)	(123,831)	(152,830)	(169,476)	(415,750)	(212,184)	(117,872)	(140,902)	(20,886)

Net investment income (loss)	245,946	149,217	145,957	273,203	33,129	186,251	151,972	2,195

Realized gain (loss) on investments	318,494	301,152	9,425	383,707	(1,147,067)	122,949	55,067	31,996
Change in unrealized gain (loss) on investments	(635,235)	(508,666)	(442,504)	(1,233,844)	(432,486)	(560,639)	(84,231)	186,665

Net gain (loss) on investments	(316,741)	(207,514)	(433,079)	(850,137)	(1,579,553)	(437,690)	(29,164)	218,661

Reinvested capital gains	187,789	328,627	356,098	763,433	1,502,430	223,586	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$116,994	270,330	68,976	186,499	(43,994)	(27,853)	122,808	220,856

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GBF	CAF2	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA
Reinvested dividends	$79,643	4,957	92,230	31,532	60,749	162,928	277,227	109,397
Mortality and expense risk charges (note 2)	(71,905)	(8,920)	(63,451)	(16,397)	(21,603)	(102,359)	(166,169)	(69,239)

Net investment income (loss)	7,738	(3,963)	28,779	15,135	39,146	60,569	111,058	40,158

Realized gain (loss) on investments	157,206	21,753	30,277	2,026	11,233	3,205	54,521	34,413
Change in unrealized gain (loss) on investments	(61,919)	50,168	157,738	18,452	2,827	(208,130)	410,820	140,076

Net gain (loss) on investments	95,287	71,921	188,015	20,478	14,060	(204,925)	465,341	174,489

Reinvested capital gains	-	-	-	6,646	23,054	314,709	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$103,025	67,958	216,794	42,259	76,260	170,353	576,399	214,647

Investment Activity:	GVDMC	SAM	NVMIG6	GVDIV2	NVMLG2	NVMLV2	NVMMG1	NVMMG2
Reinvested dividends	$156,890	-	78,638	59,790	12,046	56,114	-	-
Mortality and expense risk charges (note 2)	(107,237)	(1,641)	(55,006)	(37,777)	(58,006)	(76,009)	(3,728)	(48,824)

Net investment income (loss)	49,653	(1,641)	23,632	22,013	(45,960)	(19,895)	(3,728)	(48,824)

Realized gain (loss) on investments	121,973	-	236,804	(45,664)	361,430	403,747	22,861	(102,494)
Change in unrealized gain (loss) on investments	(86,625)	-	(522,808)	(346,191)	(279,296)	(409,053)	(48,855)	(406,857)

Net gain (loss) on investments	35,348	-	(286,004)	(391,855)	82,134	(5,306)	(25,994)	(509,351)

Reinvested capital gains	180,447	-	154,938	-	291,964	474,909	34,269	342,651

Net increase (decrease) in contract owners’ equity resulting from operations	$265,448	(1,641)	(107,434)	(369,842)	328,138	449,708	4,547	(215,524)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB2	NVRE2	NVMM2
Reinvested dividends	$96,274	-	9,112	5,731	89,115	70,430	114,312	-
Mortality and expense risk charges (note 2)	(91,739)	(20,140)	(30,048)	(30,781)	(35,175)	(90,889)	(33,491)	(3,087,139)

Net investment income (loss)	4,535	(20,140)	(20,936)	(25,050)	53,940	(20,459)	80,821	(3,087,139)

Realized gain (loss) on investments	247,312	(39,076)	(20,969)	(208,924)	34,227	1,961	(933,242)	-
Change in unrealized gain (loss) on investments	(624,135)	(37,250)	(26,791)	(94,816)	(93,446)	(44,286)	90,467	-

Net gain (loss) on investments	(376,823)	(76,326)	(47,760)	(303,740)	(59,219)	(42,325)	(842,775)	-

Reinvested capital gains	1,251,663	265,989	292,184	500,313	-	-	1,021,844	-

Net increase (decrease) in contract owners’ equity resulting from operations	$879,375	169,523	223,488	171,523	(5,279)	(62,784)	259,890	(3,087,139)

Investment Activity:	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	NO7TB	NOVMH2
Reinvested dividends	$72,277	20,343	14,626	23,118	6,244	4,546	4,696	-
Mortality and expense risk charges (note 2)	(66,126)	(22,262)	(5,864)	(7,956)	(2,725)	(1,588)	(16,106)	(44,783)

Net investment income (loss)	6,151	(1,919)	8,762	15,162	3,519	2,958	(11,410)	(44,783)

Realized gain (loss) on investments	26,993	63,794	8,010	5,474	594	1	5,138	(24,159)
Change in unrealized gain (loss) on investments	(107,048)	(117,439)	(34,236)	(40,134)	(135)	(4,803)	(65,346)	293,134

Net gain (loss) on investments	(80,055)	(53,645)	(26,226)	(34,660)	459	(4,802)	(60,208)	268,975

Reinvested capital gains	64,444	55,367	10,163	16,459	417	425	3,121	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,460)	(197)	(7,301)	(3,039)	4,395	(1,419)	(68,497)	224,192

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NOVPI2	NOTBBA	PMUBA	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3
Reinvested dividends	$355,027	89,555	21,758	31,847	146,033	129,248	3,837	152,774
Mortality and expense risk charges (note 2)	(188,953)	(206,849)	(28,496)	(22,623)	(100,593)	(138,717)	(11,167)	(143,593)

Net investment income (loss)	166,074	(117,294)	(6,738)	9,224	45,440	(9,469)	(7,330)	9,181

Realized gain (loss) on investments	191,652	79,406	17,897	44,505	841,918	(542,169)	71,368	1,046,082
Change in unrealized gain (loss) on investments	(754,582)	(37,233)	(8,977)	(150,421)	(204,704)	392,255	14,900	45,058

Net gain (loss) on investments	(562,930)	42,173	8,920	(105,916)	637,214	(149,914)	86,268	1,091,140

Reinvested capital gains	155,571	-	-	203,668	-	163,231	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(241,285)	(75,121)	2,182	106,976	682,654	3,848	78,938	1,100,321

Investment Activity:	DVMCSS	FQB	FAM2	FC2R	FEI2R	FG2R	FHI2R	FTVIS2
Reinvested dividends	$-	194	23,637	58,768	373,489	44,979	206,300	508,351
Mortality and expense risk charges (note 2)	(4,558)	(67)	(26,383)	(115,865)	(182,038)	(254,210)	(93,562)	(142,771)

Net investment income (loss)	(4,558)	127	(2,746)	(57,097)	191,451	(209,231)	112,738	365,580

Realized gain (loss) on investments	1,719	2	194,617	928,318	470,193	3,302,279	(945,559)	1,591
Change in unrealized gain (loss) on investments	9,226	(3)	(212,121)	(222,618)	(42,482)	(1,642,415)	(197,163)	(553,292)

Net gain (loss) on investments	10,945	(1)	(17,504)	705,700	427,711	1,659,864	(1,142,722)	(551,701)

Reinvested capital gains	-	-	89,523	166,733	185,750	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,387	126	69,273	815,336	804,912	1,450,633	(1,029,984)	(186,121)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FTVMD2	FTVFA2	SBVI	LPWHY2	OVGSS	PMVAAD	PMVFAD	PMVLAD
Reinvested dividends	$82,026	157,592	35,407	125,194	17,034	593,656	49,775	141,829
Mortality and expense risk charges (note 2)	(50,312)	(74,978)	(26,763)	(138,956)	(30,488)	(183,346)	(35,817)	(215,875)

Net investment income (loss)	31,714	82,614	8,644	(13,762)	(13,454)	410,310	13,958	(74,046)

Realized gain (loss) on investments	124,329	(403,689)	34,662	268,939	44,628	(166,337)	43,927	121,515
Change in unrealized gain (loss) on investments	(417,118)	353,639	251	156,563	(91,191)	(363,895)	(72,094)	(160,449)

Net gain (loss) on investments	(292,789)	(50,050)	34,913	425,502	(46,563)	(530,232)	(28,167)	(38,934)

Reinvested capital gains	253,853	4,807	148,678	-	89,626	-	5,941	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,222)	37,371	192,235	411,740	29,609	(119,922)	(8,268)	(112,980)

Investment Activity:	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2	PROUSN
Reinvested dividends	$394,201	5,858	240,839	147,117	1,663,695	1,510	33,895	-
Mortality and expense risk charges (note 2)	(308,324)	(31,695)	(64,875)	(94,397)	(450,211)	(10,938)	(11,373)	(14,871)

Net investment income (loss)	85,877	(25,837)	175,964	52,720	1,213,484	(9,428)	22,522	(14,871)

Realized gain (loss) on investments	(298,564)	(51,380)	(204,900)	(399,439)	(32,239)	(23,129)	(4,923)	(558,465)
Change in unrealized gain (loss) on investments	673,085	(418,254)	(69,312)	119,314	(539,192)	(91,466)	(52,996)	14,426

Net gain (loss) on investments	374,521	(469,634)	(274,212)	(280,125)	(571,431)	(114,595)	(57,919)	(544,039)

Reinvested capital gains	-	-	83,395	203,308	-	4,294	29,779	-

Net increase (decrease) in contract owners’ equity resulting from operations	$460,398	(495,471)	(14,853)	(24,097)	642,053	(119,729)	(5,618)	(558,910)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO	PROBL	PROCG
Reinvested dividends	$3,290,287	1,640	1,682	44,631	-	-	-	36,520
Mortality and expense risk charges (note 2)	(771,355)	(36,966)	(26,217)	(73,594)	(26,355)	(130,136)	(233,469)	(64,496)

Net investment income (loss)	2,518,932	(35,326)	(24,535)	(28,963)	(26,355)	(130,136)	(233,469)	(27,976)

Realized gain (loss) on investments	(2,369,880)	5,528	37,551	332,673	(657,661)	1,312,915	923,278	264,478
Change in unrealized gain (loss) on investments	(1,477,742)	(81,248)	(41,554)	(229,635)	(18,823)	(122,579)	(182,080)	348,126

Net gain (loss) on investments	(3,847,622)	(75,720)	(4,003)	103,038	(676,484)	1,190,336	741,198	612,604

Reinvested capital gains	1,094,952	-	-	-	-	419,243	651,704	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(233,738)	(111,046)	(28,538)	74,075	(702,839)	1,479,443	1,159,433	584,628

Investment Activity:	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND	PROINT	PRONET
Reinvested dividends	$-	13,350	44,956	3,085	3,922	6,559	-	-
Mortality and expense risk charges (note 2)	(46,841)	(114,710)	(60,123)	(48,776)	(131,425)	(57,372)	(53,573)	(43,788)

Net investment income (loss)	(46,841)	(101,360)	(15,167)	(45,691)	(127,503)	(50,813)	(53,573)	(43,788)

Realized gain (loss) on investments	89,858	(43,477)	(53,353)	453,662	1,194,029	501,933	(392,718)	(73,865)
Change in unrealized gain (loss) on investments	70,595	(35,336)	(380,672)	(30,064)	518,321	(487,390)	(239,829)	(159,051)

Net gain (loss) on investments	160,453	(78,813)	(434,025)	423,598	1,712,350	14,543	(632,547)	(232,916)

Reinvested capital gains	1,631	-	-	-	-	-	363,217	155,349

Net increase (decrease) in contract owners’ equity resulting from operations	$115,243	(180,173)	(449,192)	377,907	1,584,847	(36,270)	(322,903)	(121,355)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS
Year Ended December 31, 2014

Investment Activity:	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSCN
Reinvested dividends	$-	-	29,508	25,291	-	88,043	-	3,089
Mortality and expense risk charges (note 2)	(41,305)	(119,662)	(98,204)	(59,217)	(39,542)	(74,355)	(22,791)	(32,187)

Net investment income (loss)	(41,305)	(119,662)	(68,696)	(33,926)	(39,542)	13,688	(22,791)	(29,098)

Realized gain (loss) on investments	(1,418,320)	1,125,351	(95,127)	402,601	(636,649)	511,256	(533,386)	416,811
Change in unrealized gain (loss) on investments	(76,489)	(269,598)	(1,306,723)	10,202	34,481	299,842	(42,452)	216,213

Net gain (loss) on investments	(1,494,809)	855,753	(1,401,850)	412,803	(602,168)	811,098	(575,838)	633,024

Reinvested capital gains	1,231,498	350,423	477,309	126,265	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(304,616)	1,086,514	(993,237)	505,142	(641,710)	824,786	(598,629)	603,926

Investment Activity:	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP	PROUN	PROUTL
Reinvested dividends	$-	-	-	-	31,730	5,710	-	106,832
Mortality and expense risk charges (note 2)	(3,318)	(10,316)	(10,003)	(88,202)	(11,160)	(46,004)	(61,890)	(76,000)

Net investment income (loss)	(3,318)	(10,316)	(10,003)	(88,202)	20,570	(40,294)	(61,890)	30,832

Realized gain (loss) on investments	(113,557)	(2,773)	(397,414)	697,907	(10,985)	801,635	1,536,139	718,956
Change in unrealized gain (loss) on investments	3,317	27,926	10,104	(124,064)	(17,724)	42,051	(86,427)	166,268

Net gain (loss) on investments	(110,240)	25,153	(387,310)	573,843	(28,709)	843,686	1,449,712	885,224

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(113,558)	14,837	(397,313)	485,641	(8,139)	803,392	1,387,822	916,056

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	RVMFU	RSRF	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR
Reinvested dividends	$-	-	41,261	23,496	150,586	55,541	-	127,098
Mortality and expense risk charges (note 2)	(50,210)	(118,360)	(223,762)	(24,912)	(67,997)	(141,507)	(165,338)	(305,662)

Net investment income (loss)	(50,210)	(118,360)	(182,501)	(1,416)	82,589	(85,966)	(165,338)	(178,564)

Realized gain (loss) on investments	183,710	476,304	903,628	(32,725)	(184,128)	420,196	1,836,024	452,119
Change in unrealized gain (loss) on investments	289,461	(278,444)	(1,609,481)	(256,330)	(449,668)	(1,361,247)	850,613	(1,251,752)

Net gain (loss) on investments	473,171	197,860	(705,853)	(289,055)	(633,796)	(941,051)	2,686,637	(799,633)

Reinvested capital gains	-	-	1,119,869	282,260	285,531	1,114,760	-	946,978

Net increase (decrease) in contract owners’ equity resulting from operations	$422,961	79,500	231,515	(8,211)	(265,676)	87,743	2,521,299	(31,219)

Investment Activity:	RVCMD	RCPF	RVLDD	RELF	RENF	RESF	RLCE	RFSF
Reinvested dividends	$-	49,879	-	-	20,669	-	29,540	39,187
Mortality and expense risk charges (note 2)	(45,199)	(109,981)	(123,645)	(51,654)	(177,348)	(138,574)	(42,356)	(90,032)

Net investment income (loss)	(45,199)	(60,102)	(123,645)	(51,654)	(156,679)	(138,574)	(12,816)	(50,845)

Realized gain (loss) on investments	(29,757)	636,170	(464,875)	406,145	142,778	(2,709,752)	(539,005)	443,330
Change in unrealized gain (loss) on investments	(1,085,189)	(324,965)	(978,760)	117,739	(5,056,504)	(3,076,318)	(215,115)	198,643

Net gain (loss) on investments	(1,114,946)	311,205	(1,443,635)	523,884	(4,913,726)	(5,786,070)	(754,120)	641,973

Reinvested capital gains	-	592,993	2,795,138	-	1,805,278	1,268,083	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,160,145)	844,096	1,227,858	472,230	(3,265,127)	(4,656,561)	(766,936)	591,128

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	RUGB	RHCF	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC
Reinvested dividends	$96,116	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(159,838)	(217,257)	(77,905)	(35,499)	(67,471)	(12,622)	(12,036)	(29,366)

Net investment income (loss)	(63,722)	(217,257)	(77,905)	(35,499)	(67,471)	(12,622)	(12,036)	(29,366)

Realized gain (loss) on investments	2,681,373	2,777,411	349,470	(498,686)	(2,210,303)	(80,672)	(283,602)	(135,495)
Change in unrealized gain (loss) on investments	746,859	(378,502)	(841,487)	85,278	(68,121)	(16,193)	14,251	12,918

Net gain (loss) on investments	3,428,232	2,398,909	(492,017)	(413,408)	(2,278,424)	(96,865)	(269,351)	(122,577)

Reinvested capital gains	-	672,639	381,276	-	247,206	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,364,510	2,854,291	(188,646)	(448,907)	(2,098,689)	(109,487)	(281,387)	(151,943)

Investment Activity:	RUF	RLCJ	RLF	RMED	RVARS	RVF	ROF	RNF
Reinvested dividends	$-	-	11,266	-	-	-	-	11,919
Mortality and expense risk charges (note 2)	(41,984)	(18,072)	(70,092)	(55,863)	(96,213)	(238,766)	(225,576)	(162,766)

Net investment income (loss)	(41,984)	(18,072)	(58,826)	(55,863)	(96,213)	(238,766)	(225,576)	(150,847)

Realized gain (loss) on investments	(716,385)	(789,422)	701,351	142,833	46,369	(2,248,087)	3,710,674	2,270,505
Change in unrealized gain (loss) on investments	25,376	(406,155)	(1,130,567)	(285,631)	250,516	(4,770,138)	(1,067,072)	101,351

Net gain (loss) on investments	(691,009)	(1,195,577)	(429,216)	(142,798)	296,885	(7,018,225)	2,643,602	2,371,856

Reinvested capital gains	-	703,066	707,576	407,497	-	10,822,487	870,062	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(732,993)	(510,583)	219,534	208,836	200,672	3,565,496	3,288,088	2,221,009

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	RPMF	RREF	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG
Reinvested dividends	$16,117	116,923	-	-	-	-	162,204	-
Mortality and expense risk charges (note 2)	(172,473)	(149,188)	(42,275)	(66,781)	(205,840)	(725,220)	(674,202)	(344,056)

Net investment income (loss)	(156,356)	(32,265)	(42,275)	(66,781)	(205,840)	(725,220)	(511,998)	(344,056)

Realized gain (loss) on investments	(1,085,341)	818,454	(315,880)	19,623	1,191,175	5,724,436	4,906,051	(1,709,333)
Change in unrealized gain (loss) on investments	(1,663,300)	565,357	205,821	(227,350)	(960,346)	(7,211,446)	(4,557,991)	(3,652,884)

Net gain (loss) on investments	(2,748,641)	1,383,811	(110,059)	(207,727)	230,829	(1,487,010)	348,060	(5,362,217)

Reinvested capital gains	-	-	354,190	-	3,509,869	5,852,907	2,577,273	3,423,397

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,904,997)	1,351,546	201,856	(274,508)	3,534,858	3,640,677	2,413,335	(2,282,876)

Investment Activity:	RVMCV	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL
Reinvested dividends	$8,023	-	-	-	-	25,793	-	120,517
Mortality and expense risk charges (note 2)	(272,720)	(257,141)	(151,080)	(27,706)	(115,372)	(17,231)	(128,629)	(97,277)

Net investment income (loss)	(264,697)	(257,141)	(151,080)	(27,706)	(115,372)	8,562	(128,629)	23,240

Realized gain (loss) on investments	(592,155)	75,947	283,385	430,410	686,781	54,366	1,836,307	840,246
Change in unrealized gain (loss) on investments	(1,191,998)	(1,405,380)	(1,986,151)	164,720	33,726	(71,121)	(124,008)	170,463

Net gain (loss) on investments	(1,784,153)	(1,329,433)	(1,702,766)	595,130	720,507	(16,755)	1,712,299	1,010,709

Reinvested capital gains	1,443,269	-	1,416,133	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(605,581)	(1,586,574)	(437,713)	567,424	605,135	(8,193)	1,583,670	1,033,949

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	RVWDL	GVFRB	GSBLMO	VWHA	VWAR	WRASP	HIBF3	GEM3
Reinvested dividends	$-	-	-	3,358	-	144,631	95,171	13,423
Mortality and expense risk charges (note 2)	(6,150)	(121,722)	(9,056)	(80,945)	(26,035)	(434,083)	(20,901)	(13,314)

Net investment income (loss)	(6,150)	(121,722)	(9,056)	(77,587)	(26,035)	(289,452)	74,270	109

Realized gain (loss) on investments	(92,545)	260,727	3,134	392,706	9,513	550,905	52,432	(120,968)
Change in unrealized gain (loss) on investments	(18,378)	(77,735)	15,899	(1,427,435)	(51,033)	(6,068,427)	3,810	16,547

Net gain (loss) on investments	(110,923)	182,992	19,033	(1,034,729)	(41,520)	(5,517,522)	56,242	(104,421)

Reinvested capital gains	-	-	-	-	23,243	3,833,638	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(117,073)	61,270	9,977	(1,112,316)	(44,312)	(1,973,336)	130,512	(104,312)

Investment Activity:	TRF3	GBF3	GVIDA6	NVDBL6	NVDCA6	GVIDC6	GVIDM6	GVDMA6
Reinvested dividends	$7,528	62,752	14,744	2,269	2,798	23,127	31,578	15,974
Mortality and expense risk charges (note 2)	(7,298)	(37,335)	(29,267)	(5,470)	(6,908)	(52,408)	(80,498)	(29,747)

Net investment income (loss)	230	25,417	(14,523)	(3,201)	(4,110)	(29,281)	(48,920)	(13,773)

Realized gain (loss) on investments	306,536	(613,313)	1,300,974	113,381	138,912	202,155	3,247,146	1,574,165
Change in unrealized gain (loss) on investments	(280,088)	720,536	(1,293,289)	(104,267)	(127,290)	(64,588)	(3,093,414)	(1,534,223)

Net gain (loss) on investments	26,448	107,223	7,685	9,114	11,622	137,567	153,732	39,942

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$26,678	132,640	(6,838)	5,913	7,512	108,286	104,812	26,169

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVDMC6	GVDIV6	SCGF3	SCVF3	SCF3
Reinvested dividends	$15,040	70,702	-	7,983	1,431
Mortality and expense risk charges (note 2)	(41,249)	(14,421)	(9,095)	(11,459)	(15,006)

Net investment income (loss)	(26,209)	56,281	(9,095)	(3,476)	(13,575)

Realized gain (loss) on investments	952,225	157,622	99,734	380,731	793,825
Change in unrealized gain (loss) on investments	(860,071)	(246,132)	(246,631)	(428,283)	(944,694)

Net gain (loss) on investments	92,154	(88,510)	(146,897)	(47,552)	(150,869)

Reinvested capital gains	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$65,945	(32,229)	(155,992)	(51,028)	(164,444)

See accompanying notes to financial statements.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		AAEIP3		AMVGS4		MLVGA3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(4,109,111)	(4,077,665)	(27,179)	(105)	(23,454)	(3,748)	258,196	(43,695)
Realized gain (loss) on investments	41,898,152	64,019,070	141,105	24	47,490	41,116	869,702	175,685
Change in unrealized gain (loss) on investments	(79,705,914)	44,182,999	(192,688)	2,583	(71,153)	40,851	(3,513,334)	1,440,776
Reinvested capital gains	65,899,099	17,616,463	33,107	-	7,929	-	2,519,267	967,072

Net increase (decrease) in contract owners’ equity resulting from operations	23,982,226	121,740,867	(45,655)	2,502	(39,188)	78,219	133,831	2,539,838

Equity transactions:
Purchase payments received from contract owners (note 3)	341,835,896	294,458,646	1,887,481	12,859	1,082,211	238,694	5,748,792	3,156,303
Transfers between funds	-	-	3,471,766	144,478	(250,348)	800,223	2,216,557	2,679,345
Redemptions (note 3)	(199,195,869)	(203,208,338)	(39,311)	-	(215,703)	(1,840)	(3,767,232)	(2,197,328)
Annuity benefits	(5,043)	(5,930)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,140)	(1,264)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(838,103)	(792,711)	(1)	-	(47)	-	(22,225)	(6,703)
Adjustments to maintain reserves	245,068	(20,232)	(72)	3	(38)	(6)	(147)	(223)

Net equity transactions	142,040,809	90,430,171	5,319,863	157,340	616,075	1,037,071	4,175,745	3,631,394

Net change in contract owners’ equity	166,023,035	212,171,038	5,274,208	159,842	576,887	1,115,290	4,309,576	6,171,232
Contract owners’ equity beginning of period	1,358,664,885	1,146,493,847	159,842	-	1,115,290	-	24,936,791	18,765,559

Contract owners’ equity end of period	$1,524,687,920	1,358,664,885	5,434,050	159,842	1,692,177	1,115,290	29,246,367	24,936,791

CHANGES IN UNITS:
Beginning units	106,983,668	105,261,098	15,416	-	97,190	-	2,020,857	1,703,212
Units purchased	677,079,826	851,997,208	636,284	15,481	210,164	195,979	1,179,156	1,006,686
Units redeemed	(663,384,593)	(850,274,638)	(176,684)	(65)	(160,202)	(98,789)	(831,882)	(689,041)

Ending units	120,678,901	106,983,668	475,016	15,416	147,152	97,190	2,368,131	2,020,857

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	CSCRS		DXVIMF		DXVIC		DXVHY
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(15,260)	(10,595)	(5,381)	-	(141)	-	14,483	199,750
Realized gain (loss) on investments	(78,148)	(57,091)	82,804	-	(65)	-	60,365	568,759
Change in unrealized gain (loss) on investments	(102,947)	(42,438)	51,411	-	(860)	-	(77,295)	(729,997)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(196,355)	(110,124)	128,834	-	(1,066)	-	(2,447)	38,512

Equity transactions:
Purchase payments received from contract owners (note 3)	147,559	99,808	67,335	-	22,605	-	1,052,512	589,807
Transfers between funds	27,412	(31,220)	488,680	-	866	-	(2,489,905)	(32,126,407)
Redemptions (note 3)	(143,161)	(37,405)	(15,210)	-	(66)	-	(117,106)	(1,354,260)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(495)	(111)	-	-	-	-	(8)	(5,007)
Adjustments to maintain reserves	(50)	(16)	(16)	-	(4)	-	(87)	(85)

Net equity transactions	31,265	31,056	540,789	-	23,401	-	(1,554,594)	(32,895,952)

Net change in contract owners’ equity	(165,090)	(79,068)	669,623	-	22,335	-	(1,557,041)	(32,857,440)
Contract owners’ equity beginning of period	678,614	757,682	-	-	-	-	2,603,468	35,460,908

Contract owners’ equity end of period	$513,524	678,614	669,623	-	22,335	-	1,046,427	2,603,468

CHANGES IN UNITS:
Beginning units	77,903	76,969	-	-	-	-	243,208	3,380,507
Units purchased	425,922	83,445	192,391	-	2,577	-	377,462	3,156,592
Units redeemed	(431,717)	(82,511)	(133,283)	-	(139)	-	(520,835)	(6,293,891)

Ending units	72,108	77,903	59,108	-	2,438	-	99,835	243,208

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVGMNS		IVBRA2		LZREMS		MVGTAS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(919)	-	(15,436)	(28)	36,335	13,450	28,679	17,932
Realized gain (loss) on investments	66	-	13,592	(344)	35,228	56,819	18,805	34,118
Change in unrealized gain (loss) on investments	1,261	-	(45,535)	(137)	(425,773)	(47,569)	(7,525)	16,629
Reinvested capital gains	839	-	80,582	-	32,071	8,864	2,911	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,247	-	33,203	(509)	(322,139)	31,564	42,870	68,679

Equity transactions:
Purchase payments received from contract owners (note 3)	107,191	-	1,192,319	12,188	2,705,833	404,836	756,298	507,589
Transfers between funds	(432)	-	570,076	88,197	76,717	1,105,242	413,867	324,082
Redemptions (note 3)	(147)	-	(43,292)	-	(104,401)	(6,797)	(75,614)	(126,168)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(299)	(24)	(1,610)	(495)
Adjustments to maintain reserves	(16)	-	(27)	(12)	(199)	(3)	(56)	(28)

Net equity transactions	106,596	-	1,719,076	100,373	2,677,651	1,503,254	1,092,885	704,980

Net change in contract owners’ equity	107,843	-	1,752,279	99,864	2,355,512	1,534,818	1,135,755	773,659
Contract owners’ equity beginning of period	-	-	99,864	-	1,534,818	-	1,439,574	665,915

Contract owners’ equity end of period	$107,843	-	1,852,143	99,864	3,890,330	1,534,818	2,575,329	1,439,574

CHANGES IN UNITS:
Beginning units	-	-	9,981	-	155,773	-	132,266	65,019
Units purchased	10,470	-	253,202	14,066	597,932	256,179	127,775	129,559
Units redeemed	(176)	-	(85,199)	(4,085)	(332,995)	(100,406)	(29,255)	(62,312)

Ending units	10,294	-	177,984	9,981	420,710	155,773	230,786	132,266

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MGRFV		MSGI2		MSEMB		MSVGT2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,696	9	(7,135)	-	89,671	18,539	(10,250)	(9,431)
Realized gain (loss) on investments	(945)	12	3,377	-	(77,999)	(13,421)	32,357	33,056
Change in unrealized gain (loss) on investments	(32,119)	22	11,413	-	(79,110)	(147,342)	(134,661)	69,608
Reinvested capital gains	5,280	-	-	-	17,667	11,377	113,574	-

Net increase (decrease) in contract owners’ equity resulting from operations	(25,088)	43	7,655	-	(49,771)	(130,847)	1,020	93,233

Equity transactions:
Purchase payments received from contract owners (note 3)	593,429	5,000	667,660	-	2,400,311	941,983	553,006	397,922
Transfers between funds	1,232,966	2,686	1,065,336	-	(208,863)	(597,230)	(23,095)	386,811
Redemptions (note 3)	(780,956)	-	(51,630)	-	(190,822)	(146,374)	(79,624)	(38,983)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(1,997)	(1,549)	(492)	(831)
Adjustments to maintain reserves	(21)	-	(55)	-	(163)	(22)	(68)	(38)

Net equity transactions	1,045,418	7,686	1,681,311	-	1,998,466	196,808	449,727	744,881

Net change in contract owners’ equity	1,020,330	7,729	1,688,966	-	1,948,695	65,961	450,747	838,114
Contract owners’ equity beginning of period	7,729	-	-	-	1,465,404	1,399,443	1,068,006	229,892

Contract owners’ equity end of period	$1,028,059	7,729	1,688,966	-	3,414,099	1,465,404	1,518,753	1,068,006

CHANGES IN UNITS:
Beginning units	769	-	-	-	136,329	116,382	94,227	23,083
Units purchased	408,697	1,083	178,282	-	266,077	172,040	79,826	342,927
Units redeemed	(306,939)	(314)	(18,905)	-	(87,452)	(152,093)	(40,638)	(271,783)

Ending units	102,527	769	159,377	-	314,954	136,329	133,415	94,227

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VKVGR2		NVFMGP		NVFIP		NLFOSP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(35,841)	44,994	11,324	-	8,164	-	(884)	-
Realized gain (loss) on investments	108,383	111,497	(11,517)	-	(16,238)	-	2,168	-
Change in unrealized gain (loss) on investments	408,795	(188,156)	(43,021)	-	(25,084)	-	(1,153)	-
Reinvested capital gains	-	-	27,626	-	-	-	2,611	-

Net increase (decrease) in contract owners’ equity resulting from operations	481,337	(31,665)	(15,588)	-	(33,158)	-	2,742	-

Equity transactions:
Purchase payments received from contract owners (note 3)	3,501,498	1,493,254	720,391	-	622,485	-	447,426	-
Transfers between funds	11,132	(196,874)	179,329	-	(49,911)	-	167,547	-
Redemptions (note 3)	(185,360)	(132,569)	(33)	-	(533)	-	(34)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(455)	(800)	-	-	-	-	-	-
Adjustments to maintain reserves	(166)	(63)	(11)	-	5	-	(2)	-

Net equity transactions	3,326,649	1,162,948	899,676	-	572,046	-	614,937	-

Net change in contract owners’ equity	3,807,986	1,131,283	884,088	-	538,888	-	617,679	-
Contract owners’ equity beginning of period	2,700,517	1,569,234	-	-	-	-	-	-

Contract owners’ equity end of period	$6,508,503	2,700,517	884,088	-	538,888	-	617,679	-

CHANGES IN UNITS:
Beginning units	252,548	147,631	-	-	-	-	-	-
Units purchased	489,878	229,386	155,483	-	539,079	-	104,303	-
Units redeemed	(200,897)	(124,469)	(68,954)	-	(483,676)	-	(43,845)	-

Ending units	541,529	252,548	86,529	-	55,403	-	60,458	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVAAA2		HIBF		GEM		NVCRA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(116,547)	2,845	98,290	-	(8,643)	-	27,902	17,783
Realized gain (loss) on investments	832,332	756,557	3,118	-	43,331	-	(25,422)	159,803
Change in unrealized gain (loss) on investments	(179,069)	1,373,775	(155,278)	-	(139,673)	-	(324,656)	193,914
Reinvested capital gains	33,844	3,562	-	-	-	-	237,486	92,189

Net increase (decrease) in contract owners’ equity resulting from operations	570,560	2,136,739	(53,870)	-	(104,985)	-	(84,690)	463,689

Equity transactions:
Purchase payments received from contract owners (note 3)	5,034,342	3,696,504	-	-	493,783	-	218,982	225,421
Transfers between funds	1,583,571	8,677,724	3,840,820	-	2,609,441	-	(411,950)	3,762,622
Redemptions (note 3)	(1,812,838)	(1,097,516)	(454,598)	-	(257,894)	-	(188,491)	(50,170)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(31,766)	(22,456)	(753)	-	(165)	-	(334)	(1,915)
Adjustments to maintain reserves	(109)	(71)	(44)	-	(82)	-	(49)	(40)

Net equity transactions	4,773,200	11,254,185	3,385,425	-	2,845,083	-	(381,842)	3,935,918

Net change in contract owners’ equity	5,343,760	13,390,924	3,331,555	-	2,740,098	-	(466,532)	4,399,607
Contract owners’ equity beginning of period	18,317,071	4,926,147	-	-	-	-	4,598,220	198,613

Contract owners’ equity end of period	$23,660,831	18,317,071	3,331,555	-	2,740,098	-	4,131,688	4,598,220

CHANGES IN UNITS:
Beginning units	1,422,066	463,618	-	-	-	-	317,750	17,631
Units purchased	962,673	1,556,647	469,355	-	450,194	-	364,170	874,594
Units redeemed	(605,906)	(598,199)	(131,347)	-	(165,735)	-	(404,098)	(574,475)

Ending units	1,778,833	1,422,066	338,008	-	284,459	-	277,822	317,750

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$245,946	36,825	149,217	31,963	145,957	9,137	273,203	163,449
Realized gain (loss) on investments	318,494	103,929	301,152	142,754	9,425	159,717	383,707	789,283
Change in unrealized gain (loss) on investments	(635,235)	184,791	(508,666)	452,184	(442,504)	(101,140)	(1,233,844)	547,617
Reinvested capital gains	187,789	86,788	328,627	162,752	356,098	133,008	763,433	531,642

Net increase (decrease) in contract owners’ equity resulting from operations	116,994	412,333	270,330	789,653	68,976	200,722	186,499	2,031,991

Equity transactions:
Purchase payments received from contract owners (note 3)	6,087,505	4,150,596	6,713,739	4,037,718	8,169,567	880,424	10,404,746	3,958,858
Transfers between funds	8,124,675	1,126,906	123,596	467,997	3,986,853	(1,671,436)	(4,603,593)	16,695,550
Redemptions (note 3)	(759,525)	(346,137)	(414,186)	(309,147)	(1,528,930)	(1,828,724)	(2,669,983)	(1,360,011)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,935)	(43)	(815)	(41)	(1,268)	(1,878)	(2,255)	(11,292)
Adjustments to maintain reserves	(68)	(40)	(93)	(89)	(89)	(90)	(95)	(51)

Net equity transactions	13,447,652	4,931,282	6,422,241	4,196,438	10,626,133	(2,621,704)	3,128,820	19,283,054

Net change in contract owners’ equity	13,564,646	5,343,615	6,692,571	4,986,091	10,695,109	(2,420,982)	3,315,319	21,315,045
Contract owners’ equity beginning of period	7,851,324	2,507,709	7,534,357	2,548,266	5,058,961	7,479,943	24,832,669	3,517,624

Contract owners’ equity end of period	$21,415,970	7,851,324	14,226,928	7,534,357	15,754,070	5,058,961	28,147,988	24,832,669

CHANGES IN UNITS:
Beginning units	621,011	217,237	561,382	225,897	449,995	685,218	1,910,678	311,040
Units purchased	1,517,663	521,385	630,535	402,431	1,513,905	502,734	3,287,078	3,004,497
Units redeemed	(493,015)	(117,611)	(160,642)	(66,946)	(573,671)	(737,957)	(3,089,673)	(1,404,859)

Ending units	1,645,659	621,011	1,031,275	561,382	1,390,229	449,995	2,108,083	1,910,678

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCMA2		NVCMC2		NVLCP2		TRF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$33,129	96,509	186,251	32,393	151,972	(16,557)	2,195	-
Realized gain (loss) on investments	(1,147,067)	583,547	122,949	165,771	55,067	(234,457)	31,996	-
Change in unrealized gain (loss) on investments	(432,486)	324,514	(560,639)	54,126	(84,231)	(4,088)	186,665	-
Reinvested capital gains	1,502,430	592,148	223,586	119,773	-	64,393	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(43,994)	1,596,718	(27,853)	372,063	122,808	(190,709)	220,856	-

Equity transactions:
Purchase payments received from contract owners (note 3)	521,567	1,300,921	2,216,773	467,348	1,176,331	454,908	384,063	-
Transfers between funds	(9,893,907)	11,828,365	7,794,293	3,171,827	8,774,811	(3,555,431)	2,816,298	-
Redemptions (note 3)	(1,948,838)	(726,458)	(540,820)	(317,635)	(812,313)	(528,488)	(211,865)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,454)	-	(725)	(41)	(5,010)	(1,328)	(83)	-
Adjustments to maintain reserves	(69)	(62)	(91)	(48)	(72)	(45)	(770)	-

Net equity transactions	(11,323,701)	12,402,766	9,469,430	3,321,451	9,133,747	(3,630,384)	2,987,643	-

Net change in contract owners’ equity	(11,367,695)	13,999,484	9,441,577	3,693,514	9,256,555	(3,821,093)	3,208,499	-
Contract owners’ equity beginning of period	15,511,195	1,511,711	6,182,259	2,488,745	3,046,972	6,868,065	-	-

Contract owners’ equity end of period	$4,143,500	15,511,195	15,623,836	6,182,259	12,303,527	3,046,972	3,208,499	-

CHANGES IN UNITS:
Beginning units	1,121,366	133,371	508,881	222,877	291,655	635,977	-	-
Units purchased	1,398,846	1,970,878	1,817,783	635,781	1,999,207	533,458	373,009	-
Units redeemed	(2,229,662)	(982,883)	(1,064,212)	(349,777)	(1,147,568)	(877,780)	(79,058)	-

Ending units	290,550	1,121,366	1,262,452	508,881	1,143,294	291,655	293,951	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GBF		CAF2		GVIDA		NVDBL2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$7,738	-	(3,963)	155	28,779	-	15,135	-
Realized gain (loss) on investments	157,206	-	21,753	2,038	30,277	-	2,026	-
Change in unrealized gain (loss) on investments	(61,919)	-	50,168	2,773	157,738	-	18,452	-
Reinvested capital gains	-	-	-	-	-	-	6,646	-

Net increase (decrease) in contract owners’ equity resulting from operations	103,025	-	67,958	4,966	216,794	-	42,259	-

Equity transactions:
Purchase payments received from contract owners (note 3)	675,727	-	521,785	28,645	202,958	-	214,057	-
Transfers between funds	7,037,240	-	612,184	53,574	6,277,242	-	1,821,179	-
Redemptions (note 3)	(1,205,992)	-	(16,160)	(353)	(193,721)	-	(33,004)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,193)	-	-	-	(325)	-	-	-
Adjustments to maintain reserves	(121)	-	(49)	1	(39)	-	(48)	-

Net equity transactions	6,503,661	-	1,117,760	81,867	6,286,115	-	2,002,184	-

Net change in contract owners’ equity	6,606,686	-	1,185,718	86,833	6,502,909	-	2,044,443	-
Contract owners’ equity beginning of period	-	-	86,833	-	-	-	-	-

Contract owners’ equity end of period	$6,606,686	-	1,272,551	86,833	6,502,909	-	2,044,443	-

CHANGES IN UNITS:
Beginning units	-	-	7,357	-	-	-	-	-
Units purchased	2,169,173	-	132,365	15,319	711,946	-	207,788	-
Units redeemed	(1,517,863)	-	(41,123)	(7,962)	(83,096)	-	(8,381)	-

Ending units	651,310	-	98,599	7,357	628,850	-	199,407	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDCA2		GVIDC		GVIDM		GVDMA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$39,146	-	60,569	-	111,058	-	40,158	-
Realized gain (loss) on investments	11,233	-	3,205	-	54,521	-	34,413	-
Change in unrealized gain (loss) on investments	2,827	-	(208,130)	-	410,820	-	140,076	-
Reinvested capital gains	23,054	-	314,709	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	76,260	-	170,353	-	576,399	-	214,647	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,128,781	-	1,805,261	-	1,157,952	-	523,825	-
Transfers between funds	3,057,306	-	10,533,817	-	18,376,557	-	7,528,829	-
Redemptions (note 3)	(9,263)	-	(2,573,775)	-	(1,801,707)	-	(836,647)	-
Annuity benefits	-	-	-	-	(3,365)	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(1,859)	-	(4,375)	-	(501)	-
Adjustments to maintain reserves	(765)	-	(71)	-	4,204	-	(21)	-

Net equity transactions	4,176,059	-	9,763,373	-	17,729,266	-	7,215,485	-

Net change in contract owners’ equity	4,252,319	-	9,933,726	-	18,305,665	-	7,430,132	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$4,252,319	-	9,933,726	-	18,305,665	-	7,430,132	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	457,640	-	1,503,218	-	2,052,034	-	832,479	-
Units redeemed	(45,860)	-	(524,849)	-	(283,732)	-	(112,685)	-

Ending units	411,780	-	978,369	-	1,768,302	-	719,794	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDMC		SAM		NVMIG6		GVDIV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$49,653	-	(1,641)	(967)	23,632	(14,519)	22,013	-
Realized gain (loss) on investments	121,973	-	-	59	236,804	166,912	(45,664)	-
Change in unrealized gain (loss) on investments	(86,625)	-	-	-	(522,808)	215,241	(346,191)	-
Reinvested capital gains	180,447	-	-	-	154,938	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	265,448	-	(1,641)	(908)	(107,434)	367,634	(369,842)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	462,202	-	99,481	475	942,531	479,037	455,369	-
Transfers between funds	9,744,925	-	99,532	(13,236)	(466,129)	1,075,348	3,871,006	-
Redemptions (note 3)	(786,787)	-	(159,705)	22	(518,780)	(531,363)	(301,479)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(50)	(48)	-	-	-	-
Contingent deferred sales charges (note 2)	(189)	-	-	-	(3,238)	(1,627)	(216)	-
Adjustments to maintain reserves	(2,954)	-	(4)	-	(107)	(53)	408	-

Net equity transactions	9,417,197	-	39,254	(12,787)	(45,723)	1,021,342	4,025,088	-

Net change in contract owners’ equity	9,682,645	-	37,613	(13,695)	(153,157)	1,388,976	3,655,246	-
Contract owners’ equity beginning of period	-	-	70,606	84,301	3,097,568	1,708,592	-	-

Contract owners’ equity end of period	$9,682,645	-	108,219	70,606	2,944,411	3,097,568	3,655,246	-

CHANGES IN UNITS:
Beginning units	-	-	7,408	8,730	224,855	146,827	-	-
Units purchased	1,405,359	-	20,965	-	308,480	247,591	502,290	-
Units redeemed	(460,683)	-	(16,869)	(1,322)	(308,812)	(169,563)	(96,351)	-

Ending units	944,676	-	11,504	7,408	224,523	224,855	405,939	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMLG2		NVMLV2		NVMMG1		NVMMG2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(45,960)	(13,361)	(19,895)	(2,230)	(3,728)	(4,224)	(48,824)	(37,735)
Realized gain (loss) on investments	361,430	71,590	403,747	186,676	22,861	52,458	(102,494)	320,648
Change in unrealized gain (loss) on investments	(279,296)	277,293	(409,053)	199,992	(48,855)	29,612	(406,857)	289,280
Reinvested capital gains	291,964	128,436	474,909	89,414	34,269	19,304	342,651	156,933

Net increase (decrease) in contract owners’ equity resulting from operations	328,138	463,958	449,708	473,852	4,547	97,150	(215,524)	729,126

Equity transactions:
Purchase payments received from contract owners (note 3)	1,601,368	351,027	1,552,918	783,427	-	-	1,049,979	575,128
Transfers between funds	544,785	471,142	1,249,985	462,709	(25,000)	(91,010)	1,216,864	(224,966)
Redemptions (note 3)	(374,632)	(98,809)	(174,952)	(80,445)	(21,985)	(18,483)	(153,921)	(242,357)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,860)	(200)	(676)	-	-	-	(843)	(510)
Adjustments to maintain reserves	41	(96)	(114)	(43)	(47)	(28)	(123)	(70)

Net equity transactions	1,769,702	723,064	2,627,161	1,165,648	(47,032)	(109,521)	2,111,956	107,225

Net change in contract owners’ equity	2,097,840	1,187,022	3,076,869	1,639,500	(42,485)	(12,371)	1,896,432	836,351
Contract owners’ equity beginning of period	2,403,821	1,216,799	2,590,277	950,777	299,534	311,905	2,538,327	1,701,976

Contract owners’ equity end of period	$4,501,661	2,403,821	5,667,146	2,590,277	257,049	299,534	4,434,759	2,538,327

CHANGES IN UNITS:
Beginning units	153,389	103,904	177,261	85,985	13,265	18,910	155,713	142,567
Units purchased	375,431	99,083	1,066,048	181,289	-	-	808,140	875,228
Units redeemed	(259,972)	(49,598)	(885,093)	(90,013)	(2,168)	(5,645)	(696,355)	(862,082)

Ending units	268,848	153,389	358,216	177,261	11,097	13,265	267,498	155,713

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMMV2		SCGF		SCVF		SCF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$4,535	(9,134)	(20,140)	-	(20,936)	-	(25,050)	-
Realized gain (loss) on investments	247,312	724,313	(39,076)	-	(20,969)	-	(208,924)	-
Change in unrealized gain (loss) on investments	(624,135)	217,420	(37,250)	-	(26,791)	-	(94,816)	-
Reinvested capital gains	1,251,663	212,019	265,989	-	292,184	-	500,313	-

Net increase (decrease) in contract owners’ equity resulting from operations	879,375	1,144,618	169,523	-	223,488	-	171,523	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,272,682	1,084,807	181,613	-	369,840	-	342,063	-
Transfers between funds	2,064,590	1,881,668	2,188,420	-	4,611,480	-	2,965,010	-
Redemptions (note 3)	(498,778)	(458,566)	(74,566)	-	(235,486)	-	(124,500)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,409)	(1,264)	(31)	-	(199)	-	(234)	-
Adjustments to maintain reserves	(66)	(127)	(274)	-	(87)	-	(111)	-

Net equity transactions	2,836,019	2,506,518	2,295,162	-	4,745,548	-	3,182,228	-

Net change in contract owners’ equity	3,715,394	3,651,136	2,464,685	-	4,969,036	-	3,353,751	-
Contract owners’ equity beginning of period	5,049,077	1,397,941	-	-	-	-	-	-

Contract owners’ equity end of period	$8,764,471	5,049,077	2,464,685	-	4,969,036	-	3,353,751	-

CHANGES IN UNITS:
Beginning units	314,354	117,223	-	-	-	-	-	-
Units purchased	1,206,132	1,339,624	299,921	-	578,492	-	515,404	-
Units redeemed	(1,044,807)	(1,142,493)	(76,249)	-	(116,376)	-	(194,834)	-

Ending units	475,679	314,354	223,672	-	462,116	-	320,570	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MSBF		NVSTB2		NVRE2		NVMM2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$53,940	3,272	(20,459)	(7,041)	80,821	823	(3,087,139)	(3,164,691)
Realized gain (loss) on investments	34,227	(12,540)	1,961	(28,522)	(933,242)	(9,345)	-	-
Change in unrealized gain (loss) on investments	(93,446)	(4,918)	(44,286)	(27,046)	90,467	(3,957)	-	-
Reinvested capital gains	-	-	-	7,089	1,021,844	5,721	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,279)	(14,186)	(62,784)	(55,520)	259,890	(6,758)	(3,087,139)	(3,164,691)

Equity transactions:
Purchase payments received from contract owners (note 3)	800,394	109,026	2,232,066	1,704,302	576,961	103,533	98,669,021	130,073,784
Transfers between funds	2,491,666	357,422	1,756,691	(839,416)	3,708,460	49,501	13,537,632	(121,774,219)
Redemptions (note 3)	(88,261)	(11,391)	(579,633)	(668,469)	(196,736)	(635)	(51,647,961)	(53,031,977)
Annuity benefits	-	-	-	-	-	-	-	(158)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9)	(39)	(784)	(1,313)	(257)	-	(194,940)	(258,332)
Adjustments to maintain reserves	(51)	(18)	(13)	(72)	(53)	4	(232)	(196)

Net equity transactions	3,203,739	455,000	3,408,327	195,032	4,088,375	152,403	60,363,520	(44,991,098)

Net change in contract owners’ equity	3,198,460	440,814	3,345,543	139,512	4,348,265	145,645	57,276,381	(48,155,789)
Contract owners’ equity beginning of period	440,814	-	6,714,747	6,575,235	145,645	-	148,787,115	196,942,904

Contract owners’ equity end of period	$3,639,274	440,814	10,060,290	6,714,747	4,493,910	145,645	206,063,496	148,787,115

CHANGES IN UNITS:
Beginning units	46,071	-	670,646	648,630	15,642	-	15,784,398	20,569,054
Units purchased	535,715	85,876	1,250,748	879,301	892,513	24,663	194,611,134	235,096,151
Units redeemed	(209,533)	(39,805)	(903,726)	(857,285)	(527,919)	(9,021)	(188,275,012)	(239,880,807)

Ending units	372,253	46,071	1,017,668	670,646	380,236	15,642	22,120,520	15,784,398

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVLM2		NVLCA2		NCPG2		NCPGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$6,151	2,191	(1,919)	(4,626)	8,762	80	15,162	-
Realized gain (loss) on investments	26,993	5,959	63,794	491	8,010	(6)	5,474	-
Change in unrealized gain (loss) on investments	(107,048)	195,827	(117,439)	67,783	(34,236)	(9)	(40,134)	-
Reinvested capital gains	64,444	14,561	55,367	1,789	10,163	52	16,459	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,460)	218,538	(197)	65,437	(7,301)	117	(3,039)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	3,170,666	2,647,665	942,883	359,779	162,782	-	991,753	-
Transfers between funds	178,423	(22,201)	151,324	395,175	432,561	5,928	984	-
Redemptions (note 3)	(75,191)	(80,475)	(278,868)	(2,852)	(10,623)	-	(12,838)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(14)	-	-	-	-	-
Adjustments to maintain reserves	(27)	(8)	(1)	-	(7)	1	(27)	-

Net equity transactions	3,273,871	2,544,981	815,324	752,102	584,713	5,929	979,872	-

Net change in contract owners’ equity	3,264,411	2,763,519	815,127	817,539	577,412	6,046	976,833	-
Contract owners’ equity beginning of period	2,763,519	-	817,539	-	6,046	-	-	-

Contract owners’ equity end of period	$6,027,930	2,763,519	1,632,666	817,539	583,458	6,046	976,833	-

CHANGES IN UNITS:
Beginning units	239,471	-	69,366	-	584	-	-	-
Units purchased	300,560	297,987	113,639	72,254	94,909	1,156	109,395	-
Units redeemed	(19,725)	(58,516)	(46,627)	(2,888)	(38,822)	(572)	(14,876)	-

Ending units	520,306	239,471	136,378	69,366	56,671	584	94,519	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	IDPG2		IDPGI2		NO7TB		NOVMH2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,519	68	2,958	170	(11,410)	-	(44,783)	(34,371)
Realized gain (loss) on investments	594	-	1	-	5,138	-	(24,159)	(11,343)
Change in unrealized gain (loss) on investments	(135)	19	(4,803)	(65)	(65,346)	-	293,134	62,312
Reinvested capital gains	417	6	425	37	3,121	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,395	93	(1,419)	142	(68,497)	-	224,192	16,598

Equity transactions:
Purchase payments received from contract owners (note 3)	396,243	-	321,392	-	910,174	-	1,437,087	1,348,143
Transfers between funds	115,843	4,777	(21)	11,793	1,060,124	-	(303,050)	(28,720)
Redemptions (note 3)	(7,763)	-	(7,525)	-	(15,966)	-	(175,283)	(98,858)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(7)	-	(4,386)	(3,057)
Adjustments to maintain reserves	(3)	3	10	(3)	(25)	-	(104)	10

Net equity transactions	504,320	4,780	313,856	11,790	1,954,300	-	954,264	1,217,518

Net change in contract owners’ equity	508,715	4,873	312,437	11,932	1,885,803	-	1,178,456	1,234,116
Contract owners’ equity beginning of period	4,873	-	11,932	-	-	-	2,486,015	1,251,899

Contract owners’ equity end of period	$513,588	4,873	324,369	11,932	1,885,803	-	3,664,471	2,486,015

CHANGES IN UNITS:
Beginning units	472	-	1,163	-	-	-	253,002	130,290
Units purchased	54,260	472	30,909	1,163	232,945	-	192,237	195,853
Units redeemed	(4,998)	-	(734)	-	(43,255)	-	(92,446)	(73,141)

Ending units	49,734	472	31,338	1,163	189,690	-	352,793	253,002

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NOVPI2		NOTBBA		PMUBA		ALVBWB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$166,074	(72,985)	(117,294)	(46,089)	(6,738)	(15)	9,224	13,525
Realized gain (loss) on investments	191,652	544,953	79,406	(37,614)	17,897	(48)	44,505	40,951
Change in unrealized gain (loss) on investments	(754,582)	(151,428)	(37,233)	13,006	(8,977)	(43)	(150,421)	78,668
Reinvested capital gains	155,571	158,970	-	-	-	88	203,668	-

Net increase (decrease) in contract owners’ equity resulting from operations	(241,285)	479,510	(75,121)	(70,697)	2,182	(18)	106,976	133,144

Equity transactions:
Purchase payments received from contract owners (note 3)	4,533,227	5,974,699	7,751,882	10,126,395	2,162,806	45,899	113,620	85,854
Transfers between funds	(6,828,684)	(2,069,212)	(2,163,734)	786,314	2,147,745	229,708	977,914	(1,658,309)
Redemptions (note 3)	(1,167,506)	(16,587,294)	(492,804)	(188,705)	(820,913)	(123)	(567,910)	(100,895)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,280)	(1,944)	(192)	-	-	-	(3,687)	-
Adjustments to maintain reserves	(88)	5,279	(61)	(32)	(220)	(2)	(16)	(29)

Net equity transactions	(3,468,331)	(12,678,472)	5,095,091	10,723,972	3,489,418	275,482	519,921	(1,673,379)

Net change in contract owners’ equity	(3,709,616)	(12,198,962)	5,019,970	10,653,275	3,491,600	275,464	626,897	(1,540,235)
Contract owners’ equity beginning of period	14,102,480	26,301,442	10,653,275	-	275,464	-	1,257,501	2,797,736

Contract owners’ equity end of period	$10,392,864	14,102,480	15,673,245	10,653,275	3,767,064	275,464	1,884,398	1,257,501

CHANGES IN UNITS:
Beginning units	1,343,033	2,580,347	1,102,338	-	27,734	-	107,843	277,177
Units purchased	896,380	1,725,269	1,309,117	1,256,858	706,408	30,618	143,133	85,162
Units redeemed	(1,222,492)	(2,962,583)	(783,616)	(154,520)	(359,567)	(2,884)	(97,824)	(254,496)

Ending units	1,016,921	1,343,033	1,627,839	1,102,338	374,575	27,734	153,152	107,843

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVIG3		ACVIP2		ACVU3		ACVV3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$45,440	43,715	(9,469)	7,536	(7,330)	(2,875)	9,181	26,117
Realized gain (loss) on investments	841,918	613,441	(542,169)	(497,607)	71,368	31,386	1,046,082	503,743
Change in unrealized gain (loss) on investments	(204,704)	708,558	392,255	(696,245)	14,900	85,382	45,058	1,412,957
Reinvested capital gains	-	-	163,231	312,601	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	682,654	1,365,714	3,848	(873,715)	78,938	113,893	1,100,321	1,942,817

Equity transactions:
Purchase payments received from contract owners (note 3)	2,365,737	559,681	5,267,402	2,919,623	12,456	22,849	1,244,170	1,346,694
Transfers between funds	5,001,792	338,380	(593,943)	(4,163,395)	695,165	5,228	5,407,868	2,685,913
Redemptions (note 3)	(720,898)	(723,833)	(801,371)	(984,698)	(157,093)	(63,803)	(1,361,989)	(1,633,516)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,742)	(1,689)	(1,271)	(1,348)	(2)	(16)	(1,385)	(2,878)
Adjustments to maintain reserves	(141)	(98)	(148)	(77)	(15)	(7)	(109)	(137)

Net equity transactions	6,644,748	172,441	3,870,669	(2,229,895)	550,511	(35,749)	5,288,555	2,396,076

Net change in contract owners’ equity	7,327,402	1,538,155	3,874,517	(3,103,610)	629,449	78,144	6,388,876	4,338,893
Contract owners’ equity beginning of period	5,487,546	3,949,391	6,514,580	9,618,190	414,407	336,263	10,132,795	5,793,902

Contract owners’ equity end of period	$12,814,948	5,487,546	10,389,097	6,514,580	1,043,856	414,407	16,521,671	10,132,795

CHANGES IN UNITS:
Beginning units	310,052	296,635	642,753	854,035	25,186	27,728	525,812	392,383
Units purchased	540,248	189,614	1,011,275	607,011	44,094	5,973	442,319	344,358
Units redeemed	(189,969)	(176,197)	(643,953)	(818,293)	(11,481)	(8,515)	(201,072)	(210,929)

Ending units	660,331	310,052	1,010,075	642,753	57,799	25,186	767,059	525,812

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DVMCSS		FQB		FAM2		FC2R
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(4,558)	-	127	148	(2,746)	3,986	(57,097)	(41,087)
Realized gain (loss) on investments	1,719	-	2	3	194,617	42,549	928,318	919,872
Change in unrealized gain (loss) on investments	9,226	-	(3)	(164)	(212,121)	151,416	(222,618)	1,153,511
Reinvested capital gains	-	-	-	-	89,523	4,370	166,733	2,333

Net increase (decrease) in contract owners’ equity resulting from operations	6,387	-	126	(13)	69,273	202,321	815,336	2,034,629

Equity transactions:
Purchase payments received from contract owners (note 3)	871,778	-	-	-	2,490	210,310	14,606	30,167
Transfers between funds	303,876	-	-	-	390,824	191,482	110,196	789,388
Redemptions (note 3)	(17,905)	-	-	-	(530,064)	(62,027)	(1,283,797)	(1,262,412)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(8)	(9)	-	-	-	-
Contingent deferred sales charges (note 2)	(632)	-	-	-	-	-	(166)	(823)
Adjustments to maintain reserves	(37)	-	7	(10)	(68)	(24)	(1)	(57)

Net equity transactions	1,157,080	-	(1)	(19)	(136,818)	339,741	(1,159,162)	(443,737)

Net change in contract owners’ equity	1,163,467	-	125	(32)	(67,545)	542,062	(343,826)	1,590,892
Contract owners’ equity beginning of period	-	-	5,116	5,148	1,912,478	1,370,416	8,675,282	7,084,390

Contract owners’ equity end of period	$1,163,467	-	5,241	5,116	1,844,933	1,912,478	8,331,456	8,675,282

CHANGES IN UNITS:
Beginning units	-	-	301	302	167,158	135,649	386,322	408,007
Units purchased	115,751	-	-	-	151,413	90,831	38,944	101,073
Units redeemed	(8,731)	-	-	(1)	(163,446)	(59,322)	(88,589)	(122,758)

Ending units	107,020	-	301	301	155,125	167,158	336,677	386,322

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FEI2R		FG2R		FHI2R		FTVIS2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$191,451	113,887	(209,231)	(89,552)	112,738	125,609	365,580	(3,386)
Realized gain (loss) on investments	470,193	315,073	3,302,279	874,747	(945,559)	(41,253)	1,591	(12,698)
Change in unrealized gain (loss) on investments	(42,482)	570,118	(1,642,415)	1,630,072	(197,163)	(53,011)	(553,292)	126,345
Reinvested capital gains	185,750	630,416	-	10,496	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	804,912	1,629,494	1,450,633	2,425,763	(1,029,984)	31,345	(186,121)	110,261

Equity transactions:
Purchase payments received from contract owners (note 3)	2,065,019	1,837,495	3,133,258	2,119,232	1,089,246	770,803	4,337,042	503,300
Transfers between funds	1,665,799	2,825,961	18,589,007	8,262,068	1,499,085	304,105	7,078,377	2,098,784
Redemptions (note 3)	(1,173,108)	(824,485)	(2,110,096)	(953,368)	(1,108,844)	(480,531)	(792,775)	(95,438)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,455)	(3,535)	(8,906)	(3,257)	(2,461)	(209)	(1,046)	(41)
Adjustments to maintain reserves	(382)	(163)	566	(103)	(117)	(44)	(132)	(5)

Net equity transactions	2,554,873	3,835,273	19,603,829	9,424,572	1,476,909	594,124	10,621,466	2,506,600

Net change in contract owners’ equity	3,359,785	5,464,767	21,054,462	11,850,335	446,925	625,469	10,435,345	2,616,861
Contract owners’ equity beginning of period	10,469,708	5,004,941	17,083,564	5,233,229	3,211,341	2,585,872	2,616,861	-

Contract owners’ equity end of period	$13,829,493	10,469,708	38,138,026	17,083,564	3,658,266	3,211,341	13,052,206	2,616,861

CHANGES IN UNITS:
Beginning units	635,670	380,812	1,062,979	434,393	290,706	243,175	248,403	-
Units purchased	348,858	392,027	2,402,132	980,222	2,548,689	588,409	2,136,470	271,539
Units redeemed	(199,269)	(137,169)	(1,301,403)	(351,636)	(2,505,921)	(540,878)	(1,183,949)	(23,136)

Ending units	785,259	635,670	2,163,708	1,062,979	333,474	290,706	1,200,924	248,403

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVMD2		FTVFA2		SBVI		LPWHY2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$31,714	(2,823)	82,614	377,871	8,644	5,828	(13,762)	697,964
Realized gain (loss) on investments	124,329	17,533	(403,689)	165,806	34,662	2,168	268,939	8,582
Change in unrealized gain (loss) on investments	(417,118)	249,261	353,639	(283,909)	251	437,256	156,563	(345,365)
Reinvested capital gains	253,853	44,056	4,807	640,381	148,678	95,478	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,222)	308,027	37,371	900,149	192,235	540,730	411,740	361,181

Equity transactions:
Purchase payments received from contract owners (note 3)	1,427,587	741,235	1,175,763	238,258	-	21,719	1,121,957	453,897
Transfers between funds	(1,653,734)	3,423,209	(886,044)	2,224,988	(99,530)	12,685	(13,087,872)	14,285,308
Redemptions (note 3)	(236,377)	(10,654)	(377,435)	(458,645)	(213,621)	(359,975)	(841,815)	(862,108)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,082)	(1,207)	-	-
Contingent deferred sales charges (note 2)	(3)	-	(282)	(22)	-	-	(4,801)	(745)
Adjustments to maintain reserves	(114)	(15)	(37)	(103)	(11)	-	(92)	2

Net equity transactions	(462,641)	4,153,775	(88,035)	2,004,476	(314,244)	(326,778)	(12,812,623)	13,876,354

Net change in contract owners’ equity	(469,863)	4,461,802	(50,664)	2,904,625	(122,009)	213,952	(12,400,883)	14,237,535
Contract owners’ equity beginning of period	4,461,802	-	6,273,995	3,369,370	2,138,524	1,924,572	14,237,535	-

Contract owners’ equity end of period	$3,991,939	4,461,802	6,223,331	6,273,995	2,016,515	2,138,524	1,836,652	14,237,535

CHANGES IN UNITS:
Beginning units	390,390	-	444,351	288,602	167,040	196,403	1,421,771	-
Units purchased	439,180	541,346	192,874	856,000	-	3,343	906,125	1,654,680
Units redeemed	(493,448)	(150,956)	(202,074)	(700,251)	(24,182)	(32,706)	(2,138,307)	(232,909)

Ending units	336,122	390,390	435,151	444,351	142,858	167,040	189,589	1,421,771

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGSS		PMVAAD		PMVFAD		PMVLAD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(13,454)	(5,448)	410,310	334,314	13,958	9,375	(74,046)	(32,725)
Realized gain (loss) on investments	44,628	111,215	(166,337)	92,788	43,927	(226,040)	121,515	(195,558)
Change in unrealized gain (loss) on investments	(91,191)	36,792	(363,895)	(686,985)	(72,094)	(26,223)	(160,449)	10,925
Reinvested capital gains	89,626	-	-	-	5,941	19,818	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,609	142,559	(119,922)	(259,883)	(8,268)	(223,070)	(112,980)	(217,358)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,050,585	89,033	1,639,712	2,123,855	1,248,542	425,270	2,871,849	2,665,491
Transfers between funds	536,231	1,186,949	(64,843)	(2,033,832)	(822,457)	(213,915)	(1,891,554)	(519,542)
Redemptions (note 3)	(221,044)	(37,307)	(1,419,298)	(883,219)	(272,268)	(438,066)	(1,089,993)	(2,030,981)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,489)	(20)	(2,780)	(1,412)	(443)	(607)	(3,662)	(18,415)
Adjustments to maintain reserves	(45)	(31)	(131)	(107)	(111)	(67)	(450)	234

Net equity transactions	1,363,238	1,238,624	152,660	(794,715)	153,263	(227,385)	(113,810)	96,787

Net change in contract owners’ equity	1,392,847	1,381,183	32,738	(1,054,598)	144,995	(450,455)	(226,790)	(120,571)
Contract owners’ equity beginning of period	1,381,183	-	10,955,429	12,010,027	1,916,166	2,366,621	14,080,239	14,200,810

Contract owners’ equity end of period	$2,774,030	1,381,183	10,988,167	10,955,429	2,061,161	1,916,166	13,853,449	14,080,239

CHANGES IN UNITS:
Beginning units	120,749	-	1,033,371	1,116,827	172,093	194,743	1,403,301	1,391,273
Units purchased	336,996	322,806	781,571	831,987	337,810	311,074	1,580,125	2,067,556
Units redeemed	(216,520)	(202,057)	(766,318)	(915,443)	(321,250)	(333,724)	(1,589,853)	(2,055,528)

Ending units	241,225	120,749	1,048,624	1,033,371	188,653	172,093	1,393,573	1,403,301

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVTRD		PMVRSD		PMVEBD		PMVGBD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$85,877	126,797	(25,837)	3,732	175,964	294,897	52,720	(25,359)
Realized gain (loss) on investments	(298,564)	(880,064)	(51,380)	(494,757)	(204,900)	(322,048)	(399,439)	(254,881)
Change in unrealized gain (loss) on investments	673,085	(530,567)	(418,254)	129,124	(69,312)	(915,097)	119,314	(270,908)
Reinvested capital gains	-	174,967	-	-	83,395	31,574	203,308	36,913

Net increase (decrease) in contract owners’ equity resulting from operations	460,398	(1,108,867)	(495,471)	(361,901)	(14,853)	(910,674)	(24,097)	(514,235)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,290,588	5,203,513	792,213	720,589	681,570	835,510	3,081,156	2,123,514
Transfers between funds	(5,487,733)	(9,732,855)	(254,892)	(499,424)	258,073	(9,723,477)	(747,316)	(708,479)
Redemptions (note 3)	(2,132,764)	(7,064,557)	(226,297)	(352,916)	(631,561)	(605,883)	(768,440)	(787,339)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,897)	(6,285)	(3,508)	(3,838)	(6,066)	(1,699)	(1,318)	(747)
Adjustments to maintain reserves	(1,182)	1,755	(82)	(58)	(332)	1,245	(438)	43

Net equity transactions	(5,339,988)	(11,598,429)	307,434	(135,647)	301,684	(9,494,304)	1,563,644	626,992

Net change in contract owners’ equity	(4,879,590)	(12,707,296)	(188,037)	(497,548)	286,831	(10,404,978)	1,539,547	112,757
Contract owners’ equity beginning of period	19,950,741	32,658,037	1,798,964	2,296,512	3,895,080	14,300,058	5,237,413	5,124,656

Contract owners’ equity end of period	$15,071,151	19,950,741	1,610,927	1,798,964	4,181,911	3,895,080	6,776,960	5,237,413

CHANGES IN UNITS:
Beginning units	1,920,626	3,032,974	185,582	198,165	330,217	1,109,109	479,981	421,386
Units purchased	2,152,568	3,354,355	196,616	223,793	612,893	616,192	638,424	381,783
Units redeemed	(2,658,411)	(4,466,703)	(175,058)	(236,376)	(587,980)	(1,395,084)	(499,922)	(323,188)

Ending units	1,414,783	1,920,626	207,140	185,582	355,130	330,217	618,483	479,981

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVHYD		PIVEM2		PIHYB2		PROUSN
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,213,484	1,654,054	(9,428)	(6,522)	22,522	56,158	(14,871)	(17,016)
Realized gain (loss) on investments	(32,239)	820,865	(23,129)	(53,079)	(4,923)	(65,307)	(558,465)	(851,996)
Change in unrealized gain (loss) on investments	(539,192)	(1,000,671)	(91,466)	(23,262)	(52,996)	25,519	14,426	(1,110)
Reinvested capital gains	-	-	4,294	-	29,779	124,389	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	642,053	1,474,248	(119,729)	(82,863)	(5,618)	140,759	(558,910)	(870,122)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,151,744	2,242,574	4,604	2,065	24	5	33,740	68,394
Transfers between funds	(24,604,376)	(9,850,235)	(668,810)	7,247	(151,693)	(1,504,823)	805,976	316,312
Redemptions (note 3)	(4,117,868)	(8,101,377)	(17,314)	(145,696)	(30,719)	(167,868)	(164,344)	(83,183)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(17,860)	(17,555)	(16)	(179)	(94)	(966)	(8,555)	(4,272)
Adjustments to maintain reserves	3,594	1,884	(30)	(74)	(32)	(301)	(27)	(21)

Net equity transactions	(26,584,766)	(15,724,709)	(681,566)	(136,637)	(182,514)	(1,673,953)	666,790	297,230

Net change in contract owners’ equity	(25,942,713)	(14,250,461)	(801,295)	(219,500)	(188,132)	(1,533,194)	107,880	(572,892)
Contract owners’ equity beginning of period	40,136,238	54,386,699	1,396,179	1,615,679	807,700	2,340,894	427,662	1,000,554

Contract owners’ equity end of period	$14,193,525	40,136,238	594,884	1,396,179	619,568	807,700	535,542	427,662

CHANGES IN UNITS:
Beginning units	3,173,122	4,473,575	156,684	173,846	59,331	193,894	238,140	280,253
Units purchased	5,171,781	6,699,889	361,346	634,720	637	5	32,601,531	23,561,916
Units redeemed	(7,239,774)	(8,000,342)	(440,899)	(651,882)	(14,041)	(134,568)	(32,366,482)	(23,604,029)

Ending units	1,105,129	3,173,122	77,131	156,684	45,927	59,331	473,189	238,140

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROAHY		PROA30		PROBNK		PROBM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,518,932	784,463	(35,326)	(20,559)	(24,535)	(24,994)	(28,963)	(14,000)
Realized gain (loss) on investments	(2,369,880)	(7,493)	5,528	53,721	37,551	232,867	332,673	232,971
Change in unrealized gain (loss) on investments	(1,477,742)	2,062,411	(81,248)	27,258	(41,554)	37,916	(229,635)	82,649
Reinvested capital gains	1,094,952	1,802,745	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(233,738)	4,642,126	(111,046)	60,420	(28,538)	245,789	74,075	301,620

Equity transactions:
Purchase payments received from contract owners (note 3)	2,124,063	3,442,275	329,636	317,821	231,686	360,267	2,024,165	733,611
Transfers between funds	(77,620,796)	27,123,541	(1,515,523)	(89,778)	(523,737)	(159,884)	(2,248,769)	(127,012)
Redemptions (note 3)	(7,996,643)	(6,335,075)	(41,611)	(85,832)	(122,576)	(327,365)	(433,160)	(97,870)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(57,998)	(29,641)	(86)	(410)	(1,265)	(1,887)	(2,298)	(181)
Adjustments to maintain reserves	(92)	(74)	(63)	(43)	(49)	(65)	(77)	1

Net equity transactions	(83,551,466)	24,201,026	(1,227,647)	141,758	(415,941)	(128,934)	(660,139)	508,549

Net change in contract owners’ equity	(83,785,204)	28,843,152	(1,338,693)	202,178	(444,479)	116,855	(586,064)	810,169
Contract owners’ equity beginning of period	91,050,949	62,207,797	2,720,895	2,518,717	1,633,420	1,516,565	2,519,862	1,709,693

Contract owners’ equity end of period	$7,265,745	91,050,949	1,382,202	2,720,895	1,188,941	1,633,420	1,933,798	2,519,862

CHANGES IN UNITS:
Beginning units	6,759,648	5,021,067	264,312	276,877	126,901	155,165	262,357	208,000
Units purchased	9,161,420	15,204,092	2,471,023	3,403,978	534,493	1,294,281	1,730,344	1,168,115
Units redeemed	(15,385,024)	(13,465,511)	(2,596,185)	(3,416,543)	(575,977)	(1,322,545)	(1,790,175)	(1,113,758)

Ending units	536,044	6,759,648	139,150	264,312	85,417	126,901	202,526	262,357

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROBR		PROBIO		PROBL		PROCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(26,355)	(40,045)	(130,136)	(72,268)	(233,469)	(141,879)	(27,976)	(10,281)
Realized gain (loss) on investments	(657,661)	(934,894)	1,312,915	1,619,902	923,278	2,236,482	264,478	234,226
Change in unrealized gain (loss) on investments	(18,823)	(41,502)	(122,579)	640,287	(182,080)	(144,610)	348,126	64,045
Reinvested capital gains	-	-	419,243	-	651,704	88,396	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(702,839)	(1,016,441)	1,479,443	2,187,921	1,159,433	2,038,389	584,628	287,990

Equity transactions:
Purchase payments received from contract owners (note 3)	48,037	999,695	2,118,220	1,252,901	1,316,257	1,165,839	775,864	1,046,563
Transfers between funds	637,407	937,426	2,344,662	(1,970,729)	29,708,907	(7,364,556)	6,984,808	(598,315)
Redemptions (note 3)	(42,226)	(350,469)	(680,653)	(525,860)	(3,063,589)	(1,677,684)	(558,389)	(72,162)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(505)	(458)	(4,774)	(4,063)	(26,347)	(16,017)	(2,363)	(24)
Adjustments to maintain reserves	(43)	(40)	(129)	(116)	(4)	(136)	(69)	(42)

Net equity transactions	642,670	1,586,154	3,777,326	(1,247,867)	27,935,224	(7,892,554)	7,199,851	376,020

Net change in contract owners’ equity	(60,169)	569,713	5,256,769	940,054	29,094,657	(5,854,165)	7,784,479	664,010
Contract owners’ equity beginning of period	1,562,595	992,882	7,081,443	6,141,389	10,433,701	16,287,866	1,401,184	737,174

Contract owners’ equity end of period	$1,502,426	1,562,595	12,338,212	7,081,443	39,528,358	10,433,701	9,185,663	1,401,184

CHANGES IN UNITS:
Beginning units	327,711	149,740	330,278	473,197	711,453	1,418,158	102,777	68,405
Units purchased	4,750,744	11,844,790	932,200	1,167,210	26,144,314	19,786,491	971,669	398,085
Units redeemed	(4,703,356)	(11,666,819)	(812,943)	(1,310,129)	(24,413,167)	(20,493,196)	(454,393)	(363,713)

Ending units	375,099	327,711	449,535	330,278	2,442,600	711,453	620,053	102,777

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROCS		PROEM		PROE30		PROFIN
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(46,841)	(31,650)	(101,360)	(41,266)	(15,167)	(19,432)	(45,691)	(18,198)
Realized gain (loss) on investments	89,858	326,680	(43,477)	(82,581)	(53,353)	315,069	453,662	127,715
Change in unrealized gain (loss) on investments	70,595	280,122	(35,336)	(184,909)	(380,672)	94,799	(30,064)	107,653
Reinvested capital gains	1,631	4,356	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	115,243	579,508	(180,173)	(308,756)	(449,192)	390,436	377,907	217,170

Equity transactions:
Purchase payments received from contract owners (note 3)	783,241	914,024	1,381,635	591,053	1,055,000	264,512	814,796	856,199
Transfers between funds	4,629,582	2,616,546	(828,211)	(1,582,728)	(1,230,404)	1,486,281	805,040	297,696
Redemptions (note 3)	(226,701)	(88,677)	(965,545)	(396,252)	(269,292)	(94,430)	(291,893)	(246,079)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(411)	(238)	(547)	(2,967)	(1,345)	(348)	(2,955)	-
Adjustments to maintain reserves	(104)	(73)	(95)	(102)	(92)	(54)	(30)	(35)

Net equity transactions	5,185,607	3,441,582	(412,763)	(1,390,996)	(446,133)	1,655,961	1,324,958	907,781

Net change in contract owners’ equity	5,300,850	4,021,090	(592,936)	(1,699,752)	(895,325)	2,046,397	1,702,865	1,124,951
Contract owners’ equity beginning of period	5,108,147	1,087,057	3,580,510	5,280,262	4,079,277	2,032,880	1,777,733	652,782

Contract owners’ equity end of period	$10,408,997	5,108,147	2,987,574	3,580,510	3,183,952	4,079,277	3,480,598	1,777,733

CHANGES IN UNITS:
Beginning units	320,513	94,015	425,737	576,322	314,135	185,175	135,152	64,514
Units purchased	904,394	856,172	4,919,139	4,204,286	1,239,031	1,156,497	955,714	1,018,139
Units redeemed	(636,493)	(629,674)	(4,971,304)	(4,354,871)	(1,281,924)	(1,027,537)	(853,049)	(947,501)

Ending units	588,414	320,513	373,572	425,737	271,242	314,135	237,817	135,152

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROHC		PROIND		PROINT		PRONET
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(127,503)	(45,468)	(50,813)	(38,176)	(53,573)	(50,275)	(43,788)	(24,637)
Realized gain (loss) on investments	1,194,029	698,137	501,933	531,348	(392,718)	178,589	(73,865)	323,272
Change in unrealized gain (loss) on investments	518,321	233,035	(487,390)	582,633	(239,829)	37,134	(159,051)	211,946
Reinvested capital gains	-	-	-	-	363,217	199,907	155,349	88,106

Net increase (decrease) in contract owners’ equity resulting from operations	1,584,847	885,704	(36,270)	1,075,805	(322,903)	365,355	(121,355)	598,687

Equity transactions:
Purchase payments received from contract owners (note 3)	2,565,944	1,280,396	622,207	1,379,377	286,308	390,965	1,155,258	389,139
Transfers between funds	4,368,007	3,180,732	(3,987,941)	2,885,861	(2,149,453)	1,054,856	(2,040,416)	1,893,411
Redemptions (note 3)	(1,215,396)	(386,210)	(261,289)	(88,548)	(271,974)	(459,010)	(307,614)	(130,639)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(24,319)	(653)	(887)	(469)	(2)	(3,628)	(1,170)	(102)
Adjustments to maintain reserves	(106)	(119)	(51)	(74)	(47)	(79)	(44)	(96)

Net equity transactions	5,694,130	4,074,146	(3,627,961)	4,176,147	(2,135,168)	983,104	(1,193,986)	2,151,713

Net change in contract owners’ equity	7,278,977	4,959,850	(3,664,231)	5,251,952	(2,458,071)	1,348,459	(1,315,341)	2,750,400
Contract owners’ equity beginning of period	6,211,685	1,251,835	7,200,812	1,948,860	4,695,778	3,347,319	3,265,348	514,948

Contract owners’ equity end of period	$13,490,662	6,211,685	3,536,581	7,200,812	2,237,707	4,695,778	1,950,007	3,265,348

CHANGES IN UNITS:
Beginning units	407,435	113,070	532,485	196,512	383,339	320,958	219,621	51,684
Units purchased	1,465,722	1,705,053	433,244	1,251,397	719,213	987,627	512,236	773,821
Units redeemed	(1,145,214)	(1,410,688)	(714,590)	(915,424)	(901,954)	(925,246)	(600,409)	(605,884)

Ending units	727,943	407,435	251,139	532,485	200,598	383,339	131,448	219,621

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROJP		PRON		PROOG		PROPHR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(41,305)	(65,864)	(119,662)	(61,552)	(68,696)	(37,552)	(33,926)	8,911
Realized gain (loss) on investments	(1,418,320)	976,884	1,125,351	1,150,517	(95,127)	332,046	402,601	143,087
Change in unrealized gain (loss) on investments	(76,489)	114,740	(269,598)	187,545	(1,306,723)	273,605	10,202	100,994
Reinvested capital gains	1,231,498	-	350,423	-	477,309	146,333	126,265	97,347

Net increase (decrease) in contract owners’ equity resulting from operations	(304,616)	1,025,760	1,086,514	1,276,510	(993,237)	714,432	505,142	350,339

Equity transactions:
Purchase payments received from contract owners (note 3)	61,195	643,070	1,045,909	668,634	1,931,336	526,833	696,420	440,389
Transfers between funds	(1,671,586)	1,109,289	7,013,128	4,254,644	6,073,555	(477,228)	329,208	1,462,502
Redemptions (note 3)	(181,930)	(262,767)	(1,778,433)	(575,102)	(359,087)	(269,327)	(399,304)	(189,938)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,431)	(2,265)	(10,233)	(1,815)	(3,218)	(911)	(5,117)	(642)
Adjustments to maintain reserves	(98)	(69)	(200)	(55)	(92)	(97)	(172)	(30)

Net equity transactions	(1,793,850)	1,487,258	6,270,171	4,346,306	7,642,494	(220,730)	621,035	1,712,281

Net change in contract owners’ equity	(2,098,466)	2,513,018	7,356,685	5,622,816	6,649,257	493,702	1,126,177	2,062,620
Contract owners’ equity beginning of period	3,830,548	1,317,530	10,386,060	4,763,244	4,009,939	3,516,237	3,148,383	1,085,763

Contract owners’ equity end of period	$1,732,082	3,830,548	17,742,745	10,386,060	10,659,196	4,009,939	4,274,560	3,148,383

CHANGES IN UNITS:
Beginning units	303,478	152,930	634,252	385,195	290,843	311,471	212,949	94,784
Units purchased	1,075,734	3,347,901	8,168,604	8,318,824	1,324,750	688,967	949,218	585,820
Units redeemed	(1,244,470)	(3,197,353)	(7,861,974)	(8,069,767)	(729,164)	(709,595)	(915,857)	(467,655)

Ending units	134,742	303,478	940,882	634,252	886,429	290,843	246,310	212,949

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROPM		PRORE		PRORRO		PROSCN
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(39,542)	(38,472)	13,688	(13,660)	(22,791)	(32,416)	(29,098)	(2,759)
Realized gain (loss) on investments	(636,649)	(1,401,346)	511,256	(19,451)	(533,386)	225,740	416,811	92,588
Change in unrealized gain (loss) on investments	34,481	283,161	299,842	(12,755)	(42,452)	26,570	216,213	15,235
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(641,710)	(1,156,657)	824,786	(45,866)	(598,629)	219,894	603,926	105,064

Equity transactions:
Purchase payments received from contract owners (note 3)	293,380	701,190	1,281,840	1,089,830	29,935	297,959	1,175,866	35,757
Transfers between funds	329,492	316,085	3,012,943	(2,127,909)	(996,406)	1,462,141	3,670,481	69,850
Redemptions (note 3)	(230,297)	(524,934)	(457,898)	(233,778)	(134,017)	(527,238)	(358,014)	(23,830)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,377)	(285)	(6,206)	(85)	(2,406)	(1,277)	(1,796)	(226)
Adjustments to maintain reserves	(94)	(47)	(97)	(95)	(40)	(76)	(69)	(26)

Net equity transactions	387,104	492,009	3,830,582	(1,272,037)	(1,102,934)	1,231,509	4,486,468	81,525

Net change in contract owners’ equity	(254,606)	(664,648)	4,655,368	(1,317,903)	(1,701,563)	1,451,403	5,090,394	186,589
Contract owners’ equity beginning of period	2,198,155	2,862,803	1,968,101	3,286,004	2,315,767	864,364	297,110	110,521

Contract owners’ equity end of period	$1,943,549	2,198,155	6,623,469	1,968,101	614,204	2,315,767	5,387,504	297,110

CHANGES IN UNITS:
Beginning units	516,611	410,943	186,742	307,573	406,251	174,521	27,132	13,309
Units purchased	3,220,047	6,454,369	1,414,670	1,342,805	6,538,814	8,358,009	1,009,027	1,324,223
Units redeemed	(3,128,075)	(6,348,701)	(1,091,056)	(1,463,636)	(6,787,074)	(8,126,279)	(664,603)	(1,310,400)

Ending units	608,583	516,611	510,356	186,742	157,991	406,251	371,556	27,132

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROSEM		PROSIN		PROSN		PROTEC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(3,318)	(10,282)	(10,316)	(17,090)	(10,003)	(13,404)	(88,202)	(32,561)
Realized gain (loss) on investments	(113,557)	(205,980)	(2,773)	(178,548)	(397,414)	(348,186)	697,907	239,879
Change in unrealized gain (loss) on investments	3,317	24,886	27,926	(1,835)	10,104	(10,113)	(124,064)	274,000
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(113,558)	(191,376)	14,837	(197,473)	(397,313)	(371,703)	485,641	481,318

Equity transactions:
Purchase payments received from contract owners (note 3)	2,788	64,895	69,557	72,604	47,201	107,271	1,760,647	313,459
Transfers between funds	(68,451)	(23,102)	(126,832)	287,988	348,080	251,848	(154,013)	1,527,391
Redemptions (note 3)	(36,813)	(76,436)	(30,921)	(37,074)	(38,497)	(58,262)	(276,737)	(153,884)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(39)	(2,999)	(222)	(529)	(901)	(404)	(2,811)	(291)
Adjustments to maintain reserves	(26)	(24)	(23)	(35)	(18)	(38)	(55)	(63)

Net equity transactions	(102,541)	(37,666)	(88,441)	322,954	355,865	300,415	1,327,031	1,686,612

Net change in contract owners’ equity	(216,099)	(229,042)	(73,604)	125,481	(41,448)	(71,288)	1,812,672	2,167,930
Contract owners’ equity beginning of period	262,351	491,393	515,832	390,351	423,062	494,350	4,079,935	1,912,005

Contract owners’ equity end of period	$46,252	262,351	442,228	515,832	381,614	423,062	5,892,607	4,079,935

CHANGES IN UNITS:
Beginning units	33,825	63,269	99,808	58,276	100,893	81,510	329,911	190,108
Units purchased	761,874	3,625,236	902,507	2,141,615	4,039,454	5,500,183	1,316,383	1,076,832
Units redeemed	(789,324)	(3,654,680)	(916,906)	(2,100,083)	(4,026,088)	(5,480,800)	(1,235,974)	(937,029)

Ending units	6,375	33,825	85,409	99,808	114,259	100,893	410,320	329,911

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROTEL		PROGVP		PROUN		PROUTL
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$20,570	6,379	(40,294)	(64,579)	(61,890)	(30,974)	30,832	24,309
Realized gain (loss) on investments	(10,985)	(142,268)	801,635	(1,098,956)	1,536,139	1,331,361	718,956	108,802
Change in unrealized gain (loss) on investments	(17,724)	115,045	42,051	(21,414)	(86,427)	(14,280)	166,268	(540)
Reinvested capital gains	-	25,407	-	303,700	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,139)	4,563	803,392	(881,249)	1,387,822	1,286,107	916,056	132,571

Equity transactions:
Purchase payments received from contract owners (note 3)	108,196	307,186	208,390	942,196	158,718	514,896	2,212,820	376,803
Transfers between funds	113,707	(3,861,170)	272,688	(74,585)	(2,679,074)	5,377,652	1,350,289	(666,351)
Redemptions (note 3)	(55,057)	(20,589)	(338,103)	(1,510,425)	(633,780)	(468,473)	(439,976)	(240,174)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(861)	-	(713)	(6,499)	(8,663)	(1,465)	(5,197)	(688)
Adjustments to maintain reserves	(7)	(48)	79	(12,925)	(70)	(172)	(110)	(82)

Net equity transactions	165,978	(3,574,621)	142,341	(662,238)	(3,162,869)	5,422,438	3,117,826	(530,492)

Net change in contract owners’ equity	157,839	(3,570,058)	945,733	(1,543,487)	(1,775,047)	6,708,545	4,033,882	(397,921)
Contract owners’ equity beginning of period	412,848	3,982,906	1,593,389	3,136,876	8,062,616	1,354,071	1,336,584	1,734,505

Contract owners’ equity end of period	$570,687	412,848	2,539,122	1,593,389	6,287,569	8,062,616	5,370,466	1,336,584

CHANGES IN UNITS:
Beginning units	34,300	363,734	135,761	211,249	312,708	92,860	112,703	163,570
Units purchased	194,448	676,318	3,118,971	8,613,376	2,882,811	3,324,377	1,548,714	991,129
Units redeemed	(180,877)	(1,005,752)	(3,093,570)	(8,688,864)	(3,010,607)	(3,104,529)	(1,296,742)	(1,041,996)

Ending units	47,871	34,300	161,162	135,761	184,912	312,708	364,675	112,703

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVMFU		RSRF		RVAMR		RBKF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(50,210)	(47,472)	(118,360)	(97,504)	(182,501)	(176,530)	(1,416)	(21,861)
Realized gain (loss) on investments	183,710	(463,482)	476,304	156,783	903,628	659,201	(32,725)	337,442
Change in unrealized gain (loss) on investments	289,461	533,137	(278,444)	966,197	(1,609,481)	1,861,640	(256,330)	(50,235)
Reinvested capital gains	-	-	-	-	1,119,869	-	282,260	186,293

Net increase (decrease) in contract owners’ equity resulting from operations	422,961	22,183	79,500	1,025,476	231,515	2,344,311	(8,211)	451,639

Equity transactions:
Purchase payments received from contract owners (note 3)	462,837	630,088	1,043,890	1,074,499	2,347,668	886,918	200,691	297,772
Transfers between funds	(279,679)	(303,464)	492,564	(423,993)	83,767	2,222,784	355,020	(2,553,706)
Redemptions (note 3)	(396,432)	(661,957)	(1,785,375)	(890,512)	(1,667,590)	(1,509,162)	(231,395)	(267,595)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,979)	(10,493)	(802)	(4,708)	(15,377)	(12,763)	(1,130)	(408)
Adjustments to maintain reserves	(148)	(137)	(156)	(128)	(51)	(97)	(86)	(329)

Net equity transactions	(219,401)	(345,963)	(249,879)	(244,842)	748,417	1,587,680	323,100	(2,524,266)

Net change in contract owners’ equity	203,560	(323,780)	(170,379)	780,634	979,932	3,931,991	314,889	(2,072,627)
Contract owners’ equity beginning of period	3,156,056	3,479,836	7,978,425	7,197,791	14,563,763	10,631,772	1,611,604	3,684,231

Contract owners’ equity end of period	$3,359,616	3,156,056	7,808,046	7,978,425	15,543,695	14,563,763	1,926,493	1,611,604

CHANGES IN UNITS:
Beginning units	454,481	506,656	564,715	594,453	1,198,793	1,064,254	196,923	584,843
Units purchased	504,463	276,884	187,330	189,781	463,243	553,599	1,235,632	3,744,058
Units redeemed	(519,240)	(329,059)	(206,030)	(219,519)	(412,272)	(419,060)	(1,199,285)	(4,131,978)

Ending units	439,704	454,481	546,015	564,715	1,249,764	1,198,793	233,270	196,923

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RBMF		RVBER		RBF		RVCLR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$82,589	(42,525)	(85,966)	(1,516)	(165,338)	(125,599)	(178,564)	(3,973)
Realized gain (loss) on investments	(184,128)	(508,850)	420,196	447,195	1,836,024	2,656,261	452,119	645,935
Change in unrealized gain (loss) on investments	(449,668)	58,743	(1,361,247)	607,293	850,613	523,250	(1,251,752)	150,597
Reinvested capital gains	285,531	244,947	1,114,760	-	-	-	946,978	323,037

Net increase (decrease) in contract owners’ equity resulting from operations	(265,676)	(247,685)	87,743	1,052,972	2,521,299	3,053,912	(31,219)	1,115,596

Equity transactions:
Purchase payments received from contract owners (note 3)	306,490	291,453	1,162,708	536,013	1,593,534	1,000,339	1,332,281	458,121
Transfers between funds	(741,916)	(1,405,632)	1,891,508	(911,078)	1,511,793	(94,062)	7,644,059	858,328
Redemptions (note 3)	(588,404)	(744,388)	(728,084)	(796,177)	(1,434,291)	(1,078,525)	(1,685,507)	(1,423,045)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,096)	(1,241)	(9,388)	(4,316)	(1,204)	(3,371)	(5,955)	(14,772)
Adjustments to maintain reserves	(51)	(178)	(100)	(39)	(22)	(158)	(87)	(100)

Net equity transactions	(1,027,977)	(1,859,986)	2,316,644	(1,175,597)	1,669,810	(175,777)	7,284,791	(121,468)

Net change in contract owners’ equity	(1,293,653)	(2,107,671)	2,404,387	(122,625)	4,191,109	2,878,135	7,253,572	994,128
Contract owners’ equity beginning of period	4,895,991	7,003,662	7,580,969	7,703,594	9,526,308	6,648,173	15,158,693	14,164,565

Contract owners’ equity end of period	$3,602,338	4,895,991	9,985,356	7,580,969	13,717,417	9,526,308	22,412,265	15,158,693

CHANGES IN UNITS:
Beginning units	218,828	317,742	677,455	803,979	412,742	442,089	1,377,640	1,398,310
Units purchased	842,929	1,313,171	399,379	294,695	1,278,704	2,343,677	1,063,481	633,144
Units redeemed	(894,395)	(1,412,085)	(198,480)	(421,219)	(1,232,905)	(2,373,024)	(416,473)	(653,814)

Ending units	167,362	218,828	878,354	677,455	458,541	412,742	2,024,648	1,377,640

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVCMD		RCPF		RVLDD		RELF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(45,199)	(52,691)	(60,102)	(21,306)	(123,645)	(139,986)	(51,654)	(22,605)
Realized gain (loss) on investments	(29,757)	(78,601)	636,170	1,584,161	(464,875)	3,438,553	406,145	580,935
Change in unrealized gain (loss) on investments	(1,085,189)	(66,206)	(324,965)	267,878	(978,760)	916,252	117,739	14,646
Reinvested capital gains	-	-	592,993	-	2,795,138	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,160,145)	(197,498)	844,096	1,830,733	1,227,858	4,214,819	472,230	572,976

Equity transactions:
Purchase payments received from contract owners (note 3)	441,233	320,599	591,924	931,605	186,650	1,540,488	176,778	13,158
Transfers between funds	505,453	(817,117)	330,257	(1,447,914)	(5,262,357)	3,279,037	2,396,175	(331,459)
Redemptions (note 3)	(524,800)	(679,136)	(776,331)	(1,112,464)	(1,679,286)	(806,527)	(718,868)	(170,334)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(453)	(4,282)	(1,940)	(2,902)	(13,523)	(9,576)	(881)	(441)
Adjustments to maintain reserves	(6)	(155)	(112)	(142)	(145)	(141)	(93)	(96)

Net equity transactions	421,427	(1,180,091)	143,798	(1,631,817)	(6,768,661)	4,003,281	1,853,111	(489,172)

Net change in contract owners’ equity	(738,718)	(1,377,589)	987,894	198,916	(5,540,803)	8,218,100	2,325,341	83,804
Contract owners’ equity beginning of period	3,163,749	4,541,338	7,850,995	7,652,079	15,127,161	6,909,061	2,140,213	2,056,409

Contract owners’ equity end of period	$2,425,031	3,163,749	8,838,889	7,850,995	9,586,358	15,127,161	4,465,554	2,140,213

CHANGES IN UNITS:
Beginning units	679,934	929,892	312,694	382,444	860,829	633,796	234,202	298,819
Units purchased	1,022,890	1,341,285	818,213	1,766,043	4,355,011	6,669,569	1,785,566	2,681,931
Units redeemed	(893,528)	(1,591,243)	(813,116)	(1,835,793)	(4,731,152)	(6,442,536)	(1,619,382)	(2,746,548)

Ending units	809,296	679,934	317,791	312,694	484,688	860,829	400,386	234,202

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RENF		RESF		RLCE		RFSF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(156,679)	(102,845)	(138,574)	(95,266)	(12,816)	(49,149)	(50,845)	(53,307)
Realized gain (loss) on investments	142,778	857,325	(2,709,752)	931,288	(539,005)	629,819	443,330	1,196,595
Change in unrealized gain (loss) on investments	(5,056,504)	748,448	(3,076,318)	157,143	(215,115)	(60,307)	198,643	34,793
Reinvested capital gains	1,805,278	119,075	1,268,083	283,573	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,265,127)	1,622,003	(4,656,561)	1,276,738	(766,936)	520,363	591,128	1,178,081

Equity transactions:
Purchase payments received from contract owners (note 3)	1,847,759	665,203	903,685	473,763	230,633	152,577	524,826	957,305
Transfers between funds	10,502,823	(1,703,661)	8,206,991	988,302	(4,865,262)	110,647	1,886,535	(914,871)
Redemptions (note 3)	(1,370,419)	(834,404)	(1,011,847)	(803,902)	(317,148)	(449,669)	(539,411)	(463,969)
Annuity benefits	-	(176)	-	(170)	-	(81)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,145)	(2,074)	(2,082)	(915)	(1,687)	(2,277)	(1,014)	(1,403)
Adjustments to maintain reserves	(2,425)	(2,680)	(148)	(83)	(21)	(142)	(176)	(125)

Net equity transactions	10,974,593	(1,877,792)	8,096,599	656,995	(4,953,485)	(188,945)	1,870,760	(423,063)

Net change in contract owners’ equity	7,709,466	(255,789)	3,440,038	1,933,733	(5,720,421)	331,418	2,461,888	755,018
Contract owners’ equity beginning of period	8,133,526	8,389,315	7,762,863	5,829,130	7,083,250	6,751,832	5,285,828	4,530,810

Contract owners’ equity end of period	$15,842,992	8,133,526	11,202,901	7,762,863	1,362,829	7,083,250	7,747,716	5,285,828

CHANGES IN UNITS:
Beginning units	306,654	384,516	261,356	241,614	598,527	724,600	505,938	545,150
Units purchased	1,499,012	1,275,463	1,486,298	1,340,358	1,525,609	2,552,703	1,335,694	2,646,245
Units redeemed	(1,046,045)	(1,353,325)	(1,195,133)	(1,320,616)	(1,989,528)	(2,678,776)	(1,170,300)	(2,685,457)

Ending units	759,621	306,654	552,521	261,356	134,608	598,527	671,332	505,938

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RUGB		RHCF		RINF		RVIDD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(63,722)	(94,033)	(217,257)	(131,972)	(77,905)	(69,123)	(35,499)	(51,467)
Realized gain (loss) on investments	2,681,373	(10,076,113)	2,777,411	2,474,699	349,470	867,754	(498,686)	(1,769,502)
Change in unrealized gain (loss) on investments	746,859	(181,154)	(378,502)	1,029,362	(841,487)	904,614	85,278	(153,594)
Reinvested capital gains	-	1,193,928	672,639	-	381,276	144,734	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,364,510	(9,157,372)	2,854,291	3,372,089	(188,646)	1,847,979	(448,907)	(1,974,563)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,754,492	1,103,657	2,620,249	2,145,392	226,462	389,319	(205,682)	1,143,326
Transfers between funds	5,225,324	5,476,848	1,977,162	2,029,515	(3,795,674)	3,110,455	498,724	988,958
Redemptions (note 3)	(3,291,520)	(3,157,965)	(1,634,829)	(1,304,172)	(868,092)	(455,502)	(102,492)	(1,758,285)
Annuity benefits	-	-	-	-	-	(144)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9,222)	(11,234)	(6,575)	(3,075)	(997)	(1,087)	(2,632)	(5,348)
Adjustments to maintain reserves	10,862	4,934	(2,145)	(2,034)	(66)	(170)	269,624	(536)

Net equity transactions	3,689,936	3,416,240	2,953,862	2,865,626	(4,438,367)	3,042,871	457,542	368,115

Net change in contract owners’ equity	7,054,446	(5,741,132)	5,808,153	6,237,715	(4,627,013)	4,890,850	8,635	(1,606,448)
Contract owners’ equity beginning of period	5,255,438	10,996,570	13,505,899	7,268,184	8,210,449	3,319,599	1,652,682	3,259,130

Contract owners’ equity end of period	$12,309,884	5,255,438	19,314,052	13,505,899	3,583,436	8,210,449	1,661,317	1,652,682

CHANGES IN UNITS:
Beginning units	349,681	587,510	702,990	528,331	310,691	185,142	1,540,494	1,663,040
Units purchased	12,639,851	29,281,459	1,801,445	2,782,064	568,050	976,799	72,642,968	84,767,169
Units redeemed	(12,367,753)	(29,519,288)	(1,685,965)	(2,607,405)	(744,221)	(851,250)	(72,186,866)	(84,889,715)

Ending units	621,779	349,681	818,470	702,990	134,520	310,691	1,996,596	1,540,494

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RJNF		RVIMC		RAF		RVISC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(67,471)	(95,905)	(12,622)	(14,202)	(12,036)	(20,299)	(29,366)	(25,452)
Realized gain (loss) on investments	(2,210,303)	158,167	(80,672)	(244,138)	(283,602)	(502,351)	(135,495)	(685,042)
Change in unrealized gain (loss) on investments	(68,121)	113,156	(16,193)	(17,759)	14,251	(2,299)	12,918	15,531
Reinvested capital gains	247,206	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,098,689)	175,418	(109,487)	(276,099)	(281,387)	(524,949)	(151,943)	(694,963)

Equity transactions:
Purchase payments received from contract owners (note 3)	453,448	349,407	108,837	89,924	86,355	97,328	136,950	152,875
Transfers between funds	(7,274,985)	10,609,672	51,497	436,271	63,115	(946,975)	134,389	942,506
Redemptions (note 3)	(1,081,474)	(1,954,911)	(46,515)	(87,953)	(65,140)	(591,460)	(199,617)	(181,762)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,232)	(3,357)	(215)	(121)	(103)	(1,284)	(1,260)	(1,081)
Adjustments to maintain reserves	(76)	(1,338)	(31)	(305)	(45)	(44)	(79)	(1,250)

Net equity transactions	(7,906,319)	8,999,473	113,573	437,816	84,182	(1,442,435)	70,383	911,288

Net change in contract owners’ equity	(10,005,008)	9,174,891	4,086	161,717	(197,205)	(1,967,384)	(81,560)	216,325
Contract owners’ equity beginning of period	12,393,562	3,218,671	694,206	532,489	589,385	2,556,769	1,327,490	1,111,165

Contract owners’ equity end of period	$2,388,554	12,393,562	698,292	694,206	392,180	589,385	1,245,930	1,327,490

CHANGES IN UNITS:
Beginning units	2,866,211	869,975	298,812	163,777	399,140	1,229,953	603,134	353,496
Units purchased	24,476,066	76,606,273	3,137,046	4,191,920	12,515,058	23,608,721	31,561,713	35,271,159
Units redeemed	(26,544,075)	(74,610,037)	(3,084,221)	(4,056,885)	(12,592,360)	(24,439,534)	(31,509,648)	(35,021,521)

Ending units	798,202	2,866,211	351,637	298,812	321,838	399,140	655,199	603,134

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RUF		RLCJ		RLF		RMED
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(41,984)	(62,514)	(18,072)	(37,709)	(58,826)	(43,910)	(55,863)	(74,433)
Realized gain (loss) on investments	(716,385)	(1,514,696)	(789,422)	648,771	701,351	1,385,348	142,833	1,653,950
Change in unrealized gain (loss) on investments	25,376	31,871	(406,155)	49,475	(1,130,567)	477,732	(285,631)	139,312
Reinvested capital gains	-	-	703,066	-	707,576	-	407,497	-

Net increase (decrease) in contract owners’ equity resulting from operations	(732,993)	(1,545,339)	(510,583)	660,537	219,534	1,819,170	208,836	1,718,829

Equity transactions:
Purchase payments received from contract owners (note 3)	119,696	296,522	14,394	575,313	263,234	645,727	121,560	989,306
Transfers between funds	911,895	(45,657)	(958,025)	(304,628)	392,396	(1,414,161)	(811,617)	(3,206,469)
Redemptions (note 3)	(293,221)	(732,548)	(155,712)	(562,936)	(844,694)	(1,302,590)	(1,296,955)	(1,057,781)
Annuity benefits	-	-	-	(80)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,673)	(4,356)	(231)	(827)	(1,187)	(3,603)	(8,967)	(5,998)
Adjustments to maintain reserves	(71)	(88)	(71)	(124)	(38)	(220)	(129)	740

Net equity transactions	733,626	(486,127)	(1,099,645)	(293,282)	(190,289)	(2,074,847)	(1,996,108)	(3,280,202)

Net change in contract owners’ equity	633	(2,031,466)	(1,610,228)	367,255	29,245	(255,677)	(1,787,272)	(1,561,373)
Contract owners’ equity beginning of period	2,017,505	4,048,971	2,492,057	2,124,802	4,912,517	5,168,194	4,876,218	6,437,591

Contract owners’ equity end of period	$2,018,138	2,017,505	881,829	2,492,057	4,941,762	4,912,517	3,088,946	4,876,218

CHANGES IN UNITS:
Beginning units	737,210	1,072,355	175,090	246,456	191,698	283,744	181,969	321,813
Units purchased	23,129,048	26,602,273	1,290,563	3,123,192	401,489	255,359	1,088,323	1,607,831
Units redeemed	(22,987,399)	(26,937,418)	(1,386,180)	(3,194,558)	(411,284)	(347,405)	(1,175,803)	(1,747,675)

Ending units	878,859	737,210	79,473	175,090	181,903	191,698	94,489	181,969

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVARS		RVF		ROF		RNF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(96,213)	(100,772)	(238,766)	(146,187)	(225,576)	(130,828)	(150,847)	(153,860)
Realized gain (loss) on investments	46,369	190,507	(2,248,087)	3,683,148	3,710,674	2,877,102	2,270,505	4,857,923
Change in unrealized gain (loss) on investments	250,516	(75,720)	(4,770,138)	1,362,512	(1,067,072)	761,861	101,351	(266,949)
Reinvested capital gains	-	-	10,822,487	1,814,037	870,062	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	200,672	14,015	3,565,496	6,713,510	3,288,088	3,508,135	2,221,009	4,437,114

Equity transactions:
Purchase payments received from contract owners (note 3)	689,469	891,040	792,060	396,305	3,736,301	1,672,701	606,802	340,569
Transfers between funds	(305,549)	(356,877)	8,891,897	9,099,774	(2,852,464)	8,071,763	(16,471,982)	16,138,769
Redemptions (note 3)	(930,030)	(1,470,776)	(2,962,454)	(1,401,084)	(4,395,336)	(1,409,589)	(2,146,030)	(1,787,536)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,915)	(5,802)	(11,423)	(6,174)	(7,817)	(3,392)	(8,626)	(3,844)
Adjustments to maintain reserves	54	(118)	16	(172)	(181)	(170)	(183)	(129)

Net equity transactions	(548,971)	(942,533)	6,710,096	8,088,649	(3,519,497)	8,331,313	(18,020,019)	14,687,829

Net change in contract owners’ equity	(348,299)	(928,518)	10,275,592	14,802,159	(231,409)	11,839,448	(15,799,010)	19,124,943
Contract owners’ equity beginning of period	7,062,750	7,991,268	20,772,792	5,970,633	19,264,862	7,425,414	28,504,432	9,379,489

Contract owners’ equity end of period	$6,714,451	7,062,750	31,048,384	20,772,792	19,033,453	19,264,862	12,705,422	28,504,432

CHANGES IN UNITS:
Beginning units	794,484	901,230	936,401	458,586	887,995	436,120	1,902,052	841,905
Units purchased	165,391	575,846	5,717,017	7,499,559	5,980,883	5,273,797	13,564,750	16,470,441
Units redeemed	(227,474)	(682,592)	(5,626,321)	(7,021,744)	(6,122,350)	(4,821,922)	(14,799,873)	(15,410,294)

Ending units	732,401	794,484	1,027,097	936,401	746,528	887,995	666,929	1,902,052

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RPMF		RREF		RRF		RMEK
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(156,356)	(61,194)	(32,265)	62,932	(42,275)	(50,348)	(66,781)	(92,440)
Realized gain (loss) on investments	(1,085,341)	(10,909,563)	818,454	600,129	(315,880)	798,708	19,623	2,501,384
Change in unrealized gain (loss) on investments	(1,663,300)	1,267,214	565,357	(371,515)	205,821	(119,375)	(227,350)	246,587
Reinvested capital gains	-	-	-	-	354,190	414,916	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,904,997)	(9,703,543)	1,351,546	291,546	201,856	1,043,901	(274,508)	2,655,531

Equity transactions:
Purchase payments received from contract owners (note 3)	602,821	876,867	869,861	760,946	57,987	68,371	158,722	734,332
Transfers between funds	1,994,014	200,665	2,584,173	(4,632,116)	(21,363)	964,277	226,488	(720,198)
Redemptions (note 3)	(1,064,931)	(1,512,209)	(1,285,653)	(1,467,629)	(453,219)	(357,643)	(524,180)	(1,178,381)
Annuity benefits	-	(139)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,432)	(7,604)	(6,071)	(5,130)	(476)	(601)	(4,109)	(5,894)
Adjustments to maintain reserves	(906)	(826)	(90)	(178)	(56)	(96)	(1,362)	(1,103)

Net equity transactions	1,529,566	(443,246)	2,162,220	(5,344,107)	(417,127)	674,308	(144,441)	(1,171,244)

Net change in contract owners’ equity	(1,375,431)	(10,146,789)	3,513,766	(5,052,561)	(215,271)	1,718,209	(418,949)	1,484,287
Contract owners’ equity beginning of period	9,533,254	19,680,043	7,335,555	12,388,116	4,609,507	2,891,298	5,993,870	4,509,583

Contract owners’ equity end of period	$8,157,823	9,533,254	10,849,321	7,335,555	4,394,236	4,609,507	5,574,921	5,993,870

CHANGES IN UNITS:
Beginning units	851,731	885,640	391,260	680,026	192,774	162,131	252,741	279,441
Units purchased	2,852,650	3,287,772	1,710,471	2,495,174	480,578	1,556,340	3,268,013	5,352,149
Units redeemed	(2,824,440)	(3,321,681)	(1,609,075)	(2,783,940)	(485,459)	(1,525,697)	(3,283,272)	(5,378,849)

Ending units	879,941	851,731	492,656	391,260	187,893	192,774	237,482	252,741

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RTF		RVLCG		RVLCV		RVMCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(205,840)	(166,574)	(725,220)	(450,880)	(511,998)	(401,183)	(344,056)	(390,580)
Realized gain (loss) on investments	1,191,175	5,084,346	5,724,436	6,154,278	4,906,051	4,936,907	(1,709,333)	1,172,344
Change in unrealized gain (loss) on investments	(960,346)	1,081,013	(7,211,446)	3,284,925	(4,557,991)	2,931,792	(3,652,884)	2,615,495
Reinvested capital gains	3,509,869	-	5,852,907	-	2,577,273	-	3,423,397	2,460,732

Net increase (decrease) in contract owners’ equity resulting from operations	3,534,858	5,998,785	3,640,677	8,988,323	2,413,335	7,467,516	(2,282,876)	5,857,991

Equity transactions:
Purchase payments received from contract owners (note 3)	784,652	1,839,924	5,701,897	3,072,431	6,928,111	6,062,149	3,454,966	2,477,288
Transfers between funds	(1,273,010)	3,502,207	16,869,795	13,121,863	(6,141,804)	19,590,203	(15,450,590)	12,059,764
Redemptions (note 3)	(1,967,685)	(933,621)	(4,156,340)	(3,056,092)	(4,625,811)	(3,194,433)	(2,169,218)	(3,022,106)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(34,127)	(2,183)	(12,974)	(12,732)	(9,817)	(11,356)	(7,271)	(6,076)
Adjustments to maintain reserves	(83)	(136)	(224)	(112)	(186)	(161)	(139)	(149)

Net equity transactions	(2,490,253)	4,406,191	18,402,154	13,125,358	(3,849,507)	22,446,402	(14,172,252)	11,508,721

Net change in contract owners’ equity	1,044,605	10,404,976	22,042,831	22,113,681	(1,436,172)	29,913,918	(16,455,128)	17,366,712
Contract owners’ equity beginning of period	15,631,139	5,226,163	40,474,629	18,360,948	43,034,012	13,120,094	35,384,794	18,018,082

Contract owners’ equity end of period	$16,675,744	15,631,139	62,517,460	40,474,629	41,597,840	43,034,012	18,929,666	35,384,794

CHANGES IN UNITS:
Beginning units	1,014,924	582,339	2,287,444	1,437,364	2,417,188	1,057,510	1,496,626	995,696
Units purchased	6,309,673	10,185,263	6,943,449	5,020,496	6,185,977	6,909,502	4,671,278	5,313,584
Units redeemed	(6,432,999)	(9,752,678)	(6,036,299)	(4,170,416)	(6,474,435)	(5,549,824)	(5,340,739)	(4,812,654)

Ending units	891,598	1,014,924	3,194,594	2,287,444	2,128,730	2,417,188	827,165	1,496,626

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVMCV		RVSCG		RVSCV		RVSDL
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(264,697)	(214,369)	(257,141)	(304,450)	(151,080)	(106,372)	(27,706)	(16,687)
Realized gain (loss) on investments	(592,155)	2,920,051	75,947	3,607,947	283,385	1,956,823	430,410	(138,329)
Change in unrealized gain (loss) on investments	(1,191,998)	235,438	(1,405,380)	1,418,422	(1,986,151)	1,241,525	164,720	45,008
Reinvested capital gains	1,443,269	-	-	1,443,441	1,416,133	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(605,581)	2,941,120	(1,586,574)	6,165,360	(437,713)	3,091,976	567,424	(110,008)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,183,257	1,130,825	2,369,634	2,334,962	1,814,241	1,907,425	545,100	41,308
Transfers between funds	(8,751,618)	11,555,166	(14,352,624)	10,759,511	(5,573,168)	4,003,016	2,465,741	(2,192,486)
Redemptions (note 3)	(2,459,791)	(1,550,798)	(1,244,185)	(2,215,162)	(822,150)	(1,101,631)	(628,980)	(131,943)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,050)	(4,051)	(3,230)	(3,414)	(3,576)	(4,344)	(777)	(2,883)
Adjustments to maintain reserves	(209)	(146)	(206)	(139)	(107)	(95)	(89)	(71)

Net equity transactions	(9,031,411)	11,130,996	(13,230,611)	10,875,758	(4,584,760)	4,804,371	2,380,995	(2,286,075)

Net change in contract owners’ equity	(9,636,992)	14,072,116	(14,817,185)	17,041,118	(5,022,473)	7,896,347	2,948,419	(2,396,083)
Contract owners’ equity beginning of period	20,702,285	6,630,169	29,782,353	12,741,235	14,186,349	6,290,002	808,868	3,204,951

Contract owners’ equity end of period	$11,065,293	20,702,285	14,965,168	29,782,353	9,163,876	14,186,349	3,757,287	808,868

CHANGES IN UNITS:
Beginning units	1,127,639	483,777	1,496,718	870,994	812,402	498,760	150,484	567,154
Units purchased	3,942,358	7,008,245	1,769,884	4,687,229	1,318,253	2,641,764	5,669,221	2,755,463
Units redeemed	(4,496,330)	(6,364,383)	(2,509,969)	(4,061,505)	(1,612,956)	(2,328,122)	(5,258,879)	(3,172,133)

Ending units	573,667	1,127,639	756,633	1,496,718	517,699	812,402	560,826	150,484

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RTEC		RTEL		RTRF		RUTL
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(115,372)	(69,183)	8,562	9,298	(128,629)	(105,857)	23,240	91,229
Realized gain (loss) on investments	686,781	751,386	54,366	103,880	1,836,307	2,256,698	840,246	430,793
Change in unrealized gain (loss) on investments	33,726	716,074	(71,121)	52,697	(124,008)	467,263	170,463	35,374
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	605,135	1,398,277	(8,193)	165,875	1,583,670	2,618,104	1,033,949	557,396

Equity transactions:
Purchase payments received from contract owners (note 3)	649,725	674,612	78,008	87,656	662,503	450,479	773,283	351,691
Transfers between funds	3,287,110	10,646	110,521	(17,225)	(259,017)	3,238,904	3,691,818	(1,832,991)
Redemptions (note 3)	(937,998)	(514,896)	(84,330)	(116,114)	(1,495,162)	(883,512)	(875,239)	(609,781)
Annuity benefits	-	-	-	-	-	(175)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,759)	(1,311)	(165)	(1,197)	(4,194)	(3,159)	(3,519)	(2,374)
Adjustments to maintain reserves	(164)	(125)	(103)	(26)	(164)	(116)	(112)	(70)

Net equity transactions	2,994,914	168,926	103,931	(46,906)	(1,096,034)	2,802,421	3,586,231	(2,093,525)

Net change in contract owners’ equity	3,600,049	1,567,203	95,738	118,969	487,636	5,420,525	4,620,180	(1,536,129)
Contract owners’ equity beginning of period	6,237,296	4,670,093	1,042,534	923,565	9,712,977	4,292,452	4,236,429	5,772,558

Contract owners’ equity end of period	$9,837,345	6,237,296	1,138,272	1,042,534	10,200,613	9,712,977	8,856,609	4,236,429

CHANGES IN UNITS:
Beginning units	362,371	354,947	117,499	119,021	410,896	266,492	315,279	479,076
Units purchased	1,289,754	1,708,792	1,221,987	3,820,047	993,911	1,848,015	3,041,665	4,058,300
Units redeemed	(1,124,150)	(1,701,368)	(1,212,588)	(3,821,569)	(1,049,540)	(1,703,611)	(2,805,174)	(4,222,097)

Ending units	527,975	362,371	126,898	117,499	355,267	410,896	551,770	315,279

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVWDL		GVFRB		GSBLMO		VWHA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(6,150)	(7,580)	(121,722)	(32,883)	(9,056)	(28)	(77,587)	(29,575)
Realized gain (loss) on investments	(92,545)	(39,910)	260,727	43,993	3,134	-	392,706	1,814
Change in unrealized gain (loss) on investments	(18,378)	407	(77,735)	67,360	15,899	105	(1,427,435)	229,262
Reinvested capital gains	-	-	-	-	-	-	-	42,986

Net increase (decrease) in contract owners’ equity resulting from operations	(117,073)	(47,083)	61,270	78,470	9,977	77	(1,112,316)	244,487

Equity transactions:
Purchase payments received from contract owners (note 3)	12,474	(4,544)	2,699,331	509,650	750,715	9,212	2,258,745	1,159,568
Transfers between funds	59,945	(35,158)	(261,472)	4,072,036	283,617	14,432	(765,788)	516,879
Redemptions (note 3)	(53,205)	(91,399)	(291,153)	(153,963)	(70,322)	-	(246,024)	(148,709)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(459)	(1,465)	(1,013)	(3,223)	(870)	-	(3,796)	(1,195)
Adjustments to maintain reserves	(9)	(111)	(63)	(53)	(21)	(3)	(228)	(95)

Net equity transactions	18,746	(132,677)	2,145,630	4,424,447	963,119	23,641	1,242,909	1,526,448

Net change in contract owners’ equity	(98,327)	(179,760)	2,206,900	4,502,917	973,096	23,718	130,593	1,770,935
Contract owners’ equity beginning of period	623,311	803,071	4,502,917	-	23,718	-	3,930,479	2,159,544

Contract owners’ equity end of period	$524,984	623,311	6,709,817	4,502,917	996,814	23,718	4,061,072	3,930,479

CHANGES IN UNITS:
Beginning units	63,300	77,859	443,521	-	2,358	-	461,180	276,250
Units purchased	315,142	902,283	1,753,164	862,369	124,774	2,358	997,223	325,252
Units redeemed	(309,016)	(916,842)	(1,540,338)	(418,848)	(31,645)	-	(859,567)	(140,322)

Ending units	69,426	63,300	656,347	443,521	95,487	2,358	598,836	461,180

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWAR		WRASP		HIBF3		RVDFA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(26,035)	(32,041)	(289,452)	(61,134)	74,270	235,127	-	(108,734)
Realized gain (loss) on investments	9,513	6,702	550,905	2,467,510	52,432	123,345	-	1,131,888
Change in unrealized gain (loss) on investments	(51,033)	64,314	(6,068,427)	2,588,277	3,810	(53,091)	-	448,399
Reinvested capital gains	23,243	16,118	3,833,638	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(44,312)	55,093	(1,973,336)	4,994,653	130,512	305,381	-	1,471,553

Equity transactions:
Purchase payments received from contract owners (note 3)	342,974	326,983	4,729,336	4,986,445	(109)	38,814	-	584,239
Transfers between funds	(96,394)	(1,397,685)	(3,975,609)	(15,452)	(4,473,399)	(1,441,463)	-	(11,433,298)
Redemptions (note 3)	(47,525)	(78,907)	(3,424,401)	(2,942,018)	(465,494)	(519,212)	-	(1,056,067)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(657)	(793)	(8,647)	(7,430)	(2,443)	(3,947)	-	(8,085)
Adjustments to maintain reserves	(61)	(33)	(216)	(200)	(26)	(85)	-	(98)

Net equity transactions	198,337	(1,150,435)	(2,679,537)	2,021,345	(4,941,471)	(1,925,893)	-	(11,913,309)

Net change in contract owners’ equity	154,025	(1,095,342)	(4,652,873)	7,015,998	(4,810,959)	(1,620,512)	-	(10,441,756)
Contract owners’ equity beginning of period	1,665,592	2,760,934	30,788,998	23,773,000	4,810,959	6,431,471	-	10,441,756

Contract owners’ equity end of period	$1,819,617	1,665,592	26,136,125	30,788,998	-	4,810,959	-	-

CHANGES IN UNITS:
Beginning units	168,013	287,520	2,219,333	2,119,340	308,078	435,367	-	1,212,032
Units purchased	47,527	60,622	924,282	2,617,498	3,069	19,496	-	124,873
Units redeemed	(27,183)	(180,129)	(1,120,381)	(2,517,505)	(311,147)	(146,785)	-	(1,336,905)

Ending units	188,357	168,013	2,023,234	2,219,333	-	308,078	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GEM3		TRF3		GBF3		GVIDA6
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$109	(16,875)	230	3,321	25,417	4,826	(14,523)	25,968
Realized gain (loss) on investments	(120,968)	(189,727)	306,536	133,648	(613,313)	(638,445)	1,300,974	361,708
Change in unrealized gain (loss) on investments	16,547	(41,430)	(280,088)	216,452	720,536	(279,594)	(1,293,289)	739,105
Reinvested capital gains	-	-	-	-	-	122,098	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(104,312)	(248,032)	26,678	353,421	132,640	(791,115)	(6,838)	1,126,781

Equity transactions:
Purchase payments received from contract owners (note 3)	532,736	942,277	64,200	101,235	291,638	263,072	215,540	636,739
Transfers between funds	(3,478,851)	913,407	(1,875,430)	756,871	(7,946,919)	(5,344,272)	(6,130,155)	652,270
Redemptions (note 3)	(79,079)	(407,946)	(56,751)	(410,149)	(1,550,941)	(3,252,053)	(530,717)	(382,130)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(226)	(415)	(189)	(237)	(2,089)	(24,842)	(201)	(433)
Adjustments to maintain reserves	(45)	(71)	(12,841)	(1,154)	(26)	(118)	(19)	(61)

Net equity transactions	(3,025,465)	1,447,252	(1,881,011)	446,566	(9,208,337)	(8,358,213)	(6,445,552)	906,385

Net change in contract owners’ equity	(3,129,777)	1,199,220	(1,854,333)	799,987	(9,075,697)	(9,149,328)	(6,452,390)	2,033,166
Contract owners’ equity beginning of period	3,129,777	1,930,557	1,854,333	1,054,346	9,075,697	18,225,025	6,452,390	4,419,224

Contract owners’ equity end of period	$-	3,129,777	-	1,854,333	-	9,075,697	-	6,452,390

CHANGES IN UNITS:
Beginning units	312,339	190,632	113,926	83,029	669,943	1,281,066	379,377	323,301
Units purchased	81,756	770,468	10,697	74,177	65,376	661,779	26,950	148,456
Units redeemed	(394,095)	(648,761)	(124,623)	(43,280)	(735,319)	(1,272,902)	(406,327)	(92,380)

Ending units	-	312,339	-	113,926	-	669,943	-	379,377

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDBL6		NVDCA6		GVIDC6		GVIDM6
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(3,201)	6,370	(4,110)	5,093	(29,281)	(19,149)	(48,920)	12,768
Realized gain (loss) on investments	113,381	17,260	138,912	51,028	202,155	494,868	3,247,146	1,842,849
Change in unrealized gain (loss) on investments	(104,267)	83,045	(127,290)	87,182	(64,588)	(294,064)	(3,093,414)	815,971
Reinvested capital gains	-	9,029	-	16,740	-	146,841	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,913	115,704	7,512	160,043	108,286	328,496	104,812	2,671,588

Equity transactions:
Purchase payments received from contract owners (note 3)	114,653	265,821	165,849	400,571	1,506,394	1,931,588	89,477	879,783
Transfers between funds	(1,317,432)	11,815	(1,402,133)	190,528	(10,935,807)	(4,654,491)	(18,202,468)	(5,452,156)
Redemptions (note 3)	(131,731)	(59,390)	(47,904)	(59,062)	(589,641)	(3,182,621)	(928,382)	(1,911,117)
Annuity benefits	-	-	-	-	-	-	(1,678)	(4,807)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(421)	(664)	(17,363)	(1,257)	(3,201)
Adjustments to maintain reserves	(10)	(37)	12	(37)	(5)	(100)	(4,286)	(131)

Net equity transactions	(1,334,520)	218,209	(1,284,176)	531,579	(10,019,723)	(5,922,987)	(19,048,594)	(6,491,629)

Net change in contract owners’ equity	(1,328,607)	333,913	(1,276,664)	691,622	(9,911,437)	(5,594,491)	(18,943,782)	(3,820,041)
Contract owners’ equity beginning of period	1,328,607	994,694	1,276,664	585,042	9,911,437	15,505,928	18,943,782	22,763,823

Contract owners’ equity end of period	$-	1,328,607	-	1,276,664	-	9,911,437	-	18,943,782

CHANGES IN UNITS:
Beginning units	106,233	88,965	96,385	51,664	768,696	1,240,205	1,230,727	1,698,729
Units purchased	24,240	31,513	18,553	78,309	171,902	419,872	89,361	351,230
Units redeemed	(130,473)	(14,245)	(114,938)	(33,588)	(940,598)	(891,381)	(1,320,088)	(819,232)

Ending units	-	106,233	-	96,385	-	768,696	-	1,230,727

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDMA6		GVDMC6		GVDIV6		SCGF3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(13,773)	24,733	(26,209)	(26,518)	56,281	13,142	(9,095)	(16,084)
Realized gain (loss) on investments	1,574,165	393,285	952,225	1,039,062	157,622	61,247	99,734	67,646
Change in unrealized gain (loss) on investments	(1,534,223)	802,612	(860,071)	(184,632)	(246,132)	214,872	(246,631)	238,461
Reinvested capital gains	-	-	-	119,799	-	-	-	62,063

Net increase (decrease) in contract owners’ equity resulting from operations	26,169	1,220,630	65,945	947,711	(32,229)	289,261	(155,992)	352,086

Equity transactions:
Purchase payments received from contract owners (note 3)	190,462	217,543	189,313	242,926	289,986	445,213	216,988	287,440
Transfers between funds	(7,127,211)	620,837	(9,041,849)	(4,363,535)	(2,788,321)	1,098,747	(1,773,648)	634,125
Redemptions (note 3)	(163,396)	(1,044,644)	(803,524)	(2,122,906)	(33,587)	(271,057)	(15,914)	(71,550)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(812)	(9,430)	(4,664)	(6,305)	(106)	(1,887)	(69)	(752)
Adjustments to maintain reserves	(43)	(56)	(28)	(87)	(43)	(31)	(15)	(76)

Net equity transactions	(7,101,000)	(215,750)	(9,660,752)	(6,249,907)	(2,532,071)	1,270,985	(1,572,658)	849,187

Net change in contract owners’ equity	(7,074,831)	1,004,880	(9,594,807)	(5,302,196)	(2,564,300)	1,560,246	(1,728,650)	1,201,273
Contract owners’ equity beginning of period	7,074,831	6,069,951	9,594,807	14,897,003	2,564,300	1,004,054	1,728,650	527,377

Contract owners’ equity end of period	$-	7,074,831	-	9,594,807	-	2,564,300	-	1,728,650

CHANGES IN UNITS:
Beginning units	427,296	441,954	671,052	1,136,193	210,197	96,323	108,907	47,661
Units purchased	17,103	114,067	44,551	160,245	67,605	204,927	31,617	88,181
Units redeemed	(444,399)	(128,725)	(715,603)	(625,386)	(277,802)	(91,053)	(140,524)	(26,935)

Ending units	-	427,296	-	671,052	-	210,197	-	108,907

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCVF3		SCF3		RVAAS		RVACS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(3,476)	(5,199)	(13,575)	(35,313)	-	(1,746)	-	20,736
Realized gain (loss) on investments	380,731	227,309	793,825	316,079	-	62,397	-	151,787
Change in unrealized gain (loss) on investments	(428,283)	350,957	(944,694)	659,248	-	3,317	-	(81,771)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(51,028)	573,067	(164,444)	940,014	-	63,968	-	90,752

Equity transactions:
Purchase payments received from contract owners (note 3)	214,763	789,180	325,007	224,357	-	506,983	-	62,774
Transfers between funds	(2,784,204)	628,406	(3,402,921)	(335,768)	-	(1,075,692)	-	(2,936,306)
Redemptions (note 3)	(92,591)	(243,347)	(40,766)	(171,386)	-	(52,292)	-	(116,786)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,382)	(1,630)	(82)	(694)	-	-	-	(1)
Adjustments to maintain reserves	9	(111)	(8)	(119)	-	(21)	-	(24)

Net equity transactions	(2,663,405)	1,172,498	(3,118,770)	(283,610)	-	(621,022)	-	(2,990,343)

Net change in contract owners’ equity	(2,714,433)	1,745,565	(3,283,214)	656,404	-	(557,054)	-	(2,899,591)
Contract owners’ equity beginning of period	2,714,433	968,868	3,283,214	2,626,810	-	557,054	-	2,899,591

Contract owners’ equity end of period	$-	2,714,433	-	3,283,214	-	-	-	-

CHANGES IN UNITS:
Beginning units	132,331	65,799	142,009	156,996	-	51,471	-	274,533
Units purchased	35,824	155,610	28,592	39,894	-	51,609	-	37,556
Units redeemed	(168,155)	(89,078)	(170,601)	(54,881)	-	(103,080)	-	(312,089)

Ending units	-	132,331	-	142,009	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVAMS		RVDSR
	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	(4,630)	-	(133,480)
Realized gain (loss) on investments	-	375,116	-	2,701,315
Change in unrealized gain (loss) on investments	-	(83,431)	-	(649,204)
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	287,055	-	1,918,631

Equity transactions:
Purchase payments received from contract owners (note 3)	-	259,687	-	333,961
Transfers between funds	-	(4,218,685)	-	(14,827,153)
Redemptions (note 3)	-	(347,280)	-	(1,541,464)
Annuity benefits	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(1,602)	-	(11,701)
Adjustments to maintain reserves	-	(50)	-	(91)

Net equity transactions	-	(4,307,930)	-	(16,046,448)

Net change in contract owners’ equity	-	(4,020,875)	-	(14,127,817)
Contract owners’ equity beginning of period	-	4,020,875	-	14,127,817

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	381,412	-	1,578,196
Units purchased	-	41,218	-	149,478
Units redeemed	-	(422,630)	-	(1,727,674)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALPS FUNDS

  VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

  VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)*

AMERICAN FUNDS GROUP (THE)

  Global Small Capitalization Fund - Class 4 (AMVGS4)

  Insurance Series(R) - Capital Income Builder(R) - Class 4 (AMVCB4)*

BLACKROCK FUNDS

  Global Allocation V.I. Fund - Class III (MLVGA3)

  VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)*

CREDIT SUISSE ASSET MANAGEMENT

  Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

DIREXION FUNDS

  Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund  (DXVIMF)

  Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (DXVIC)

  Dynamic VP HY Bond Fund (DXVHY)

FIDELITY INVESTMENTS

  VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)*

GOLDMAN SACHS ASSET MANAGEMENT GROUP

  Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

  VIT - Goldman Sachs High Quality Floating Rate Fund- Advisor Shares  (GVHQFA)*

  VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)*

INVESCO INVESTMENTS

  VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)

LAZARD FUNDS

  Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

  MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)

MERGER FUNDS

  The Merger Fund VL (MGRFV)

MORGAN STANLEY

  UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

  Emerging Markets Debt Portfolio - Class II (MSEMB)

  Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)

  Global Real Estate Portfolio - Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

  NVIT Flexible Moderate Growth Fund Class P (NVFMGP)

  NVIT Flexible Fixed Income Fund Class P (NVFIP)

  Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)

  NVIT International Index Fund Class I (NVIX)*

  NVIT Bond Index Fund Class I (NVBX)*

  American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

  Federated NVIT High Income Bond Fund - Class I (HIBF)

  NVIT Emerging Markets Fund - Class I (GEM)

  NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

  NVIT Cardinal Balanced Fund - Class II (NVCRB2)

  NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

  NVIT Cardinal Conservative Fund - Class II (NVCCN2)

  NVIT Cardinal Moderate Fund - Class II (NVCMD2)

  NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

  NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

  NVIT Core Plus Bond Fund - Class II (NVLCP2)

  NVIT Nationwide Fund - Class I (TRF)

  NVIT Government Bond Fund - Class I (GBF)

  American Century NVIT Growth Fund -Class II (CAF2)

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

  NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

  NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

  NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

  NVIT Mid Cap Index Fund - Class I (MCIF)*

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

  NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

  NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

  NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

  NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Multi-Sector Bond Fund - Class I (MSBF)

  NVIT Short Term Bond Fund - Class II (NVSTB2)

  NVIT Real Estate Fund - Class II (NVRE2)

  NVIT Money Market Fund - Class II (NVMM2)

  Loring Ward NVIT Moderate Fund - Class II (NVLM2)

  Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

  NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

  NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

  NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

  NVIT Investor Destinations Managed Growth & Income Fund: Class II  (IDPGI2)

  NVIT Small Cap Index Fund Class II (NVSIX2)*

  NVIT S&P 500 Index Fund Class I (GVEX1)*

NEUBERGER & BERMAN MANAGEMENT, INC.

  Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl  Sh (NBARMS)*

NORTHERN LIGHTS

  7Twelve Balanced Portfolio (NO7TB)

  Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)

  Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

  BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)

PIMCO FUNDS

  Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

  VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Income & Growth Fund - Class III (ACVIG3)

  VP Inflation Protection Fund - Class II (ACVIP2)

  VP Ultra(R) Fund - Class III (ACVU3)

  VP Value Fund - Class III (ACVV3)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  Mid Cap Stock Portfolio- Service Shares (DVMCSS)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  VIP Asset Manager Portfolio - Service Class 2 (FAM2)

  VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)

  VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)

  VIP Growth Portfolio - Service Class 2 R (FG2R)

  VIP High Income Portfolio - Service Class 2R (FHI2R)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

  Franklin Income Securities Fund - Class 2 (FTVIS2)

  Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

  VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

LEGG MASON PARTNERS VARIABLE INCOME TRUST

  Western Asset Variable Global High Yield Bond Portfolio - Class II  (LPWHY2)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

  Global Securities Fund/VA - Service Class (OVGSS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  All Asset Portfolio - Advisor Class (PMVAAD)

  Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

  Low Duration Portfolio - Advisor Class (PMVLAD)

  Total Return Portfolio - Advisor Class (PMVTRD)

  CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

  Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor  Class (PMVEBD)

  Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)

  Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

  Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)

  Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)

PRO FUNDS

  VP UltraShort NASDAQ-100 (PROUSN)

  VP Access High Yield Fund (PROAHY)

  VP Asia 30 (PROA30)

  VP Banks (PROBNK)

  VP Basic Materials (PROBM)

  VP Bear (PROBR)

  VP Biotechnology (PROBIO)

  VP Bull (PROBL)

  VP Consumer Goods (PROCG)

  VP Consumer Services (PROCS)

  VP Emerging Markets (PROEM)

  VP Europe 30 (PROE30)

  VP Financials (PROFIN)

  VP Health Care (PROHC)

  VP Industrials (PROIND)

  VP International (PROINT)

  VP Internet (PRONET)

  VP Japan (PROJP)

  VP NASDAQ-100 (PRON)

  VP Oil & Gas (PROOG)

  VP Pharmaceuticals (PROPHR)

  VP Precious Metals (PROPM)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

  VP Real Estate (PRORE)

  VP Rising Rates Opportunity (PRORRO)

  VP Semiconductor (PROSCN)

  VP Short Emerging Markets (PROSEM)

  VP Short International (PROSIN)

  VP Short NASDAQ-100 (PROSN)

  VP Technology (PROTEC)

  VP Telecommunications (PROTEL)

  VP U.S. Government Plus (PROGVP)

  VP UltraNASDAQ-100 (PROUN)

  VP Utilities (PROUTL)

GUGGENHEIM INVESTMENTS

  Global Managed Futures Strategy (RVMFU)

  Variable Fund - Long Short Equity Fund (RSRF)

  Variable Fund - CLS AdvisorOne Amerigo (RVAMR)

  Variable Trust - Banking Fund (RBKF)

  Variable Trust - Basic Materials Fund (RBMF)

  Variable Fund - CLS AdvisorOne Select Allocation (RVBER)

  Variable Trust - Biotechnology Fund (RBF)

  Variable Fund - CLS AdvisorOne Clermont (RVCLR)

  Variable Trust - Commodities Strategy Fund (RVCMD)

  Variable Trust - Consumer Products Fund (RCPF)

  Variable Trust - Dow 2x Strategy Fund (RVLDD)

  Variable Trust - Electronics Fund (RELF)

  Variable Trust - Energy Fund (RENF)

  Variable Trust - Energy Services Fund (RESF)

  Variable Trust - Europe 1.25x Strategy Fund (RLCE)

  Variable Trust - Financial Services Fund (RFSF)

  Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

  Variable Trust - Health Care Fund (RHCF)

  Variable Trust - Internet Fund (RINF)

  Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

  Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

  Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

  Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

  Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

  Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

  Variable Trust - Japan 2x Strategy Fund (RLCJ)

  Variable Trust - Leisure Fund (RLF)

  Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

  Variable Fund - Multi-Hedge Strategies (RVARS)

  Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

  Variable Trust - NASDAQ-100(R) Fund (ROF)

  Variable Trust - Nova Fund (RNF)

  Variable Trust - Precious Metals Fund (RPMF)

  Variable Trust - Real Estate Fund (RREF)

  Variable Trust - Retailing Fund (RRF)

  Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

  Variable Trust - S&P 500 2x Strategy Fund (RTF)

  Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

  Variable Trust - S&P 500 Pure Value Fund (RVLCV)

  Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

  Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

  Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

  Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

  Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

  Variable Trust - Technology Fund (RTEC)

  Variable Trust - Telecommunications Fund (RTEL)

  Variable Trust - Transportation Fund (RTRF)
  Variable Trust - Utilities Fund (RUTL)

  Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

  Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

  Series M (Macro Opportunities Series) (GSBLMO)

  Rydex Variable Trust - High Yield Strategy Fund (RHYS)*

VAN ECK ASSOCIATES CORPORATION

  VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

  VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)

WADDELL & REED, INC.

  Variable Insurance Portfolios - Asset Strategy (WRASP)

*At December 31, 2014, contract owners have not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year for those products with Contingent Deferred Sales Charge (CDSC) schedules; excluding marketFLEX II, which declines at 1% per year beginning after the purchase payment has been held in the contact for one year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No contingent deferred sales charge is deducted on marketFLEX Advisor contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For Smith Barney contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

Nationwide Variable Account - 4 Options	Smith Barney	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity
Variable Account Charges:	1.25%	1.15%	1.05%	0.25%
CDSC Option:
Administrative Charge	0.05%	0.00%	0.20%	0.20%
Four Year CDSC	-	-	0.35%	-
No CDSC	-	0.20%	0.40%	0.00%
Death Benefit Options:
Highest Anniversary Death Benefit	-	0.20%	0.30%	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior to contract age specifications less surrenders.

Highest Anniversary or 5% Enhanced Death Benefit	-	0.25%	-	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders, (iii) highest contract value prior to contract age specifications less surrenders, or (iv) the 5% interest anniversary value.

Return of Premium Enhanced Death Benefit Option	-	-	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders.
Extra Value Option (EV):

Fee assessed to assets of the variable account during the first seven contract years in exchange for an application of Extra Value Credit based on purchase payments made during the first 12 months that contract is in force.

3% Extra Value Credit Option	-	0.45%	0.40%	0.40%
4% Extra Value Credit Option	-	-	0.55%	0.55%
iFLEX Option	-	-	0.60%	-
Withdrawal benefit providing contract owner a choice as to the form the benefit will take.
Note: May not be elected if the No CDSC option is elected.

Maximum Variable Account Charges (1)	1.30%	2.05%	3.10%	1.20%

(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides variable account charges by asset fee rates for the period ended December 31, 2014.

	Total	AAEIP3	AMVGS4	MLVGA3	CSCRS	DXVIMF	DXVIC	DXVHY

0.45%	$354,692	$180	$89	$2,733	$397	$-	$-	$202
0.65%	$59,500	146	107	772	66	-	-	-
0.70%	$2,149	-	-	-	-	-	-	-
0.80%	$144	-	-	68	-	-	-	-
0.85%	$8,573	-	-	-	-	-	-	-
0.90%	$472	-	-	-	-	-	-	-
0.95%	$4,329	-	-	153	-	-	-	-
1.00%	$17,753	-	-	-	-	-	-	-
1.05%	$760	-	-	-	-	-	-	-
1.10%	$2,312	-	-	-	-	-	-	-
1.15%	$2,025,138	2,370	275	49,869	1,479	60	-	1,476
1.20%	$2,733	-	-	-	-	-	-	-
1.25%	$1,958,786	5,516	2,395	28,699	1,606	570	64	1,308
1.30%	$28,471	-	-	-	-	-	-	-
1.35%	$3,438,725	6,583	3,632	61,171	1,180	431	-	7,095
1.40%	$768,541	372	1,014	20,941	126	-	-	45
1.45%	$322,720	411	213	8,598	24	131	-	309
1.55%	$2,122,874	4,676	1,038	49,700	1,009	637	44	11,455
1.60%	$2,604,451	5,100	5,119	37,798	6,102	369	-	232
1.65%	$2,312,675	4,444	752	44,244	103	1,547	-	11,098
1.80%	$1,152,067	804	1,733	26,868	499	560	-	671
1.85%	$198,277	289	856	3,210	79	261	-	106
1.90%	$1,692,152	1,867	1,857	24,553	1,076	107	-	1,648
1.95%	$507,824	237	772	10,670	256	-	20	235
2.00%	$175,297	8	310	5,741	-	209	13	97
2.05%	$19,003	-	-	-	-	-	-	-
2.10%	$425,216	323	2,360	9,734	839	299	-	60
2.15%	$352,281	8	1,838	10,297	419	120	-	-
2.20%	$86,049	1	-	1,024	-	-	-	-
2.25%	$9,006	-	-	-	-	-	-	-
2.30%	$112,224	-	-	-	-	-	-	-
2.35%	$68,109	-	142	317	-	80	-	-
2.40%	$12,034	-	-	267	-	-	-	-
2.45%	$126,383	-	83	485	-	-	-	-
2.50%	$100,380	-	-	-	-	-	-	5,342
2.55%	$1,083	-	-	-	-	-	-	-
2.85%	$8,865	-	-	-	-	-	-	-

Totals	$21,082,048	$33,335	$24,585	$397,912	$15,260	$5,381	$141	$41,379

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	GVGMNS	IVBRA2	LZREMS	MVGTAS	MGRFV	MSGI2	MSEMB	MSVGT2

0.45%	$-	$206	$274	$8	$-	$85	$33	$-
0.65%	-	-	46	162	17	13	8	4
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	3	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	2,035	2,662	1,696	1,974	485	1,473	1,560
1.20%	-	-	-	-	-	-	-	-
1.25%	72	3,741	2,382	2,763	571	875	4,960	2,379
1.30%	-	-	-	-	-	-	-	-
1.35%	-	158	2,030	2,438	82	770	671	3,220
1.40%	-	536	183	4,255	28	-	36	260
1.45%	15	654	1,975	895	979	517	940	857
1.55%	5	354	6,639	1,980	3,774	1,184	5,216	1,676
1.60%	516	1,654	5,745	4,002	652	409	4,674	3,118
1.65%	-	952	2,021	4,671	584	730	6,631	1,274
1.80%	-	1,547	2,230	2,103	212	761	2,641	2,497
1.85%	-	500	212	633	69	63	976	288
1.90%	80	294	3,677	2,295	522	407	3,547	2,057
1.95%	68	1,820	285	2,103	52	101	1,987	426
2.00%	-	83	-	-	81	27	170	233
2.05%	-	-	-	-	-	-	-	-
2.10%	63	-	164	648	38	18	2,152	463
2.15%	138	108	930	-	23	309	1,024	-
2.20%	-	-	308	238	-	51	-	181
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	97	-	-	-	-	-
2.35%	-	-	266	-	-	-	104	-
2.40%	-	794	-	-	791	323	-	-
2.45%	-	-	148	-	5	7	113	-
2.50%	-	-	-	203	-	-	135	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$957	$15,436	$32,274	$31,093	$10,454	$7,135	$37,494	$20,493

	VKVGR2	NVFMGP	NVFIP	NLFOSP	GVAAA2	HIBF	GEM	NVCRA2

0.45%	$184	$-	$-	$-	$1,223	$22	$123	$301
0.65%	130	-	-	-	705	-	83	94
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	93	-	-
1.00%	-	-	-	-	492	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,154	-	2	319	21,616	9,142	1,795	3,690
1.20%	-	-	-	-	-	-	-	-
1.25%	4,782	194	1,274	117	20,832	2,683	1,875	7,818
1.30%	-	-	-	-	-	-	-	-
1.35%	1,374	37	1,317	50	47,201	8,251	1,642	15,935
1.40%	2,712	-	-	39	25,355	2,607	379	457
1.45%	2,190	2,372	2,020	2,399	6,660	-	590	620
1.55%	14,664	252	13	263	26,243	10,314	7,427	503
1.60%	18,369	1,248	19	1,085	23,473	1,032	3,552	12,208
1.65%	7,701	314	524	547	34,492	924	4,337	17,085
1.80%	1,357	115	340	-	12,126	206	2,389	1,641
1.85%	612	804	-	-	3,845	-	513	648
1.90%	7,665	771	9	169	18,113	270	3,250	3,150
1.95%	1,083	530	12	168	8,791	-	4,199	58
2.00%	147	-	-	-	8,505	-	37	-
2.05%	-	-	-	-	-	-	-	-
2.10%	2,146	-	-	-	2,478	-	1,331	31
2.15%	1,362	-	-	-	7,986	111	446	-
2.20%	191	-	-	-	8,758	-	134	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	26,504	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	625	-	-	-	-	-	-	-
2.45%	328	-	-	-	16,392	-	4	-
2.50%	84	-	-	-	654	-	841	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$70,860	$6,637	$5,530	$5,156	$322,444	$35,655	$34,947	$64,239

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVLCP2	TRF

0.45%	$768	$41	$106	$774	$765	$309	$1,732	$2,494
0.65%	118	507	250	838	-	-	33	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	336	345	-	-	-	-	2	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	727	-	-
1.00%	-	-	-	-	-	-	6	-
1.05%	-	-	-	-	-	-	20	-
1.10%	-	-	-	-	-	-	-	-
1.15%	12,546	8,358	13,257	16,321	13,903	397	3,608	2,477
1.20%	-	-	-	-	-	-	-	-
1.25%	34,726	14,810	6,403	28,917	14,390	2,410	5,170	2,437
1.30%	-	-	-	-	-	-	-	-
1.35%	12,618	6,773	11,634	73,226	55,929	26,607	10,855	4,322
1.40%	6,042	1,676	1,337	7,791	5,155	3,061	973	627
1.45%	1,615	4,361	434	1,979	5,167	642	583	243
1.55%	12,328	17,010	12,370	23,492	3,429	866	4,502	344
1.60%	15,142	27,362	12,213	49,818	22,793	14,653	57,571	4,426
1.65%	8,694	19,279	21,990	155,914	76,735	35,877	17,469	1,931
1.80%	2,659	12,637	7,071	10,495	9,773	4,502	9,938	63
1.85%	1,332	1,793	2,995	3,178	170	578	2,560	22
1.90%	12,598	15,897	54,735	13,266	790	12,760	15,343	582
1.95%	522	8,676	9,397	12,659	91	77	3,762	18
2.00%	291	7,480	1,996	5,903	565	15	918	28
2.05%	-	-	-	-	-	-	-	-
2.10%	989	853	571	3,209	75	-	1,918	611
2.15%	31	4,334	6,777	2,257	414	1,318	2,192	-
2.20%	379	-	3,762	2,719	671	3,835	7	130
2.25%	-	-	54	-	-	-	58	-
2.30%	51	18	2,124	618	-	-	-	63
2.35%	12	-	-	-	-	-	1,429	-
2.40%	-	-	-	106	-	-	-	-
2.45%	-	-	-	-	498	-	253	68
2.50%	34	561	-	2,270	871	373	-	-
2.55%	-	59	-	-	-	-	-	-
2.85%	-	-	-	-	-	8,865	-	-

Totals	$123,831	$152,830	$169,476	$415,750	$212,184	$117,872	$140,902	$20,886

	GBF	CAF2	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA

0.45%	$1,057	$12	$27	$669	$54	$443	$2,821	$478
0.65%	18	264	36	-	-	-	31	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	25	-	-	-	127	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	196	-	-	-	-	-	-	-
1.00%	-	-	-	14	257	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	14,379	240	5,295	3,239	1,358	20,647	40,544	15,547
1.20%	-	-	-	-	-	-	-	-
1.25%	4,499	726	4,472	1,420	1,502	5,625	2,905	792
1.30%	-	-	-	-	-	-	-	-
1.35%	15,417	505	14,081	1,375	90	22,324	51,137	23,663
1.40%	3,994	65	4,374	198	45	1,995	13,767	6,905
1.45%	1,316	84	-	478	741	276	16	376
1.55%	12,563	748	1,700	920	1,181	16,610	24,846	8,039
1.60%	6,693	345	21,204	3,498	3,320	7,165	15,704	7,568
1.65%	4,121	930	809	1,772	9,220	19,938	6,992	2,071
1.80%	817	853	4,093	810	58	811	498	338
1.85%	62	-	481	-	33	1,268	18	-
1.90%	875	1,716	6,126	851	1,072	330	948	1,964
1.95%	3,680	83	646	248	164	2,521	169	275
2.00%	67	31	-	876	-	215	1,634	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,256	267	-	-	-	-	77	-
2.15%	604	-	78	-	-	1,323	-	71
2.20%	-	-	-	-	19	-	324	-
2.25%	-	-	-	-	32	-	-	-
2.30%	-	-	-	29	2,060	31	35	-
2.35%	127	-	-	-	-	-	626	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	1,273	1,076
2.50%	139	2,051	29	-	270	837	1,804	76
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$71,905	$8,920	$63,451	$16,397	$21,603	$102,359	$166,169	$69,239

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	GVDMC	SAM	NVMIG6	GVDIV2	NVMLG2	NVMLV2	NVMMG1	NVMMG2

0.45%	$1,035	$-	$741	$133	$659	$757	$-	$337
0.65%	-	-	-	-	44	11	-	72
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	85	-	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	7,722	-	2,169	1,850	3,221	4,441	170	3,706
1.20%	-	-	-	-	-	-	-	-
1.25%	11,765	-	4,888	2,279	3,681	4,333	-	2,023
1.30%	-	1,641	-	-	-	-	-	-
1.35%	28,329	-	8,035	3,454	3,249	3,861	2,539	6,368
1.40%	13,025	-	2,891	407	2,120	1,567	741	368
1.45%	183	-	215	359	487	1,387	-	1,869
1.55%	3,870	-	5,285	3,551	5,154	5,698	30	4,279
1.60%	9,266	-	6,716	10,865	4,183	6,265	248	8,338
1.65%	10,537	-	9,683	4,179	4,379	8,361	-	4,468
1.80%	118	-	1,669	2,850	17,904	21,275	-	7,682
1.85%	11	-	51	34	327	458	-	295
1.90%	10,724	-	8,488	4,251	3,545	5,173	-	6,092
1.95%	3,754	-	2,644	1,137	3,259	3,438	-	737
2.00%	-	-	38	225	1,293	1,757	-	419
2.05%	1,130	-	-	-	-	-	-	-
2.10%	2,060	-	579	1,421	1,330	3,499	-	783
2.15%	-	-	50	243	427	3,076	-	814
2.20%	-	-	-	-	-	133	-	-
2.25%	354	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	2,124	-	-	-	148	92	-	95
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	864	539	219	342	-	79
2.50%	1,230	-	-	-	2,377	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$107,237	$1,641	$55,006	$37,777	$58,006	$76,009	$3,728	$48,824

	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB2	NVRE2	NVMM2

0.45%	$2,202	$92	$1,562	$183	$381	$134	$165	$80,266
0.65%	118	11	30	99	82	166	90	11,656
0.70%	-	-	-	-	-	-	-	7
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	122	-	-	2	-	307
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	28	-	-	-	-	92
1.00%	-	-	-	-	6	-	-	763
1.05%	-	-	-	-	25	-	-	154
1.10%	-	-	-	-	-	-	-	236
1.15%	7,580	791	1,992	5,931	942	15,158	3,484	308,715
1.20%	-	-	-	8	-	-	132	13
1.25%	9,669	1,687	3,058	1,565	3,485	13,387	8,052	263,171
1.30%	-	-	-	-	-	-	-	-
1.35%	14,308	2,568	4,042	9,627	2,183	8,431	3,316	556,580
1.40%	999	619	1,729	2,424	964	1,513	33	134,169
1.45%	1,433	55	236	170	598	1,267	1,793	51,945
1.55%	5,154	1,968	2,352	3,413	2,046	18,035	3,679	278,596
1.60%	14,316	2,210	3,517	1,832	2,643	7,892	784	321,244
1.65%	12,668	677	2,765	3,586	10,989	3,873	4,305	369,336
1.80%	5,255	4,771	2,837	552	1,863	4,680	2,538	297,316
1.85%	1,296	34	80	48	189	8,493	444	32,665
1.90%	8,073	1,472	2,396	776	3,514	4,692	552	142,098
1.95%	2,100	31	565	156	1,117	616	409	52,509
2.00%	645	628	50	-	79	1,555	739	14,856
2.05%	82	65	-	-	-	-	-	1,516
2.10%	3,294	839	2,044	404	2,422	431	1,601	72,491
2.15%	1,690	871	336	7	1,539	91	200	37,265
2.20%	116	534	-	-	-	10	500	7,524
2.25%	-	-	-	-	58	-	-	2,655
2.30%	-	-	-	-	-	-	-	13,396
2.35%	95	91	45	-	-	4	121	11,433
2.40%	-	-	-	-	-	-	-	1,253
2.45%	646	32	262	-	50	459	130	17,868
2.50%	-	94	-	-	-	-	424	4,981
2.55%	-	-	-	-	-	-	-	63
2.85%	-	-	-	-	-	-	-	-

Totals	$91,739	$20,140	$30,048	$30,781	$35,175	$90,889	$33,491	$3,087,139

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	NO7TB	NOVMH2

0.45%	$2,448	$226	$-	$31	$-	$-	$-	$254
0.65%	-	27	712	-	-	-	148	29
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	169	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	40	1,298	23	-	-	-	863	83
1.20%	-	-	-	-	-	-	-	-
1.25%	17,963	2,189	53	168	299	273	1,638	3,592
1.30%	-	-	-	-	-	-	-	-
1.35%	51	203	200	11	107	77	1,816	88
1.40%	598	90	-	-	-	-	84	16
1.45%	-	13	3,440	33	-	-	175	3,566
1.55%	95	81	380	4,362	456	787	5,457	5,221
1.60%	22,247	4,134	-	10	335	63	254	6,159
1.65%	10,737	9,949	141	351	1,120	-	997	4,429
1.80%	399	500	615	39	134	201	11	1,153
1.85%	37	-	-	118	123	-	189	992
1.90%	7,154	2,785	300	17	151	148	838	16,996
1.95%	-	34	-	4	-	-	1,444	1,145
2.00%	-	-	-	34	-	13	-	99
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	140	-	26	1,627	216
2.15%	4,188	-	-	2,623	-	-	-	618
2.20%	-	103	-	-	-	-	-	49
2.25%	-	-	-	-	-	-	-	-
2.30%	-	630	-	-	-	-	-	-
2.35%	-	-	-	15	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	565	-
2.50%	-	-	-	-	-	-	-	78
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$66,126	$22,262	$5,864	$7,956	$2,725	$1,588	$16,106	$44,783

	NOVPI2	NOTBBA	PMUBA	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3

0.45%	$575	$8,237	$4	$265	$939	$1,020	$-	$1,724
0.65%	1	1	-	171	74	1,037	-	207
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	542	-	-	-	238	151	-	269
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	162
1.00%	1,402	-	8	-	-	-	-	157
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,769	2,331	1,742	1,396	11,424	4,392	8,620	18,613
1.20%	-	-	-	-	-	-	-	13
1.25%	21,602	24,678	4,008	6,927	9,341	14,226	-	17,149
1.30%	-	-	-	-	-	-	-	-
1.35%	10,489	4,182	1,012	2,557	23,696	9,216	1,268	43,957
1.40%	18	13	1,429	554	7,526	5,148	628	11,738
1.45%	5,832	822	2,369	-	468	1,711	-	4,538
1.55%	18,500	8,711	5,379	515	9,418	28,977	118	17,331
1.60%	17,557	9,169	2,150	5,784	12,054	18,824	533	9,080
1.65%	42,968	101,530	4,384	377	5,520	12,121	-	3,132
1.80%	28,002	24,497	389	3,294	3,015	8,283	-	4,024
1.85%	1,612	11,176	274	-	32	1,191	-	117
1.90%	17,903	8,228	2,444	46	9,977	10,002	-	5,447
1.95%	9,286	1,009	2,610	347	1,969	9,502	-	1,580
2.00%	2,249	1,498	104	-	50	274	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	3,799	751	9	367	1,657	3,601	-	1,159
2.15%	2,190	1	86	23	1,808	6,181	-	313
2.20%	-	-	95	-	572	-	-	479
2.25%	-	-	-	-	-	-	-	-
2.30%	694	-	-	-	-	-	-	-
2.35%	237	15	-	-	11	327	-	3
2.40%	627	-	-	-	-	-	-	-
2.45%	16	-	-	-	255	2,322	-	1,888
2.50%	83	-	-	-	549	211	-	513
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$188,953	$206,849	$28,496	$22,623	$100,593	$138,717	$11,167	$143,593

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	DVMCSS	FQB	FAM2	FC2R	FEI2R	FG2R	FHI2R	FTVIS2

0.45%	$-	$-	$1,607	$-	$1,362	$2,399	$2,351	$1,889
0.65%	1	-	298	-	427	477	733	299
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	187	-	1,198
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	85	-	205	-	-
1.00%	-	-	-	34	105	111	29	2,607
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	650	-	3,111	24,973	17,563	20,401	11,096	6,725
1.20%	-	-	-	-	-	-	-	48
1.25%	419	-	1,519	-	10,168	47,217	9,731	13,153
1.30%	-	67	-	-	-	-	-	-
1.35%	184	-	1,019	50,764	42,757	36,654	12,511	20,659
1.40%	-	-	536	19,050	10,169	7,275	1,379	2,734
1.45%	14	-	487	-	536	3,435	608	5,604
1.55%	78	-	567	18,348	17,030	28,025	9,715	13,745
1.60%	201	-	1,116	2,611	32,067	22,197	9,088	11,216
1.65%	176	-	4,110	-	10,810	16,203	16,360	16,602
1.80%	32	-	3,285	-	12,950	33,720	3,001	7,490
1.85%	24	-	-	-	616	232	1,307	3,772
1.90%	407	-	817	-	5,794	13,565	8,459	5,013
1.95%	54	-	528	-	6,528	5,509	3,163	6,597
2.00%	-	-	-	-	588	1,133	580	1,256
2.05%	-	-	-	-	-	101	-	1,725
2.10%	11	-	2	-	3,035	7,774	896	7,800
2.15%	279	-	1,934	-	4,759	2,349	552	2,283
2.20%	-	-	-	-	379	218	-	412
2.25%	-	-	-	-	-	-	-	438
2.30%	-	-	4,989	-	-	-	-	-
2.35%	53	-	-	-	414	729	-	5,932
2.40%	-	-	-	-	-	-	-	1,457
2.45%	-	-	458	-	3,748	3,134	1,456	557
2.50%	1,975	-	-	-	233	960	547	1,560
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$4,558	$67	$26,383	$115,865	$182,038	$254,210	$93,562	$142,771

	FTVMD2	FTVFA2	SBVI	LPWHY2	OVGSS	PMVAAD	PMVFAD	PMVLAD

0.45%	$755	$533	$-	$4,454	$491	$1,862	$688	$2,716
0.65%	106	231	-	313	1,357	239	903	1,899
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	6	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	259	-	-	-	33	-	-
1.00%	-	-	-	-	-	-	9	-
1.05%	-	-	-	8	-	-	17	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,901	19,233	-	13,002	2,903	12,805	2,645	12,058
1.20%	-	-	-	-	8	-	-	-
1.25%	5,023	8,057	-	28,394	2,855	6,241	2,774	12,590
1.30%	-	-	26,763	-	-	-	-	-
1.35%	4,916	11,876	-	13,939	1,019	19,305	3,412	22,915
1.40%	617	8,935	-	3,505	940	3,364	429	2,686
1.45%	520	802	-	683	543	8,237	258	5,540
1.55%	12,136	7,820	-	14,670	3,038	20,324	8,692	53,781
1.60%	3,129	3,537	-	11,012	2,443	5,511	7,191	11,328
1.65%	2,899	3,846	-	31,484	1,680	51,529	783	17,576
1.80%	1,372	3,667	-	4,261	3,428	8,921	924	3,937
1.85%	292	109	-	226	291	1,161	266	240
1.90%	9,865	533	-	8,261	4,962	13,220	2,129	16,938
1.95%	1,413	3,499	-	123	1,927	12,634	1,285	8,526
2.00%	124	307	-	222	7	4,243	222	510
2.05%	-	-	-	-	-	-	-	9,481
2.10%	1,135	-	-	1,897	439	2,135	2,635	889
2.15%	1,661	1,190	-	2,501	846	2,974	148	1,410
2.20%	249	291	-	1	-	7,960	28	-
2.25%	-	-	-	-	-	-	-	2,411
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	1	246	-	18,635
2.40%	-	-	-	-	-	-	-	358
2.45%	199	253	-	-	-	402	373	966
2.50%	-	-	-	-	1,310	-	-	8,485
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$50,312	$74,978	$26,763	$138,956	$30,488	$183,346	$35,817	$215,875

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2	PROUSN

0.45%	$2,609	$366	$2,064	$871	$12,689	$29	$-	$9
0.65%	304	65	1,780	206	765	-	-	9
0.70%	-	80	66	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	3	13	7	29	40	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	189	203	319	53	134	-
1.00%	52	-	15	12	29	-	-	-
1.05%	-	-	22	19	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	29,513	1,135	9,455	3,256	40,182	2,489	754	713
1.20%	-	-	-	-	-	-	-	-
1.25%	13,805	4,458	5,628	11,747	48,376	2,020	1,057	1,110
1.30%	-	-	-	-	-	-	-	-
1.35%	49,537	2,102	7,429	8,637	104,123	2,697	3,528	438
1.40%	5,968	252	859	2,080	7,705	648	700	29
1.45%	2,478	2,757	550	2,114	2,609	35	-	87
1.55%	37,181	6,544	5,810	11,847	28,992	292	2,029	2,055
1.60%	51,707	5,034	4,699	12,389	65,512	408	278	812
1.65%	32,861	2,907	7,783	18,036	96,929	-	969	649
1.80%	7,846	1,823	1,024	4,718	10,057	288	1,046	295
1.85%	1,215	122	349	778	662	218	-	210
1.90%	50,620	2,444	6,579	8,245	12,250	504	-	1,177
1.95%	5,014	469	3,713	5,293	8,819	49	-	42
2.00%	1,840	139	82	246	631	-	793	368
2.05%	-	-	-	-	-	-	-	-
2.10%	8,678	367	4,031	1,223	4,938	1,208	85	926
2.15%	2,264	96	670	1,458	3,763	-	-	5,842
2.20%	384	171	244	8	46	-	-	10
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	27
2.35%	68	121	97	184	3	-	-	7
2.40%	-	159	-	-	-	-	-	-
2.45%	4,377	26	1,730	568	688	-	-	55
2.50%	-	45	-	230	84	-	-	1
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$308,324	$31,695	$64,875	$94,397	$450,211	$10,938	$11,373	$14,871

	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO	PROBL	PROCG

0.45%	$22,759	$182	$40	$489	$842	$484	$16,098	$518
0.65%	4,428	44	1	-	150	158	1,066	7
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	45	1	15	77	-	273	-	173
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	995	1	90	452	-	310	1,146	-
1.05%	105	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	93,369	779	1,803	687	1,118	3,531	8,989	1,602
1.20%	-	-	-	-	-	96	-	-
1.25%	121,982	3,322	368	11,042	988	13,487	11,521	9,621
1.30%	-	-	-	-	-	-	-	-
1.35%	135,553	4,902	6,352	7,424	796	18,359	11,587	2,938
1.40%	4,808	67	108	10	6	2,195	1,073	561
1.45%	24,112	133	554	677	2,655	4,070	2,351	2,155
1.55%	72,706	2,759	731	2,635	1,371	13,561	8,025	8,582
1.60%	47,017	6,225	4,095	10,672	717	23,606	39,783	12,111
1.65%	104,910	2,319	1,857	15,123	11,106	9,787	32,756	9,207
1.80%	32,637	887	1,669	8,693	677	5,627	17,215	7,805
1.85%	5,543	1,147	421	1,063	434	801	13,028	1,530
1.90%	33,017	11,874	1,564	4,593	943	10,119	25,642	4,718
1.95%	42,350	173	251	632	2,900	7,429	5,851	433
2.00%	3,383	71	705	400	16	550	3,272	250
2.05%	-	-	-	-	-	65	-	-
2.10%	13,253	1,356	3,449	2,001	52	3,523	6,593	1,112
2.15%	1,649	663	1,988	6,613	1,029	11,526	3,191	1,122
2.20%	4,337	-	36	177	65	90	1,062	-
2.25%	-	-	-	-	57	-	948	-
2.30%	608	-	-	-	85	-	2,793	-
2.35%	472	15	86	134	174	161	3,619	29
2.40%	-	-	-	-	-	-	289	-
2.45%	1,317	46	34	-	174	79	9,793	22
2.50%	-	-	-	-	-	249	5,778	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$771,355	$36,966	$26,217	$73,594	$26,355	$130,136	$233,469	$64,496

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND	PROINT	PRONET

0.45%	$272	$1,823	$205	$10	$345	$567	$572	$55
0.65%	-	239	115	21	169	107	49	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	390	61	1	-	-	-	15	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	127	-	1	-	-	-	-	-
1.05%	-	8	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,322	2,115	3,358	1,040	5,140	5,059	2,479	948
1.20%	-	374	-	-	-	-	-	10
1.25%	9,995	5,600	994	5,037	12,838	3,827	1,501	4,930
1.30%	-	-	-	-	-	-	-	-
1.35%	4,743	9,313	9,609	1,972	12,195	8,228	13,271	3,565
1.40%	536	309	845	109	1,145	1,043	243	1,000
1.45%	1,643	1,241	661	1,094	1,194	363	436	1,770
1.55%	2,275	7,257	2,247	3,406	16,886	1,951	1,585	9,712
1.60%	9,844	58,788	13,153	12,366	27,428	8,680	3,234	8,232
1.65%	5,668	8,103	2,336	9,729	15,248	8,241	5,484	3,868
1.80%	3,431	4,494	2,858	3,700	15,088	3,009	1,547	1,251
1.85%	367	1,180	395	670	1,858	350	404	1,005
1.90%	2,947	8,710	20,524	5,202	9,614	13,630	21,098	3,957
1.95%	111	1,367	343	865	2,502	526	545	339
2.00%	176	531	494	324	906	234	126	289
2.05%	-	-	-	-	-	-	-	-
2.10%	2,667	2,616	1,209	2,248	3,909	551	743	1,423
2.15%	217	246	634	559	4,554	873	50	559
2.20%	37	44	-	-	36	37	-	200
2.25%	-	-	-	-	-	-	-	-
2.30%	-	3	1	-	33	-	6	32
2.35%	29	153	97	14	214	74	-	-
2.40%	-	2	-	-	-	-	-	-
2.45%	44	133	37	410	23	22	185	643
2.50%	-	-	6	-	100	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$46,841	$114,710	$60,123	$48,776	$131,425	$57,372	$53,573	$43,788

	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSCN

0.45%	$22	$5,999	$222	$326	$180	$699	$523	$112
0.65%	18	725	533	48	1,177	8	58	13
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	115	-	-	-	228	20	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	384	-	-	-	877	7	4
1.05%	-	8	-	-	-	-	5	-
1.10%	-	-	-	-	-	-	-	-
1.15%	265	9,235	2,813	1,942	1,349	1,907	578	1,090
1.20%	-	21	-	-	162	-	-	-
1.25%	2,506	13,799	11,779	8,735	2,289	7,591	1,386	10,902
1.30%	-	-	-	-	-	-	-	-
1.35%	12,438	9,280	11,045	6,587	5,646	8,007	3,834	7,085
1.40%	258	1,111	814	440	600	421	390	565
1.45%	2,011	2,159	831	1,465	272	931	306	685
1.55%	3,364	9,136	7,103	7,857	8,136	6,580	323	2,269
1.60%	2,149	17,023	21,773	5,124	4,001	18,873	2,559	2,008
1.65%	3,844	6,932	8,894	3,361	2,998	11,570	773	2,582
1.80%	2,890	12,502	3,392	3,138	2,322	3,478	3,355	1,120
1.85%	44	4,589	247	410	316	685	191	229
1.90%	7,304	11,548	17,031	1,956	2,082	5,277	764	490
1.95%	1,560	2,304	368	896	1,291	2,706	1,010	302
2.00%	34	1,223	484	607	280	656	735	-
2.05%	-	-	-	-	-	-	-	-
2.10%	2,141	3,414	2,045	4,586	2,083	1,114	2,705	2,442
2.15%	228	1,194	8,572	11,200	4,088	1,884	636	243
2.20%	224	395	-	-	63	545	178	22
2.25%	-	353	-	-	-	-	-	-
2.30%	-	916	155	-	37	-	-	-
2.35%	5	2,026	-	107	62	148	12	13
2.40%	-	107	-	-	-	-	-	-
2.45%	-	3,164	3	432	32	147	2,443	11
2.50%	-	-	100	-	76	23	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$41,305	$119,662	$98,204	$59,217	$39,542	$74,355	$22,791	$32,187

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP	PROUN	PROUTL

0.45%	$136	$127	$240	$297	$11	$429	$1,501	$488
0.65%	65	34	22	19	-	67	109	77
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	19	28	-	349	-	30	-	240
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	319	-	-	-	377
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	334	885	840	819	608	2,693	2,823	1,314
1.20%	-	-	-	88	-	-	-	-
1.25%	24	180	585	9,294	942	2,321	7,048	14,909
1.30%	-	-	-	-	-	-	-	-
1.35%	425	102	407	5,008	2,175	5,647	4,649	3,570
1.40%	26	38	6	184	351	260	319	1,312
1.45%	97	11	105	877	305	605	642	1,574
1.55%	518	468	117	3,160	1,220	3,830	1,368	5,907
1.60%	266	1,938	519	16,238	424	10,733	7,525	11,623
1.65%	107	192	419	18,423	3,009	1,212	1,219	10,758
1.80%	70	77	806	14,157	543	2,052	5,296	9,903
1.85%	67	68	210	1,259	1	237	2,385	1,409
1.90%	153	124	440	4,771	180	5,074	8,620	1,296
1.95%	3	171	42	1,501	42	695	3,108	1,118
2.00%	79	72	15	548	14	2,254	676	745
2.05%	-	-	-	61	-	-	-	843
2.10%	324	157	225	1,369	594	3,275	2,533	1,116
2.15%	425	5,493	4,777	9,265	393	4,430	7,060	4,488
2.20%	-	-	21	-	2	65	2,484	81
2.25%	-	-	19	-	-	-	119	214
2.30%	176	149	70	-	-	-	399	-
2.35%	4	-	23	124	-	67	253	1,758
2.40%	-	2	-	-	-	-	36	-
2.45%	-	-	95	15	346	28	1,041	146
2.50%	-	-	-	57	-	-	677	734
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$3,318	$10,316	$10,003	$88,202	$11,160	$46,004	$61,890	$76,000

	RVMFU	RSRF	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR

0.45%	$343	$4	$511	$35	$322	$393	$763	$2,033
0.65%	29	1	-	13	39	-	102	-
0.70%	-	-	-	-	165	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	44	79	-	-	-	-	1	-
0.90%	-	-	-	-	16	-	80	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	96	-	-	26	-	41
1.05%	-	-	-	-	-	-	-	-
1.10%	72	146	-	-	-	-	-	-
1.15%	2,923	15,394	52,312	3,671	13,798	19,455	16,299	38,009
1.20%	-	-	-	-	-	-	120	-
1.25%	2,180	6,887	13,752	1,797	7,662	12,510	12,577	10,688
1.30%	-	-	-	-	-	-	-	-
1.35%	7,865	34,835	35,743	6,132	18,091	14,623	34,286	18,573
1.40%	819	5,563	2,135	3,133	7,766	823	12,317	1,023
1.45%	2,223	4,139	8	1,132	484	43	3,887	1,669
1.55%	9,816	30,199	35,567	1,231	4,780	39,585	15,216	117,706
1.60%	8,033	6,188	10,095	803	6,583	7,191	23,288	20,751
1.65%	2,253	4,213	7,474	568	1,208	8,175	4,708	16,781
1.80%	2,409	1,614	5,715	290	1,966	2,534	6,654	6,027
1.85%	1,260	167	-	41	196	-	1,960	-
1.90%	7,357	3,706	7,999	5,446	2,560	6,051	11,251	19,243
1.95%	988	286	7,441	16	324	3,396	1,866	15,434
2.00%	332	1,938	9,055	27	311	6,943	1,335	4,431
2.05%	-	-	-	-	-	-	251	-
2.10%	853	1,640	2,966	400	1,035	1,458	5,001	4,666
2.15%	113	338	10,873	64	291	5,901	9,430	420
2.20%	42	803	1,815	2	307	118	1,922	6,822
2.25%	-	-	-	-	-	-	-	-
2.30%	66	24	817	-	-	2,850	-	2,117
2.35%	170	33	79	45	23	-	58	-
2.40%	-	66	1,050	50	18	566	358	103
2.45%	-	3	9,777	16	48	1,700	923	507
2.50%	-	-	8,423	-	4	7,166	685	18,618
2.55%	20	94	59	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$50,210	$118,360	$223,762	$24,912	$67,997	$141,507	$165,338	$305,662

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	RVCMD	RCPF	RVLDD	RELF	RENF	RESF	RLCE	RFSF

0.45%	$51	$2,083	$259	$431	$562	$326	$306	$309
0.65%	12	115	56	35	102	100	99	22
0.70%	2	152	-	110	234	-	-	122
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	26	-	167	-	-	-
0.90%	-	51	-	40	21	-	-	-
0.95%	-	137	-	-	-	-	-	-
1.00%	-	146	-	2	-	-	-	1
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	6,950	19,382	25,214	8,854	21,380	20,206	8,047	10,174
1.20%	-	2	-	30	12	10	-	274
1.25%	4,463	11,378	50,143	1,949	19,754	18,339	314	6,439
1.30%	-	-	-	-	-	-	-	-
1.35%	10,520	24,478	15,789	16,626	33,116	21,721	9,345	19,984
1.40%	1,107	12,545	3,566	9,796	13,903	7,586	2,386	7,869
1.45%	980	935	119	50	1,923	2,146	13	974
1.55%	4,711	11,586	8,912	2,077	10,600	8,373	2,133	5,793
1.60%	3,310	6,621	2,386	3,028	23,938	21,322	17,737	19,102
1.65%	2,778	6,208	1,934	1,566	9,647	8,689	172	2,521
1.80%	2,025	3,201	4,745	1,846	9,916	8,444	96	3,423
1.85%	430	460	699	649	804	1,229	135	521
1.90%	1,970	5,362	2,075	1,676	17,841	13,440	486	5,069
1.95%	715	502	1,770	419	7,128	1,249	350	887
2.00%	1,623	596	718	3	641	175	192	653
2.05%	-	-	-	-	-	-	-	-
2.10%	2,134	1,246	2,247	1,972	1,801	3,025	106	2,780
2.15%	323	607	422	182	2,313	1,329	437	951
2.20%	7	328	1,571	258	437	222	2	1,082
2.25%	-	-	-	-	-	-	-	-
2.30%	-	576	8	-	324	306	-	-
2.35%	81	155	-	51	284	195	-	-
2.40%	44	72	305	-	63	-	-	52
2.45%	931	175	92	-	367	120	-	432
2.50%	22	882	589	4	70	22	-	598
2.55%	10	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$45,199	$109,981	$123,645	$51,654	$177,348	$138,574	$42,356	$90,032

	RUGB	RHCF	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC

0.45%	$11,079	$3,544	$123	$10	$6,190	$46	$198	$464
0.65%	2,352	298	111	99	1,144	113	18	62
0.70%	5	125	170	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	289	106	-	-	70	-	2	39
0.90%	-	59	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	1,475	423	-	-	108	-	-	-
1.05%	69	-	-	-	74	-	-	-
1.10%	35	-	-	-	-	-	-	-
1.15%	24,637	23,769	11,997	3,645	10,890	292	1,556	2,078
1.20%	-	245	193	-	-	-	-	-
1.25%	7,483	20,740	3,211	2,744	6,392	225	349	1,923
1.30%	-	-	-	-	-	-	-	-
1.35%	23,740	40,510	23,361	5,379	5,164	1,267	3,193	9,101
1.40%	5,120	17,794	13,858	2,770	1,263	266	246	1,976
1.45%	955	5,150	314	195	1,697	201	-	1,556
1.55%	7,958	14,667	8,928	2,466	4,806	2,551	2,094	5,731
1.60%	35,173	39,624	4,224	4,225	6,647	686	831	1,452
1.65%	14,510	5,597	1,612	938	7,665	101	46	452
1.80%	5,558	11,005	911	3,975	2,961	35	1,721	716
1.85%	801	1,658	334	297	189	-	-	328
1.90%	4,354	12,382	4,640	1,202	3,875	228	20	469
1.95%	2,921	2,897	1,062	211	3,424	130	32	184
2.00%	5,330	1,455	60	102	1,424	47	41	93
2.05%	3	267	-	-	-	-	-	-
2.10%	3,620	8,914	243	410	779	105	119	293
2.15%	932	4,000	1,047	6,511	635	5,964	914	1,857
2.20%	764	288	377	52	1,739	-	-	23
2.25%	-	-	-	-	-	-	-	-
2.30%	27	4	90	87	78	40	89	473
2.35%	160	497	90	38	78	-	-	13
2.40%	90	197	-	-	-	-	-	1
2.45%	302	925	227	82	145	133	256	16
2.50%	-	117	722	61	34	192	311	66
2.55%	96	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$159,838	$217,257	$77,905	$35,499	$67,471	$12,622	$12,036	$29,366

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	RUF	RLCJ	RLF	RMED	RVARS	RVF	ROF	RNF

0.45%	$194	$4	$93	$394	$448	$34,086	$13,518	$6,523
0.65%	66	2	106	547	65	3,322	1,317	1,201
0.70%	-	-	197	-	-	-	-	21
0.80%	-	-	-	-	-	-	-	-
0.85%	8	-	-	-	83	186	354	36
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	112	-	-	-	-	-
1.00%	111	-	9	18	-	48	490	-
1.05%	-	-	-	-	-	110	39	-
1.10%	-	-	-	-	277	-	499	611
1.15%	5,854	4,171	13,175	12,179	14,111	33,413	25,171	38,977
1.20%	-	-	276	-	-	-	-	-
1.25%	2,250	196	2,028	2,941	12,319	64,308	15,690	3,733
1.30%	-	-	-	-	-	-	-	-
1.35%	12,343	4,259	21,897	11,870	19,148	22,264	30,087	54,720
1.40%	1,492	1,792	12,473	2,818	985	2,988	3,725	10,621
1.45%	552	1,070	82	76	7,087	1,374	1,301	-
1.55%	4,412	2,141	9,018	4,201	15,526	23,443	26,937	9,339
1.60%	2,364	1,177	2,495	3,171	8,051	13,132	24,831	4,862
1.65%	1,437	194	4,005	1,217	3,484	11,815	30,125	8,665
1.80%	2,172	1,396	787	3,368	2,289	4,091	20,670	3,867
1.85%	1,218	1	65	376	564	4,572	1,134	2,541
1.90%	571	6	806	3,283	2,583	5,998	11,356	6,849
1.95%	904	-	67	3,598	3,449	3,002	3,749	680
2.00%	44	145	-	363	2,806	1,637	5,301	1,724
2.05%	-	-	-	-	-	20	146	-
2.10%	187	1,179	575	1,309	689	5,837	6,139	1,482
2.15%	5,216	252	56	634	1,176	945	2,037	1,751
2.20%	-	-	431	2,125	154	1,390	567	1,144
2.25%	-	-	-	-	-	-	2	422
2.30%	142	-	659	-	734	-	6	673
2.35%	119	-	-	13	85	191	85	330
2.40%	4	-	26	-	-	128	5	255
2.45%	133	-	201	758	18	322	10	1,217
2.50%	191	87	453	604	-	144	-	207
2.55%	-	-	-	-	82	-	285	315
2.85%	-	-	-	-	-	-	-	-

Totals	$41,984	$18,072	$70,092	$55,863	$96,213	$238,766	$225,576	$162,766

	RPMF	RREF	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG

0.45%	$4,443	$747	$283	$1,531	$1,935	$11,986	$7,524	$3,388
0.65%	706	133	63	985	623	1,038	1,259	639
0.70%	101	132	163	-	-	8	8	8
0.80%	-	-	-	-	-	-	-	-
0.85%	20	6	-	4	124	43	239	73
0.90%	8	-	-	-	-	-	-	-
0.95%	22	130	-	-	-	109	107	103
1.00%	311	108	284	-	635	30	985	212
1.05%	-	-	-	-	-	4	22	15
1.10%	-	67	-	369	-	-	-	-
1.15%	25,579	20,477	7,578	13,857	26,217	40,414	39,467	28,581
1.20%	13	148	-	-	-	-	-	19
1.25%	12,815	9,277	1,867	2,533	104,826	51,387	53,040	16,396
1.30%	-	-	-	-	-	-	-	-
1.35%	33,545	29,778	12,815	15,169	23,499	168,081	50,819	61,921
1.40%	25,273	9,354	7,375	1,496	1,850	16,983	9,864	8,692
1.45%	821	2,594	53	141	2,418	8,470	6,800	3,434
1.55%	17,779	15,445	5,825	6,865	11,648	43,890	51,945	32,211
1.60%	9,477	16,356	1,378	4,325	7,069	109,289	205,175	47,010
1.65%	16,203	9,585	1,338	2,065	2,310	53,255	51,476	18,893
1.80%	6,104	3,838	359	4,317	9,335	25,753	26,780	13,288
1.85%	1,221	827	19	592	682	4,248	7,240	812
1.90%	5,671	6,466	2,080	2,339	2,378	138,756	105,194	91,075
1.95%	5,372	5,120	147	3,040	1,191	11,989	12,653	3,411
2.00%	1,802	3,058	7	968	1,874	5,439	5,552	928
2.05%	1	-	-	3	3	5	1,843	-
2.10%	3,314	4,762	48	4,049	4,220	9,405	17,087	6,503
2.15%	1,209	6,592	242	448	959	4,634	7,043	588
2.20%	97	404	310	771	524	134	376	214
2.25%	-	-	-	-	-	-	467	-
2.30%	39	567	-	7	244	17,087	62	3,714
2.35%	57	250	8	368	92	744	5,319	64
2.40%	75	-	-	298	23	1	64	-
2.45%	133	2,127	-	84	675	985	4,153	815
2.50%	262	840	33	157	486	1,053	1,639	1,049
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$172,473	$149,188	$42,275	$66,781	$205,840	$725,220	$674,202	$344,056

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	RVMCV	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL

0.45%	$4,203	$2,446	$976	$683	$1,401	$36	$280	$1,873
0.65%	715	420	80	207	181	20	11	88
0.70%	7	-	-	2	127	-	137	-
0.80%	-	-	-	-	-	-	-	-
0.85%	34	66	3	104	-	-	-	92
0.90%	-	-	-	-	45	34	52	66
0.95%	93	58	-	29	-	-	100	-
1.00%	220	212	199	1	-	36	8	164
1.05%	21	11	1	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	15,201	10,940	12,351	4,105	14,764	2,786	20,673	13,205
1.20%	-	-	-	-	100	-	83	12
1.25%	8,987	9,083	12,415	2,278	6,010	1,754	4,976	10,958
1.30%	-	-	-	-	-	-	-	-
1.35%	25,760	65,554	25,780	5,770	30,625	5,050	34,827	18,056
1.40%	6,003	5,007	4,798	1,220	11,416	1,667	12,379	7,044
1.45%	1,364	2,516	1,354	385	2,400	1,378	684	941
1.55%	30,702	14,820	11,235	2,361	8,741	916	7,665	6,226
1.60%	66,729	30,615	14,697	2,755	9,301	1,945	9,770	13,218
1.65%	25,793	8,444	11,437	969	2,696	396	8,182	6,945
1.80%	12,054	6,368	10,600	973	4,780	490	4,596	2,462
1.85%	888	446	639	166	571	-	509	303
1.90%	59,996	67,754	31,094	1,476	13,480	102	11,248	5,608
1.95%	4,676	3,841	7,131	2,095	763	41	1,588	5,087
2.00%	424	879	248	650	565	-	737	180
2.05%	-	-	-	3	-	-	-	1
2.10%	4,289	7,873	3,977	319	4,095	12	5,137	2,445
2.15%	925	389	658	370	1,391	413	1,715	1,216
2.20%	207	9	195	-	263	-	526	127
2.25%	-	-	-	-	-	-	-	-
2.30%	52	18,830	-	723	6	-	679	92
2.35%	-	-	-	38	-	-	227	167
2.40%	-	-	-	24	-	-	-	20
2.45%	3,343	538	1,212	-	1,633	149	773	23
2.50%	34	22	-	-	18	6	1,067	658
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$272,720	$257,141	$151,080	$27,706	$115,372	$17,231	$128,629	$97,277

	RVWDL	GVFRB	GSBLMO	VWHA	VWAR	WRASP	HIBF3	GEM3

0.45%	$90	$437	$206	$513	$-	$1,764	$12	$57
0.65%	33	859	11	46	-	592	-	26
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	76	-	-
0.85%	6	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	169	42	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,289	5,533	120	6,909	63	33,757	5,504	871
1.20%	-	-	-	-	-	219	-	-
1.25%	886	5,875	817	6,906	8,842	46,717	1,219	683
1.30%	-	-	-	-	-	-	-	-
1.35%	1,151	36,882	176	5,415	1,934	74,740	5,007	1,056
1.40%	236	2,020	8	775	39	27,228	1,205	182
1.45%	135	2,544	440	1,188	2,611	4,042	-	251
1.55%	338	11,605	4,510	10,293	2,834	70,015	6,170	2,637
1.60%	330	23,638	642	9,077	1,465	55,990	1,013	1,360
1.65%	5	10,704	176	9,599	1,110	45,395	432	1,750
1.80%	155	3,201	441	4,329	2,679	13,990	98	257
1.85%	35	296	-	962	578	4,265	-	39
1.90%	311	7,622	1,177	7,317	1,559	25,145	126	1,387
1.95%	30	2,871	-	9,264	437	12,715	-	2,122
2.00%	77	2,290	-	380	62	1,659	-	14
2.05%	-	-	-	838	-	-	-	-
2.10%	20	1,650	302	2,950	51	7,257	-	433
2.15%	23	905	-	547	1,574	5,417	73	156
2.20%	-	1,994	-	185	197	816	-	-
2.25%	-	-	-	213	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	19	30	1,714	-	515	-	-
2.40%	-	750	-	130	-	-	-	-
2.45%	-	27	-	485	-	1,420	-	2
2.50%	-	-	-	910	-	180	-	31
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$6,150	$121,722	$9,056	$80,945	$26,035	$434,083	$20,901	$13,314

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	TRF3	GBF3	GVIDA6	NVDBL6	NVDCA6	GVIDC6	GVIDM6	GVDMA6

0.45%	$318	$145	$12	$178	$-	$121	$778	$225
0.65%	-	-	6	-	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	16	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	90	-	-	-	-	-	-
1.00%	-	-	-	78	78	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,258	10,036	2,645	1,454	547	9,578	21,624	7,652
1.20%	-	-	-	-	-	-	-	-
1.25%	786	818	2,238	577	446	2,325	1,298	269
1.30%	-	-	-	-	-	-	-	-
1.35%	2,487	9,231	6,508	416	12	10,742	24,230	11,056
1.40%	216	1,612	2,300	89	20	1,808	7,017	3,226
1.45%	-	391	-	60	-	-	7	16
1.55%	-	6,222	1,103	416	288	6,985	10,988	2,573
1.60%	1,594	2,729	8,943	1,039	1,374	3,423	8,337	3,305
1.65%	382	2,142	443	325	2,698	6,046	3,198	391
1.80%	15	282	1,683	353	-	326	224	133
1.85%	9	-	163	-	-	6,683	8	-
1.90%	206	64	2,601	28	306	286	398	874
1.95%	-	2,642	604	36	73	1,280	23	15
2.00%	-	17	-	421	-	793	673	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	629	-	-	-	7	-	-
2.15%	-	218	18	-	-	82	-	12
2.20%	-	-	-	-	-	-	146	-
2.25%	-	-	-	-	-	-	-	-
2.30%	27	-	-	-	924	1,923	229	-
2.35%	-	51	-	-	-	-	217	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	472	-
2.50%	-	-	-	-	142	-	631	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$7,298	$37,335	$29,267	$5,470	$6,908	$52,408	$80,498	$29,747

	GVDMC6	GVDIV6	SCGF3	SCVF3	SCF3

0.45%	$81	$78	$32	$865	$103
0.65%	-	-	-	4	34
0.70%	-	-	-	-	-
0.80%	-	-	-	-	-
0.85%	-	-	-	55	-
0.90%	-	-	-	-	-
0.95%	-	-	-	12	-
1.00%	-	-	-	-	-
1.05%	-	-	-	-	-
1.10%	-	-	-	-	-
1.15%	4,148	655	443	527	3,236
1.20%	-	-	-	-	4
1.25%	4,882	926	409	1,533	854
1.30%	-	-	-	-	-
1.35%	12,168	1,125	2,002	2,046	4,485
1.40%	5,363	36	278	751	1,413
1.45%	85	111	43	104	78
1.55%	1,760	1,598	807	893	1,386
1.60%	3,365	4,919	701	1,084	857
1.65%	281	1,623	262	1,181	1,281
1.80%	229	367	1,815	372	238
1.85%	5	17	17	17	18
1.90%	5,214	1,573	772	1,201	551
1.95%	579	482	47	68	128
2.00%	-	62	254	14	-
2.05%	517	-	33	-	-
2.10%	930	531	447	481	328
2.15%	20	67	366	92	12
2.20%	-	-	277	36	-
2.25%	132	-	-	-	-
2.30%	-	-	-	-	-
2.35%	1,034	-	-	-	-
2.40%	-	-	-	-	-
2.45%	-	251	-	123	-
2.50%	456	-	90	-	-
2.55%	-	-	-	-	-
2.85%	-	-	-	-	-

Totals	$41,249	$14,421	$9,095	$11,459	$15,006

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $16,765,003 and $12,682,538, respectively, and total transfers from the Account to the fixed account were $16,851,051 and $12,657,583, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $1,293,658 and $997,086 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $709,188 and $524,725 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $1,206,401 and $2,818,823 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$1,524,710,065	$-	$-	$1,524,710,065

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 were as follows:

	Purchases of Investments	Sales of Investments
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	$6,889,962	$1,564,112
Global Small Capitalization Fund - Class 4 (AMVGS4)	2,342,095	1,741,534
Global Allocation V.I. Fund - Class III (MLVGA3)	14,569,712	7,616,503
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)	3,884,668	3,868,624
Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund (DXVIMF)	2,001,800	1,466,375
Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (DXVIC)	24,664	1,400
Dynamic VP HY Bond Fund (DXVHY)	4,038,903	5,578,973
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	109,229	2,697
VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)	2,519,933	735,687
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	5,533,409	2,787,330
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)	1,445,092	320,586
The Merger Fund VL (MGRFV)	1,945,189	891,776
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)	1,880,292	206,060
Emerging Markets Debt Portfolio - Class II (MSEMB)	2,760,368	654,474
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)	1,000,116	447,019
Global Real Estate Portfolio - Class II (VKVGR2)	5,245,984	1,955,116
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)	1,603,156	664,518
NVIT Flexible Fixed Income Fund Class P (NVFIP)	5,353,011	4,772,806
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)	1,062,103	445,437
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	10,641,717	5,951,219
Federated NVIT High Income Bond Fund - Class I (HIBF)	4,283,078	799,315
NVIT Emerging Markets Fund - Class I (GEM)	4,117,524	1,281,035
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	5,588,216	5,704,636
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	19,249,742	5,368,351
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	8,765,016	1,864,904
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	16,299,160	5,170,951
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	32,585,604	28,420,133
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	20,621,654	30,409,756
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	19,827,325	9,947,991

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

NVIT Core Plus Bond Fund - Class II (NVLCP2)	20,231,064	10,945,326
NVIT Nationwide Fund - Class I (TRF)	3,664,699	674,494
NVIT Government Bond Fund - Class I (GBF)	20,801,499	14,290,053
American Century NVIT Growth Fund -Class II (CAF2)	1,645,063	531,223
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	7,201,783	886,847
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	2,123,279	99,264
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	4,762,106	523,700
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	15,326,404	5,187,713
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	19,919,833	2,079,440
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	8,494,432	1,238,766
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	14,405,724	4,757,917
NVIT Money Market Fund - Class I (SAM)	149,236	111,620
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	3,942,768	3,809,876
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	4,807,225	760,610
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	5,429,300	3,413,667
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	16,033,213	12,950,997
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	34,269	50,723
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	13,180,095	10,774,263
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	20,091,020	15,998,830
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	3,288,409	747,278
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	6,090,899	1,074,052
NVIT Multi-Manager Small Company Fund - Class I (SCF)	5,581,939	1,924,350
NVIT Multi-Sector Bond Fund - Class I (MSBF)	4,785,101	1,527,385
NVIT Short Term Bond Fund - Class II (NVSTB2)	12,067,673	8,679,822
NVIT Real Estate Fund - Class II (NVRE2)	10,071,039	4,879,957
NVIT Money Market Fund - Class II (NVMM2)	1,034,736,228	977,459,809
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	3,562,400	217,915
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	1,385,075	516,312
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	962,011	358,367
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	1,164,655	153,135
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	562,620	54,361
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	326,237	9,008
7Twelve Balanced Portfolio (NO7TB)	2,291,789	345,755
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)	1,574,138	664,610
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)	8,329,781	11,476,368
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)	11,895,955	6,918,119
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)	4,810,227	1,327,334
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	1,828,109	1,095,299
VP Income & Growth Fund - Class III (ACVIG3)	9,383,056	2,692,824
VP Inflation Protection Fund - Class II (ACVIP2)	9,867,217	5,842,744
VP Ultra(R) Fund - Class III (ACVU3)	732,732	189,550
VP Value Fund - Class III (ACVV3)	8,536,161	3,238,419
Mid Cap Stock Portfolio- Service Shares (DVMCSS)	1,245,751	93,193
Quality Bond Fund II - Primary Shares (FQB)	194	75
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	1,887,466	1,937,466
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)	813,996	1,863,548
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)	5,399,126	2,467,041
VIP Growth Portfolio - Service Class 2 R (FG2R)	39,498,855	20,104,196
VIP High Income Portfolio - Service Class 2R (FHI2R)	28,610,827	27,021,167
Franklin Income Securities Fund - Class 2 (FTVIS2)	20,274,347	9,287,242
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	5,113,129	5,290,159
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	2,689,895	2,690,510
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)	184,085	340,998
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)	8,161,275	20,987,596
Global Securities Fund/VA - Service Class (OVGSS)	3,713,969	2,274,566
All Asset Portfolio - Advisor Class (PMVAAD)	6,544,044	5,981,034
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	3,221,913	3,048,724
Low Duration Portfolio - Advisor Class (PMVLAD)	12,573,120	12,760,642
Total Return Portfolio - Advisor Class (PMVTRD)	18,004,842	23,257,846
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	1,908,315	1,626,714
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	6,451,339	5,890,051
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)	6,339,125	4,519,096
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	59,313,506	84,688,385
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)	3,045,338	3,732,037
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)	74,791	205,004
VP UltraShort NASDAQ-100 (PROUSN)	46,538,214	45,886,277
VP Access High Yield Fund (PROAHY)	98,666,619	178,604,192
VP Asia 30 (PROA30)	23,058,929	24,321,870
VP Banks (PROBNK)	6,262,595	6,703,049
VP Basic Materials (PROBM)	15,090,007	15,779,053
VP Bear (PROBR)	20,282,490	19,666,155
VP Biotechnology (PROBIO)	18,637,135	14,570,693
VP Bull (PROBL)	350,541,646	322,188,255
VP Consumer Goods (PROCG)	12,577,610	5,405,697
VP Consumer Services (PROCS)	14,178,493	9,038,031
VP Emerging Markets (PROEM)	35,102,994	35,617,098
VP Europe 30 (PROE30)	14,554,066	15,015,313
VP Financials (PROFIN)	11,864,428	10,585,158
VP Health Care (PROHC)	18,649,575	13,082,930
VP Industrials (PROIND)	4,876,090	8,554,851
VP International (PROINT)	8,083,771	9,909,280
VP Internet (PRONET)	6,125,920	7,208,363
VP Japan (PROJP)	13,193,953	13,797,545
VP NASDAQ-100 (PRON)	118,483,718	111,982,660
VP Oil & Gas (PROOG)	16,897,435	8,846,317
VP Pharmaceuticals (PROPHR)	13,587,039	12,873,557

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

VP Precious Metals (PROPM)		11,903,555	11,555,977
VP Real Estate (PRORE)		14,319,453	10,475,151
VP Rising Rates Opportunity (PRORRO)		30,919,856	32,045,575
VP Semiconductor (PROSCN)		11,420,085	6,962,665
VP Short Emerging Markets (PROSEM)		5,575,955	5,681,802
VP Short International (PROSIN)		3,540,063	3,638,808
VP Short NASDAQ-100 (PROSN)		14,265,609	13,919,743
VP Technology (PROTEC)		15,725,631	14,486,770
VP Telecommunications (PROTEL)		2,363,244	2,176,706
VP U.S. Government Plus (PROGVP)		38,458,454	38,356,142
VP UltraNASDAQ-100 (PROUN)		80,581,021	83,805,749
VP Utilities (PROUTL)		18,284,549	15,135,847
Global Managed Futures Strategy (RVMFU)		3,275,034	3,544,608
Variable Fund - Long Short Equity Fund (RSRF)		1,960,065	2,328,265
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)		5,757,202	4,071,436
Variable Trust - Banking Fund (RBKF)		8,030,620	7,426,682
Variable Trust - Basic Materials Fund (RBMF)		14,770,882	15,430,791
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)		5,225,293	1,879,824
Variable Trust - Biotechnology Fund (RBF)		21,931,143	20,426,748
Variable Fund - CLS AdvisorOne Clermont (RVCLR)		12,308,247	4,255,020
Variable Trust - Commodities Strategy Fund (RVCMD)		3,974,040	3,597,792
Variable Trust - Consumer Products Fund (RCPF)		15,370,751	14,694,068
Variable Trust - Dow 2x Strategy Fund (RVLDD)		61,256,003	65,353,123
Variable Trust - Electronics Fund (RELF)		14,415,037	12,613,564
Variable Trust - Energy Fund (RENF)		31,063,411	18,440,143
Variable Trust - Energy Services Fund (RESF)		32,543,695	23,317,562
Variable Trust - Europe 1.25x Strategy Fund (RLCE)		15,536,008	20,502,333
Variable Trust - Financial Services Fund (RFSF)		11,578,405	9,758,422
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)		169,631,244	166,017,632
Variable Trust - Health Care Fund (RHCF)		26,593,787	23,184,111
Variable Trust - Internet Fund (RINF)		11,067,470	15,202,510
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)		64,373,000	63,932,498
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)		88,465,519	96,192,970
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)		6,050,942	5,949,977
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)		10,932,331	10,860,161
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)		48,369,496	48,328,396
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)		46,597,564	45,905,889
Variable Trust - Japan 2x Strategy Fund (RLCJ)		14,362,512	14,777,134
Variable Trust - Leisure Fund (RLF)		8,551,307	8,092,911
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)		28,381,572	30,025,951
Variable Fund - Multi-Hedge Strategies (RVARS)		1,502,015	2,147,161
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)		127,963,886	110,670,198
Variable Trust - NASDAQ-100(R) Fund (ROF)		93,759,170	96,634,123
Variable Trust - Nova Fund (RNF)		193,453,752	211,624,544
Variable Trust - Precious Metals Fund (RPMF)		19,612,802	18,239,557
Variable Trust - Real Estate Fund (RREF)		22,697,075	20,567,183
Variable Trust - Retailing Fund (RRF)		9,382,938	9,488,162
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)		55,743,111	55,954,026
Variable Trust - S&P 500 2x Strategy Fund (RTF)		75,700,800	74,887,040
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)		104,994,017	81,464,097
Variable Trust - S&P 500 Pure Value Fund (RVLCV)		86,223,787	88,007,981
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)		99,736,583	110,829,503
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)		64,589,397	72,442,150
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)		25,704,468	39,192,135
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)		17,876,943	21,196,649
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)		24,234,515	21,881,176
Variable Trust - Technology Fund (RTEC)		16,996,981	14,117,391
Variable Trust - Telecommunications Fund (RTEL)		9,906,744	9,794,177
Variable Trust - Transportation Fund (RTRF)		18,187,936	19,412,560
Variable Trust - Utilities Fund (RUTL)		31,783,678	28,174,195
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)		2,439,572	2,426,993
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)		15,641,794	13,617,895
Series M (Macro Opportunities Series) (GSBLMO)		1,285,163	331,081
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)		7,841,229	6,675,894
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)		470,818	275,231
Variable Insurance Portfolios - Asset Strategy (WRASP)		12,268,342	11,403,610
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)		95,171	4,962,383
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)		735,688	3,761,060
NVIT Nationwide Fund - Class III (obsolete) (TRF3)		177,075	2,058,172
NVIT Government Bond Fund - Class III (obsolete) (GBF3)		626,071	9,809,021
NVIT Investor Destinations Aggressive Fund - Class VI (obsolete) (GVIDA6)		727,122	7,187,212
NVIT Investor Destinations Balanced Fund - Class VI (obsolete) (NVDBL6)		310,304	1,648,033
NVIT Investor Destinations Capital Appreciation Fund - Class VI (obsolete) (NVDCA6)		198,940	1,487,253
NVIT Investor Destinations Conservative Fund - Class VI (obsolete) (GVIDC6)		1,969,968	12,019,007
NVIT Investor Destinations Moderate Fund - Class VI (obsolete) (GVIDM6)		836,014	19,933,567
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (obsolete) (GVDMA6)		247,120	7,361,904
NVIT Investor Destinations Moderately Conservative Fund - Class VI (obsolete) (GVDMC6)		611,195	10,298,177
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)		802,410	3,278,193
NVIT Multi-Manager Small Cap Growth Fund - Class III (obsolete) (SCGF3)		435,604	2,017,385
NVIT Multi-Manager Small Cap Value Fund - Class III (obsolete) (SCVF3)		768,554	3,435,502
NVIT Multi-Manager Small Company Fund - Class III (obsolete) (SCF3)		528,059	3,660,452

	Total	$4,813,384,026	$4,609,544,542

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIT-ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2014	0.45% to 2.20%	475,016	$11.57 to $ 11.33	$5,434,050	0.26%	11.41% to 9.45%
2013	1.25% to 1.55%	15,416	10.37 to 10.37	159,842	0.00%	3.70% to 3.65%	****
Global Small Capitalization Fund - Class 4 (AMVGS4)
2014	0.45% to 2.45%	147,152	11.72 to 11.33	1,692,177	0.07%	1.42% to -0.61%
2013	0.45% to 2.45%	97,190	11.55 to 11.40	1,115,290	0.18%	15.53% to 13.97%	****
Global Allocation V.I. Fund -Class III (MLVGA3)
2014	0.45% to 2.45%	2,368,131	12.96 to 11.79	29,246,367	2.43%	1.47% to -0.57%
2013	0.45% to 2.45%	2,020,857	12.78 to 11.86	24,936,791	1.21%	13.90% to 11.61%
2012	0.45% to 2.45%	1,703,212	11.22 to 10.63	18,765,559	1.30%	9.47% to 7.27%
2011	0.45% to 2.45%	2,154,758	10.25 to 9.91	21,919,978	2.34%	-4.07% to -6.00%
2010	0.65% to 2.30%	1,720,332	10.67 to 10.55	18,448,273	1.82%	6.66% to 5.49%	****
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
2014	0.45% to 2.15%	72,108	7.45 to 6.87	513,524	0.00%	-17.38% to -18.80%
2013	0.45% to 2.10%	77,903	9.02 to 8.48	678,614	0.00%	-10.67% to -12.16%
2012	0.45% to 2.35%	76,969	10.09 to 9.59	757,682	0.00%	-2.54% to -4.40%
2011	0.45% to 2.35%	220,959	10.36 to 10.03	2,248,913	2.90%	-13.04% to -14.70%
2010	0.45% to 2.10%	52,295	11.91 to 11.78	618,686	8.95%	19.11% to 17.80%	****
Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund (DXVIMF)
2014	1.15% to 2.10%	59,108	11.36 to 11.29	669,623	0.00%	13.59% to 12.86%	****
Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (DXVIC)
2014	1.25% to 2.00%	2,438	9.18 to 9.13	22,335	0.00%	-8.23% to -8.70%	****
Dynamic VP HY Bond Fund (DXVHY)
2014	1.15% to 2.50%	99,835	10.66 to 10.27	1,046,427	2.25%	-1.25% to -2.60%
2013	0.45% to 2.50%	243,208	10.92 to 10.55	2,603,468	2.21%	3.48% to 1.35%
2012	0.45% to 2.50%	3,380,507	10.55 to 10.41	35,460,908	2.03%	5.51% to 4.06%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2014	1.25% to 2.15%	10,294	10.54 to 10.43	107,843	0.06%	2.65% to 1.71%
VI Balanced-Risk Allocation Fund-Series II Shares (IVBRA2)
2014	1.15% to 2.40%	177,984	10.46 to 10.31	1,852,143	0.00%	4.49% to 3.17%
2013	1.15% to 1.95%	9,981	10.01 to 10.00	99,864	0.00%	0.09% to -0.02%	****
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2014	0.45% to 2.35%	420,710	9.40 to 9.10	3,890,330	3.06%	-5.07% to -6.88%
2013	0.45% to 2.15%	155,773	9.90 to 9.79	1,534,818	2.03%	-1.01% to -2.14%	****
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
2014	0.45% to 2.20%	230,786	11.62 to 10.88	2,575,329	2.96%	3.78% to 1.95%
2013	0.65% to 2.20%	132,266	11.13 to 10.68	1,439,574	3.25%	7.84% to 6.15%
2012	0.45% to 2.10%	65,019	10.36 to 10.07	665,915	1.72%	8.77% to 6.96%
2011	1.25% to 2.10%	10,601	9.47 to 9.42	100,241	1.49%	-5.27% to -5.82%	****
The Merger Fund VL (MGRFV)
2014	0.45% to 2.45%	102,527	10.16 to 9.93	1,028,059	1.94%	0.92% to -1.11%
2013	1.40% to 1.60%	769	10.05	7,729	0.29%	0.53% to 0.50%	****
UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)
2014	0.45% to 2.45%	159,377	10.67 to 10.53	1,688,966	0.00%	6.72% to 5.28%	****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2014	0.45% to 2.50%	314,954	11.33 to 10.49	3,414,099	5.48%	2.43% to 0.32%
2013	0.45% to 2.50%	136,329	11.06 to 10.46	1,465,404	2.97%	-9.17% to -11.04%
2012	0.45% to 2.45%	116,382	12.17 to 11.77	1,399,443	2.00%	17.34% to 14.98%
2011	1.15% to 2.35%	37,475	10.33 to 10.24	387,515	2.14%	3.26% to 2.43%	****
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
2014	0.65% to 2.10%	133,415	11.75 to 11.13	1,518,753	0.77%	1.33% to -0.15%
2013	1.15% to 2.20%	94,227	11.44 to 11.12	1,068,006	0.09%	14.42% to 13.21%
2012	0.45% to 2.10%	23,083	10.12 to 9.84	229,892	1.84%	13.18% to 11.30%
2011	1.15% to 1.80%	6,278	8.90 to 8.86	55,665	0.43%	-11.03% to -11.44%	****
Global Real Estate Portfolio - Class II (VKVGR2)
2014	0.45% to 2.50%	541,529	12.50 to 11.58	6,508,503	0.77%	13.34% to 11.01%
2013	0.45% to 2.50%	252,548	11.03 to 10.43	2,700,517	3.52%	2.17% to 0.07%
2012	0.45% to 2.45%	147,631	10.79 to 10.43	1,569,234	0.46%	29.36% to 26.75%
2011	0.45% to 1.90%	10,187	8.34 to 8.26	84,552	1.88%	-16.58% to -17.39%	****
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)
2014	1.25% to 1.95%	86,529	10.24 to 10.20	884,088	2.68%	2.44% to 1.95%	****
NVIT Flexible Fixed Income Fund Class P (NVFIP)
2014	1.25% to 1.90%	55,403	9.75 to 9.70	538,888	3.96%	-2.52% to -2.95%	****
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)
2014	1.25% to 1.95%	60,458	10.24 to 10.19	617,679	0.81%	2.38% to 1.89%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2014	0.45% to 2.50%	1,778,833	13.86 to 12.84	23,660,831	1.01%	4.52% to 2.37%
2013	0.45% to 2.45%	1,422,066	13.26 to 12.56	18,317,071	1.62%	22.73% to 20.27%
2012	0.45% to 2.45%	463,618	10.81 to 10.45	4,926,147	1.34%	15.19% to 12.88%
2011	0.45% to 2.45%	91,567	9.38 to 9.25	855,513	0.01%	-6.20% to -7.45%	****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	0.45% to 1.90%	338,008	9.90 to 9.80	3,331,555	3.65%	-0.97% to -1.96%	****
NVIT Emerging Markets Fund - Class I (GEM)
2014	0.45% to 2.50%	284,459	9.71 to 9.58	2,740,098	0.85%	-2.86% to -4.23%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2014	0.45% to 2.10%	277,822	$15.61 to $ 14.44	$4,131,688	2.08%	4.03% to 2.30%
2013	0.45% to 1.90%	317,750	15.01 to 14.22	4,598,220	2.24%	28.89% to 27.02%
2012	1.15% to 1.90%	17,631	11.43 to 11.20	198,613	1.07%	14.81% to 13.94%
2011	1.15% to 1.90%	36,757	9.95 to 9.83	362,885	1.86%	-7.45% to -8.15%
2010	1.25% to 1.80%	58,478	10.75 to 14.56	635,621	0.00%	7.47% to 7.11%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2014	0.45% to 2.50%	1,645,659	13.55 to 12.30	21,415,970	3.86%	3.83% to 1.69%
2013	0.45% to 2.30%	621,011	13.05 to 12.19	7,851,324	2.42%	14.14% to 12.02%
2012	0.45% to 2.15%	217,237	11.44 to 10.92	2,507,709	1.54%	10.56% to 8.67%
2011	0.45% to 2.50%	189,389	10.34 to 9.99	2,014,980	2.14%	-1.79% to -3.81%
2010	1.15% to 1.90%	95,478	10.48 to 10.43	1,026,304	0.48%	4.82% to 4.30%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2014	0.45% to 2.55%	1,031,275	14.57 to 13.19	14,226,928	3.11%	4.23% to 2.03%
2013	0.45% to 2.50%	561,382	13.98 to 12.95	7,534,357	2.22%	20.70% to 18.22%
2012	1.15% to 2.20%	225,897	11.37 to 11.05	2,548,266	1.34%	12.33% to 11.14%
2011	0.85% to 2.20%	168,205	10.17 to 9.94	1,712,225	2.10%	-4.27% to -5.57%
2010	1.15% to 2.00%	111,776	10.60 to 10.54	1,204,642	0.70%	6.01% to 5.41%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2014	0.45% to 2.30%	1,390,229	12.01 to 11.01	15,754,070	3.01%	2.87% to 0.96%
2013	0.45% to 2.30%	449,995	11.68 to 10.90	5,058,961	1.60%	4.46% to 2.52%
2012	0.45% to 2.30%	685,218	11.18 to 10.63	7,479,943	1.84%	7.01% to 5.02%
2011	0.45% to 2.30%	547,754	10.44 to 10.12	5,667,245	2.69%	0.96% to -0.92%
2010	0.65% to 2.50%	496,507	10.33 to 10.20	5,160,936	0.61%	3.32% to 2.04%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2014	0.45% to 2.50%	2,108,083	14.05 to 12.75	28,147,988	2.54%	4.10% to 1.96%
2013	0.45% to 2.50%	1,910,678	13.50 to 12.51	24,832,669	2.68%	17.27% to 14.86%
2012	0.45% to 2.50%	311,040	11.51 to 10.89	3,517,624	1.20%	11.86% to 9.55%
2011	0.45% to 2.50%	354,699	10.29 to 9.94	3,630,782	2.31%	-2.77% to -4.77%
2010	0.65% to 2.20%	284,817	10.57 to 10.46	3,007,048	0.36%	5.71% to 4.61%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2014	0.45% to 2.50%	290,550	14.94 to 13.56	4,143,500	1.78%	4.09% to 1.95%
2013	0.45% to 2.50%	1,121,366	14.35 to 13.30	15,511,195	2.68%	23.72% to 21.17%
2012	0.45% to 2.10%	133,371	11.60 to 11.10	1,511,711	1.14%	14.07% to 12.17%
2011	0.45% to 2.10%	167,695	10.17 to 9.89	1,680,122	2.22%	-5.10% to -6.67%
2010	1.15% to 2.20%	124,800	10.67 to 10.59	1,329,516	0.15%	6.67% to 5.92%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2014	0.45% to 2.85%	1,262,452	13.06 to 11.66	15,623,836	3.95%	3.61% to 1.12%
2013	0.45% to 2.85%	508,881	12.61 to 11.53	6,182,259	2.43%	10.74% to 8.07%
2012	0.45% to 2.85%	222,877	11.39 to 10.67	2,488,745	1.89%	9.55% to 6.90%
2011	0.45% to 2.85%	135,890	10.39 to 9.98	1,391,413	2.48%	-0.72% to -3.11%
2010	1.15% to 2.35%	111,604	10.42 to 10.34	1,181,778	0.82%	4.20% to 3.36%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2014	0.45% to 2.45%	1,143,294	11.20 to 10.40	12,303,527	3.39%	4.41% to 2.31%
2013	0.45% to 2.45%	291,655	10.73 to 10.17	3,046,972	1.19%	-2.49% to -4.45%
2012	0.45% to 2.45%	635,977	11.01 to 10.64	6,868,065	2.23%	6.63% to 4.49%
2011	0.45% to 2.35%	239,858	10.32 to 10.19	2,459,167	1.63%	3.20% to 1.89%	****
NVIT Nationwide Fund - Class I (TRF)
2014	0.45% to 2.30%	293,951	10.96 to 10.82	3,208,499	0.87%	9.56% to 8.16%	****
NVIT Government Bond Fund - Class I (GBF)
2014	0.45% to 2.50%	651,310	10.23 to 10.08	6,606,686	1.06%	2.26% to 0.81%	****
American Century NVIT Growth Fund - Class II (CAF2)
2014	0.45% to 2.50%	98,599	13.13 to 12.69	1,272,551	0.92%	10.54% to 8.27%
2013	0.45% to 1.65%	7,357	11.88 to 11.79	86,833	1.24%	18.82% to 17.86%	****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	0.45% to 2.50%	628,850	10.41 to 10.27	6,502,909	1.48%	4.14% to 2.67%	****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2014	0.45% to 2.30%	199,407	10.32 to 10.19	2,044,443	1.75%	3.17% to 1.85%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2014	0.45% to 2.50%	411,780	10.39 to 10.25	4,252,319	2.93%	3.94% to 2.47%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	0.45% to 2.50%	978,369	10.22 to 10.08	9,933,726	1.56%	2.21% to 0.76%	****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.45% to 2.50%	1,768,302	10.38 to 10.23	18,278,859	1.53%	3.82% to 2.35%	****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.45% to 2.50%	719,794	10.39 to 10.24	7,430,132	1.48%	3.85% to 2.38%	****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	0.45% to 2.50%	944,676	10.31 to 10.17	9,682,645	1.48%	3.12% to 1.66%	****
NVIT Money Market Fund - Class I (SAM)
2014	1.30%	11,504	9.41	108,219	0.00%	-1.30%
2013	1.30%	7,408	9.53	70,606	0.00%	-1.30%
2012	1.30%	8,730	9.66	84,301	0.00%	-1.30%
2011	1.30%	2,844	9.78	27,826	0.00%	-1.30%
2010	1.30%	2,848	9.91	28,231	0.00%	-0.87%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2014	0.45% to 2.45%	224,523	$13.74 to $ 12.50	$2,944,411	2.27%	-1.80% to -3.77%
2013	0.45% to 2.45%	224,855	13.99 to 12.99	3,097,568	0.87%	20.53% to 18.11%
2012	0.45% to 2.45%	146,827	11.61 to 10.99	1,708,592	0.37%	15.00% to 12.68%
2011	0.45% to 2.10%	134,318	10.09 to 9.82	1,387,046	1.12%	-10.03% to -11.52%
2010	0.45% to 2.00%	117,515	11.22 to 15.12	1,328,684	1.28%	12.16% to 11.04%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2014	0.45% to 2.45%	405,939	9.06 to 8.94	3,655,246	1.72%	-9.37% to -10.62%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2014	0.45% to 2.50%	268,848	17.71 to 16.07	4,501,661	0.33%	9.65% to 7.39%
2013	0.45% to 2.15%	153,389	16.15 to 15.16	2,403,821	0.68%	33.81% to 31.53%
2012	0.45% to 2.20%	103,904	12.07 to 11.51	1,216,799	0.30%	15.62% to 13.58%
2011	0.45% to 2.20%	47,841	10.44 to 10.14	492,097	0.00%	-3.67% to -5.36%
2010	0.45% to 2.20%	11,035	10.84 to 10.71	124,890	0.00%	8.36% to 7.09%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2014	0.45% to 2.45%	358,216	16.68 to 15.17	5,667,146	1.29%	9.75% to 7.54%
2013	0.45% to 2.45%	177,261	15.20 to 14.11	2,590,277	1.44%	34.42% to 31.72%
2012	0.45% to 2.15%	85,985	11.30 to 10.80	950,777	1.62%	17.06% to 15.06%
2011	0.45% to 2.10%	45,504	9.66 to 9.39	435,609	1.01%	-6.51% to -8.06%
2010	0.45% to 2.05%	26,704	10.33 to 14.35	294,080	0.72%	3.30% to 2.23%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	1.15% to 1.60%	11,097	23.45 to 22.85	257,049	0.00%	2.84% to 2.37%
2013	1.15% to 1.60%	13,265	22.81 to 22.32	299,534	0.00%	37.35% to 36.72%
2012	1.15% to 1.60%	18,910	16.60 to 16.33	311,905	0.00%	13.58% to 13.06%
2011	1.15% to 1.60%	24,039	14.62 to 14.44	349,691	0.00%	-5.33% to -5.76%
2010	1.15% to 1.80%	40,034	15.44 to 9.63	615,744	0.00%	25.36% to 24.65%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2014	0.45% to 2.45%	267,498	17.47 to 15.89	4,434,759	0.00%	3.25% to 1.18%
2013	0.45% to 2.45%	155,713	16.92 to 15.71	2,538,327	0.00%	37.98% to 35.21%
2012	0.45% to 2.35%	142,567	12.26 to 11.65	1,701,976	0.00%	14.13% to 11.94%
2011	0.45% to 2.10%	148,078	10.75 to 10.45	1,602,759	0.00%	-4.88% to -6.45%
2010	0.45% to 2.10%	114,607	11.30 to 11.17	1,316,242	0.00%	12.97% to 11.72%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	0.45% to 2.45%	475,679	19.22 to 17.49	8,764,471	1.61%	16.49% to 14.15%
2013	0.45% to 2.45%	314,354	16.50 to 15.32	5,049,077	1.23%	35.07% to 32.36%
2012	0.45% to 2.10%	117,223	12.22 to 11.69	1,397,941	1.58%	15.82% to 13.90%
2011	0.45% to 2.10%	57,643	10.55 to 10.26	605,470	0.97%	-2.76% to -4.37%
2010	0.45% to 1.80%	17,489	10.85 to 15.14	194,278	1.20%	8.48% to 7.55%	****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	0.45% to 2.45%	223,672	11.11 to 10.95	2,464,685	0.00%	11.06% to 9.53%	****
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.45% to 2.45%	462,116	10.81 to 10.66	4,969,036	0.27%	8.10% to 6.61%	****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	0.45% to 2.10%	320,570	10.49 to 10.37	3,353,751	0.18%	4.88% to 3.69%	****
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2014	0.45% to 2.45%	372,253	9.96 to 9.63	3,639,274	4.05%	3.42% to 1.34%
2013	0.45% to 1.95%	46,071	9.63 to 9.54	440,814	2.70%	-3.66% to -4.63%	****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2014	0.45% to 2.45%	1,017,668	10.29 to 9.55	10,060,290	1.05%	0.04% to -1.97%
2013	0.45% to 2.45%	670,646	10.28 to 9.74	6,714,747	1.29%	-0.35% to -2.35%
2012	0.45% to 2.45%	648,630	10.32 to 9.98	6,575,235	1.70%	3.06% to 0.98%
2011	0.45% to 2.10%	443,708	10.01 to 9.90	4,420,514	1.17%	0.13% to -0.98%	****
NVIT Real Estate Fund - Class II (NVRE2)
2014	0.45% to 2.50%	380,236	12.00 to 11.59	4,493,910	5.13%	28.03% to 25.39%
2013	1.15% to 1.90%	15,642	9.33 to 9.28	145,645	1.99%	-6.70% to -7.17%	****
NVIT Money Market Fund - Class II (NVMM2)
2014	0.45% to 2.50%	22,120,520	9.77 to 8.80	206,063,496	0.00%	-0.45% to -2.50%
2013	0.45% to 2.55%	15,784,398	9.82 to 9.01	148,787,115	0.00%	-0.45% to -2.55%
2012	0.45% to 2.55%	20,569,054	9.86 to 9.24	196,942,746	0.00%	-0.45% to -2.56%
2011	0.45% to 2.55%	24,210,354	9.91 to 9.48	235,051,949	0.00%	-0.45% to -2.54%
2010	0.45% to 2.85%	22,180,368	9.95 to 9.70	218,477,190	0.00%	-0.45% to -2.85%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2014	0.45% to 2.15%	520,306	11.80 to 11.41	6,027,930	1.55%	1.40% to -0.33%
2013	0.45% to 2.15%	239,471	11.64 to 11.45	2,763,519	1.23%	16.42% to 14.51%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2014	0.45% to 2.30%	136,378	12.23 to 11.79	1,632,666	1.44%	2.66% to 0.76%
2013	0.45% to 2.30%	69,366	11.91 to 11.70	817,539	0.00%	19.10% to 16.97%	****
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2014	1.15% to 1.90%	56,671	10.34 to 10.25	583,458	3.29%	-0.15% to -0.91%
2013	1.35%	584	10.35	6,046	1.03%	3.53%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2014	1.25% to 2.35%	94,519	10.38 to 10.25	976,833	4.59%	0.98% to -0.14%
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2014	1.25% to 1.90%	49,734	10.37 to 10.30	513,588	3.45%	0.46% to -0.20%
2013	1.35%	472	10.32	4,873	1.54%	3.25%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2014	1.25% to 2.10%	31,338	10.38 to 10.28	324,369	4.01%	1.18% to 0.30%
2013	1.35%	1,163	10.26	11,932	1.56%	2.60%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
7Twelve Balanced Portfolio (NO7TB)
2014	0.65% to 2.45%	189,690	$10.05 to $ 9.84	$1,885,803	0.41%	-0.94% to -2.74%
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
2014	0.45% to 2.50%	352,793	10.72 to 10.16	3,664,471	0.00%	7.06% to 4.85%
2013	0.45% to 2.50%	253,002	10.01 to 9.69	2,486,015	0.00%	3.45% to 1.32%
2012	0.45% to 1.90%	130,290	9.68 to 9.60	1,251,899	0.00%	-3.24% to -4.03%	****
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
2014	0.45% to 2.50%	1,016,921	10.53 to 9.98	10,392,864	3.05%	-1.52% to -3.55%
2013	0.45% to 2.50%	1,343,033	10.69 to 10.35	14,102,480	1.15%	4.13% to 1.99%
2012	0.45% to 2.35%	2,580,347	10.26 to 10.16	26,301,442	0.00%	2.65% to 1.56%	****
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
2014	0.45% to 2.35%	1,627,839	9.81 to 9.50	15,673,245	0.63%	0.95% to -0.98%
2013	0.45% to 2.10%	1,102,338	9.72 to 9.61	10,653,275	0.00%	-2.79% to -3.87%	****
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)
2014	0.45% to 2.20%	374,575	10.19 to 9.99	3,767,064	1.18%	2.48% to 0.68%
2013	1.15% to 1.60%	27,734	9.93	275,464	0.03%	-0.65% to -0.72%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2014	0.45% to 2.15%	153,152	12.73 to 11.95	1,884,398	1.93%	6.63% to 4.81%
2013	0.45% to 2.15%	107,843	11.93 to 11.40	1,257,501	2.48%	15.75% to 13.77%
2012	0.45% to 2.15%	277,177	10.31 to 10.02	2,797,736	1.06%	12.86% to 10.93%
2011	1.15% to 1.60%	6,071	9.09 to 9.07	55,121	0.00%	-9.07% to -9.35%	****
VP Income & Growth Fund - Class III (ACVIG3)
2014	0.45% to 2.50%	660,331	18.51 to 14.44	12,814,948	2.01%	12.00% to 9.69%
2013	0.45% to 2.45%	310,052	16.53 to 13.22	5,487,546	2.29%	35.21% to 32.50%
2012	0.45% to 2.45%	296,635	12.22 to 9.98	3,949,391	2.03%	14.23% to 11.93%
2011	0.45% to 1.90%	357,418	10.70 to 11.21	4,212,861	1.53%	2.65% to 1.16%
2010	1.15% to 2.05%	383,684	11.84 to 10.94	4,454,959	1.56%	12.83% to 11.89%
VP Inflation Protection Fund - Class II (ACVIP2)
2014	0.45% to 2.50%	1,010,075	10.72 to 9.93	10,389,097	1.45%	2.83% to 0.72%
2013	0.45% to 2.50%	642,753	10.42 to 9.86	6,514,580	1.62%	-8.89% to -10.77%
2012	0.45% to 2.50%	854,035	11.44 to 11.05	9,618,190	2.50%	6.90% to 4.69%
2011	0.45% to 2.50%	588,753	10.70 to 10.55	6,269,731	2.21%	7.00% to 5.53%	****
VP Ultra(R) Fund - Class III (ACVU3)
2014	1.15% to 1.60%	57,799	18.18 to 17.16	1,043,856	0.42%	8.74% to 8.25%
2013	1.15% to 1.60%	25,186	16.72 to 15.85	414,407	0.53%	35.44% to 34.83%
2012	1.15% to 1.80%	27,728	12.35 to 11.51	336,263	0.00%	12.63% to 11.93%
2011	1.15% to 1.80%	41,872	10.96 to 10.28	448,164	0.00%	-0.09% to -0.68%
2010	1.15% to 2.05%	76,358	10.97 to 10.13	819,374	0.54%	14.77% to 13.83%
VP Value Fund - Class III (ACVV3)
2014	0.45% to 2.50%	767,059	17.75 to 15.03	16,521,671	1.44%	12.57% to 10.25%
2013	0.45% to 2.50%	525,812	15.77 to 13.63	10,132,795	1.71%	31.13% to 28.44%
2012	0.45% to 2.45%	392,383	12.02 to 10.65	5,793,902	1.93%	14.06% to 11.76%
2011	0.45% to 2.10%	433,733	10.54 to 13.71	5,771,459	1.99%	0.56% to -1.10%
2010	1.15% to 2.05%	569,497	13.68 to 12.65	7,598,957	2.36%	12.12% to 11.19%
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
2014	1.15% to 2.50%	107,020	10.90 to 10.80	1,163,467	0.00%	9.01% to 8.01%	****
Quality Bond Fund II - Primary Shares (FQB)
2014	1.30%	301	17.41	5,241	3.71%	2.44%
2013	1.30%	301	17.00	5,116	4.17%	-0.28%
2012	1.30%	302	17.05	5,148	4.02%	8.29%
2011	1.30%	303	15.74	4,769	5.10%	0.95%
2010	1.30%	303	15.59	4,725	0.00%	7.09%
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2014	0.45% to 2.45%	155,125	12.33 to 11.45	1,844,933	1.27%	5.06% to 2.95%
2013	0.45% to 2.45%	167,158	11.74 to 11.12	1,912,478	1.54%	14.82% to 12.51%
2012	0.45% to 2.10%	135,649	10.22 to 9.94	1,370,416	1.63%	11.73% to 9.87%
2011	0.45% to 2.45%	83,003	9.15 to 9.03	754,254	5.85%	-8.51% to -9.74%	****
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)
2014	0.95% to 1.60%	336,677	24.66 to 23.96	8,331,456	0.69%	10.18% to 9.88%
2013	0.95% to 1.60%	386,322	22.38 to 21.80	8,675,282	0.85%	29.17% to 28.81%
2012	1.15% to 2.00%	408,007	17.77 to 16.24	7,084,390	1.04%	14.81% to 14.03%
2011	1.15% to 1.80%	497,387	15.48 to 14.54	7,539,529	0.67%	-3.90% to -4.48%
2010	1.15% to 2.05%	651,814	16.11 to 14.89	10,272,180	0.89%	15.60% to 14.65%
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
2014	0.45% to 2.50%	785,259	16.63 to 13.02	13,829,493	3.05%	7.96% to 5.74%
2013	0.45% to 2.45%	635,670	15.41 to 12.37	10,469,708	2.96%	27.22% to 24.66%
2012	0.45% to 2.45%	380,812	12.11 to 9.92	5,004,941	3.16%	16.53% to 14.18%
2011	0.45% to 2.45%	321,625	10.39 to 8.69	3,695,392	1.83%	0.25% to -1.76%
2010	1.15% to 2.05%	437,403	11.83 to 10.92	5,056,213	1.47%	13.58% to 12.65%
VIP Growth Portfolio - Service Class 2 R (FG2R)
2014	0.45% to 2.50%	2,163,708	19.04 to 15.19	38,138,026	0.24%	10.54% to 8.27%
2013	0.45% to 2.45%	1,062,979	17.23 to 14.09	17,083,564	0.33%	35.36% to 32.64%
2012	0.45% to 2.45%	434,393	12.73 to 10.62	5,233,229	0.41%	13.89% to 11.60%
2011	0.45% to 2.45%	475,936	11.17 to 9.52	5,091,681	0.11%	-0.47% to -2.47%
2010	0.45% to 2.05%	518,503	11.23 to 10.19	5,606,178	0.10%	12.26% to 21.44%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP High Income Portfolio - Service Class 2R (FHI2R)
2014	0.45% to 2.50%	333,474	$11.27 to $ 10.66	$3,658,266	3.60%	0.45% to -1.62%
2013	0.45% to 2.50%	290,706	11.21 to 10.83	3,211,341	5.89%	5.39% to 3.22%
2012	0.45% to 1.95%	243,175	10.64 to 10.53	2,585,872	9.19%	6.41% to 5.34%	****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2014	0.45% to 2.50%	1,200,924	11.05 to 10.68	13,052,206	5.42%	4.15% to 2.00%
2013	0.45% to 2.50%	248,403	10.61 to 10.47	2,616,861	0.71%	6.13% to 4.67%	****
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2014	0.45% to 2.45%	336,122	12.09 to 11.69	3,991,939	2.36%	5.23% to 3.12%
2013	0.45% to 2.45%	390,390	11.49 to 11.34	4,461,802	0.63%	14.93% to 13.38%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2014	0.45% to 2.45%	435,151	14.88 to 13.53	6,223,331	2.81%	2.39% to 0.33%
2013	0.45% to 2.45%	444,351	14.53 to 13.49	6,273,995	9.76%	23.21% to 20.74%
2012	0.45% to 2.45%	288,602	11.79 to 11.17	3,369,370	2.27%	14.81% to 12.50%
2011	0.45% to 2.45%	194,719	10.27 to 9.93	2,015,502	0.02%	-1.98% to -3.95%
2010	0.65% to 2.05%	143,063	10.46 to 13.86	1,533,077	2.88%	4.65% to 3.71%	****
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
2014	1.30%	142,858	14.12	2,016,515	1.72%	10.26%
2013	1.30%	167,040	12.80	2,138,524	1.60%	30.65%
2012	1.30%	196,403	9.80	1,924,572	2.18%	14.99%
2011	1.30%	226,716	8.52	1,932,058	2.20%	3.59%
2010	1.30%	238,143	8.23	1,959,085	3.00%	8.04%
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
2014	0.45% to 2.20%	189,589	9.88 to 9.59	1,836,652	1.34%	-1.95% to -3.68%
2013	0.45% to 2.15%	1,421,771	10.08 to 9.96	14,237,535	7.51%	0.75% to -0.40%	****
Global Securities Fund/VA - Service Class (OVGSS)
2014	0.45% to 2.50%	241,225	11.68 to 11.28	2,774,030	0.81%	1.60% to -0.50%
2013	0.45% to 2.15%	120,749	11.50 to 11.36	1,381,183	0.01%	14.95% to 13.64%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2014	0.45% to 2.45%	1,048,624	10.92 to 10.14	10,988,167	5.10%	0.00% to -2.01%
2013	0.45% to 2.45%	1,033,371	10.92 to 10.35	10,955,429	4.34%	-0.34% to -2.34%
2012	0.45% to 2.45%	1,116,827	10.96 to 10.60	12,010,027	5.62%	14.29% to 11.99%
2011	0.45% to 2.50%	405,198	9.59 to 9.46	3,862,027	6.91%	-4.10% to -5.42%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2014	0.45% to 2.15%	188,653	11.50 to 10.61	2,061,161	2.05%	-0.15% to -1.86%
2013	0.45% to 2.45%	172,093	11.52 to 10.69	1,916,166	1.68%	-6.99% to -8.86%
2012	0.45% to 2.50%	194,743	12.39 to 11.72	2,366,621	5.86%	4.76% to 2.59%
2011	0.45% to 2.50%	517,027	11.82 to 11.42	6,071,567	1.90%	7.93% to 5.71%
2010	0.45% to 2.50%	198,651	10.95 to 10.80	2,185,251	0.85%	9.54% to 8.02%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2014	0.45% to 2.50%	1,393,573	10.36 to 9.60	13,853,449	1.04%	0.29% to -1.77%
2013	0.45% to 2.50%	1,403,301	10.33 to 9.77	14,080,239	1.36%	-0.68% to -2.73%
2012	0.45% to 2.50%	1,391,273	10.40 to 10.05	14,200,810	1.77%	5.27% to 3.10%
2011	0.45% to 2.50%	580,305	9.88 to 9.74	5,691,327	0.99%	-1.19% to -2.56%	****
Total Return Portfolio - Advisor Class (PMVTRD)
2014	0.45% to 2.45%	1,414,783	11.09 to 10.29	15,071,151	1.97%	3.70% to 1.62%
2013	0.45% to 2.45%	1,920,626	10.69 to 10.13	19,950,741	2.02%	-2.49% to -4.45%
2012	0.45% to 2.50%	3,032,974	10.97 to 10.59	32,658,037	2.46%	9.01% to 6.76%
2011	0.45% to 2.45%	987,316	10.06 to 9.93	9,871,103	1.72%	0.61% to -0.73%	****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2014	0.45% to 2.50%	207,140	8.17 to 7.41	1,610,927	0.28%	-18.99% to -20.66%
2013	0.45% to 2.50%	185,582	10.08 to 9.34	1,798,964	1.66%	-15.10% to -16.85%
2012	0.45% to 2.40%	198,165	11.87 to 11.26	2,296,512	2.48%	4.65% to 2.60%
2011	0.45% to 2.45%	307,254	11.34 to 10.97	3,436,177	13.87%	-7.96% to -9.80%
2010	0.45% to 2.15%	368,568	12.32 to 12.18	4,517,473	9.10%	23.24% to 21.85%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2014	0.45% to 2.45%	355,130	12.34 to 11.23	4,181,911	5.30%	0.95% to -1.08%
2013	0.45% to 2.15%	330,217	12.23 to 11.48	3,895,080	4.76%	-7.46% to -9.04%
2012	0.45% to 2.50%	1,109,109	13.21 to 12.50	14,300,058	4.82%	17.24% to 14.82%
2011	0.45% to 2.50%	674,109	11.27 to 10.89	7,483,514	5.14%	5.73% to 3.56%
2010	0.45% to 2.50%	574,766	10.66 to 10.51	6,093,650	2.92%	6.61% to 5.15%	****
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
2014	0.45% to 2.50%	618,483	11.53 to 10.47	6,776,960	2.38%	1.70% to -0.40%
2013	0.45% to 2.50%	479,981	11.34 to 10.51	5,237,413	0.92%	-8.98% to -10.85%
2012	0.45% to 2.45%	421,386	12.46 to 11.80	5,124,656	1.59%	6.38% to 4.24%
2011	0.45% to 2.15%	639,277	11.71 to 11.38	7,377,536	2.44%	6.97% to 5.15%
2010	0.45% to 2.35%	486,960	10.95 to 10.81	5,303,849	1.64%	9.49% to 8.10%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2014	0.45% to 2.50%	1,105,129	13.45 to 12.20	14,193,525	5.36%	2.77% to 0.65%
2013	0.45% to 2.50%	3,173,122	13.09 to 12.13	40,136,238	5.31%	5.15% to 2.99%
2012	0.45% to 2.45%	4,473,575	12.44 to 11.79	54,386,699	5.59%	13.68% to 11.39%
2011	0.45% to 2.35%	5,040,280	10.95 to 10.60	54,199,063	5.80%	2.77% to 0.81%
2010	0.45% to 2.50%	1,107,488	10.65 to 10.51	11,718,095	4.30%	6.52% to 5.06%	****
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
2014	0.45% to 2.10%	77,131	8.05 to 7.45	594,884	0.19%	-13.19% to -14.63%
2013	0.45% to 2.10%	156,684	9.27 to 8.72	1,396,179	0.82%	-2.63% to -4.25%
2012	0.45% to 2.10%	173,846	9.52 to 9.11	1,615,679	0.23%	11.16% to 9.31%
2011	0.45% to 2.10%	415,420	8.57 to 8.33	3,503,665	0.00%	-23.96% to -25.22%
2010	0.45% to 2.45%	611,121	11.27 to 11.12	6,839,923	0.05%	12.67% to 11.17%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
2014	0.95% to 2.10%	45,927	$21.28 to $ 12.49	$619,568	4.49%	-1.66% to -2.39%
2013	0.95% to 2.10%	59,331	21.64 to 12.80	807,700	5.09%	10.30% to 9.46%
2012	1.15% to 2.45%	193,894	12.00 to 11.58	2,340,894	5.23%	14.36% to 12.85%
2011	0.45% to 2.45%	519,408	10.62 to 10.26	5,496,550	4.99%	-2.47% to -4.42%
2010	0.45% to 2.45%	286,132	10.89 to 17.46	3,267,038	3.01%	8.85% to 7.44%	****
VP UltraShort NASDAQ-100 (PROUSN)
2014	1.15% to 2.15%	473,189	1.17 to 1.12	535,542	0.00%	-36.49% to -37.14%
2013	0.65% to 2.15%	238,140	1.88 to 1.78	427,662	0.00%	-48.97% to -49.74%
2012	1.15% to 2.45%	280,253	3.64 to 3.51	1,000,554	0.00%	-35.97% to -36.82%
2011	1.15% to 2.15%	99,013	5.68 to 5.59	554,202	0.00%	-23.07% to -23.85%
2010	1.15% to 2.15%	9,963	7.39 to 7.34	73,269	0.00%	-26.11% to -26.61%	****
VP Access High Yield Fund (PROAHY)
2014	0.45% to 2.45%	536,044	14.20 to 12.92	7,265,745	6.11%	1.88% to -0.17%
2013	0.45% to 2.45%	6,759,648	13.94 to 12.94	91,050,949	2.72%	9.52% to 7.32%
2012	0.45% to 2.45%	5,021,067	12.72 to 12.06	62,207,797	4.74%	13.61% to 11.32%
2011	0.45% to 2.15%	346,045	11.20 to 10.88	3,817,266	1.25%	2.28% to 0.54%
2010	0.45% to 2.45%	556,884	10.95 to 10.80	6,055,548	2.29%	9.50% to 8.04%	****
VP Asia 30 (PROA30)
2014	0.45% to 2.45%	139,150	10.48 to 9.53	1,382,202	0.08%	-2.01% to -3.98%
2013	0.45% to 2.45%	264,312	10.69 to 9.93	2,720,895	0.03%	14.45% to 12.16%
2012	0.65% to 2.15%	276,877	9.29 to 8.92	2,518,717	0.00%	14.73% to 12.99%
2011	0.45% to 2.00%	172,456	8.13 to 7.92	1,378,726	0.03%	-27.32% to -28.46%
2010	0.45% to 2.30%	480,729	11.18 to 11.05	5,338,907	0.00%	11.83% to 10.45%	****
VP Banks (PROBNK)
2014	1.15% to 2.45%	85,417	14.18 to 13.50	1,188,941	0.10%	9.11% to 7.67%
2013	0.45% to 2.15%	126,901	13.24 to 12.64	1,633,420	0.28%	32.85% to 30.59%
2012	1.15% to 2.15%	155,165	9.85 to 9.68	1,516,565	0.00%	31.87% to 30.53%
2011	1.15% to 1.65%	20,324	7.47 to 7.44	151,367	0.00%	-25.31% to -25.57%	****
VP Basic Materials (PROBM)
2014	1.15% to 2.15%	202,526	9.75 to 9.39	1,933,798	0.99%	0.52% to -0.50%
2013	0.45% to 2.20%	262,357	9.89 to 9.43	2,519,862	0.83%	17.90% to 15.83%
2012	1.15% to 2.15%	208,000	8.29 to 8.15	1,709,693	0.20%	7.24% to 6.15%
2011	1.15% to 2.10%	51,733	7.73 to 7.68	398,830	0.00%	-22.73% to -23.22%	****
VP Bear (PROBR)
2014	0.65% to 2.35%	375,099	4.20 to 3.88	1,502,426	0.00%	-14.81% to -16.26%
2013	0.45% to 2.35%	327,711	4.97 to 4.63	1,562,595	0.00%	-26.88% to -28.28%
2012	0.45% to 2.35%	149,740	6.80 to 6.46	992,882	0.00%	-16.97% to -18.56%
2011	0.45% to 2.35%	235,554	8.19 to 7.93	1,913,731	0.00%	-9.29% to -11.02%
2010	0.45% to 2.10%	373,984	9.03 to 8.93	3,355,405	0.00%	-9.74% to -10.73%	****
VP Biotechnology (PROBIO)
2014	0.45% to 2.50%	449,535	28.53 to 26.44	12,338,212	0.00%	29.14% to 26.49%
2013	0.45% to 2.45%	330,278	22.09 to 20.93	7,081,443	0.00%	67.66% to 64.30%
2012	0.45% to 2.15%	473,197	13.18 to 12.80	6,141,389	0.00%	40.07% to 37.68%
2011	0.45% to 2.10%	13,260	9.41 to 9.30	123,904	0.00%	-5.93% to -6.97%	****
VP Bull (PROBL)
2014	0.45% to 2.50%	2,442,600	16.87 to 15.31	39,528,358	0.00%	10.97% to 8.68%
2013	0.45% to 2.50%	711,453	15.21 to 14.09	10,433,701	0.00%	29.17% to 26.51%
2012	0.45% to 2.45%	1,418,158	11.77 to 11.15	16,287,866	0.00%	13.38% to 11.09%
2011	0.45% to 2.45%	755,218	10.38 to 10.04	7,677,092	0.00%	-0.45% to -2.44%
2010	0.65% to 2.45%	380,000	10.42 to 10.29	3,931,347	0.00%	4.16% to 2.91%	****
VP Consumer Goods (PROCG)
2014	0.45% to 2.45%	620,053	15.40 to 14.29	9,185,663	0.90%	9.73% to 7.53%
2013	0.45% to 2.15%	102,777	14.03 to 13.40	1,401,184	0.86%	27.87% to 25.69%
2012	0.45% to 2.45%	68,405	10.97 to 10.61	737,174	1.31%	10.36% to 8.14%
2011	0.45% to 1.90%	25,237	9.94 to 9.85	249,257	0.00%	-0.57% to -1.53%	****
VP Consumer Services (PROCS)
2014	0.45% to 2.45%	588,414	18.36 to 17.05	10,408,997	0.00%	11.95% to 9.71%
2013	0.45% to 2.15%	320,513	16.40 to 15.67	5,108,147	0.17%	39.24% to 36.86%
2012	0.85% to 2.40%	94,015	11.70 to 11.40	1,087,057	0.00%	21.06% to 19.16%
2011	0.45% to 2.35%	56,622	9.69 to 9.57	544,622	0.00%	-3.08% to -4.31%	****
VP Emerging Markets (PROEM)
2014	0.45% to 2.45%	373,572	8.41 to 7.65	2,987,574	0.21%	-3.85% to -5.79%
2013	0.45% to 2.45%	425,737	8.75 to 8.12	3,580,510	0.38%	-6.84% to -8.72%
2012	0.45% to 2.45%	576,322	9.39 to 8.90	5,280,262	0.99%	6.09% to 3.95%
2011	0.45% to 2.10%	368,467	8.85 to 8.61	3,210,925	0.00%	-20.06% to -21.39%
2010	0.45% to 2.15%	620,286	11.08 to 10.95	6,824,975	0.00%	10.76% to 9.50%	****
VP Europe 30 (PROE30)
2014	0.45% to 2.45%	271,242	12.36 to 11.24	3,183,952	1.22%	-9.06% to -10.89%
2013	0.45% to 2.45%	314,135	13.59 to 12.61	4,079,277	0.46%	21.09% to 18.66%
2012	0.45% to 2.35%	185,175	11.22 to 10.66	2,032,880	1.09%	16.07% to 13.85%
2011	1.15% to 2.00%	17,266	9.55 to 9.42	163,319	0.61%	-9.93% to -10.68%
2010	0.65% to 2.00%	12,935	10.64 to 10.55	136,766	1.01%	6.44% to 5.47%	****
VP Financials (PROFIN)
2014	0.45% to 2.45%	237,817	15.27 to 14.18	3,480,598	0.10%	12.41% to 10.15%
2013	1.15% to 2.45%	135,152	13.33 to 12.87	1,777,733	0.34%	30.56% to 28.84%
2012	1.15% to 2.45%	64,514	10.21 to 9.99	652,782	0.22%	23.29% to 21.67%
2011	1.15% to 2.10%	19,538	8.28 to 8.23	161,225	0.00%	-17.17% to -17.70%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Health Care (PROHC)
2014	0.45% to 2.50%	727,943	$19.34 to $ 17.92	$13,490,662	0.05%	23.14% to 20.61%
2013	0.45% to 2.50%	407,435	15.70 to 14.86	6,211,685	0.33%	39.13% to 36.27%
2012	1.15% to 2.50%	113,070	11.15 to 10.90	1,251,835	0.33%	16.05% to 14.46%
2011	0.45% to 1.90%	54,929	9.66 to 9.56	526,815	0.00%	-3.43% to -4.37%	****
VP Industrials (PROIND)
2014	0.45% to 2.45%	251,139	14.64 to 13.59	3,536,581	0.17%	5.10% to 2.99%
2013	0.45% to 2.35%	532,485	13.93 to 13.23	7,200,812	0.30%	37.57% to 34.94%
2012	0.45% to 2.45%	196,512	10.12 to 9.79	1,948,860	0.33%	15.28% to 12.96%
2011	0.45% to 2.35%	96,626	8.78 to 8.67	841,929	0.00%	-12.18% to -13.30%	****
VP International (PROINT)
2014	0.45% to 2.10%	200,598	11.70 to 10.82	2,237,707	0.00%	-8.52% to -10.04%
2013	0.45% to 2.45%	383,339	12.79 to 11.87	4,695,778	0.00%	18.96% to 16.57%
2012	0.45% to 2.45%	320,958	10.75 to 10.19	3,347,319	0.00%	15.41% to 13.09%
2011	0.45% to 2.10%	262,523	9.32 to 9.06	2,404,795	0.00%	-14.72% to -16.14%
2010	0.65% to 2.15%	235,682	10.91 to 10.80	2,559,042	0.00%	9.09% to 8.00%	****
VP Internet (PRONET)
2014	0.45% to 2.45%	131,448	15.42 to 14.31	1,950,007	0.00%	0.67% to -1.36%
2013	0.45% to 2.45%	219,621	15.32 to 14.51	3,265,348	0.00%	51.03% to 48.00%
2012	1.15% to 2.15%	51,684	10.02 to 9.85	514,948	0.00%	18.38% to 17.18%
2011	0.85% to 2.10%	9,841	8.48 to 8.41	83,166	0.00%	-15.16% to -15.87%	****
VP Japan (PROJP)
2014	0.45% to 2.20%	134,742	13.51 to 12.44	1,732,082	0.00%	2.76% to 0.96%
2013	0.45% to 2.20%	303,478	13.15 to 12.32	3,830,548	0.00%	47.57% to 44.98%
2012	0.45% to 2.15%	152,930	8.91 to 8.51	1,317,530	0.00%	22.40% to 20.30%
2011	0.45% to 2.10%	34,406	7.28 to 7.08	246,466	0.00%	-18.91% to -20.25%
2010	1.15% to 2.00%	55,182	8.93 to 8.88	492,305	0.00%	-10.66% to -11.21%	****
VP NASDAQ-100 (PRON)
2014	0.45% to 2.45%	940,882	19.72 to 17.94	17,742,745	0.00%	16.48% to 14.14%
2013	0.45% to 2.45%	634,252	16.93 to 15.72	10,386,060	0.00%	33.67% to 30.99%
2012	0.45% to 2.45%	385,195	12.66 to 12.00	4,763,244	0.00%	15.71% to 13.38%
2011	0.45% to 2.45%	244,301	10.95 to 10.58	2,628,101	0.00%	1.00% to -1.03%
2010	1.15% to 2.45%	132,411	10.79 to 10.69	1,422,920	0.00%	7.87% to 6.92%	****
VP Oil & Gas (PROOG)
2014	0.45% to 2.50%	886,429	12.72 to 11.55	10,659,196	0.46%	-11.27% to -13.10%
2013	0.45% to 2.50%	290,843	14.34 to 13.29	4,009,939	0.46%	23.51% to 20.97%
2012	0.45% to 2.45%	311,471	11.61 to 11.00	3,516,237	0.09%	2.43% to 0.37%
2011	0.45% to 2.35%	291,332	11.33 to 10.98	3,242,585	0.18%	1.79% to -0.15%
2010	1.15% to 2.45%	539,567	11.08 to 10.99	5,964,352	0.00%	10.82% to 9.85%	****
VP Pharmaceuticals (PROPHR)
2014	0.45% to 2.45%	246,310	18.12 to 16.83	4,274,560	0.67%	18.82% to 16.44%
2013	0.45% to 2.45%	212,949	15.25 to 14.45	3,148,383	2.06%	31.03% to 28.40%
2012	0.45% to 2.45%	94,784	11.64 to 11.25	1,085,763	0.92%	11.35% to 9.11%
2011	0.45% to 2.35%	284,915	10.45 to 10.32	2,958,723	0.00%	4.54% to 3.22%	****
VP Precious Metals (PROPM)
2014	0.45% to 2.50%	608,583	3.32 to 3.07	1,943,549	0.00%	-24.21% to -25.77%
2013	0.45% to 2.50%	516,611	4.38 to 4.14	2,198,155	0.00%	-38.22% to -39.50%
2012	0.45% to 2.45%	410,943	7.09 to 6.85	2,862,803	0.00%	-14.93% to -16.65%
2011	0.45% to 2.30%	386,534	8.33 to 8.23	3,198,717	0.00%	-16.69% to -17.72%	****
VP Real Estate (PRORE)
2014	0.45% to 2.50%	510,356	13.49 to 12.50	6,623,469	1.77%	24.45% to 21.89%
2013	0.45% to 2.50%	186,742	10.84 to 10.26	1,968,101	1.11%	-0.36% to -2.41%
2012	0.45% to 2.50%	307,573	10.88 to 10.51	3,286,004	2.70%	16.64% to 14.24%
2011	0.45% to 2.50%	45,390	9.33 to 9.20	420,467	0.00%	-6.71% to -7.99%	****
VP Rising Rates Opportunity (PRORRO)
2014	0.45% to 2.20%	157,991	4.11 to 3.78	614,204	0.00%	-30.57% to -31.79%
2013	0.45% to 2.45%	406,251	5.92 to 5.49	2,315,767	0.00%	15.95% to 13.62%
2012	0.45% to 2.45%	174,521	5.10 to 4.84	864,364	0.00%	-7.35% to -9.22%
2011	1.15% to 2.10%	93,888	5.45 to 5.36	508,047	0.00%	-38.22% to -38.81%
2010	0.45% to 2.45%	285,625	8.86 to 8.74	2,515,908	0.00%	-11.44% to -12.63%	****
VP Semiconductor (PROSCN)
2014	0.45% to 2.45%	371,556	15.04 to 13.97	5,387,504	0.14%	33.92% to 31.24%
2013	0.45% to 2.15%	27,132	11.23 to 10.73	297,110	0.14%	32.87% to 30.61%
2012	0.45% to 1.65%	13,309	8.45 to 8.28	110,521	0.32%	-4.60% to -5.75%
2011	1.35% to 1.90%	14,743	8.81 to 8.78	129,655	0.00%	-11.91% to -12.24%	****
VP Short Emerging Markets (PROSEM)
2014	1.35% to 2.30%	6,375	7.35 to 7.03	46,252	0.00%	-4.24% to -5.16%
2013	0.45% to 2.30%	33,825	7.94 to 7.41	262,351	0.00%	-0.68% to -2.53%
2012	1.15% to 2.30%	63,269	7.84 to 7.60	491,393	0.00%	-14.05% to -15.05%
2011	1.15% to 2.45%	87,819	9.13 to 8.93	794,238	0.00%	9.39% to 7.96%
2010	1.15% to 2.10%	40,731	8.34 to 8.29	338,364	0.00%	-16.57% to -17.11%	****
VP Short International (PROSIN)
2014	1.15% to 2.30%	85,409	5.39 to 5.10	442,228	0.00%	1.62% to 0.44%
2013	0.45% to 2.30%	99,808	5.44 to 5.08	515,832	0.00%	-21.36% to -22.83%
2012	1.15% to 2.30%	58,276	6.79 to 6.58	390,351	0.00%	-21.08% to -22.00%
2011	1.15% to 2.50%	162,410	8.60 to 8.41	1,382,717	0.00%	0.63% to -0.73%
2010	1.15% to 2.10%	2,950	8.55 to 8.49	25,147	0.00%	-14.53% to -15.08%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Short NASDAQ-100 (PROSN)
2014	0.45% to 2.15%	114,259	$3.54 to $ 3.27	$381,614	0.00%	-19.74% to -21.12%
2013	0.45% to 2.15%	100,893	4.42 to 4.15	423,062	0.00%	-29.72% to -30.92%
2012	1.15% to 2.30%	81,510	6.17 to 5.98	494,350	0.00%	-19.73% to -20.67%
2011	1.15% to 2.45%	72,310	7.68 to 7.52	549,135	0.00%	-11.50% to -12.66%
2010	1.15% to 2.15%	90,870	8.68 to 8.62	786,558	0.00%	-13.17% to -13.75%	****
VP Technology (PROTEC)
2014	0.45% to 2.50%	410,320	15.01 to 13.91	5,892,607	0.00%	17.58% to 15.16%
2013	0.85% to 2.15%	329,911	12.63 to 12.19	4,079,935	0.00%	24.13% to 22.50%
2012	0.45% to 2.30%	190,108	10.24 to 9.93	1,912,005	0.00%	9.81% to 7.77%
2011	0.45% to 2.35%	107,196	9.33 to 9.21	992,449	0.00%	-6.71% to -7.89%	****
VP Telecommunications (PROTEL)
2014	0.45% to 2.15%	47,871	12.40 to 11.64	570,687	4.46%	0.11% to -1.60%
2013	0.45% to 2.45%	34,300	12.39 to 11.74	412,848	1.85%	11.56% to 9.32%
2012	1.15% to 2.15%	363,734	10.97 to 10.79	3,982,906	0.12%	15.17% to 14.01%
2011	0.45% to 1.65%	3,690	9.57 to 9.50	35,094	0.00%	-4.27% to -5.04%	****
VP U.S. Government Plus (PROGVP)
2014	0.45% to 2.20%	161,162	16.64 to 15.32	2,539,122	0.18%	35.78% to 33.39%
2013	0.65% to 2.15%	135,761	12.16 to 11.50	1,593,389	0.17%	-19.64% to -20.85%
2012	0.45% to 2.15%	211,249	15.22 to 14.53	3,136,876	0.00%	0.52% to -1.20%
2011	0.45% to 2.45%	221,028	15.14 to 14.64	3,284,785	0.13%	42.87% to 40.00%
2010	1.15% to 2.10%	195,289	10.55 to 10.48	2,057,018	0.30%	5.45% to 4.78%	****
VP UltraNASDAQ-100 (PROUN)
2014	0.45% to 2.50%	184,912	36.14 to 32.80	6,287,569	0.00%	35.23% to 32.45%
2013	0.45% to 2.45%	312,708	26.72 to 24.81	8,062,616	0.00%	78.24% to 74.66%
2012	0.45% to 2.45%	92,860	14.99 to 14.20	1,354,071	0.00%	33.15% to 30.47%
2011	0.45% to 2.15%	161,850	11.26 to 10.94	1,790,643	0.00%	-1.64% to -3.31%
2010	0.65% to 2.45%	54,992	11.43 to 11.29	625,052	0.00%	14.33% to 12.95%	****
VP Utilities (PROUTL)
2014	0.45% to 2.50%	364,675	15.33 to 14.20	5,370,466	2.19%	25.32% to 22.74%
2013	0.45% to 2.50%	112,703	12.23 to 11.57	1,336,584	3.07%	12.80% to 10.48%
2012	0.45% to 2.50%	163,570	10.84 to 10.47	1,734,505	1.99%	-0.31% to -2.37%
2011	0.85% to 2.50%	154,187	10.85 to 10.73	1,663,626	0.00%	8.49% to 7.29%	****
Global Managed Futures Strategy (RVMFU)
2014	0.45% to 2.35%	439,704	8.18 to 7.28	3,359,616	0.00%	11.58% to 9.45%
2013	0.45% to 2.55%	454,481	7.33 to 6.58	3,156,056	0.00%	2.13% to -0.03%
2012	0.45% to 2.55%	506,656	7.18 to 6.58	3,479,836	0.00%	-11.60% to -13.48%
2011	0.45% to 2.55%	884,949	8.12 to 7.61	6,966,058	0.00%	-9.04% to -10.95%
2010	0.45% to 2.55%	855,936	8.93 to 8.54	7,479,850	0.00%	-3.97% to -6.00%
Variable Fund - Long Short Equity Fund (RSRF)
2014	0.45% to 2.40%	546,015	10.59 to 15.48	7,808,046	0.00%	2.33% to 0.33%
2013	0.45% to 2.55%	564,715	10.35 to 10.21	7,978,425	0.00%	16.93% to 14.46%
2012	0.45% to 2.55%	594,453	8.85 to 8.92	7,197,791	0.00%	3.96% to 1.76%
2011	0.45% to 2.55%	738,378	8.52 to 8.77	8,530,419	0.00%	-6.98% to -8.94%
2010	0.45% to 2.55%	945,398	9.15 to 9.63	11,834,837	0.00%	10.71% to 8.37%
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
2014	0.45% to 2.55%	1,249,764	12.58 to 11.39	15,543,695	0.27%	3.01% to 0.83%
2013	0.45% to 2.50%	1,198,793	12.22 to 11.33	14,563,763	0.02%	22.88% to 20.35%
2012	0.45% to 2.50%	1,064,254	9.94 to 9.42	10,631,772	0.00%	13.19% to 10.86%
2011	0.45% to 2.50%	1,278,798	8.78 to 8.49	11,397,397	0.00%	-7.72% to -9.61%
2010	0.45% to 2.50%	1,384,728	9.52 to 9.40	13,531,612	0.10%	14.62% to 12.26%
Variable Trust - Banking Fund (RBKF)
2014	0.45% to 2.45%	233,270	6.70 to 5.29	1,926,493	1.36%	2.95% to 0.89%
2013	1.15% to 2.40%	196,923	8.50 to 6.91	1,611,604	0.55%	27.70% to 26.08%
2012	0.45% to 2.50%	584,843	5.06 to 4.15	3,684,231	0.24%	23.66% to 21.11%
2011	0.45% to 2.45%	158,278	4.09 to 3.43	833,475	0.23%	-22.58% to -24.13%
2010	0.65% to 2.45%	400,518	5.25 to 4.53	2,746,122	0.91%	12.30% to 10.27%
Variable Trust - Basic Materials Fund (RBMF)
2014	0.45% to 2.50%	167,362	10.66 to 12.02	3,602,338	3.09%	-2.26% to -4.27%
2013	0.45% to 2.50%	218,828	10.90 to 12.55	4,895,991	0.62%	0.79% to -1.28%
2012	0.45% to 2.50%	317,742	10.82 to 12.72	7,003,662	0.00%	10.22% to 7.95%
2011	0.45% to 2.50%	329,769	9.81 to 11.78	6,616,439	0.00%	-16.83% to -18.55%
2010	0.45% to 2.50%	799,928	11.80 to 14.46	19,506,692	0.56%	26.10% to 23.51%
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
2014	0.45% to 2.50%	878,354	12.34 to 10.52	9,985,356	0.61%	2.34% to 0.23%
2013	0.45% to 2.50%	677,455	12.06 to 10.50	7,580,969	1.52%	18.21% to 15.78%
2012	0.45% to 2.50%	803,979	10.20 to 9.07	7,703,594	1.12%	11.91% to 9.60%
2011	0.45% to 2.50%	912,603	9.12 to 8.27	7,900,607	1.59%	-4.64% to -6.60%
2010	1.15% to 2.50%	863,401	9.32 to 8.86	7,931,016	1.82%	12.44% to 10.91%
Variable Trust - Biotechnology Fund (RBF)
2014	0.45% to 2.50%	458,541	36.85 to 27.25	13,717,417	0.00%	32.10% to 29.38%
2013	0.45% to 2.50%	412,742	27.90 to 21.06	9,526,308	0.00%	53.51% to 50.35%
2012	0.45% to 2.50%	442,089	18.17 to 14.01	6,648,173	0.00%	35.37% to 32.58%
2011	0.45% to 2.50%	511,648	13.43 to 10.57	5,736,404	0.00%	10.09% to 7.83%
2010	0.45% to 2.50%	400,924	12.20 to 9.80	4,139,904	0.00%	10.20% to 7.94%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
2014	0.45% to 2.50%	2,024,648	$11.74 to $ 10.24	$22,412,265	0.65%	1.34% to -0.75%
2013	0.45% to 2.50%	1,377,640	11.59 to 10.31	15,158,693	1.58%	9.67% to 7.41%
2012	0.45% to 2.50%	1,398,310	10.57 to 9.60	14,164,565	1.63%	10.29% to 8.01%
2011	0.45% to 2.50%	1,041,864	9.58 to 8.89	9,680,693	1.86%	-0.73% to -2.76%
2010	0.45% to 2.50%	846,387	9.65 to 9.14	8,075,221	1.80%	10.49% to 8.21%
Variable Trust - Commodities Strategy Fund (RVCMD)
2014	0.65% to 2.50%	809,296	4.11 to 3.32	2,425,031	0.00%	-34.44% to -35.66%
2013	0.45% to 2.55%	679,934	6.35 to 5.15	3,163,749	0.00%	-3.65% to -5.68%
2012	0.45% to 2.55%	929,892	6.59 to 5.46	4,541,338	0.00%	-1.85% to -3.93%
2011	0.45% to 2.55%	1,163,910	6.72 to 5.68	5,828,149	7.57%	-7.06% to -9.02%
2010	0.45% to 2.55%	1,715,037	7.23 to 6.24	9,325,565	0.00%	7.54% to 5.28%
Variable Trust - Consumer Products Fund (RCPF)
2014	0.45% to 2.50%	317,791	20.06 to 19.65	8,838,889	0.62%	12.12% to 9.81%
2013	0.45% to 2.50%	312,694	17.89	7,850,995	1.14%	27.67% to 25.05%
2012	0.45% to 2.50%	382,444	14.01 to 14.31	7,652,079	1.19%	8.56% to 6.31%
2011	0.45% to 2.50%	453,809	12.91 to 13.46	8,549,906	1.57%	13.25% to 10.93%
2010	0.65% to 2.50%	374,739	11.32 to 12.13	6,296,929	1.13%	16.52% to 14.35%
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2014	0.45% to 2.50%	484,688	14.80 to 16.68	9,586,358	0.00%	16.28% to 13.88%
2013	0.45% to 2.50%	860,829	12.73 to 14.64	15,127,161	0.00%	61.97% to 58.64%
2012	0.45% to 2.50%	633,796	7.86 to 9.23	6,909,061	0.00%	16.62% to 14.21%
2011	0.45% to 2.50%	1,088,961	6.74 to 8.08	10,208,263	0.00%	8.60% to 6.37%
2010	0.65% to 2.50%	865,504	6.16 to 7.60	7,533,276	0.56%	23.78% to 21.47%
Variable Trust - Electronics Fund (RELF)
2014	0.45% to 2.50%	400,386	11.62 to 9.42	4,465,554	0.00%	23.18% to 20.65%
2013	0.45% to 2.50%	234,202	9.43 to 7.81	2,140,213	0.25%	34.44% to 31.68%
2012	1.15% to 2.50%	298,819	7.01 to 5.93	2,056,409	0.00%	-0.16% to -1.48%
2011	1.15% to 2.50%	274,559	7.02 to 6.02	1,890,025	0.00%	-17.45% to -18.57%
2010	0.45% to 2.50%	687,060	8.39 to 7.39	5,727,179	0.00%	9.06% to 6.82%
Variable Trust - Energy Fund (RENF)
2014	0.45% to 2.50%	759,621	9.48 to 9.90	15,822,605	0.17%	-18.99% to -20.66%
2013	0.45% to 2.50%	306,654	11.71 to 12.48	8,105,926	0.20%	22.91% to 20.38%
2012	0.45% to 2.50%	384,516	9.52 to 10.36	8,364,527	0.00%	1.94% to -0.16%
2011	0.45% to 2.50%	431,951	9.34 to 10.38	9,292,765	0.00%	-6.27% to -8.20%
2010	0.45% to 2.50%	604,777	9.97 to 11.31	14,110,519	0.42%	18.52% to 16.08%
Variable Trust - Energy Services Fund (RESF)
2014	0.45% to 2.50%	552,521	7.23 to 7.94	11,202,901	0.00%	-29.66% to -31.11%
2013	0.45% to 2.50%	261,356	10.27 to 11.52	7,762,863	0.00%	23.33% to 20.79%
2012	0.45% to 2.45%	241,614	8.33 to 9.57	5,828,967	0.00%	-0.05% to -2.06%
2011	0.45% to 2.50%	331,307	8.33 to 9.74	8,167,424	0.00%	-9.70% to -11.56%
2010	0.45% to 2.50%	588,785	9.23 to 11.02	16,225,485	0.00%	25.48% to 22.90%
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2014	0.45% to 2.15%	134,608	6.17 to 11.30	1,362,829	0.92%	-12.88% to -14.37%
2013	0.45% to 2.20%	598,527	7.08 to 13.12	7,083,250	0.19%	23.34% to 21.17%
2012	0.45% to 2.15%	724,600	5.74 to 10.88	6,751,752	1.30%	21.11% to 19.04%
2011	0.45% to 2.00%	226,240	4.74 to 7.75	1,847,382	0.00%	-15.52% to -16.83%
2010	0.45% to 2.15%	316,669	5.61 to 11.01	3,118,650	1.08%	-11.18% to -12.69%
Variable Trust - Financial Services Fund (RFSF)
2014	0.45% to 2.50%	671,332	9.22 to 7.77	7,747,716	0.64%	12.07% to 9.77%
2013	0.45% to 2.50%	505,938	8.22 to 7.07	5,285,828	0.51%	26.98% to 24.37%
2012	0.45% to 2.50%	545,150	6.48 to 5.69	4,530,810	0.20%	22.13% to 19.61%
2011	1.15% to 2.50%	450,938	7.07 to 4.76	3,123,398	0.07%	-15.90% to -17.05%
2010	1.15% to 2.50%	608,405	8.41 to 5.73	5,017,774	0.59%	13.05% to 11.51%
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2014	0.45% to 2.55%	621,779	18.64 to 15.05	12,309,884	0.69%	34.05% to 31.23%
2013	0.45% to 2.55%	349,681	13.91 to 11.47	5,255,438	0.73%	-18.62% to -20.34%
2012	0.45% to 2.55%	587,510	17.09 to 14.39	10,996,570	0.78%	2.54% to 0.37%
2011	0.45% to 2.55%	1,104,597	16.67 to 14.34	20,076,897	2.05%	40.85% to 37.89%
2010	0.45% to 2.55%	657,160	11.83 to 10.40	8,797,254	2.54%	9.61% to 7.30%
Variable Trust - Health Care Fund (RHCF)
2014	0.45% to 2.50%	818,470	21.38 to 18.72	19,291,518	0.00%	24.06% to 21.50%
2013	0.45% to 2.50%	702,990	17.24 to 15.41	13,485,978	0.20%	41.18% to 38.27%
2012	0.45% to 2.50%	528,331	12.21 to 11.14	7,252,714	0.00%	16.64% to 14.23%
2011	0.45% to 2.50%	520,632	10.47 to 9.76	6,223,554	0.00%	4.22% to 2.08%
2010	0.65% to 2.50%	491,192	9.98 to 9.56	5,689,049	0.22%	6.07% to 4.10%
Variable Trust - Internet Fund (RINF)
2014	0.45% to 2.50%	134,520	17.88 to 16.84	3,583,436	0.00%	1.50% to -0.59%
2013	0.45% to 2.50%	310,691	17.61 to 16.94	8,210,449	0.00%	50.55% to 47.45%
2012	0.45% to 2.50%	185,142	11.70 to 11.49	3,319,461	0.00%	18.79% to 16.34%
2011	0.85% to 2.50%	221,146	9.67 to 9.88	3,358,860	0.00%	-12.67% to -14.12%
2010	0.45% to 2.50%	611,617	11.23 to 11.50	10,693,886	0.00%	20.23% to 17.76%
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2014	1.15% to 2.50%	1,996,596	0.87 to 0.94	1,661,317	0.00%	-22.67% to -23.72%
2013	1.15% to 2.30%	1,540,494	1.13 to 1.01	1,652,682	0.00%	-44.53% to -45.18%
2012	1.15% to 2.50%	1,663,040	2.03 to 2.25	3,259,130	0.00%	-23.35% to -24.40%
2011	1.15% to 2.50%	1,321,652	2.65 to 2.97	3,391,507	0.00%	-27.91% to -28.89%
2010	0.45% to 2.35%	2,035,747	6.17 to 3.39	7,402,878	0.00%	-30.60% to -31.93%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2014	0.45% to 2.50%	798,202	$3.65 to $ 3.34	$2,388,554	0.00%	-25.25% to -26.79%
2013	0.45% to 2.50%	2,866,211	4.88 to 4.56	12,393,562	0.00%	14.74% to 12.38%
2012	0.45% to 2.50%	869,975	4.25 to 4.06	3,218,671	0.00%	-6.62% to -8.55%
2011	0.45% to 2.15%	734,014	4.55 to 3.86	2,853,886	0.00%	-30.75% to -31.93%
2010	1.15% to 2.45%	1,192,824	5.77 to 6.56	6,761,742	0.00%	-13.81% to -14.95%
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2014	1.15% to 2.50%	351,637	2.12 to 2.48	698,292	0.00%	-12.58% to -13.77%
2013	0.45% to 2.15%	298,812	3.51 to 2.20	694,206	0.00%	-27.90% to -29.13%
2012	1.15% to 2.15%	163,777	3.39 to 3.11	532,489	0.00%	-19.30% to -20.12%
2011	1.15% to 2.45%	212,941	4.20 to 5.13	874,985	0.00%	-8.40% to -9.60%
2010	1.15% to 2.30%	283,512	4.59 to 4.24	1,272,342	0.00%	-26.15% to -27.01%
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2014	0.45% to 2.50%	321,838	2.69 to 2.09	392,180	0.00%	-19.00% to -20.67%
2013	0.45% to 2.15%	399,140	3.32 to 1.71	589,385	0.00%	-29.37% to -30.58%
2012	0.45% to 2.15%	1,229,953	4.70 to 2.47	2,556,769	0.00%	-19.01% to -20.40%
2011	1.00% to 2.45%	846,407	5.66 to 4.81	2,106,354	0.00%	-10.97% to -12.27%
2010	1.00% to 2.15%	1,332,478	6.36 to 3.52	3,766,653	0.00%	-22.06% to -22.96%
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2014	0.45% to 2.50%	655,199	2.84 to 2.31	1,245,930	0.00%	-9.26% to -11.13%
2013	0.45% to 2.30%	603,134	3.13 to 1.95	1,327,490	0.00%	-31.16% to -32.44%
2012	0.45% to 2.50%	353,496	4.55 to 3.86	1,111,165	0.00%	-18.52% to -20.21%
2011	0.45% to 2.50%	669,629	5.58 to 4.84	2,579,323	0.00%	-8.03% to -9.92%
2010	0.45% to 2.10%	831,180	6.07 to 4.05	3,652,201	0.00%	-27.95% to -29.15%
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2014	0.65% to 2.50%	878,859	3.83 to 3.05	2,018,138	0.00%	-15.01% to -16.59%
2013	0.45% to 2.40%	737,210	4.56 to 2.50	2,017,505	0.00%	-26.85% to -28.28%
2012	0.45% to 2.50%	1,072,355	6.24 to 5.10	4,048,971	0.00%	-17.35% to -19.06%
2011	0.45% to 2.50%	1,195,966	7.55 to 6.30	5,557,221	0.00%	-9.45% to -11.31%
2010	0.45% to 2.40%	1,905,883	8.33 to 4.84	9,868,136	0.00%	-17.33% to -18.95%
Variable Trust - Japan 2x Strategy Fund (RLCJ)
2014	1.15% to 2.50%	79,473	11.43 to 8.23	881,829	0.00%	-16.38% to -17.53%
2013	0.45% to 2.50%	175,090	11.30 to 9.98	2,492,057	0.00%	55.30% to 52.10%
2012	1.15% to 2.00%	246,456	8.86 to 8.04	2,124,721	0.00%	18.72% to 17.70%
2011	0.45% to 2.00%	124,422	6.08 to 6.83	909,194	0.00%	-29.26% to -30.37%
2010	0.45% to 2.00%	383,490	8.60 to 9.81	3,956,633	0.00%	15.20% to 13.49%
Variable Trust - Leisure Fund (RLF)
2014	0.45% to 2.50%	181,903	16.70 to 15.57	4,941,762	0.22%	7.00% to 4.80%
2013	0.45% to 2.50%	191,698	15.61 to 14.86	4,912,517	0.59%	41.77% to 38.85%
2012	0.45% to 2.50%	283,744	11.01 to 10.70	5,168,194	0.00%	20.77% to 18.28%
2011	0.45% to 2.50%	271,172	9.12 to 9.05	4,150,612	0.00%	1.99% to -0.10%
2010	0.45% to 2.50%	482,219	8.94 to 9.06	7,280,301	0.07%	29.76% to 27.09%
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2014	0.45% to 2.50%	94,489	17.06 to 15.57	3,088,946	0.00%	11.43% to 9.14%
2013	0.45% to 2.50%	181,969	15.31 to 14.27	4,876,218	0.00%	49.56% to 46.48%
2012	0.45% to 2.50%	321,813	10.24 to 9.74	6,437,591	0.00%	23.77% to 21.21%
2011	0.45% to 2.50%	265,722	8.27 to 8.03	4,354,258	0.00%	-8.01% to -9.90%
2010	0.45% to 2.50%	552,427	8.99 to 8.92	10,223,461	0.00%	36.93% to 34.12%
Variable Fund - Multi-Hedge Strategies (RVARS)
2014	0.45% to 2.35%	732,401	9.17 to 8.44	6,714,451	0.00%	4.19% to 2.20%
2013	0.45% to 2.55%	794,484	8.80 to 7.95	7,062,750	0.00%	1.20% to -0.94%
2012	0.45% to 2.55%	901,230	8.69 to 8.03	7,991,268	0.68%	1.76% to -0.39%
2011	0.45% to 2.55%	676,240	8.54 to 8.06	5,936,147	0.00%	2.92% to 0.75%
2010	0.45% to 2.55%	714,090	8.30 to 8.00	6,167,122	0.00%	5.70% to 3.48%
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2014	0.45% to 2.45%	1,027,097	28.37 to 28.14	31,048,384	0.00%	35.96% to 33.23%
2013	0.45% to 2.45%	936,401	20.86 to 21.12	20,772,792	0.00%	79.40% to 75.81%
2012	0.45% to 2.50%	458,586	11.63 to 11.97	5,970,633	0.00%	33.52% to 30.77%
2011	0.45% to 2.45%	514,544	8.71 to 9.18	5,033,949	0.00%	-1.12% to -3.10%
2010	0.45% to 2.50%	952,362	8.81 to 9.45	9,411,024	0.00%	36.28% to 33.48%
Variable Trust - NASDAQ-100(R) Fund (ROF)
2014	0.45% to 2.55%	746,528	20.32 to 19.28	19,033,453	0.00%	16.92% to 14.45%
2013	0.45% to 2.55%	887,995	17.38 to 16.84	19,264,862	0.00%	34.01% to 31.19%
2012	0.45% to 2.55%	436,120	12.97 to 12.84	7,425,414	0.00%	16.24% to 13.79%
2011	0.45% to 2.55%	435,810	11.16 to 11.28	6,569,631	0.00%	1.71% to -0.43%
2010	0.45% to 2.55%	719,153	10.97 to 11.33	10,918,017	0.00%	17.95% to 15.47%
Variable Trust - Nova Fund (RNF)
2014	0.45% to 2.55%	666,929	14.98 to 14.48	12,705,422	0.08%	18.05% to 15.56%
2013	0.45% to 2.55%	1,902,052	12.69 to 12.53	28,504,432	0.09%	48.32% to 45.19%
2012	0.45% to 2.55%	841,905	8.55 to 8.63	9,379,489	0.00%	21.69% to 19.12%
2011	0.45% to 2.55%	1,040,432	7.03 to 7.24	9,596,287	0.05%	-1.61% to -3.68%
2010	0.45% to 2.55%	1,293,811	7.14 to 7.52	12,255,667	0.23%	19.43% to 16.91%
Variable Trust - Precious Metals Fund (RPMF)
2014	0.45% to 2.50%	879,941	4.63 to 4.34	8,151,128	0.13%	-17.72% to -19.42%
2013	0.45% to 2.50%	851,731	5.62 to 5.38	9,524,330	0.93%	-46.34% to -47.45%
2012	0.45% to 2.50%	885,640	10.48 to 10.24	19,661,667	0.00%	-4.53% to -6.50%
2011	0.45% to 2.50%	1,056,256	10.97 to 10.96	24,363,086	0.06%	-24.50% to -26.05%
2010	0.45% to 2.50%	1,736,396	14.53 to 14.82	54,691,917	0.00%	37.46% to 34.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Real Estate Fund (RREF)
2014	0.45% to 2.50%	492,656	$ 12.68 to $ 10.84	$10,849,321	1.19%	20.46% to 17.98%
2013	0.45% to 2.50%	391,260	10.52 to 9.19	7,335,555	2.09%	3.48% to 1.35%
2012	0.45% to 2.50%	680,026	10.17 to 9.06	12,388,116	1.15%	17.81% to 15.38%
2011	0.45% to 2.50%	526,180	8.63 to 7.86	8,271,602	2.30%	1.81% to -0.29%
2010	0.45% to 2.50%	891,868	8.48 to 7.88	14,023,773	1.52%	24.30% to 21.75%
Variable Trust - Retailing Fund (RRF)
2014	0.45% to 2.50%	187,893	18.94 to 16.36	4,394,236	0.00%	8.17% to 5.94%
2013	0.45% to 2.50%	192,774	17.51 to 15.44	4,609,507	0.02%	35.19% to 32.40%
2012	1.15% to 2.50%	162,131	18.29 to 11.66	2,891,298	0.00%	15.43% to 13.85%
2011	0.45% to 2.50%	449,160	11.14 to 10.24	6,881,946	0.00%	4.83% to 2.67%
2010	1.00% to 2.50%	429,272	10.43 to 9.98	6,365,320	0.00%	23.89% to 22.01%
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2014	0.45% to 2.50%	237,482	14.69 to 12.72	5,562,054	0.00%	3.82% to 1.68%
2013	0.45% to 2.50%	252,741	14.15 to 12.51	5,980,277	0.00%	57.85% to 54.60%
2012	0.45% to 2.50%	279,441	8.96 to 8.09	4,500,142	0.00%	21.55% to 19.04%
2011	0.45% to 2.50%	336,537	7.37 to 6.80	4,364,860	0.00%	-12.58% to -14.38%
2010	0.45% to 2.50%	533,873	8.44 to 7.94	8,237,200	0.00%	37.23% to 34.41%
Variable Trust - S&P 500 2x Strategy Fund (RTF)
2014	0.45% to 2.50%	891,598	14.44 to 14.42	16,675,744	0.00%	24.09% to 21.54%
2013	0.45% to 2.50%	1,014,924	11.64 to 11.86	15,631,139	0.00%	67.95% to 64.50%
2012	0.45% to 2.50%	582,339	6.93 to 7.21	5,226,163	0.00%	28.80% to 26.15%
2011	0.45% to 2.50%	1,396,743	5.38 to 5.72	10,087,308	0.00%	-4.38% to -6.35%
2010	1.15% to 2.50%	1,486,798	7.77 to 6.10	11,351,949	0.00%	24.03% to 22.34%
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2014	0.45% to 2.50%	3,194,594	19.39 to 17.00	62,517,460	0.00%	11.91% to 9.61%
2013	0.45% to 2.50%	2,287,444	17.32 to 15.51	40,474,629	0.00%	40.68% to 37.79%
2012	0.45% to 2.50%	1,437,364	12.31 to 11.26	18,360,948	0.00%	12.80% to 10.47%
2011	0.45% to 2.50%	1,364,526	10.92 to 10.19	15,651,318	0.00%	-1.53% to -3.56%
2010	0.45% to 2.50%	1,651,539	11.09 to 10.57	19,524,177	0.00%	24.47% to 21.91%
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2014	0.45% to 2.50%	2,128,730	16.01 to 15.24	41,597,840	0.37%	10.44% to 8.17%
2013	0.45% to 2.50%	2,417,188	14.50 to 14.09	43,034,012	0.00%	44.61% to 41.63%
2012	0.45% to 2.50%	1,057,510	10.02 to 9.94	13,120,094	0.39%	21.68% to 19.17%
2011	0.45% to 2.50%	1,398,503	8.24 to 8.35	14,524,395	0.02%	-3.60% to -5.59%
2010	0.45% to 2.45%	1,501,383	8.55 to 10.32	16,526,954	0.62%	19.77% to 17.53%
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2014	0.45% to 2.50%	827,165	19.98 to 17.28	18,929,666	0.00%	-2.00% to -4.01%
2013	0.45% to 2.50%	1,496,626	20.39 to 18.00	35,384,794	0.00%	33.45% to 30.70%
2012	0.45% to 2.50%	995,696	15.28 to 13.78	18,018,082	0.00%	15.53% to 13.15%
2011	0.45% to 2.50%	670,396	13.22 to 12.17	10,603,297	0.00%	-1.10% to -3.14%
2010	0.45% to 2.50%	1,676,122	13.37 to 12.57	27,190,047	0.00%	31.98% to 29.27%
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2014	0.45% to 2.50%	573,667	14.96 to 13.91	11,065,293	0.04%	6.24% to 4.06%
2013	0.45% to 2.50%	1,127,639	14.08 to 13.36	20,702,285	0.10%	35.19% to 32.41%
2012	0.45% to 2.30%	483,777	10.42 to 12.98	6,630,169	0.00%	16.46% to 14.29%
2011	0.45% to 2.30%	1,362,882	8.95 to 11.35	16,294,604	0.00%	-7.57% to -9.28%
2010	0.45% to 2.30%	371,676	9.68 to 12.52	4,896,712	0.48%	19.59% to 17.37%
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2014	0.45% to 2.50%	756,633	16.74 to 14.69	14,965,168	0.00%	-0.45% to -2.50%
2013	0.45% to 2.50%	1,496,718	16.82 to 15.06	29,782,353	0.00%	40.67% to 37.78%
2012	0.45% to 2.45%	870,994	11.96 to 10.97	12,741,235	0.00%	10.11% to 7.89%
2011	0.45% to 2.45%	620,483	10.86 to 10.17	8,354,924	0.00%	3.05% to 0.98%
2010	0.45% to 2.45%	824,063	10.54 to 10.07	10,859,606	0.00%	24.84% to 22.33%
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2014	0.45% to 2.45%	517,699	14.73 to 12.65	9,163,876	0.00%	0.86% to -1.17%
2013	0.45% to 2.45%	812,402	14.61 to 12.80	14,186,349	0.48%	42.18% to 39.33%
2012	0.45% to 2.50%	498,760	10.27 to 9.15	6,290,002	0.00%	19.84% to 17.36%
2011	0.45% to 2.45%	541,995	8.57 to 7.82	5,824,859	0.00%	-9.85% to -11.66%
2010	0.45% to 2.45%	474,756	9.51 to 11.28	5,747,110	0.00%	24.54% to 22.19%
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2014	0.45% to 2.40%	560,826	8.05 to 5.96	3,757,287	0.00%	22.38% to 19.98%
2013	0.45% to 2.30%	150,484	6.58 to 5.01	808,868	0.00%	-3.41% to -5.20%
2012	1.00% to 2.30%	567,154	6.61 to 5.28	3,204,951	0.00%	-7.22% to -8.44%
2011	0.45% to 2.45%	465,951	7.30 to 5.65	2,839,577	0.00%	-4.69% to -6.60%
2010	1.00% to 2.45%	430,980	7.52 to 6.05	2,774,400	0.00%	-5.46% to -6.85%
Variable Trust - Technology Fund (RTEC)
2014	0.45% to 2.50%	527,975	14.01 to 12.90	9,837,345	0.00%	9.76% to 7.50%
2013	0.45% to 2.50%	362,371	12.77 to 12.00	6,237,296	0.00%	34.78% to 32.01%
2012	0.45% to 2.50%	354,947	9.47 to 9.09	4,670,093	0.00%	11.48% to 9.18%
2011	0.45% to 2.50%	376,999	8.50 to 8.33	4,491,807	0.00%	-9.61% to -11.47%
2010	1.15% to 2.50%	790,795	13.70 to 9.41	10,514,690	0.00%	10.75% to 9.24%
Variable Trust - Telecommunications Fund (RTEL)
2014	0.65% to 2.15%	126,898	7.92 to 12.39	1,138,272	1.99%	1.95% to 0.41%
2013	0.90% to 1.90%	117,499	8.86 to 8.29	1,042,534	2.05%	15.92% to 15.23%
2012	0.45% to 2.10%	119,021	6.73 to 10.79	923,565	1.56%	4.39% to 2.65%
2011	1.15% to 2.10%	281,388	7.56 to 10.51	2,092,890	0.84%	-15.38% to -16.20%
2010	1.15% to 2.10%	509,641	8.94 to 12.54	4,480,482	2.10%	13.19% to 12.11%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Transportation Fund (RTRF)
2014	0.45% to 2.50%	355,267	$ 17.59 to $ 15.58	$10,200,613	0.00%	22.25% to 19.73%
2013	0.45% to 2.50%	410,896	14.39 to 13.02	9,712,977	0.00%	49.96% to 46.88%
2012	0.45% to 2.50%	266,492	9.59 to 8.86	4,292,283	0.00%	17.05% to 14.64%
2011	0.45% to 2.50%	254,532	8.20 to 7.73	3,559,732	0.00%	-11.52% to -13.34%
2010	1.00% to 2.50%	443,935	9.09 to 8.92	7,080,384	0.00%	22.89% to 21.03%
Variable Trust - Utilities Fund (RUTL)
2014	0.45% to 2.50%	551,770	14.64 to 14.89	8,856,609	1.72%	22.34% to 19.82%
2013	0.45% to 2.50%	315,279	11.97 to 12.43	4,236,429	3.11%	13.12% to 10.79%
2012	0.45% to 2.50%	479,076	10.58 to 11.22	5,772,558	2.30%	0.66% to -1.42%
2011	0.45% to 2.50%	801,459	10.51 to 11.38	9,654,483	1.83%	15.77% to 13.39%
2010	0.45% to 2.50%	677,177	9.08 to 10.03	7,120,416	3.27%	6.40% to 4.21%
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2014	0.45% to 2.10%	69,426	6.97 to 7.18	524,984	0.00%	-22.27% to -23.56%
2013	0.45% to 2.10%	63,300	8.97 to 9.40	623,311	0.00%	-3.25% to -4.86%
2012	0.45% to 2.50%	77,859	9.27 to 9.80	803,071	0.00%	0.33% to -1.74%
2011	0.45% to 2.10%	79,878	9.24 to 10.01	822,499	0.00%	-4.12% to -5.70%
2010	1.15% to 2.35%	155,516	11.17 to 10.48	1,707,547	0.00%	-6.69% to -7.83%
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2014	0.45% to 2.45%	656,347	10.42 to 10.07	6,709,817	0.00%	1.92% to -0.13%
2013	0.45% to 2.20%	443,521	10.22 to 10.10	4,502,917	0.00%	2.21% to 1.01%	****
Variable Funds Trust - Series M (Macro Opportunities Series) (GSBLMO)
2014	0.45% to 2.35%	95,487	10.56 to 10.34	996,814	0.00%	4.87% to 2.87%
2013	1.35% to 2.10%	2,358	10.06 to 10.05	23,718	0.00%	0.61% to 0.51%	****
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	0.45% to 2.50%	598,836	7.06 to 6.54	4,061,072	0.06%	-19.47% to -21.13%
2013	0.45% to 2.50%	461,180	8.76 to 8.29	3,930,479	0.54%	10.04% to 7.77%
2012	0.45% to 2.50%	276,250	7.96 to 7.69	2,159,544	0.73%	2.92% to 0.79%
2011	0.45% to 2.50%	86,604	7.74 to 7.63	671,686	0.00%	-22.62% to -23.68%	****
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
2014	1.15% to 2.15%	188,357	9.78 to 9.43	1,819,617	0.00%	-2.20% to -3.19%
2013	1.15% to 2.20%	168,013	10.00 to 9.72	1,665,592	0.00%	3.84% to 2.74%
2012	1.15% to 2.15%	287,520	9.63 to 9.47	2,760,934	0.00%	0.16% to -0.85%
2011	1.15% to 1.80%	208,859	9.62 to 9.81	2,008,439	0.00%	-3.82% to -4.23%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	0.45% to 2.50%	2,023,234	13.52 to 12.27	26,136,125	0.50%	-5.69% to -7.63%
2013	0.45% to 2.50%	2,219,333	14.33 to 13.28	30,788,998	1.16%	24.57% to 22.01%
2012	0.45% to 2.45%	2,119,340	11.51 to 10.90	23,773,000	1.06%	18.64% to 16.25%
2011	0.45% to 2.50%	2,026,378	9.70 to 9.37	19,482,900	1.07%	-7.62% to -9.52%
2010	0.45% to 2.35%	1,623,923	10.50 to 10.37	17,158,592	0.12%	5.00% to 3.67%	****
Variable Trust: Alternative Strategies Allocation Fund (obsolete) (RVASA)
2011	1.15% to 2.35%	360,426	9.27 to 8.93	3,310,377	2.08%	-4.19% to -5.35%
2010	0.45% to 2.10%	380,558	9.81 to 9.48	3,658,591	0.32%	-1.06% to -2.70%
Variable Fund - All-Asset Aggressive Strategy (obsolete) (RVAAS)
2012	0.45% to 2.30%	51,471	11.18	557,054	1.09%	12.13% to 10.04%
2011	0.45% to 2.50%	58,543	9.97	572,088	0.34%	-4.72%
2010	1.15% to 2.50%	445,037	10.42	4,622,028	1.52%	4.17%	****
Variable Fund - All-Asset Conservative Strategy (obsolete) (RVACS)
2012	0.45% to 2.25%	274,533	10.80 to 10.29	2,899,591	1.83%	7.22% to 5.28%
2011	0.45% to 2.25%	192,189	10.07 to 9.77	1,906,307	0.29%	-1.75% to -3.52%
2010	1.15% to 2.25%	292,601	10.20 to 10.13	2,979,398	2.95%	2.02% to 1.26%	****
Variable Fund - All-Asset Moderate Strategy (obsolete) (RVAMS)
2012	0.45% to 2.30%	381,412	10.81 to 10.28	4,020,875	1.52%	9.53% to 7.49%
2011	0.45% to 2.30%	431,152	9.87 to 9.57	4,190,316	0.35%	-3.24% to -5.04%
2010	1.15% to 2.30%	460,683	10.15 to 10.07	4,669,700	2.52%	1.52% to 0.74%	****
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.45% to 2.15%	308,078	13.39 to 14.62	4,810,959	5.64%	6.46% to 4.64%
2012	0.45% to 2.45%	435,367	12.58 to 13.40	6,431,471	1.48%	14.19% to 11.89%
2011	0.45% to 2.45%	5,343,722	11.01 to 11.97	69,405,465	5.96%	3.34% to 1.27%
2010	0.45% to 2.45%	5,060,142	10.66 to 11.82	64,726,021	7.86%	6.58% to 10.39%	****
Variable Fund - DWA Flexible Allocation (obsolete) (RVDFA)
2012	0.45% to 2.50%	1,212,032	8.86 to 8.38	10,441,756	0.00%	1.65% to -0.45%
2011	0.45% to 2.50%	1,858,221	8.72 to 8.42	15,904,667	0.39%	-11.54% to -13.36%
2010	1.00% to 2.50%	2,129,161	9.82 to 9.72	20,832,375	0.00%	-1.82% to -2.81%	****
Variable Fund - DWA Sector Rotation (obsolete) (RVDSR)
2012	0.45% to 2.50%	1,578,196	9.19 to 8.69	14,127,817	0.00%	3.37% to 1.23%
2011	0.45% to 2.50%	2,618,123	8.89 to 8.59	22,892,659	0.14%	-7.73% to -9.63%
2010	0.45% to 2.50%	3,695,517	9.63 to 9.50	35,366,276	0.00%	-3.68% to -5.00%	****
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.45% to 2.50%	312,339	10.25 to 9.50	3,129,777	0.96%	0.30% to -1.77%
2012	0.45% to 2.20%	190,632	10.22 to 9.75	1,930,557	0.63%	16.71% to 14.65%
2011	0.45% to 2.20%	134,567	8.76 to 8.50	1,245,009	0.61%	-22.74% to -24.10%
2010	0.45% to 2.50%	203,740	11.34 to 11.18	2,493,091	0.14%	13.37% to 11.82%	****
Global Currents Variable International All Cap Opportunity Portfolio (obsolete) (SBIEP)
2011	1.30%	8,400	10.30	86,509	8.94%	-12.74%
2010	1.30%	8,402	11.80	99,160	1.81%	2.37%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class III (obsolete) (TRF3)
2013	0.45% to 2 .30%	113,926	$ 15.59 to $ 16.83	$1,841,734	1.53%	30.53% to 28.11%
2012	0.45% to 2.30%	83,029	11.94 to 13.14	1,043,764	1.90%	13.81% to 11.69%
2011	1.15% to 2.30%	35,854	11.40 to 11.76	404,651	1.46%	-0.37% to -1.53%
2010	1.15% to 1.80%	25,101	11.44 to 10.80	279,379	1.09%	12.17% to 11.52%
NVIT Government Bond Fund - Class III (obsolete) (GBF3)
2013	0.45% to 2.15%	669,943	10.68 to 11.38	9,075,697	1.44%	-4.53% to -6.16%
2012	0.45% to 2.45%	1,281,066	11.19 to 11.96	18,225,025	1.99%	2.58% to 0.51%
2011	0.45% to 2.45%	1,741,410	10.90 to 11.90	24,573,093	2.99%	6.78% to 4.64%
2010	0.45% to 2.45%	2,020,667	10.21 to 12.26	27,039,696	2.99%	2.12% to 2.25%	****
NVIT Investor Destinations Aggressive Fund - Class VI (obsolete) (GVIDA6)
2013	0.45% to 1.95%	379,377	14.92 to 16.25	6,452,390	1.97%	26.61% to 24.70%
2012	0.45% to 1.80%	323,301	11.78 to 13.21	4,419,224	1.58%	15.40% to 13.83%
2011	1.15% to 1.80%	370,983	12.20 to 11.60	4,441,637	1.86%	-5.04% to -5.66%
2010	1.15% to 2.05%	396,111	12.85 to 12.09	4,985,129	1.88%	13.25% to 12.31%
NVIT Investor Destinations Balanced Fund - Class VI (obsolete) (NVDBL6)
2013	0.45% to 2.00%	106,233	12.93 to 12.21	1,328,607	1.95%	12.92% to 11.17%
2012	0.45% to 2.00%	88,965	11.45 to 10.98	994,694	2.07%	8.99% to 7.28%
2011	0.45% to 2.50%	42,375	10.50 to 10.15	437,306	2.09%	0.42% to -1.64%
2010	1.15% to 1.95%	55,752	10.41 to 10.36	579,146	0.68%	4.12% to 3.56%	****
NVIT Investor Destinations Capital Appreciation Fund - Class VI (obsolete) (NVDCA6)
2013	1.00% to 2.50%	96,385	13.56 to 12.82	1,276,664	2.10%	18.20% to 16.41%
2012	1.15% to 2.50%	51,664	11.42 to 11.01	585,042	1.44%	11.01% to 9.49%
2011	1.15% to 2.00%	50,520	10.29 to 10.14	518,356	1.32%	-2.12% to -2.96%
2010	1.15% to 2.00%	21,384	10.51 to 10.45	224,655	0.73%	5.14% to 4.54%	****
NVIT Investor Destinations Conservative Fund - Class VI (obsolete) (GVIDC6)
2013	0.45% to 2.30%	768,696	11.50 to 11.87	9,911,437	1.32%	4.23% to 2.30%
2012	0.45% to 2.30%	1,240,205	11.04 to 11.60	15,505,928	1.72%	4.68% to 2.73%
2011	0.45% to 2.50%	1,390,326	10.54 to 10.68	16,787,146	2.47%	2.48% to 0.37%
2010	0.45% to 2.30%	1,453,199	10.29 to 11.23	17,110,895	2.34%	2.87% to 3.50%	****
NVIT Investor Destinations Moderate Fund - Class VI (obsolete) (GVIDM6)
2013	0.45% to 2.50%	1,230,727	13.38 to 12.32	18,913,039	1.46%	16.03% to 13.64%
2012	0.45% to 2.50%	1,698,729	11.53 to 10.84	22,732,682	1.53%	10.34% to 8.07%
2011	0.45% to 2.50%	1,903,557	10.45 to 10.03	23,305,379	2.10%	-0.49% to -2.53%
2010	1.15% to 2.50%	1,859,898	12.69 to 10.29	23,158,697	2.00%	9.58% to 8.09%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (obsolete) (GVDMA6)
2013	0.45% to 1.95%	427,296	14.25 to 15.67	7,074,831	1.72%	21.82% to 19.98%
2012	0.45% to 1.80%	441,954	11.70 to 13.25	6,069,951	1.53%	13.23% to 11.71%
2011	1.15% to 1.80%	617,750	12.46 to 11.86	7,548,836	2.00%	-3.27% to -3.86%
2010	1.15% to 2.05%	762,011	12.88 to 12.13	9,649,660	1.92%	11.62% to 10.69%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (obsolete) (GVDMC6)
2013	0.45% to 2.50%	671,052	12.52 to 11.92	9,594,807	1.25%	10.10% to 7.83%
2012	0.45% to 2.50%	1,136,193	11.37 to 11.05	14,897,003	1.67%	7.48% to 5.26%
2011	0.45% to 2.25%	1,162,051	10.58 to 11.60	14,381,049	2.32%	1.71% to -0.13%
2010	0.45% to 2.05%	1,252,758	10.40 to 11.79	15,322,320	2.16%	4.00% to 6.30%	****
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.45% to 2.45%	210,197	12.48 to 11.59	2,564,300	2.33%	20.55% to 18.13%
2012	0.45% to 2.00%	96,323	10.35 to 13.16	1,004,054	0.17%	16.42% to 14.56%
2011	0.45% to 2.00%	75,748	8.89 to 11.49	694,870	1.67%	-16.77% to -18.06%
2010	0.45% to 1.90%	78,665	10.68 to 10.58	838,675	3.53%	6.85% to 5.82%	****
NVIT Multi-Manager Small Cap Growth Fund - Class III (obsolete) (SCGF3)
2013	0.45% to 2.50%	108,907	18.01 to 12.27	1,728,650	0.00%	43.72% to 40.77%
2012	0.45% to 2.10%	47,661	12.53 to 13.44	527,377	0.00%	12.87% to 10.99%
2011	0.45% to 2.10%	51,142	11.11 to 12.11	515,631	0.00%	-1.10% to -2.73%
2010	0.45% to 1.90%	51,624	11.23 to 9.79	530,351	0.00%	12.28% to 23.03%	****
NVIT Multi-Manager Small Cap Value Fund - Class III (obsolete) (SCVF3)
2013	0.45% to 2.45%	132,331	17.07 to 14.54	2,714,433	1.05%	39.74% to 36.94%
2012	0.45% to 2.00%	65,799	12.22 to 14.90	968,868	0.99%	20.04% to 18.27%
2011	0.45% to 1.90%	49,161	10.18 to 12.72	658,532	0.39%	-5.59% to -6.96%
2010	0.45% to 1.85%	73,763	10.78 to 13.74	1,052,882	0.55%	7.82% to 24.23%	****
NVIT Multi-Manager Small Company Fund - Class III (obsolete) (SCF3)
2013	0.45% to 2.10%	142,009	16.81 to 25.48	3,283,214	0.15%	40.32% to 37.99%
2012	0.45% to 2.20%	156,996	11.98 to 18.28	2,626,810	0.17%	14.96% to 12.93%
2011	0.45% to 2.20%	171,964	10.42 to 16.19	2,524,182	0.54%	-5.97% to -7.62%
2010	1.15% to 2.20%	182,582	16.13 to 17.52	2,892,144	0.33%	23.91% to 22.59%
Variable Trust - International Long Short Select Fund (obsolete) (RVIRO)
2010	0.45% to 2.55%	430,229	8.20 to 7.75	3,435,470	0.62%	-1.44% to -3.52%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
ClearBridge Variable All Cap Value Portfolio Class I (obsolete) (SBTRP)
2011	1.30%	1,435	$23.02	$33,027	1.36%	-7.41%
2010	1.30%	1,436	24.86	35,696	1.78%	15.09%

2014	Reserves for annuity contracts in payout phase:			89,289
2014	Contract owners equity:			$1,524,687,920
2013	Reserves for annuity contracts in payout phase:			113,380
2013	Contract owners equity:			$1,358,664,885
2012	Reserves for annuity contracts in payout phase:			110,587
2012	Contract owners equity:			$1,146,493,847
2011	Reserves for annuity contracts in payout phase:			143,761
2011	Contract owners equity:			$1,059,222,360
2010	Reserves for annuity contracts in payout phase:			230,615
2010	Contract owners equity:			$1,112,505,376

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2014. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 25, 2015

KPMG LLP is a Delaware limited liability partnership, the U.S.

member firm of KPMG International Cooperative (“KPMG

International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2014	2013	2012
Revenues
Policy charges	$2,065	$1,849	$1,670
Premiums	831	724	635
Net investment income	1,900	1,849	1,825
Net realized investment (losses) gains, including other-than-temporary impairment losses	(1,078)	678	319
Other revenues	11	17	7

Total revenues	$3,729	$5,117	$4,456

Benefits and expenses
Interest credited to policyholder account values	$1,096	$1,067	$1,038
Benefits and claims	1,502	1,354	1,227
Amortization of deferred policy acquisition costs	207	374	575
Other expenses, net of deferrals	1,055	981	917

Total benefits and expenses	$3,860	$3,776	$3,757

(Loss) income before federal income taxes and noncontrolling interests	$(131)	$1,341	$699
Federal income tax (benefit) expense	(147)	313	99

Net income	$16	$1,028	$600
Less: Loss attributable to noncontrolling interest, net of tax	(94)	(82)	(61)

Net income attributable to Nationwide Life Insurance Company	$110	$1,110	$661

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2014	2013	2012
Net income	$16	$1,028	$600

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$435	$(663)	$571
Other	27	(7)	(5)

Total other comprehensive income (loss), net of tax	$462	$(670)	$566

Total comprehensive income	$478	$358	$1,166
Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(94)	(82)	(61)

Total comprehensive income attributable to Nationwide Life Insurance Company	$572	$440	$1,227

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2014	2013
Assets
Investments:
Fixed maturity securities, available-for-sale	$35,418	$32,249
Mortgage loans, net of allowance	7,270	6,341
Policy loans	992	987
Short-term investments	935	411
Other investments	822	767

Total investments	$45,437	$40,755
Cash and cash equivalents	77	61
Accrued investment income	670	603
Deferred policy acquisition costs	4,063	3,778
Goodwill	200	200
Other assets	5,001	3,979
Separate account assets	88,076	84,069

Total assets	$143,524	$133,445

Liabilities and equity
Liabilities
Future policy benefits and claims	$40,730	$36,765
Short-term debt	660	278
Long-term debt	709	707
Other liabilities	5,313	4,122
Separate account liabilities	88,076	84,069

Total liabilities	$135,488	$125,941

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	4,630	4,520
Accumulated other comprehensive income	1,044	582

Total shareholder’s equity	$7,396	$6,824
Noncontrolling interests	640	680

Total equity	$8,036	$7,504

Total liabilities and equity	$143,524	$133,445

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	$—	$—	$661	$566	$1,227	$(61)	$1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

Comprehensive income (loss):
Net income (loss)	—	—	1,110	—	1,110	(82)	1,028
Other comprehensive loss	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	$—	$—	$1,110	$(670)	$440	$(82)	$358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

Comprehensive income (loss):
Net income (loss)	—	—	110	—	110	(94)	16
Other comprehensive income	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2014	2013	2012
Cash flows from operating activities
Net income	$16	$1,028	$600
Adjustments to net income:
Net realized investment losses (gains), including other-than-temporary impairment losses	1,078	(678)	(319)
Interest credited to policyholder account values	1,096	1,067	1,038
Capitalization of deferred policy acquisition costs	(685)	(604)	(470)
Amortization of deferred policy acquisition costs	207	374	575
Amortization and depreciation	128	77	80
Deferred tax (benefit) expense	(152)	346	243
Changes in:
Policy liabilities	(421)	(475)	(548)
Derivatives, net	(181)	(483)	(490)
Other, net	(59)	88	(84)

Net cash provided by operating activities	$1,027	$740	$625

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$2,798	$3,689	$2,909
Proceeds from sales of available-for-sale securities	647	1,091	796
Purchases of available-for-sale securities	(5,640)	(6,842)	(5,167)
Proceeds from repayments and sales of mortgage loans	920	1,091	1,048
Issuances and purchases of mortgage loans	(1,837)	(1,593)	(1,114)
Net (increase) decrease in short-term investments	(524)	654	98
Collateral received (paid), net	399	(637)	(208)
Other, net	(94)	42	(12)

Net cash used in investing activities	$(3,331)	$(2,505)	$(1,650)

Cash flows from financing activities
Net change in short-term debt	$382	$(22)	$(477)
Proceeds from issuance of long-term debt	—	2	13
Cash dividend paid to Nationwide Financial Services, Inc.	—	—	(40)
Repayments of long-term debt	—	(299)	—
Investment and universal life insurance product deposits	6,037	6,139	5,566
Investment and universal life insurance product withdrawals	(4,095)	(4,034)	(4,063)
Other, net	(4)	(22)	39

Net cash provided by financing activities	$2,320	$1,764	$1,038

Net increase (decrease) in cash and cash equivalents	$16	$(1)	$13
Cash and cash equivalents at beginning of year	61	62	49

Cash and cash equivalents at end of year	$77	$61	$62

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2014 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

As of December 31, 2014 and 2013, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which the Company is overly vulnerable to a single event which could cause a severe impact on the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions, and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with both individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

The Company offers certain universal life insurance and variable universal life insurance with no-lapse guarantees and variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) living benefit guarantees represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company’s equity indexed products (life and annuity) have the policyholders’ interest credits based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated from, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.8% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims at amortized cost. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2014 and 2013 was $1.8 billion and $913 million, respectively. In connection with an FHLB requirement for funding agreements, the Company held $35 million and $18 million of FHLB stock as of December 31, 2014 and 2013, respectively.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The Company regularly evaluates and adjusts the DAC balance when actual gross profits in a given reporting period vary from management’s initial estimates. Additionally, the assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. The Company refers to this process as “unlocking.” Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions and the emergence of actual gross profits can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. Additionally, the amortization of DAC can be affected by the change in the valuation of the Company’s variable annuity guarantees. See Future Policy Benefits and Claims for further discussion of the valuation of the Company’s variable annuity guarantees. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other expenses, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2014 and 2013, 99% of fixed maturity securities were priced using external source data. Independent pricing services are most often utilized (87% and 86% as of December 31, 2014 and 2013, respectively) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies, as well as obligations of states, political subdivisions and foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts, as the loans are usually collateral dependent.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses, which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Surveillance procedures identify loans with deteriorating credit fundamentals and these loans are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in private equity, hedge funds and partnerships, as well as COLI, trading securities, equity securities and capital stock with the FHLB.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or other investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2014 and 2013, the fair value of loaned securities was $254 million and $116 million, respectively.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The majority of the VIEs consolidated by the Company are due to guarantees provided to limited partners related to the amount of tax credits that will be generated by Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are held at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument, as well as the hedged item to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market and income approaches.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option

The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return with its subsidiaries and is eligible to join the NMIC consolidated tax return group in 2015.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. An impairment would be recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2014 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2014 and 2013 and 5% in 2012 and 37% of the number of life insurance policies in force in 2014 (38% in 2013 and 40% in 2012). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 25, 2015, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2014, the Company adopted ASU 2013-04, which amends existing guidance in ASC 405, Liabilities. The ASU provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status and operations of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-11, which amends existing guidance in ASC 740, Income Taxes. The amended guidance provides clarification on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In January 2014, the FASB issued ASU 2014-01, which amends existing guidance in ASC 323, Equity Method and Joint Ventures. The amended guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In January 2014, the FASB issued ASU 2014-04, which amends existing guidance in ASC 310, Receivables and ASC 360, Property, Plant and Equipment. The amended guidance provides clarification on the accounting for situations in which a creditor obtains collateral assets in satisfaction of all or part of a receivable. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In May 2014, the FASB issued ASU 2014-09, which amends existing guidance in ASC 606, Revenue from Contracts with Customers and ASC 340, Other Assets and Deferred Costs – Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. The Company will adopt the ASU for interim and annual periods beginning January 1, 2017. The Company is currently in the process of determining the impact of adoption.

In June 2014, the FASB issued ASU 2014-11, which amends existing guidance in ASC 860, Transfers and Servicing. The amended guidance amends certain criteria when evaluating effective control in certain repurchase agreement transactions and eliminates specific guidance on repurchase financing and requires that these transactions be treated in the same manner as repurchase transactions. Additionally, the amended guidance requires additional disclosures for repurchase agreements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In August 2014, the FASB issued ASU 2014-14, which amends ASC 310, Receivables. The amended guidance requires creditors to classify certain foreclosed government guaranteed mortgage loans as a receivable from the guarantor that is measured at the amount expected to be recovered under the guarantee, without treating the guarantee as a separate unit of account. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

In November 2014, the FASB issued ASU 2014-17, which amends ASC 805, Business Combinations. The amended guidance gives an acquired entity the option to apply pushdown accounting in its stand-alone financial statements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company issues variable annuity contracts through its separate accounts. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GLWB; (3) GMAB; (4) a hybrid guarantee with GMAB and GLWB; and (5) GMIB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2014				December 31, 2013
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$872	$23,079	$21	65	$916	$19,927	$13	64
Minimum return or anniversary contract value	1,918	33,662	292	69	2,031	33,520	237	69

Total contracts with GMDB	$2,790	$56,741	$313	68	$2,947	$53,447	$250	67

GLWB Minimum return or anniversary contract value	$135	$31,031	$195	66	$178	$28,071	$74	64
GMAB Return of net deposits[3]	$43	$1,552	$—	67	$92	$2,383	$—	64
GMIB Minimum return or anniversary contract value	$45	$451	$1	66	$49	$510	$—	64

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders.
3	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
GMDB	$76	$55
GLWB[1]	$174	$(1,075)
GMAB[1,2]	$3	$(19)
GMIB	$1	$2

1	The changes in reserve balances for withdrawal benefits and accumulation benefits were primarily driven by declines in key interest rates, partially offset by rising equity markets during 2014. Refer to Note 7 for discussion of the related derivative programs.
2	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

Paid claims for GMDBs were $11 million and $22 million for the years ended December 31, 2014 and 2013, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Mutual funds:
Bond	$5,280	$5,685
Domestic equity	47,316	43,505
International equity	2,969	3,179

Total mutual funds	$55,565	$52,369
Money market funds	1,176	1,078

Total[1]	$56,741	$53,447

1	Excludes $31.3 billion and $30.6 billion as of December 31, 2014 and 2013, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2014 and 2013.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $401 million and $325 million as of December 31, 2014 and 2013, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2014	$1,954	$2,191	$41,484	51
December 31, 2013[3]	$1,522	$2,235	$36,956	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value.
2	Represents the weighted average attained age of contractholders.
3	Amounts above are based on all policies with no-lapse guarantees. Previously, only those policies with a no-lapse guarantee carrying a reserve were included in the disclosure.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$3,778	$3,249	$3,487
Capitalization of DAC	685	604	470
Amortization of DAC, excluding unlocks	(397)	(373)	(525)
Amortization of DAC related to unlocks	190	(1)	(50)
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(193)	299	(133)

Balance at end of year	$4,063	$3,778	$3,249

During 2014, the Company recognized a decrease in DAC amortization of $190 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

During 2012, the Company incurred additional DAC amortization of $50 million as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2014
Fixed maturity securities:
U.S. government and agencies	$448	$79	$—	$527
Obligations of states, political subdivisions and foreign governments	1,966	320	1	2,285
Corporate public securities	19,851	1,519	120	21,250
Corporate private securities	4,398	286	34	4,650
Residential mortgage-backed securities	3,694	190	45	3,839
Commercial mortgage-backed securities	1,431	74	3	1,502
Other asset-backed securities	1,410	27	72	1,365

Total fixed maturity securities	$33,198	$2,495	$275	$35,418
Equity securities	6	15	—	21

Total available-for-sale securities	$33,204	$2,510	$275	$35,439

December 31, 2013
Fixed maturity securities:
U.S. government and agencies	$484	$79	$2	$561
Obligations of states, political subdivisions and foreign governments	1,892	111	40	1,963
Corporate public securities	18,004	1,076	295	18,785
Corporate private securities	4,374	258	38	4,594
Residential mortgage-backed securities	3,919	163	79	4,003
Commercial mortgage-backed securities	1,439	86	21	1,504
Other asset-backed securities	890	26	77	839

Total fixed maturity securities	$31,002	$1,799	$552	$32,249
Equity securities	6	18	—	24

Total available-for-sale securities	$31,008	$1,817	$552	$32,273

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell, debt securities in an unrealized loss position.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2014. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,018	$1,037
Due after one year through five years	9,196	9,898
Due after five years through ten years	8,267	8,617
Due after ten years	8,182	9,160

Subtotal	$26,663	$28,712
Residential mortgage-backed securities	3,694	3,839
Commercial mortgage-backed securities	1,431	1,502
Other asset-backed securities	1,410	1,365

Total fixed maturity securities	$33,198	$35,418

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,235	$1,265

Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,235	$1,265
Adjustment to DAC and other expense	(372)	(176)
Adjustment to future policy benefits and claims	(159)	(89)
Adjustment to policyholder dividend obligation	(120)	(85)
Deferred federal income tax expense	(548)	(314)

Net unrealized gains on available-for-sale securities	$1,036	$601

1	Includes net unrealized losses of $9 million and $40 million as of December 31, 2014 and 2013, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2014	2013
Balance at beginning of year	$601	$1,264
Unrealized gains and losses arising during the year:
Net unrealized gains (losses) on available-for-sale securities before adjustments	939	(1,657)
Non-credit impairments and subsequent changes in fair value of impaired debt securities	31	8
Net adjustment to DAC and other expense	(196)	306
Net adjustment to future policy benefits and claims	(70)	206
Net adjustment to policyholder dividend obligations	(35)	92
Related federal income tax (expense) benefit	(234)	366

Unrealized gains (losses) on available-for-sale securities	$435	$(679)
Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($0 and $8 as of December 31, 2014 and 2013, respectively)	—	(16)

Net unrealized gains (losses) on available-for-sale securities	$435	$(663)

Balance at end of year	$1,036	$601

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2014
Fixed maturity securities:
Corporate public securities	$1,642	$63	$1,578	$57	$120
Residential mortgage-backed securities	268	2	487	43	45
Other asset-backed securities	662	5	493	67	72
Other	589	27	457	11	38

Total[2]	$3,161	$97	$3,015	$178	$275

December 31, 2013
Fixed maturity securities:
Corporate public securities	$4,889	$256	$442	$39	$295
Residential mortgage-backed securities	725	16	604	63	79
Other asset-backed securities	507	6	144	71	77
Other	1,838	85	222	16	101

Total[2]	$7,959	$363	$1,412	$189	$552

1	As of December 31, 2014 and 2013, there were $66 million and $82 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 541 and 816 available-for-sale securities in an unrealized loss position as of December 31, 2014 and 2013, respectively.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain other asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Amortized cost:
Loans with non-specific reserves	$7,279	$6,350
Loans with specific reserves	17	26

Total amortized cost	$7,296	$6,376
Valuation allowance:
Non-specific reserves	$21	$29
Specific reserves	5	6

Total valuation allowance	$26	$35

Mortgage loans, net of allowance	$7,270	$6,341

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$35	$44	$60
Current period provision[1]	(8)	(4)	2
Recoveries[2]	(1)	(5)	(15)
Charge offs and other	—	—	(3)

Balance at end of year	$26	$35	$44

1	Includes specific reserve provisions and all changes in non-specific reserves.
2	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

As of December 31, 2014 and 2013, the carrying values of commercial mortgage loans specifically reserved were $12 million and $20 million, respectively, which is net of $5 million and $6 million, respectively, in specific reserves.

Interest income recognized on impaired commercial mortgage loans was $1 million and $3 million for the years ended December 31, 2014 and 2013, respectively. The average recorded investment was $16 million and $30 million for the years ended December 31, 2014 and 2013, respectively.

As of December 31, 2014 and 2013, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00- 1.10	Less than 1.00	Total
December 31, 2014
Apartment	$2,156	$111	$17	$2,284	$2,252	$26	$6	$2,284
Industrial	1,131	34	35	1,200	1,048	89	63	1,200
Office	1,004	16	20	1,040	990	4	46	1,040
Retail	2,506	64	11	2,581	2,421	128	32	2,581
Other	191	—	—	191	191	—	—	191

Total[1]	$6,988	$225	$83	$7,296	$6,902	$247	$147	$7,296

December 31, 2013
Apartment	$1,788	$52	$30	$1,870	$1,857	$6	$7	$1,870
Industrial	951	52	86	1,089	893	122	74	1,089
Office	837	30	38	905	800	43	62	905
Retail	2,236	41	21	2,298	2,214	61	23	2,298
Other	213	—	1	214	214	—	—	214

Total[2]	$6,025	$175	$176	$6,376	$5,978	$232	$166	$6,376

1	As of December 31, 2014, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.97, 1.27 and 0.90, with a total weighted average DSC ratio of 1.93. As of December 31, 2014, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 59% and 90%, with a total weighted average LTV ratio of 60%.
2	As of December 31, 2013, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.77, 1.22 and 1.00, with a total weighted average DSC ratio of 1.74. As of December 31, 2013, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 61% and 91%, with a total weighted average LTV ratio of 61%.

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2014 and 2013. Additionally, available-for-sale securities with a carrying value of $683 million and $849 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2014 and 2013, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $1.3 billion and $1.2 billion in Tax Credit Funds to unrelated third parties as of December 31, 2014 and 2013, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2029. The Company held immaterial reserves on these transactions as of December 31, 2014 and 2013. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $744 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. These consolidated VIEs are primarily made up of Tax Credit Funds with guarantees to limited partners. Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $640 million and $680 million as of December 31, 2014 and 2013, respectively, and are included within the balance sheet primarily as other investments of $580 million, other assets of $109 million and other liabilities of $75 million as of December 31, 2014, other investments of $554 million, other assets of $182 million and other liabilities of $82 million as of December 31, 2013. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

Unconsolidated VIEs

In addition to the consolidated VIEs, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $113 million and $104 million as of December 31, 2014 and 2013, respectively. In addition, the Company has made commitments for further investments in these VIEs of $17 million and $29 million as of December 31, 2014 and 2013, respectively.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Fixed maturity securities, available-for-sale	$1,575	$1,565	$1,506
Mortgage loans	362	348	366
Policy loans	51	52	53
Other	(29)	(57)	(45)

Gross investment income	$1,959	$1,908	$1,880
Investment expenses	59	59	55

Net investment income	$1,900	$1,849	$1,825

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Net realized derivative (losses) gains	$(1,087)	$705	$314
Realized gains on sales	31	32	48
Realized losses on sales	(19)	(54)	(23)
Other	2	—	12

Net realized investment (losses) gains before other-than-temporary impairments on fixed maturity securities	$(1,073)	$683	$351
Other-than-temporary impairments on fixed maturity securities[1]	(5)	(5)	(32)

Net realized investment (losses) gains, including other-than-temporary impairments	$(1,078)	$678	$319

1	Other-than-temporary impairments on fixed maturity securities are net $1 million, $6 million and $36 million of non-credit losses included in other comprehensive income for the years ended December 31, 2014, 2013 and 2012, respectively.

Proceeds from the sale of available-for-sale securities were $0.6 billion, $1.1 billion and $0.8 billion during the years ended December 31, 2014, 2013 and 2012, respectively. Gross gains of $17 million, $31 million and $47 million and gross losses of $10 million, $50 million and $20 million were realized on sales of available-for-sale securities during the years ended December 31, 2014, 2013 and 2012, respectively.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the cumulative credit losses, for the years ended:

(in millions)	December 31,
	2014	2013	2012
Cumulative credit losses at beginning of year[1]	$(272)	$(289)	$(328)
New credit losses	(2)	(3)	(18)
Incremental credit losses	(4)	(3)	(10)
Losses related to securities included in the beginning balance sold or paid down during the period	24	23	67

Cumulative credit losses at end of year[1]	$(254)	$(272)	$(289)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions, which are structured to provide an offset against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risks. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps and futures, which are primarily included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2014 and 2013, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2014
Derivatives designated and qualifying as hedging instruments	$29	$381	$9	$176
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,602	$32,829	$2,611	$32,756
Equity contracts	411	5,990	—	—
Total return swaps	—	—	41	2,808
Other derivative contracts	—	—	3	2

Total derivative instruments[1]	$3,042	$39,200	$2,664	$35,742
Accrued interest on derivative assets and liabilities	243		244

Total derivative positions	$3,285		$2,908

December 31, 2013
Derivatives designated and qualifying as hedging instruments	$1	$6	$26	$345
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,787	$26,156	$2,100	$29,715
Equity contracts	343	6,556	—	—
Total return swaps	6	1,101	52	1,183
Other derivative contracts	—	—	5	2

Total derivative instruments[1]	$2,137	$33,819	$2,183	$31,245
Accrued interest on derivative assets and liabilities	196		227

Total derivative positions	$2,333		$2,410

1	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

Of the $3.3 billion and $2.3 billion of fair value of total derivative assets at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company received $535 million and $382 million of cash collateral and held $64 million and $29 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013. Of the $2.9 billion and $2.4 billion of fair value of total derivative liabilities at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company posted $330 million and $435 million of cash collateral and pledged securities with a fair value of $174 million and $173 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Derivatives designated and qualifying as hedging instruments	$—	$(1)	$(1)
Derivatives not designated as hedging instruments:
Interest rate contracts	$142	$(209)	$(125)
Equity contracts	(79)	(776)	(665)
Total return swaps	(195)	(321)	(343)
Other derivative contracts	4	(9)	(1)
Net interest settlements	20	14	53

Total derivative losses[1]	$(108)	$(1,302)	$(1,082)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	(1,271)	1,751	1,185
Other revenue on guaranteed benefit annuity programs	292	256	211

Change in embedded derivative liabilities and related fees	$(979)	$2,007	$1,396

Net realized derivative (losses) gains	$(1,087)	$705	$314

1	Included in total derivative losses are economic hedging gains (losses) of $941 million, $(1.8) billion and $(827) million related to the guaranteed benefit annuity programs for the years ended December 31, 2014, 2013 and 2012, respectively. Also included are economic hedging (losses) gains of $(1.0) billion, $645 million and $(129) million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position.
2	For the individual variable annuity business, the annual comprehensive review of model assumptions included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2014:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$523	$1	$3	$527
Obligations of states, political subdivisions and foreign governments	66	2,219	—	2,285
Corporate public securities	—	21,158	92	21,250
Corporate private securities	—	3,659	991	4,650
Residential mortgage-backed securities	1,034	2,796	9	3,839
Commercial mortgage-backed securities	—	1,499	3	1,502
Other asset-backed securities	—	1,196	169	1,365

Total fixed maturity securities, available-for-sale, at fair value	$1,623	$32,528	$1,267	$35,418
Other investments at fair value[1]	42	899	36	977

Investments at fair value	$1,665	$33,427	$1,303	$36,395

Derivative instruments - assets	—	2,631	411	3,042
Separate account assets	84,583	1,387	2,106	88,076

Assets at fair value	$86,248	$37,445	$3,820	$127,513

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$(177)	$(177)
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$(261)	$(261)
Derivative instruments - liabilities	—	(2,661)	(3)	(2,664)

Liabilities at fair value	$—	$(2,661)	$(264)	$(2,925)

1	Other investments at fair value includes $21 million of trading securities as of December 31, 2014.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005
Net gains (losses)
In operations[1]	(5)	6	40	23	64	(1,269)
In other comprehensive income	21	1	—	—	22	—
Purchases	121	—	46	—	167	—
Sales	(241)	(16)	(18)	—	(275)	—
Transfers into Level 3	400	—	—	—	400	—
Transfers out of Level 3	(117)	—	—	—	(117)	—

Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(1.3) billion for future policy benefits and claims, $154 million for derivative assets, and $6 million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2014.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2014 are primarily due to certain corporate private securities, which changed pricing sources between broker quotes and independent pricing services. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2014.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees and equity indexed products incorporates many inputs. Significant unobservable inputs for living benefit guarantees include discounting, index volatility, mortality, lapse rates, wait period and benefit utilization, while significant unobservable inputs for equity indexed products include mortality, lapse rates and index volatility. For both products, the Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money (living benefit guarantees only) and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated using the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a deterministic approach.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0.1% - 8%²
Lapse	0% - 35%
Wait period	0 yrs - 30 yrs³
Efficiency of benefit utilization[1]	65% -100%
Discount rate	See footnote 4
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
3	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Equity Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life equity indexed products classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0% - 4%¹
Lapse	0% - 10%
Index volatility	15% - 25%

1	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the equity indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until the guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion as of December 31, 2014 and 2013.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2013:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$557	$1	$3	$561
Obligations of states, political subdivisions and foreign governments	63	1,900	—	1,963
Corporate public securities	1	18,705	79	18,785
Corporate private securities	—	3,791	803	4,594
Residential mortgage-backed securities	791	3,203	9	4,003
Commercial mortgage-backed securities	—	1,504	—	1,504
Other asset-backed securities	—	645	194	839

Total fixed maturity securities, available-for-sale, at fair value	$1,412	$29,749	$1,088	$32,249
Other investments at fair value[1]	64	357	45	466

Investments at fair value	$1,476	$30,106	$1,133	$32,715

Derivative instruments - assets	—	1,794	343	2,137
Separate account assets	80,647	1,339	2,083	84,069

Assets at fair value	$82,123	$33,239	$3,559	$118,921

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$1,094	$1,094
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$1,010	$1,010
Derivative instruments - liabilities	—	(2,178)	(5)	(2,183)

Liabilities at fair value	$—	$(2,178)	$1,005	$(1,173)

1	Other investments at fair value includes $31 million of trading securities as of December 31, 2013.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2012	$1,197	$62	$822	$2,025	$4,106	$(753)
Net gains (losses)
In operations[1]	(1)	(6)	(447)	58	(396)	1,758
In other comprehensive income	1	6	—	—	7	—
Purchases	115	5	129	—	249	—
Sales	(232)	(22)	(161)	—	(415)	—
Transfers into Level 3	142	—	—	—	142	—
Transfers out of Level 3	(134)	—	—	—	(134)	—

Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held as of the end of the year was $1.8 billion for future policy benefits and claims, $(297) million for derivative assets and $(6) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $924 million of total fixed maturity securities as of December 31, 2013.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2013 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2013.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2014				December 31, 2013
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$7,270	$7,616	$—	$7,616	$6,341	$6,481	$—	$6,481
Policy loans	$992	$992	$—	$992	$987	$987	$—	$987
Other investments	$60	$60	$—	$60	$43	$43	$—	$43

Liabilities
Investment contracts	$23,470	$21,742	$—	$21,742	$21,874	$20,436	$—	$20,436
Short-term debt	$660	$660	$—	$660	$278	$278	$—	$278
Long-term debt	$709	$1,069	$1,060	$9	$707	$1,004	$997	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2012[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2013[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2014[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Liabilities:
Future policyholder benefits	$1,669	$1,703
Policyholder funds and accumulated dividends	139	141
Policyholder dividends payable	22	23
Policyholder dividend obligation	152	113
Other policy obligations and liabilities	33	29

Total liabilities	$2,015	$2,009

Assets:
Fixed maturity securities, available-for-sale	$1,336	$1,320
Mortgage loans, net of allowance	272	257
Policy loans	149	157
Other assets	86	93

Total assets	$1,843	$1,827

Excess of reported liabilities over assets	172	182

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities, available-for-sale	$35	$(92)
Adjustment to policyholder dividend obligation	(35)	92

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$172	$182

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,336	$1,320
Amortized cost	1,216	1,235
Shadow policyholder dividend obligation	(120)	(85)

Net unrealized appreciation	$—	$—

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2014	2013	2012
Revenues:
Premiums	$61	$66	$73
Net investment income	93	94	98
Realized investment gains	1	—	1
Realized losses credited to policyholder benefit obligation	(5)	(4)	(5)

Total revenues	$150	$156	$167

Benefits and expenses:
Policy and contract benefits	$124	$123	$134
Change in future policyholder benefits and interest credited to policyholder accounts	(34)	(29)	(27)
Policyholder dividends	43	44	50
Change in policyholder dividend obligation	(1)	3	(8)
Other expenses	2	(2)	1

Total benefits and expenses	$134	$139	$150

Total revenues, net of benefits and expenses, before federal income tax expense	$16	$17	$17
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$10	$11	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$182	$193	$204
Change during period	(10)	(11)	(11)

End of period	$172	$182	$193

Cumulative closed block earnings from inception through December 31, 2014, 2013 and 2012 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32 million, $28 million and $21 million as of December 31, 2014, 2013 and 2012, respectively.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2014	2013
$600 million commercial paper program (0.20% and 0.24%, respectively)	$264	$278
$400 million revolving variable rate line of credit (1.57% and 0.00%, respectively)	396	—

Total short-term debt	$660	$278

In November 2014, the Company entered into a $400 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month London Interbank Offered Rate (“LIBOR”) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, the Company may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is November 2015, subject to automatic renewal for additional one year periods unless either party terminates the agreement. In February 2015, the Company repaid $200 million of the outstanding balance.

In March 2014, the Company renewed an agreement to extend its ability to borrow with the FHLB. This extension, which expires on March 27, 2015, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $8.5 billion and $4.3 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2014 and 2013, respectively. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

NMIC, NFS, and NLIC have a $600 million revolving variable rate credit facility that matures on May 6, 2015. NLIC had no amounts outstanding under the facility as of December 31, 2014 and 2013.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to statutory surplus leverage ratio requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2014 and 2013.

The amount of interest paid on short-term debt was immaterial in 2014, 2013 and 2012.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2014	2013
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	9	7

Total long-term debt	$709	$707

On December 31, 2010, Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. In June 2013, the Company paid the outstanding balance of the surplus note. The Company made interest payments on the surplus note totaling $5 million during 2013 prior to the repayment of the outstanding balance. Payments of interest and principal under the notes require the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2014, 2013 and 2012. Payments of interest and principal under the notes require the prior approval of the ODI.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax (benefit) expense for the years ended:

	December 31,
(in millions)	2014	2013	2012
Current tax expense (benefit)	$5	$(33)	$(144)
Deferred tax (benefit) expense	(152)	346	243

Total tax (benefit) expense	$(147)	$313	$99

The following table summarizes how the total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to net (loss) income for the years ended:

	December 31,
	2014		2013		2012
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$(46)	35%	$469	35%	$245	35%
Dividends received deduction	(87)	66%	(112)	(8)%	(75)	(11)%
Tax credits	(53)	41%	(82)	(6)%	(85)	(12)%
Other, net	39	(30)%	38	2%	14	2%

Total	$(147)	112%	$313	23%	$99	14%

The Company’s current federal income tax liability was $18 million and $13 million as of December 31, 2014 and 2013, respectively.

The Company made immaterial payments for the year ended December 31, 2014 and received refunds of $107 million and $95 million for the years ended 2013 and 2012, respectively.

During 2014 and 2013, the Company recorded a tax expense (benefit) of $16 million and $(13) million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return. No material changes in estimated income tax expense were recorded in 2012.

As of December 31, 2014, the Company had gross federal net operating loss carryforwards of $332 million, which expire in 2028. In addition, the Company had $147 million in low-income-housing credit carryforwards, which expire between 2024 and 2034, and $155 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company had $53 million in foreign tax credit carryforwards which expire between 2019 and 2024. The Company expects to fully utilize all carryforwards.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Deferred tax assets
Future policy benefits and claims	$1,274	$1,244
Tax credit carryforwards	355	352
Other	840	845

Gross deferred tax assets	$2,469	$2,441
Valuation allowance	(17)	(17)

Net deferred tax assets	$2,452	$2,424

Deferred tax liabilities
Deferred policy acquisition costs	$(1,113)	$(1,048)
Available-for-sale securities	(1,201)	(821)
Derivatives, including embedded derivatives	(267)	(600)
Other	(269)	(255)

Gross deferred tax liabilities	$(2,850)	$(2,724)

Net deferred tax liability	$(398)	$(300)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2014	2013	2012
Balance at beginning of period	$36	$36	$76
Additions for current year tax positions	3	2	(2)
Additions for prior years tax positions	—	—	25
Reductions for prior years tax positions	(1)	(2)	(63)

Balance at end of period	$38	$36	$36

The Company believes it is reasonably possible that the 2006 to 2010 IRS audit for the NLIC’s consolidated tax returns will be effectively settled within the next 12 months and as a result the liability for unrecognized tax benefits could decrease $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. In 2013, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance. Olentangy was granted a permitted practice from the State of Vermont that changed NLAIC’s valuation of this subsidiary by $66 million as of December 31, 2014 and 2013, which also allowed NLIC to admit additional deferred tax assets of $10 million as of December 31, 2014 and 2013. Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2014	2013	2012
Statutory net income (loss)
NLIC	$341	$262	$764
NLAIC	$(122)	$(103)	$(54)

Statutory capital and surplus
NLIC	$4,408	$3,550	$3,837
NLAIC	$691	$534	$311

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2014 and 2013, NLIC did not pay any dividends to NFS. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. As of January 1, 2015, NLIC has the ability to pay dividends to NFS totaling $441 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC and Olentangy each exceeded the minimum RBC requirements for all periods presented.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2014, 2013 and 2012, the Company made payments to NMIC and NSC totaling $275 million, $277 million and $283 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2014 and 2013. Total revenues from these contracts were $131 million, $137 million and $140 million for the years ended December 31, 2014, 2013 and 2012, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109 million for the years ended December 31, 2014 and 2013, and $113 million for the year ended December 31, 2012. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments to NMIC of $16 million for the years ended December 31, 2014 and 2013, and $15 million for the year ended December 31, 2012. In addition, an affiliate of NMIC has a cost sharing arrangement with the Company to occupy office space.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2014, 2013 and 2012 were $208 million, $179 million and $161 million, respectively, while benefits, claims and expenses ceded during these years were $217 million, $178 million and $167 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2014 and 2013, customer allocations to NFG funds totaled $58.1 billion and $53.2 billion, respectively. For the years ended December 31, 2014, 2013 and 2012, NFG paid the Company $185 million, $163 million and $144 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $636 million and $228 million as of December 31, 2014 and 2013, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $57 million for the year ended December 31, 2014, and $54 million for the years ended December 31, 2013 and 2012.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2014 and 2013, the Company had notes receivable outstanding of $142 million and $146 million, respectively.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the U.S. Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs’ motion for class certification. On December 11, 2014, the plaintiffs filed a seventh amended complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, the plaintiffs filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. A Fairness Hearing has been set for March 31, 2015. NLIC has made adequate provision for all probable and reasonably estimable losses associated with this settlement.

Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012, the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of certain assets from approximately 200 defendants, including NLIC and NMIC (the “Distributed Action”). The claims against NLIC and NMIC arise from the bankruptcy filings in 2008 of the Plaintiff and its parent company, Lehman Brothers Holding, Inc., which triggered the early termination of two collateralized debt obligation transactions, resulting in payments to NLIC and NMIC. The Plaintiff seeks to have certain sums returned to the bankruptcy estate in addition to prejudgment interest and costs. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and served NMIC and NLIC with a “SPV Derivatives ADR Notice,” formally starting the Alternative Dispute Resolution process. NMIC and NLIC responded, taking part in the ADR process, including a mediation. On July 17, 2014, the parties reached a settlement of this matter. On December 8, 2014, the settlement agreements were finalized and executed. Nationwide has issued the settlement payment, was dismissed from the case with prejudice on December 31, 2014, and this matter will shortly be closed.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2014	2013	2012
Premiums
Direct	$1,178	$1,015	$890
Assumed from other companies	—	—	—
Ceded to other companies	(347)	(291)	(255)

Net	$831	$724	$635

Life, accident and health insurance in force
Direct	$241,936	$228,095	$216,002
Assumed from other companies	5	6	5
Ceded to other companies	(59,588)	(58,310)	(59,895)

Net	$182,353	$169,791	$156,112

Amounts recoverable under reinsurance contracts totaled $704 million, $675 million and $684 million as of December 31, 2014, 2013 and 2012, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) the adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Due to a change in the manner in which we view our reportable segments, certain prior period amounts have been restated.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment, other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB, as well as the medium-term note (“MTN”) program that concluded in the fourth quarter of 2012.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)

Less: non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	1,051
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	(11)
Less: net loss attributable to noncontrolling interest	—	—	—	94

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	783	783
Other revenues[2]	(109)	—	6	15	(88)

Total revenues	$1,874	$844	$1,559	$840	$5,117
Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	694	—	636	24	1,354
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	295	151	347	188	981

Total benefits and expenses	$1,551	$622	$1,321	$282	$3,776

Income before federal income taxes and noncontrolling interests	$323	$222	$238	$558	$1,341
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(783)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$323	$222	$238	$(73)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	274	27	635
Net investment income	551	736	534	4	1,825
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	427	427
Other revenues[2]	(124)	—	—	23	(101)

Total revenues	$1,660	$830	$1,485	$481	$4,456
Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	613	—	588	26	1,227
Amortization of DAC	185	14	150	226	575
Other expenses, net of deferrals	266	164	307	180	917

Total benefits and expenses	$1,439	$635	$1,244	$439	$3,757

Income before federal income taxes and noncontrolling interests	$221	$195	$241	$42	$699
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(427)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$221	$195	$241	$(81)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2014 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$448	$527	$527
Obligations of states, political subdivisions and foreign governments	1,966	2,285	2,285
Public utilities	2,969	3,228	3,228
All other corporate, mortgage-backed and asset-backed securities	27,815	29,378	29,378

Total fixed maturity securities, available-for-sale	$33,198	$35,418	$35,418
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$6	$16	$16
Nonredeemable preferred stocks	—	5	5

Total equity securities, available-for-sale	$6	$21	$21
Trading assets	20	21	21
Mortgage loans, net of allowance	7,296		7,270	[1]
Policy loans	992		992
Other investments	780		780
Short-term investments	935		935

Total investments	$43,227		$45,437

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

2013
IPS - Annuity	$546	$1,071	$185	$295
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	849	125	347
Corporate and Other	16	28	66	188

Total	$1,849	$2,421	$374	$981

2012
IPS - Annuity	$551	$988	$185	$266
Retirement Plans	736	457	14	164
IPS - Life and NBSG	536	787	150	307
Corporate and Other	2	33	226	180

Total	$1,825	$2,265	$575	$917

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353	—
Premiums:
Life insurance[1]	$888	$(57)	$—	$831	—
Accident and health insurance	290	(290)	—	—	—

Total	$1,178	$(347)	$—	$831	—

2013
Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791	—
Premiums:
Life insurance[1]	$783	$(59)	$—	$724	—
Accident and health insurance	232	(232)	—	—	—

Total	$1,015	$(291)	$—	$724	—

2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—
Premiums:
Life insurance[1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2014, 2013 and 2012 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$1	$26

2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$5	$35

2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-4:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2014.
Statement of Operations for the year ended December 31, 2014.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2014 and 2013.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012.
Consolidated Balance Sheets as of December 31, 2014 and 2013.
Consolidated Statements of Changes in Equity as of December 31, 2014, 2013 and 2012.
Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed with Post-Effective Amendment No. 3 on April 16, 2009 (File No. 333-140812) as Exhibit 1 and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit 3 and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed with Initial Registration Statement on February 21, 2007 (File No. 333-140812) as Exhibit 4 and hereby incorporated by reference.
(5)	Variable Annuity Application - Filed with Initial Registration Statement on February 21, 2007 (File No. 333-140812) as Exhibit 5 and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Fund Participation Agreements.
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm".
(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., dated September 15, 2004, as amended, under document "amcentfpa99h2.htm".
(3)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, dated May 1, 1988, under document "fidifpa99h5.htm".
(4)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".
(5)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, under document "nwfpa99h12b.htm".
(6)	Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., dated May 1, 2003, as amended, under document "frankfpa99h8.htm".
(7)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc., dated April 13, 2007, under document "oppenfpa99h14.htm".
(8)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., dated February 1, 2002, as amended, under document "univfpa99h16.htm".
(9)	Fund Participation Agreement with Neuberger Berman Management Inc., dated January 1, 2006, under document "neuberfpa99h13.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(10)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".
(11)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company, dated July 20, 2005, under document "americanfundsfpa.htm".
(12)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), dated April 13, 2004, as amended, under document "blackrockfpa.htm".
(13)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, under document "waddellreedfpa.htm".
(14)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September 1999, under document "leggmasonfpa.htm".
(15)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, dated March 28, 2002, as amended, under document "pimcofpa.htm".
(16)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., dated September 27, 2002, as amended, under document "pioneerfpa.htm".
(17)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, dated September 1, 1989, as amended, under document "vaneckfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008 with pre-effective amendment number 20 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.
(18)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 under document "rydexfundpartagreement.htm".

The following Fund Participation Agreement was previously filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) under Exhibit 24(b), and is hereby incorporated by reference.
(19)	Participation Agreement with Credit Suisse Asset Management, LLC, and Provident Distributors, Inc., dated January 3, 2000, under document "creditsuissefpa.htm".
The following Fund Participation Agreement was previously filed on April 22, 2008 with post-effective amendment number 30 of registration statement (333-28995) under Exhibit 24(b), and is hereby incorporated by reference.
(20)	Fund Participation Agreement with Security Distributors, Inc., and Security Benefit Life Insurance Company, dated June 9, 2006, under document "sbl_fpa.htm".
The following Fund Participation Agreements were previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and are hereby incorporated by reference.
(21)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, under document "goldmansachsfpa.htm".
(22)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, dated April 13, 2009, under document "lazardfpa.htm".
(23)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, under document "eatonvancefpa.htm".
The following Fund Participation Agreement was previously filed on April 19, 2011 with post-effective amendment number 26 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.
(24)	Fund Participation Agreement with ProFunds Distributors, Inc., dated January 10, 2010, under document "profundfpa.htm".
The following Fund Participation Agreement was previously filed on April 20, 2012 with post-effective amendment number 10 of registration statement (333-140812) under Exhibit 24(b), and is hereby incorporated by reference.
(25)	Fund Participation Agreement with Rafferty Asset Management, LLC, dated February 9, 2012, as document "direxionfpa.htm".
The following Fund Participation Agreement was previously filed on June 11, 2012 with post-effective amendment number 11 of registration statement (333-140812) under Exhibit 24(b), and is hereby incorporated by reference.
(26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012, as document "northernlightsfpa.htm".
The following Fund Participation Agreements were previously filed on October 15, 2013 with post-effective amendment number 12 of registration statement (333-135650) under Exhibit 24(b), and are hereby incorporated by reference.
(27)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc., dated October 10, 2013, as document "d612202dex99826.htm".
(28)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC, dated October 11, 2013, as document "d612202dex99827.htm".
The following Fund Participation Agreement was previously filed on April 16, 2015, with Post-Effective Amendment No. 15 to the registration statement associated with 1933 Act File No. 333-149213 under Exhibit 24(b), and is hereby incorporated by reference.
(29)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, under document "mfsfpa.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectus.
(9)	Opinion of Counsel - Filed with Initial Registration Statement on February 21, 2007 (File No. 333-140812) as Exhibit 5, and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable.

(12)	Not Applicable.
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Chief Financial Officer and Chief Procurement Officer	Andrew Walker
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 9, 2015, was 321 and 556 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2

Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B	Nationwide VA Separate Account-D
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-NFS Distribution Compliance	Valerie Hamilton
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Vice President and Treasurer	John A. Reese
Assistant Treasurer	J. Morgan Elliott
Director	John L. Carter
Director	Eric S. Henderson
Director	David L. Giertz
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 16, 2015.
Nationwide Variable Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 16, 2015.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact